COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 2/21/2025 2:46:27 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350112142	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document a full 12 month housing history (7 months verified on credit report) however, prior rental history not documented in file.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months DTI is at least 10% < guideline maximum.	XXXX	Reviewer Comment (2024-06-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112142	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2024-06-21): Condo questionnare and budget provided and meets non-warrantable guideline requirements. Seller Comment (2024-06-20): (Rate Lock) Condo docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112142	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Evidence the borrower was provided a copy of revised Closing Disclosure was not acknowledged by Borrower at least three business days prior to closing.	Reviewer Comment (2024-07-12): XXXX received prior rebuttal regarding Economic Growth & Regulatory Relief Act and current rebuttal that the APR offered was better and decreased and that regardless of finance charges increasing the lower APR negates the 3 day waiting period. A decrease in APR does not negate the timing requirement if it exceeds .125% and became inaccurate and the finance charges was not overstated, since it increased. SFA TRID Compliance Scope - TRID GRID 4.0 Row 23 under Additional considerations states: " If the APR disclosed on the initial CD becomes inaccurate (increases or decreases beyond tolerance for accuracy set forth under 1026.22, a revised CD and an additional 3-day waiting period is required.APR reductions will require the additional 3 day waiting" See additional information within the guide. As noted, this is based on 1026.22 and pursuant to 1026.19(f)(2)(ii)(A) and further explained in CFPB FAQs (Posted XXXX) www.consumerfinance.gov/policy-compliance/guidance/tila-respa-disclosurerule. The fact the APR decreased is not, in and of itself, enough to not require a new 3-day waiting period. It would depend on the circumstances under why the APR was overstated to begin with. As the finance charge disclosed to the consumer on the XXXX CD was less than the finance charge disclosed to the consumer on the final CD, the overstated APR was not based on the overstated finance charge. Understanding the risk is less with an overstated APR, the timing considerations were not met and the exception is valid. In regard to the Economic Grown rebuttal, Question #3 of the CFPB FAQs under www.consumerfinance.gov/compliance/compliance-resources/mortgage-resources/tila-respa-integrated-disclosures/tila-respa-integrated-disclosure-faqs/#corrected-closing-disclosures-and-the-three-business-day-waiting-period-before-consummation, states the No. Section 109(a)of Economic Growth, Regulatory Relief & Consumer Protection Act (2018 Act) did not change the timing for consumating transaction if a creditor is required to provide a corrected CD under the TRID rule. timing was not met.

Seller Comment (2024-07-11): (Rate Lock) Per 109 Section of the Economic Growth, the APR offered was better and decreased by over 0.125%. Regardless of finance charges increasing, the lower APR offer negates the 3-day waiting period needing to re-open due to finance charges. Please escalate file.

Reviewer Comment (2024-07-09): Finance charges increased which confirms they were not overstated. Therefore, an additional 3 day waiting period is required pursuant to 1026.19(f)(2)(ii)(A) which refers to 1026.22 to determine if APR became inaccurate. APR reduced by more than .125% and the finance charge increased on the XXXX CD.  Since the finance charge increased and is therefore not considered overstated the change requires a new three day waiting period.  Consummation took place on XXXX.  No three day waiting period was allowed.  XXXX reviews to SFA standards and requirements.  There is no visible cure for this exception.

Seller Comment (2024-07-08): (Rate Lock) LOE provided

Reviewer Comment (2024-06-26): XXXX received rebuttal that valid CIC. A valid changed circumstance does not address a timing and APR change over .125% and would only address a fee tolerance violation.  The XXXX CD had a change in APR from the previous XXXX CD over .125%.
 that it decreased is only applicable if the Finance charge also decreases, which it did not. XXXX reviews timing and APR reductions in accordance with SFA TRID Grid 4.0.  Additional Considerations line 23 on the Grid outlines the three-day waiting period for APR changes and states “APR reductions will require the additional 3 day waiting period unless the overstated APR was based on an overstated finance charge, based on CFPB FAQs posted XXXX XXXX.” When looking at loans with APR decreases, XXXX compares the finance charges and the APR between the two CDs in question to confirm that both decreased before making a determination on whether the 3-day waiting period is required. APR Reductions will require the additional 3 day waiting period unless the overstated APR was based on an overstated finance charge, based on CFPB FAQs (Posted XXXX XXXX, https://www.consumerfinance.gov/policy-compliance/guidance/tila-respa-disclosure rule.  Rescission is not applicable to this regulation failure, as this is a timing violation and cannot cure a timing violation and no cure available and would not be related to rescission rules.

Seller Comment (2024-06-25): (Rate Lock) CIC was done on XXXX warranting the change in finance charges; CIC provided. APR decreased over 0.125% but does not warrant the recission opening since it did not increase. No decrease opens recission.

Reviewer Comment (2024-06-25): XXXX received rebuttal that no increase of .125%. However, as noted in rebuttal, the XXXX CD reflects an APR of 8.146% and Fin Chg of $XXXX and the subsequent CD issued XXXX reflects APR of 7.998% and Fin Chg of $XXXX (increasing fin chg).  The APR changed .148% which is over .125% change regardless if up or down.  With Finance charge increasing, this confirms no overstated finance charge and timing was not met as the XXXX CD was not received within 3 business days of closing.

Seller Comment (2024-06-24): (Rate Lock) APR on XXXX - 8.146
APR on XXXX - 7.998
APR on XXXX - 7.987
No increase of 0.125% so recission does not need re-opened.

Reviewer Comment (2024-06-24): APR reduced beyond the .125% tolerance on theXXXX.  The change was not received three or more days prior to closing.  This is a timing exception with no visible means of cure.

Seller Comment (2024-06-20): (Rate Lock) LOE and CIC provided
																			XXXX	XXXX	XXXX	3	C	C	C	C	C	C	C	C	C	C	XXXX	XXXX	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112142	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Verification Fee disclosed as XXXX on Loan Estimate dated XXXX but disclosed as XXXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-06-21): XXXX received LOE and COC suffice Seller Comment (2024-06-20): (Rate Lock) LOE and CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112142	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Business Narrative is missing from the loan file.				Reviewer Comment (2024-06-21): Documents received, system cleared. Seller Comment (2024-06-20): (Rate Lock) Narrative provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112142	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Business Narrative is missing for Borrower's Self-employment				Reviewer Comment (2024-06-21): Documents received, system cleared. Seller Comment (2024-06-20): (Rate Lock) Narrative provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112142	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Business Narrative is missing for Borrower's Self-employment				Reviewer Comment (2024-06-21): Documents received, system cleared. Seller Comment (2024-06-20): (Rate Lock) Narrative provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112142	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Business Narrative	The required signed and dated Business Narrative is missing from the loan file.				Reviewer Comment (2024-06-21): Documents received, system cleared. Seller Comment (2024-06-20): (Rate Lock) Narrative provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112142	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The required signed and dated Business Narrative is missing from the loan file.				Reviewer Comment (2024-06-21): Documents received, system cleared. Seller Comment (2024-06-20): (Rate Lock) Narrative provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	C	C	B	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112155	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of XXXX is over disclosed by XXXX compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)	The disclosed Amount Financed in the amount of XXXX is under disclosed by XXXX compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.	Reviewer Comment (2025-01-15): XXXX received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-01-15): XXXX received  Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Seller Comment (2025-01-15): (Rate Lock) Proof when the check was received provided

Reviewer Comment (2025-01-14): We can accept a signed letter or email from borrower indicating the date the check was received.

Reviewer Comment (2024-09-17): Check was not cashed within timeline.  Please provide corrected mailing label.  Current label was created on XXXX and has not been picked up.

Seller Comment (2024-09-17): (Rate Lock) Corrected XXXX with compliant recission and proof borrower cashed the check provided.

Reviewer Comment (2024-08-19): XXXX received executed RTC.  However, the sign date is XXXX and the cancel by date is XXXX which does not provide the 3 business day waiting period and is unacceptable as proof of reopening of rescission.  Additionally, we have not received a copy of a cure "Refund Check" for the $XXXX total underdisclosure.  Principal reduction provide is not acceptable means of curing a Material Disclosure underdisclosure violation.  To cure would need to have a copy of cure refund check to borrower for $XXXX XXXXg with proof of mailing today XXXX (as this is the 60th day from discovery)  If sending via XXXX or XXXX, the carrier must reflect they picked up the refund check today XXXX.  The Rescission portion will now exceed 60 days, and tolling rescission exception will be added separately for curing.   Provide copy of $XXXX cure refund to borrower and proof carrier picked up this cure refund check by today XXXX.

Seller Comment (2024-08-16): (Rate Lock) XXXX provided

Reviewer Comment (2024-08-01): XXXX received LOE, proof of mailing and PCCD.  To cure, we would also need proof of reopening of rescission on this material disclosure violation of a rescindable transaction, copy of the cure refund check for $XXXX and proof of delivery as the t XXXX tracking does not reflect package picked up.

Reviewer Comment (2024-07-23): The provided LOE is insufficient to address the material exception under disclosure.

To clarify that the variance for material exception is XXXX for purchases and $XXXX for rescindable transactions. The seller is referencing 1026.23(g) for Tolerances for Accuracy. If one looks at 1026.23(g)(1), it states, a one-half of 1 percent tolerance “Except as provided in paragraphs (g)(2) and (h)(2)”: The reference above points to 1026.23(h)(2) that limits the tolerance to $XXXX in the event the loan goes to foreclosure, if it is the consumer’s principal dwelling: Understanding the lender did not originate a loan in foreclosure, the exception is cited because in the event the borrower does end up in foreclosure, they can rescind the loan based on the under-disclosure. In the event they do rescind, the assignee would be required to refund all the fees paid on the loan including interest collected. The rating agencies require an EV3-C level exception in the event the exception carries assignee liability, impairs the asset, or would be an impediment to foreclosure. They do not ignore the possibility that some loans go into foreclosure and therefore the thresholds for rescindable loans is $XXXX. It is also worth noting that XXXX reviews loans in accordance with SFA TRID Grid 4.0,.The grid states the threshold is $XXXX for rescindable transactions and XXXX for non-rescindable transactions.

Further, the seller agreed that the cure was required when a principal reduction was provided on the loan file. However, Per TRID Grid 4.0, Remediation Considerations, ROW 7…Note, inaccurate APR, Finance Charge, or TOP resulting from fee-related under disclosures will require a refund check to cure and cannot be cured with a loan modification (principal curtailments are not permissible). In the case of under disclosures resulting from both fees and incorrect MI or margin used to calculate TOP, remediation can be in the form of one lump sum refund cash/check or lender/assignee can cure using a combination of remediation methods (ex. check and margin reduction; check and principal curtailment; check and lender paid MI).

Copy of refund check, PCCD, LOE, proof of delivery and reopening of RTC.

Seller Comment (2024-07-23): (Rate Lock) LOE provided

Reviewer Comment (2024-07-16): Since there was an understated Finance Charge, the cure must be made as a lump sum payment. “Lump sum method" means a method of reimbursement in which a cash payment equal to the total adjustment will be made to a consumer and not a - "Lump sum/payment reduction method", which means a method of reimbursement in which the total adjustment to a consumer will be made in two stages: a. A cash payment that fully adjusts the consumer's account up to the time of the cash payment; and, b. A reduction of the remaining payment amounts on the loan.

Reviewer Comment (2024-07-12): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of XXXX is under disclosed by XXXX compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)

Reviewer Comment (2024-07-11): Under disclosure resulting from prepaid finance charges will require a refund check to borrower (principal reduction not permitted for prepaid finance charge related under disclosures)

Seller Comment (2024-07-11): (Rate Lock) PR applied in lieu of check for cure. Please confirm this is sufficient and once the borrower receives the condition can be cleared.

Reviewer Comment (2024-07-10): As this is a rescindable transaction, a PCCD, LOE, Copy of refund check, RTC and proof of delivery is required to cure.

Reviewer Comment (2024-07-10): Per TRID Grid 4.0, Additional Considerations, ROW 7…Note, inaccurate APR, Finance Charge, or TOP resulting from fee-related under disclosures will require a refund check to cure and cannot be cured with a loan modification (principal curtailments are not permissible)

Seller Comment (2024-07-09): (Rate Lock) PR provided

Reviewer Comment (2024-06-27): CD is being tested as final CD. Cure is required in the amount of $XXXX. Cure requires PCCD, LOE, Copy of Refund Check, Reopening of Rescission and Proof of Delivery.

Seller Comment (2024-06-26): (Rate Lock) XXXX is not the final CD. Final CD from XXXX balanced with escrow CD provided on XXXX (PR added to too much cash back). We were provided with the escrow CD on XXXX and disclosed the best information at the time it was available. No cure should be needed.

Reviewer Comment (2024-06-25): XXXX received XXXX "Escrow CD" and lender rebuttal.  However, XXXX CD is not considered the final CD.  The XXXX CD  (which does not match the Escrow CD provided), was disclosed to borrower and signed by borrower at closing on XXXX.  Testing is based on this CD which is the final CD disclosed to borrower and signed at closing.  Finance charges were underdisclosed $XXXX and requires a cure to borrower for that underdisclosure.  The CD cannot be ignored.  Cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $XXXX, proof of mailing and proof of reopening of rescission to all consumers.

Seller Comment (2024-06-24): (Rate Lock) LOE and escrow CD provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	6/XXXX24	XXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112155	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXX which exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)	The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXX which exceeds the XXXX threshold. The Notice of Settlement Fee of XXXX was not included in the Finance Charge calculation at origination.	Reviewer Comment (2025-01-15): XXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-01-15): XXXX received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Seller Comment (2025-01-15): (Rate Lock) Proof when the check was received provided

Reviewer Comment (2025-01-14): We can accept a signed letter or email from borrower indicating the date the check was received.

Reviewer Comment (2024-09-17): Check was not cashed within timeline.  Please provide corrected mailing label.  Current label was created on XXXX and has not been picked up.

Seller Comment (2024-09-17): (Rate Lock) Corrected XXXX with compliant recission and proof borrower cashed the check provided.

Reviewer Comment (2024-08-19): XXXX received executed RTC.  However, the sign date is XXXX and the cancel by date is XXXX which does not provide the 3 business day waiting period and is unacceptable as proof of reopening of rescission.  Additionally, we have not received a copy of a cure "Refund Check" for the XXXX total underdisclosure.  Principal reduction provide is not acceptable means of curing a Material Disclosure underdisclosure violation.  To cure would need to have a copy of cure refund check to borrower for XXXX XXXXg with proof of mailing today XXXX (as this is the 60th day from discovery)  If sending via XXXX or UPXXXXS, the carrier must reflect they picked up the refund check today XXXX.  The Rescission portion will now exceed 60 days, and tolling rescission exception will be added separately for curing.   Provide copy of XXXX cure refund to borrower and proof carrier picked up this cure refund check by today XXXX.

Seller Comment (2024-08-16): (Rate Lock) XXXX provided

Reviewer Comment (2024-08-01): XXXX received LOE, proof of mailing and PCCD.  To cure, we would also need proof of reopening of rescission on this material disclosure violation of a rescindable transaction, copy of the cure refund check for XXXX and proof of delivery as the t XXXX tracking does not reflect package picked up.

Seller Comment (2024-07-31): (Rate Lock) Please confirm PCCD is sufficient prior to sending and requesting the check

Reviewer Comment (2024-07-23): The provided LOE is insufficient to address the material exception under disclosure.

To clarify that the variance for material exception is XXXX for purchases and XXXX for rescindable transactions. The seller is referencing 1026.23(g) for Tolerances for Accuracy. If one looks at 1026.23(g)(1), it states, a one-half of 1 percent tolerance “Except as provided in paragraphs (g)(2) and (h)(2)”: The reference above points to 1026.23(h)(2) that limits the tolerance to XXXX in the event the loan goes to foreclosure, if it is the consumer’s principal dwelling: Understanding the lender did not originate a loan in foreclosure, the exception is cited because in the event the borrower does end up in foreclosure, they can rescind the loan based on the under-disclosure. In the event they do rescind, the assignee would be required to refund all the fees paid on the loan including interest collected. The rating agencies require an EV3-C level exception in the event the exception carries assignee liability, impairs the asset, or would be an impediment to foreclosure. They do not ignore the possibility that some loans go into foreclosure and therefore the thresholds for rescindable loans is XXXX. It is also worth noting that XXXX reviews loans in accordance with SFA TRID Grid 4.0,.The grid states the threshold is XXXX for rescindable transactions and XXXX for non-rescindable transactions.

Further, the seller agreed that the cure was required when a principal reduction was provided on the loan file. However, Per TRID Grid 4.0, Remediation Considerations, ROW 7…Note, inaccurate APR, Finance Charge, or TOP resulting from fee-related under disclosures will require a refund check to cure and cannot be cured with a loan modification (principal curtailments are not permissible). In the case of under disclosures resulting from both fees and incorrect MI or margin used to calculate TOP, remediation can be in the form of one lump sum refund cash/check or lender/assignee can cure using a combination of remediation methods (ex. check and margin reduction; check and principal curtailment; check and lender paid MI).

Copy of refund check, PCCD, LOE, proof of delivery and reopening of RTC.

Seller Comment (2024-07-23): (Rate Lock) LOE provided

Reviewer Comment (2024-07-11): Under disclosure resulting from prepaid finance charges will require a refund check to borrower (principal reduction not permitted for prepaid finance charge related under disclosures)

Seller Comment (2024-07-11): (Rate Lock) PR applied in lieu of check for cure. Please confirm this is sufficient and once the borrower receives the condition can be cleared.

Reviewer Comment (2024-07-10): As this is a rescindable transaction, a PCCD, LOE, Copy of refund check, RTC and proof of delivery is required to cure.

Reviewer Comment (2024-07-10): Per TRID Grid 4.0, Additional Considerations, ROW 7…Note, inaccurate APR, Finance Charge, or TOP resulting from fee-related under disclosures will require a refund check to cure and cannot be cured with a loan modification (principal curtailments are not permissible)

Seller Comment (2024-07-09): (Rate Lock) PR provided

Reviewer Comment (2024-06-27): XXXX CD is being tested as final CD.  Cure is required in the amount of XXXX. Cure requires PCCD, LOE, Copy of Refund Check, Reopening of Rescission and Proof of Delivery.

Seller Comment (2024-06-26): (Rate LockXXXX is not the final CD. Final CD from XXXX balanced with escrow CD provided on XXXX (PR added to too much cash back). We were provided with the escrow CD on XXXX and disclosed the best information at the time it was available. No cure should be needed.

Reviewer Comment (2024-06-25): XXXX XXXX "Escrow CD" and lender rebuttal.  However, the XXXX CD is not considered the final CD.  The XXXX CD  (which does not match the Escrow CD provided), was disclosed to borrower and signed by borrower at closing on XXXX  Testing is based on this CD which is the final CD disclosed to borrower and signed at closing.  Finance charges were underdisclosed XXXX and requires a cure to borrower for that underdisclosure.  The CD cannot be ignored.  Cure with Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of XXXX, proof of mailing and proof of reopening of rescission to all consumers.

Seller Comment (2024-06-24): (Rate Lock) LOE and escrow CD provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	6/XXXX24	XXXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112155	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit file must contain documentation showing the CPA is currently licensed in their state, the EA is currently active, or the CTEC is active.				Reviewer Comment (2024-06-26): Verification provided, exception cleared. Seller Comment (2024-06-24): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	6/XXXX24	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112155	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA	TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.	Finance Charge and Amount Finance Material Disclosure exceptions not yet cured. Upon proof of curing these exceptions within 60 days of discovery on XXXX, TILA Extended Rescission exception set and could then be cured with proof of reopening of rescission to all consumers.	Reviewer Comment (2025-01-15): XXXX received proof of receipt of RTC.

Reviewer Comment (2025-01-15): 0XXXX

Reviewer Comment (2025-01-15): XXXX received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Seller Comment (2025-01-15): (Rate Lock) Proof when the check was received provided

Reviewer Comment (2024-09-17): Check was not cashed within timeline. Please provide corrected mailing label. Current label was created on 7/11 and has not been picked up.

Seller Comment (2024-09-17): (Rate Lock) Corrected XXXX with compliant recission and proof borrower cashed the check provided.
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	6/XXXX24	XXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct notice of rescission model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112144	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The Appraisal was dated 1 day prior to closing. The Appraisal timing waiver is missing from the loan file.	Reviewer Comment (2024-09-25): Waived per client request.

Seller Comment (2024-09-24): (Rate Lock) waiver provided

Reviewer Comment (2024-07-23): Appraisal did not complete and sign the report until XXXX which is one day prior to closing date and cannot meet the three days prior to consummation delivery date.  Exception is an EV2.

Seller Comment (2024-07-19): (Rate Lock) initial appraisal is effective XXXX.

Reviewer Comment (2024-07-16): Appraisal report date is XXXX, which is not 3 business days prior to consummation, and report could not have been received 3 business days prior

Seller Comment (2024-07-16): (Rate Lock) Acknowledgement of appraisal by borrower stating they received the appraisal at least 3 days prior.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	7/XXXX024	XXXX	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112144	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.68771% or Final Disclosure APR of 8.74700% is equal to or greater than the threshold of APOR 6.94% + 1.5%, or 8.44000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.68771% or Final Disclosure APR of 8.74700% is equal to or greater than the threshold of APOR 6.94% + 1.5%, or 8.44000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2024-09-26): Exception cleared - Appraisal delivery proof is received in file.

Seller Comment (2024-09-26): (Rate Lock) Proof appraisal from XXXX was sent and received by the borrower also on XXXX provided.

Reviewer Comment (2024-09-25): There is no timing issue with the initial appraisal. The only issue is that we have no evidence that the final appraisal was provided. Since it was clerical, we don't hold it to the same 3-day requirement. As long as it was provided at some point, even if post-close, we can downgrade it to an EV-2.

Seller Comment (2024-09-24): (Rate Lock) waiver provided

Reviewer Comment (2024-07-23): Appraisal did not complete and sign the report until XXXX which is one day prior to closing date and cannot meet the three days prior to consummation delivery date.

Seller Comment (2024-07-19): (Rate Lock) initial appraisal is effective XXXX.

Reviewer Comment (2024-07-16): Appraisal report date is XXXX, which is not 3 business days prior to consummation, and report could not have been received 3 business days prior

Seller Comment (2024-07-16): (Rate Lock) OK to proceed with ATR/QM & Higher Priced HPCT and HPML Alerts as long as escrows/impounds stay Not Waived and a full appraisal is on file.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	7/XXXX024	XXXX	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112144	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The appraisal report date was 1 day prior to closing. The Appraisal Timing waiver is missing from the loan file.	Reviewer Comment (2024-09-26): Exception cleared - Appraisal delivery proof is received in file.

Seller Comment (2024-09-26): (Rate Lock) Proof appraisal from XXXX was sent and received by the borrower also on XXXX provided.

Reviewer Comment (2024-09-25): There is no timing issue with the initial appraisal. The only issue is that we have no evidence that the final appraisal was provided. Since it was clerical, we don't hold it to the same 3-day requirement. As long as it was provided at some point, even if post-close, we can downgrade it to an EV-2.

Seller Comment (2024-09-24): (Rate Lock) waiver provided

Reviewer Comment (2024-07-22): Evidence of Appraisal Provided Date is Missing.

Seller Comment (2024-07-19): (Rate Lock) initial appraisal is effective XXXX.

Reviewer Comment (2024-07-16): Appraisal report date is XXXX, which is not 3 business days prior to consummation, and report could not have been received 3 business days prior

Seller Comment (2024-07-16): (Rate Lock) Acknowledgement of appraisal by borrower stating they received the appraisal at least 3 days prior.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	7/XXXX024	XXXX	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112144	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)	The Application date listed within the loan file was XXXX. The Loan Estimate was issued more than three days after application date of XXXX.	Reviewer Comment (2024-07-17): XXXX: The consumer went through the eConsent process on XXXX, the consumer acknowledged the receipt of the LE on XXXX. But the loan application date was XXXX. In the event the consumer had not provided eConsent by XXXX, then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2. Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days. The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Seller Comment (2024-07-16): (Rate Lock) XXXX is 3 business days from XXXX. Please clear
																			XXXX	XXXX	XXXX	3	C	C	C	C	C	C	C	C	C	C	7/XXXX024	XXXX	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112144	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	The Tolerance Cure was provided on the final signed and dated Closing Disclosure.				Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	7/XXXX024	XXXX	Primary	Purchase	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112144	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-09-27): Lender acknowledges and elects to waive. Seller Comment (2024-09-27): (Rate Lock) Accept Ev2 and wish to waive.	XXXX	XXXX	XXXX	2		B		B		B		B		B	7/XXXX024	XXXX	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112143	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXXX)	Partial payments section on page 4 of final CD not completed.				Reviewer Comment (2024-09-24): XXXX received Corrected CD and LOE to borrower. Exception remains an Open- Unable to Clear EV3 as remediation documentation was not provided within 60 days of discovery date of XXXX Seller Comment (2024-09-20): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	3	C	C	C	C	C	C	C	C	C	C	06/24/2024	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112143	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations.	Reviewer Comment (2024-10-31): The LE 3-day timing test is based on the date the LE was sent, not the date received. For this particular loan, Per the disclosure summary provided, the timing test is failing because we have the LE input as electronically sent on XXXX (which is within 3 days of application), however, it was sent electronically. Consent date input in Clarity is XXXX, therefore, the XXXX LE sent date is not being considered as the borrower has not provided consent to receive electronic disclosures on XXXX. Please provide documentation if the initial LE was provided to the borrower in other than electronic format and XXXX will re-review.

Reviewer Comment (2024-XXXX): The consumer went through the eConsent process on XXXX, the consumer acknowledged the receipt of the LE on XXXX. But the loan application date was XXXX. In the event the consumer had not provided eConsent by XXXX, then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.

Seller Comment (2024-10-29): (Rate Lock) Unable to Clear
																			XXXX	XXXX	XXXX	3	C	C	C	C	C	C	C	C	C	C	06/24/2024	XXXX	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC). Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Title - Municipal Lien Certificate Fee (MLC) fee of XXXX exceeds tolerance of XXXX. excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-29): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	8/2XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The lender qualified the Borrower on the Interest only payments.				Reviewer Comment (2024-12-18): Lender Exception with Compensating Factors provided. System Cleared. Seller Comment (2024-12-18): (Rate Lock) 1003 and 1008 provided Seller Comment (2024-12-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	8/2XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		Appraisal Effective date is XXXX and CDA Effective date is XXXX.				Reviewer Comment (2024-09-20): Corrected CDA provided, exception cleared. Seller Comment (2024-09-16): (Rate Lock) Corrected CDA present	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	8/2XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the tradeline requirements as they have a total of 3 tradelines active and open only 2 have a 12 month history.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender exception with compensating factors. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	8/2XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has 3 NSF/OD fees come up in XXXXXXXX statement.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender exception with compensating factors. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-08-29): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	8/2XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The lender qualified the Borrower on the interest only payment.				Reviewer Comment (2024-12-18): Updated documentation provided Seller Comment (2024-12-18): (Rate Lock) 1003 and 1008 provided Seller Comment (2024-12-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	8/2XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 51.23% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The lender qualified the Borrower on the interest only payment.				Reviewer Comment (2024-12-18): Updated documentation provided Seller Comment (2024-12-18): (Rate Lock) 1003 and 1008 provided Seller Comment (2024-12-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	8/2XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Business that bank statements were used for closing/reserves is not reflected on the loan application as required by guidelines.				Reviewer Comment (2024-10-03): 1003 provided. Account listed. Seller Comment (2024-10-01): (Rate Lock) 1003 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	8/2XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.23071% exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds allowable due to qualifying rate.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender exception with compensating factors. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-18): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	8/2XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds allowable due to qualifying rate.				Reviewer Comment (2024-12-18): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1		A		A		A		A		A	8/2XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112156	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.23071% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds allowable due to qualifying rate.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender exception with compensating factors. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-18): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	8/2XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112157	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI exceeds maximum of 50% due to lender loan qualification based only on the interest only payment.				Reviewer Comment (2025-01-07): Loan is NonQM Seller Comment (2024-12-19): (Rate Lock) 1003 and 1008 provided Reviewer Comment (2024-12-16): Calculated DTI is 59.25%, does not match lender exception. Exception needs to be updated and compensating factors need to be compelling for significant overage. Seller Comment (2024-12-05): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	08/15/2024	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112157	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided onXXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided onXXXX did not disclose the reason the loan will not have an escrow account				Reviewer Comment (2024-09-06): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-09-05): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	08/15/2024	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112157	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	DTI exceeds maximum of 50% due to lender loan qualification based only on the interest only payment.				Reviewer Comment (2025-01-04): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-12-19): (Rate Lock) 1003 and 1008 provided Reviewer Comment (2024-12-16): Calculated DTI is 59.25%, does not match lender exception. Exception needs to be updated and compensating factors need to be compelling for significant overage. Seller Comment (2024-12-05): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	08/15/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112157	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 55.58700% exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds maximum of 50% due to lender loan qualification based only on the interest only payment.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X36 housing payments	XXXX	Reviewer Comment (2025-01-04): Lender Exception with Compensating Factors

Reviewer Comment (2024-12-30): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 64.69290% exceeds Guideline total debt ratio of 50.00000%.

Seller Comment (2024-12-19): (Rate Lock) 1003 and 1008 provided

Reviewer Comment (2024-12-17): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 55.44534% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2024-12-16): Calculated DTI is 59.25%, does not match lender exception.  Exception needs to be updated and compensating factors need to be compelling for significant overage.

Seller Comment (2024-12-05): (Rate Lock) exception provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	08/15/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112157	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 699 is less than Guideline representative FICO score of 720.	Escrow waiver requires a minimum credit score of 720 representative score is 699.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X36 housing payments	XXXX	Reviewer Comment (2024-09-18): Lender Exception with Compensating Factors. Seller Comment (2024-09-05): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	08/15/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112157	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Escrow waiver requires a minimum credit score of 720 representative score is 699. DTI exceeds maximum of 50% due to lender loan qualification based only on the interest only payment. ****Updated XXXX - Lender Exception provided for the score, DTI exception due to qualifying method remains due to I/O payment.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X36 housing payments	XXXX	Reviewer Comment (2025-01-04): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-12-19): (Rate Lock) 1003 and 1008 provided Reviewer Comment (2024-12-16): Calculated DTI is 59.25%, does not match lender exception. Exception needs to be updated and compensating factors need to be compelling for significant overage. Seller Comment (2024-12-05): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	08/15/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112157	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds maximum of 50% due to lender loan qualification based only on the interest only payment.				Reviewer Comment (2025-01-04): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-12-19): (Rate Lock) 1003 and 1008 provided Reviewer Comment (2024-12-16): Calculated DTI is 59.25%, does not match lender exception. Exception needs to be updated and compensating factors need to be compelling for significant overage. Seller Comment (2024-12-05): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	08/15/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112157	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Qualification Method does not meet ATR requirements.				Reviewer Comment (2025-01-04): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-12-19): (Rate Lock) 1003 and 1008 provided Reviewer Comment (2024-12-16): Calculated DTI is 59.25%, does not match lender exception. Exception needs to be updated and compensating factors need to be compelling for significant overage. Seller Comment (2024-12-05): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	08/15/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112157	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 55.45% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	DTI exceeds maximum of 50% due to lender loan qualification based only on the interest only payment.				Reviewer Comment (2025-01-07): Loan is NonQM Reviewer Comment (2025-01-07): Regraded to EV2-B due to lender exception and sufficient compensating factors. Seller Comment (2025-01-07): (Rate Lock) Please clear condition, per comments Seller Comment (2024-12-19): (Rate Lock) 1003 and 1008 provided Reviewer Comment (2024-12-16): Calculated DTI is 59.25%, does not match lender exception. Exception needs to be updated and compensating factors need to be compelling for significant overage. Seller Comment (2024-12-05): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	08/15/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112160	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to DTI exceeding maximum allowable of 50%.	Reviewer Comment (2025-01-07): Lender exception with compensating factors, system cleared.

Seller Comment (2025-01-07): (Rate Lock) Provided

Reviewer Comment (2024-10-14): This is a interest only loan and considering fully amortized payment after the interest only payment, due to that the DTI is 52.95% more than guideline maximum of 50%, exception remains.

Seller Comment (2024-10-10): (Rate Lock) Per our system information the DTI is 44.9/47.9 and no exception is required for the DTI.

Reviewer Comment (2024-10-02): Narrative received, DTI exception still outstanding.

Seller Comment (2024-09-26): (Rate Lock) Narrative provided
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	9/1XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112160	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.95596% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 20 years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-07): Lender exception with compensating factors.

Seller Comment (2025-01-07): (Rate Lock) Provided

Reviewer Comment (2024-10-14): This is a interest only loan and considering fully amortized payment after the interest only payment, due to that the DTI is 52.95% more than guideline maximum of 50%, exception remains.

Seller Comment (2024-10-10): (Rate Lock) Per our system information the DTI is 44.9/47.9 and no exception is required for the DTI.

Reviewer Comment (2024-10-02): Narrative received, DTI exception still outstanding.

Seller Comment (2024-09-26): (Rate Lock) Narrative provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	9/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112160	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.95596% exceeds Guideline total debt ratio of 50.00000%.	Calculated investor qualifying total debt ratio of 52.95596% exceeds Guideline total debt ratio of 50.00000%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 20 years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-07): Lender exception with compensating factors.

Seller Comment (2025-01-07): (Rate Lock) Provided

Reviewer Comment (2024-10-14): This is a interest only loan and considering fully amortized payment after the interest only payment, due to that the DTI is 52.95% more than guideline maximum of 50%, exception remains.

Seller Comment (2024-10-10): (Rate Lock) Per our system information the DTI is 44.9/47.9 and no exception is required for the DTI.

Reviewer Comment (2024-09-27): Exception is not due to income, this is a interest only loan and considering fully amortized payment after the interest only payment, the DTI is 52.95% more than guideline maximum of 50%, exception remains.

Seller Comment (2024-09-26): (Rate Lock) Narrative provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	9/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112160	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds guidelines of 50%. The loan file is missing a business narrative for the business used for income qualification as required by guidelines.	Reviewer Comment (2025-01-07): Lender exception with compensating factors, system cleared.

Seller Comment (2025-01-07): (Rate Lock) Provided

Reviewer Comment (2024-10-14): This is a interest only loan and considering fully amortized payment after the interest only payment, due to that the DTI is 52.95% more than guideline maximum of 50%, exception remains.

Seller Comment (2024-10-10): (Rate Lock) Per our system information the DTI is 44.9/47.9 and no exception is required for the DTI.

Reviewer Comment (2024-10-02): Narrative received, DTI exception still outstanding.

Seller Comment (2024-09-26): (Rate Lock) Narrative provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	9/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112160	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a business narrative for the business used for income qualification as required by guidelines. Calculated investor qualifying total debt ratio of 52.95596% exceeds Guideline total debt ratio of 50.00000%.	Reviewer Comment (2025-01-07): Lender exception with compensating factors, system cleared.

Seller Comment (2025-01-07): (Rate Lock) Provided

Reviewer Comment (2024-10-14): This is a interest only loan and considering fully amortized payment after the interest only payment, due to that the DTI is 52.95% more than guideline maximum of 50%, exception remains.

Seller Comment (2024-10-10): (Rate Lock) Per our system information the DTI is 44.9/47.9 and no exception is required for the DTI.

Reviewer Comment (2024-10-02): Narrative received, DTI exception still outstanding.

Seller Comment (2024-09-26): (Rate Lock) Narrative provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	9/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112160	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a business narrative for the business used for income qualification as required by guidelines.				Reviewer Comment (2024-09-27): Business Narrative received, exception cleared. Seller Comment (2024-09-26): (Rate Lock) Narrative provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	9/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112161	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX	There are red flags on the fraud report that were not cleared.				Reviewer Comment (2025-01-06): XXXX: 592. Borrower owns sub. C/O. Not our borrower on watchlist. Seller Comment (2025-01-03): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112161	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-01-13): Verification of ownership provided, system cleared. Seller Comment (2025-01-10): (Rate Lock) Proof sole owner provided Reviewer Comment (2024-12-11): This exception is in relation to income, not assets. Percent ownership required. Seller Comment (2024-12-11): (Rate Lock) Not needed as cash-out suffices for reserves, and no assets needed; therefore no need if business will be negatively affected.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112161	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-01-13): Verification of ownership provided, system cleared. Seller Comment (2025-01-10): (Rate Lock) Proof sole owner provided Reviewer Comment (2024-12-11): This exception is in relation to income, not assets. Percent ownership required. Seller Comment (2024-12-11): (Rate Lock) Not needed as cash-out suffices for reserves, and no assets needed; therefore no need if business will be negatively affected.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112161	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-01-13): Verification of ownership provided, system cleared. Seller Comment (2025-01-10): (Rate Lock) Proof sole owner provided Reviewer Comment (2024-12-11): This exception is in relation to income, not assets. Percent ownership required. Seller Comment (2024-12-11): (Rate Lock) Not needed as cash-out suffices for reserves, and no assets needed; therefore no need if business will be negatively affected.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112161	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document the Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-01-13): Tax preparer letter provided, exception cleared. Seller Comment (2025-01-10): (Rate Lock) Proof sole owner provided Reviewer Comment (2024-12-11): This exception is in relation to income, not assets. Percent ownership required. Seller Comment (2024-12-11): (Rate Lock) Not needed as cash-out suffices for reserves, and no assets needed; therefore no need if business will be negatively affected.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112161	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-12-11): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112162	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-10-10): Declaration XXXX, Inspection XXXX. Post declaration but prior to end date. Seller Comment (2024-10-10): (Rate Lock) Provided completed XXXX after disaster declaration. Please downgrade to EV2 and waive.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	10/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112162	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure did not disclose the reason for not having an escrow account.				Reviewer Comment (2024-11-15): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2024-11-14): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	10/XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112162	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Borrower residual income is less than required by guidelines.	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-11-25): Lender exception with compensating factors. Seller Comment (2024-11-14): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	10/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112162	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX, Borrower: XXXX XXXX XXXX 1099 Transcript 1099 Transcript	1099 transcripts missing and documented YTD earnings for Borrower and Coborrower for 1099 income.	Reviewer Comment (2024-12-24): Transcript provided and updated Exception cleared

Seller Comment (2024-12-19): (Rate Lock) The schedule C income on these transcripts corresponds to the 1099s for the borrowers and should be sufficient.

Reviewer Comment (2024-12-18): Provided Transcript for 1040 require Transcript for 1099 and YTD 1099 Income for Borrower and Co-borrower - Exception Remains

Seller Comment (2024-12-16): (Rate Lock) Transcripts provided

Reviewer Comment (2024-11-15): Exception Remains - Required 1099 Wage and Income Transcript from IRS for borrower XXXX XXXX XXXX employer XXXX. and borrower XXXX XXXX XXXX employer XXXX. and XXXX for year XXXX.

Seller Comment (2024-11-14): (Rate Lock) Provided

Reviewer Comment (2024-10-14): 1099 transcripts missing and documented YTD earnings for Borrower and Coborrower for 1099 income of XXXX, Exception RemainsXXXX

Seller Comment (2024-10-10): (Rate Lock) 1099s provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	10/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112162	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	File is missing wage and income transcripts from the IRS required by guidelines and documented YTD earnings for Borrower and Coborrower for 1099 income .	Reviewer Comment (2024-12-24): Transcript provided and updated Exception cleared

Seller Comment (2024-12-19): (Rate Lock) The schedule C income on these transcripts corresponds to the 1099s for the borrowers and should be sufficient.

Reviewer Comment (2024-12-18): Provided Transcript for 1040 require Transcript for 1099 and YTD 1099 Income for Borrower and Co-borrower - Exception Remains

Seller Comment (2024-12-16): (Rate Lock) Transcripts provided

Reviewer Comment (2024-11-15): Exception Remains - Required 1099 Wage and Income Transcript from IRS for borrower XXXX XXXX XXXX employer XXXX. and borrower XXXX XXXX XXXX employer XXXX. and XXXX for XXXX.

Seller Comment (2024-11-14): (Rate Lock) Provided

Reviewer Comment (2024-10-14): 1099 transcripts missing and documented YTD earnings for Borrower and Coborrower for 1099 income ofXXXX, Exception Remains.

Seller Comment (2024-10-10): (Rate Lock) 1099s provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	10/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112162	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing transcripts, YTD 1099 income earnings and insufficient residual income.	Reviewer Comment (2024-12-24): Transcript provided and updated Exception cleared

Seller Comment (2024-12-19): (Rate Lock) The schedule C income on these transcripts corresponds to the 1099s for the borrowers and should be sufficient.

Reviewer Comment (2024-12-18): Provided Transcript for 1040 require Transcript for 1099 and YTD 1099 Income for Borrower and Co-borrower - Exception Remains

Seller Comment (2024-12-16): (Rate Lock) Transcripts provided

Reviewer Comment (2024-11-15): Exception Remains - Required 1099 Wage and Income Transcript from IRS for borrower XXXX XXXX XXXX employer XXXX. and borrower XXXX XXXX XXXX employer XXXX. and XXXX for XXXX.

Seller Comment (2024-11-14): (Rate Lock) Provided

Reviewer Comment (2024-10-14): Still outstanding transcripts and YTD 1099 income earnings and insufficient residual income.

Seller Comment (2024-10-10): (Rate Lock) 1099s provided
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	10/XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112162	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing transcripts, YTD 1099 income earnings and residual income did not meet guidelines.	Reviewer Comment (2024-12-24): Transcript provided and updated Exception cleared

Seller Comment (2024-12-19): (Rate Lock) The schedule C income on these transcripts corresponds to the 1099s for the borrowers and should be sufficient.

Reviewer Comment (2024-12-18): Provided Transcript for 1040 require Transcript for 1099 and YTD 1099 Income for Borrower and Co-borrower - Exception Remains

Seller Comment (2024-12-16): (Rate Lock) Transcripts provided

Reviewer Comment (2024-11-15): Exception Remains - Required 1099 Wage and Income Transcript from IRS for borrower XXXX XXXX XXXX employer XXXX. and borrower XXXX XXXX XXXX employer XXXX. and XXXX for XXXX.

Seller Comment (2024-11-14): (Rate Lock) Provided

Reviewer Comment (2024-10-14): Still outstanding transcripts and YTD 1099 income earnings and insufficient residual income.

Seller Comment (2024-10-10): (Rate Lock) 1099s provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	10/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112162	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing transcripts, YTD 1099 income earnings and residual income did not meet guideline requirements.	Reviewer Comment (2024-12-24): Transcript provided and updated Exception cleared

Seller Comment (2024-12-19): (Rate Lock) The schedule C income on these transcripts corresponds to the 1099s for the borrowers and should be sufficient.

Reviewer Comment (2024-12-18): Provided Transcript for 1040 require Transcript for 1099 and YTD 1099 Income for Borrower and Co-borrower - Exception Remains

Seller Comment (2024-12-16): (Rate Lock) Transcripts provided

Reviewer Comment (2024-11-15): Exception Remains - Required 1099 Wage and Income Transcript from IRS for borrower XXXX XXXX XXXX employer XXXX. and borrower XXXX XXXX XXXX employer XXXX. and XXXX for XXXX.

Seller Comment (2024-11-14): (Rate Lock) Provided

Reviewer Comment (2024-10-14): Still outstanding transcripts and YTD 1099 income earnings and insufficient residual income.

Seller Comment (2024-10-10): (Rate Lock) 1099s provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	10/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112162	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-12-18): Document Provided and updated Exception cleared Seller Comment (2024-12-11): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	10/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-12-29): Documents received, system cleared. Seller Comment (2024-12-18): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Lender Credits was last disclosed as $-XXXX on the Loan Estimate but disclosed as $-XXXX on Final Closing Disclosure. File does not contain a Valid change of circumstance for this fee, nor evidence of cure in file				Reviewer Comment (2024-11-19): XXXX received LOE for change in pricing due to investor exception. Reviewer Comment (2024-11-07): XXXX received COC dated XXXX with reason that pricing change to worse, however, this does not provide sufficient information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in the relock of the loan and change in pricing/closing costs while the loan is still within the lock period. Seller Comment (2024-11-06): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2024	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Lender Exception in file approving LTV of 85% when maximum is 80% on rural property with XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job for 5+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender Exception in file approving LTV of 85% when maximum is 80% on rural property with XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job for 5+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	An appraisal re inspection fee was added without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-18): XXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing. Seller Comment (2024-12-17): (Rate Lock) PCCD and cure provided Reviewer Comment (2024-11-07): XXXX received rebuttal that fee was disclosed on XXXX but, there is no CD in file dated XXXX. Please provide any missing CD to review the exception. Seller Comment (2024-11-06): (Rate Lock) Appraisal was signed by appraiser XXXX and the re-inspection fee was re-disclosed on XXXX making it 3 business days from when we were made aware. This is within compliance so no cure needed.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX/2024	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXXs Account Statements - Business	The loan file is missing 12 months bank statements for account XXXX (XXXX - XXXX) as approval reflects loan is a 24 month bank statement loan.	Reviewer Comment (2024-11-29): Exception cleared - The letter of explanation states the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

Seller Comment (2024-11-27): (Rate Lock) the LOE attached shows the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

This should be sufficient for the asset statements.

Reviewer Comment (2024-11-08): Rate Lock and Approval reflect 24 month bank statements require additional bank statement for account XXXX  Exception remains.

Seller Comment (2024-11-06): (Rate Lock) Guidelines state multiple accounts can be used, in which we have enough months to cover the 24 month period.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided	The loan file is missing 12 months bank statements for account XXXX (XXXX - XXXX) as approval reflects loan is a 24 month bank statement loan.	Reviewer Comment (2024-11-29): Exception cleared - The letter of explanation states the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

Seller Comment (2024-11-27): (Rate Lock) the LOE attached shows the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

This should be sufficient for the asset statements.

Reviewer Comment (2024-11-08): Rate Lock and Approval reflect 24 month bank statements require additional bank statement for account XXXX  Exception remains.

Seller Comment (2024-11-06): (Rate Lock) Guidelines state multiple accounts can be used, in which we have enough months to cover the 24 month period.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing 12 months bank statements for account XXXX (XXXX - XXXX) as approval reflects loan is a 24 month bank statement loan.	Reviewer Comment (2024-11-29): Exception cleared - The letter of explanation states the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

Seller Comment (2024-11-27): (Rate Lock) the LOE attached shows the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

This should be sufficient for the asset statements.

Reviewer Comment (2024-11-08): Rate Lock and Approval reflect 24 month bank statements require additional bank statement for account XXXX  Exception remains.

Seller Comment (2024-11-06): (Rate Lock) Guidelines state multiple accounts can be used, in which we have enough months to cover the 24 month period.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX/2024	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing 12 months bank statements for account XXXX (XXXX - XXXX) as approval reflects loan is a 24 month bank statement loan.	Reviewer Comment (2024-11-29): Exception cleared - The letter of explanation states the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

Seller Comment (2024-11-27): (Rate Lock) the LOE attached shows the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

This should be sufficient for the asset statements.

Reviewer Comment (2024-11-08): Rate Lock and Approval reflect 24 month bank statements require additional bank statement for account XXXX  Exception remains.

Seller Comment (2024-11-06): (Rate Lock) Guidelines state multiple accounts can be used, in which we have enough months to cover the 24 month period.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing 12 months bank statements for account XXXX (XXXX - XXXX) as approval reflects loan is a 24 month bank statement loan.	Reviewer Comment (2024-11-29): Exception cleared - The letter of explanation states the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

Seller Comment (2024-11-27): (Rate Lock) the LOE attached shows the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

This should be sufficient for the asset statements.

Reviewer Comment (2024-11-08): Rate Lock and Approval reflect 24 month bank statements require additional bank statement for account XXXX  Exception remains.

Seller Comment (2024-11-06): (Rate Lock) Guidelines state multiple accounts can be used, in which we have enough months to cover the 24 month period.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender Exception in file approving LTV of 85% when maximum is 80% on rural property with XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job for 5+ years. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-10-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing 12 months bank statements for account XXXX (XXXX - XXXX) as approval reflects loan is a 24 month bank statement loan.	Reviewer Comment (2024-11-29): Exception cleared - The letter of explanation states the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

Seller Comment (2024-11-27): (Rate Lock) the LOE attached shows the borrower only opened the account in XXXX. He stopped using account XXXX in XXXX and began using account XXXX in XXXX. We have statements from XXXX onward for account XXXX.

This should be sufficient for the asset statements.

Reviewer Comment (2024-11-08): Rate Lock and Approval reflect 24 month bank statements require additional bank statement for account XXXX  Exception remains.

Seller Comment (2024-11-06): (Rate Lock) Guidelines state multiple accounts can be used, in which we have enough months to cover the 24 month period.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112163	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX					Reviewer Comment (2024-12-29): Documents received, system cleared. Seller Comment (2024-12-18): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112164	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing verification borrower is minimum 25% owner of business for XXXX.				Reviewer Comment (2024-11-26): Operating agreement and name change documentation provided, system cleared. Seller Comment (2024-11-14): (Rate Lock) XXXX used to be XXXX for life and borrowers own 100%	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX2/2024	XXXX	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112164	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing verification borrower is minimum 25% owner of business for XXXX.				Reviewer Comment (2024-11-26): Operating agreement and name change documentation provided, system cleared. Seller Comment (2024-11-14): (Rate Lock) XXXX used to be XXXX for life and borrowers own 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX2/2024	XXXX	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112164	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification borrower is minimum 25% owner of business for XXXX.				Reviewer Comment (2024-11-26): Operating agreement and name change documentation provided. Reviewer Comment (2024-11-18): CPA document required which reflect borrower's ownership percentage in business. Exception Remains. Seller Comment (2024-11-14): (Rate Lock) XXXX used to be XXXX for life and borrowers own 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX2/2024	XXXX	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112164	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing verification borrower is minimum 25% owner of business for XXXX.				Reviewer Comment (2024-11-26): Operating agreement and name change documentation provided, system cleared. Seller Comment (2024-11-14): (Rate Lock) XXXX used to be XXXX for life and borrowers own 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX2/2024	XXXX	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112164	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX, Borrower: XXXX Third Party Verification Third Party Verification	Missing verification borrower is minimum 25% owner of business for XXXX.				Reviewer Comment (2024-11-26): Operating agreement with name change provided, exception cleared. Reviewer Comment (2024-11-18): CPA document required which reflect borrower's ownership percentage in business. Exception Remains. Seller Comment (2024-11-14): (Rate Lock) XXXX used to be XXXX for life and borrowers own 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX2/2024	XXXX	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112165	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2025-01-06): Documents received, system cleared. Seller Comment (2025-01-06): (Rate Lock) completed app provided Reviewer Comment (2024-12-06): Exception is property related and not eligible for down-grade and waive. Please provide 442 as required by appraisal. Seller Comment (2024-11-26): (Rate Lock) exception provided Reviewer Comment (2024-10-18): Pictures and LOE provided but we would require Form 1004D/442 document for " subject to" appraisal. Exception remains Seller Comment (2024-10-16): (Rate Lock) Pictures and LOE provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	9/2XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112165	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Only one month bank statement was provided for account XXXX, guidelines require bank statements covering two months.				Reviewer Comment (2024-10-08): There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the statement provided. Exception cleared. Seller Comment (2024-10-07): (Rate Lock) There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the stmt provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	9/2XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112165	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Only one month bank statement was provided for account XXXX, guidelines require bank statements covering two months.				Reviewer Comment (2024-10-08): There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the statement provided. Exception cleared. Seller Comment (2024-10-07): (Rate Lock) There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the stmt provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	9/2XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112165	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Only one month bank statement was provided for account XXXX, guidelines require bank statements covering two months.				Reviewer Comment (2024-10-08): There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the statement provided. Exception cleared. Seller Comment (2024-10-07): (Rate Lock) There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the stmt provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	9/2XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112165	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Only one month bank statement was provided for account XXXX, guidelines require bank statements covering two months.				Reviewer Comment (2024-10-08): There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the statement provided. Exception cleared. Seller Comment (2024-10-07): (Rate Lock) There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the stmt provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	9/2XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112165	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Only one month bank statement was provided for account XXXX, guidelines require bank statements covering two months.				Reviewer Comment (2024-10-08): There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the statement provided. Exception cleared. Seller Comment (2024-10-07): (Rate Lock) There is no previous balance as account balance as of 7.31 is XXXX and was transferred from XXXX per the stmt provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	9/2XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112165	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	The max LTV for multiple NSFs reflected on statements used for income qualification is 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been in the same industry for 5+ years. DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-22): Lender exception with compensating factors. Seller Comment (2024-11-14): (Rate Lock) Approved exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	9/2XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112165	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	The max LTV for multiple NSFs reflected on statements used for income qualification is 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been in the same industry for 5+ years. DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-22): Lender exception with compensating factors. Seller Comment (2024-11-14): (Rate Lock) Approved exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	9/2XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112165	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The max LTV for multiple NSFs reflected on statements used for income qualification is 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been in the same industry for 5+ years. DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-22): Lender exception with compensating factors. Seller Comment (2024-11-14): (Rate Lock) Approved exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	9/2XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-10-15): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.42 is less than Guideline PITIA months reserves of 6.00.	Calculated Available for Reserves of 5.42 months is less than required guideline reserves of 6 months.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Extensive credit history with no lates.	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-06): Unable to use housing history for CF as missing canceled checks to support non-management VOR as required by Guidelines. Loan has Lender Exception for tradelines, DTI, and reserves and the comp factors provided are not compelling enough for all items to be waived with multiple layered risk.

Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided

Reviewer Comment (2024-12-12): Compensating factors are not compelling enough to waive: 1 asset item, 2 employment/income items, and 1 DTI/eligibility item. Provide additional supporting Compensating Factors for multiple exceptions required.

Seller Comment (2024-11-27): (Rate Lock) Exception provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing 2 years self-employment history and company was in existence for less than 2 years, assets provided were insufficient to cover reserves required by guidelines, and 3 tradelines including rental history were provided in file but 2 were reporting for less than the required 12 months. **UPDATE XXXX - VOR provided, however 12 months canceled checks as required by Guidelines, since property is not managed by Professional Management Company, were not provided. Nine months verification provided.	Reviewer Comment (2025-02-06): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-06): Unable to use housing history for CF as missing canceled checks to support non-management VOR as required by Guidelines. Loan has Lender Exception for tradelines, DTI, and reserves and the comp factors provided are not compelling enough for all items to be waived with multiple layered risk.

Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided

Reviewer Comment (2025-01-13): Compensating factors provided supported individual downgrading/waiving of other credit exceptions. However, compensating factors do not support downgrading/waiving of the reserve exception in relation to ATR when multiple exceptions are layered on the loan.

Seller Comment (2025-01-08): (Rate Lock) CFS provided

Reviewer Comment (2024-12-12): Compensating factors are not compelling enough to waive: 1 asset item, 2 employment/income items, and 1 DTI/eligibility item. Provide additional supporting Compensating Factors for multiple exceptions required.

Seller Comment (2024-11-27): (Rate Lock) Exception provided

Reviewer Comment (2024-10-16): Still missing sufficient reserves.  Lender exception approved for DTI over 43%, lack of tradelines and lack of two years self-employment history.  All exception will be cleared once sufficient reserves verified
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower has been self-employed for less than 2 years required per guidelines and has 3 tradelines including rental history but 2 were reporting for less than the required 12 months. **UPDATE XXXX - VOR provided, however 12 months canceled checks as required by Guidelines, since property is not managed by Professional Management Company, were not provided. Nine months verification provided.				Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors, document received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing 2 years self-employment history and company was in existence for less than 2 years, assets provided were insufficient to cover reserves required by guidelines, and 3 tradelines including rental history were provided in file but 2 were reporting for less than the required 12 months. **UPDATE XXXX - VOR provided, however 12 months canceled checks as required by Guidelines, since property is not managed by Professional Management Company, were not provided. Nine months verification provided.	Reviewer Comment (2025-02-06): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-06): Unable to use housing history for CF as missing canceled checks to support non-management VOR as required by Guidelines. Loan has Lender Exception for tradelines, DTI, and reserves and the comp factors provided are not compelling enough for all items to be waived with multiple layered risk.

Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided

Reviewer Comment (2025-01-13): Compensating factors provided supported individual downgrading/waiving of other credit exceptions. However, compensating factors do not support downgrading/waiving of the reserve exception in relation to ATR when multiple exceptions are layered on the loan.

Seller Comment (2025-01-08): (Rate Lock) CFS provided

Reviewer Comment (2024-12-12): Compensating factors are not compelling enough to waive: 1 asset item, 2 employment/income items, and 1 DTI/eligibility item. Provide additional supporting Compensating Factors for multiple exceptions required.

Seller Comment (2024-11-27): (Rate Lock) Exception provided

Reviewer Comment (2024-10-16): Still missing sufficient reserves.  Lender exception approved for DTI over 43%, lack of tradelines and lack of two years self-employment history.  All exception will be cleared once sufficient reserves verified.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.62775% moderately exceeds the guideline maximum of XXXX%. (DTI Exception is eligible to be regraded with compensating factors.)	File is missing 2 years self-employment history and company was in existence for less than 2 years, assets provided were insufficient to cover reserves required by guidelines, and 3 tradelines including rental history were provided in file but 2 were reporting for less than the required 12 months. **UPDATE XXXX - VOR provided, however 12 months canceled checks as required by Guidelines, since property is not managed by Professional Management Company, were not provided. Nine months verification provided.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing 2 years self-employment history and company was in existence for less than 2 years, assets provided were insufficient to cover reserves required by guidelines, and 3 tradelines including rental history were provided in file but 2 were reporting for less than the required 12 months. **UPDATE XXXX - VOR provided, however 12 months canceled checks as required by Guidelines, since property is not managed by Professional Management Company, were not provided. Nine months verification provided.	Reviewer Comment (2025-02-06): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-06): Unable to use housing history for CF as missing canceled checks to support non-management VOR as required by Guidelines. Loan has Lender Exception for tradelines, DTI, and reserves and the comp factors provided are not compelling enough for all items to be waived with multiple layered risk.

Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided

Reviewer Comment (2025-01-13): Compensating factors provided supported individual downgrading/waiving of other credit exceptions. However, compensating factors do not support downgrading/waiving of the reserve exception in relation to ATR when multiple exceptions are layered on the loan.

Seller Comment (2025-01-08): (Rate Lock) CFS provided

Reviewer Comment (2024-12-12): Compensating factors are not compelling enough to waive: 1 asset item, 2 employment/income items, and 1 DTI/eligibility item. Provide additional supporting Compensating Factors for multiple exceptions required.

Seller Comment (2024-11-27): (Rate Lock) Exception provided

Reviewer Comment (2024-10-16): Still missing sufficient reserves.  Lender exception approved for DTI over 43%, lack of tradelines and lack of two years self-employment history.  All exception will be cleared once sufficient reserves verified
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for DTI over 43% for living rent free and LTV over 80% for living rent free. However, borrower rental history was provided in file. **UPDATE XXXX -allowable DTI is 45%, however loan DTI is over 49%.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Insufficient assets to cover reserves.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Extensive credit history with no lates.	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-06): Unable to use housing history for CF as missing canceled checks to support non-management VOR as required by Guidelines. Loan has Lender Exception for tradelines, DTI, and reserves and the comp factors provided are not compelling enough for all items to be waived with multiple layered risk.

Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided

Reviewer Comment (2025-01-13): Compensating factors provided supported individual downgrading/waiving of other credit exceptions. However, compensating factors do not support downgrading/waiving of the reserve exception in relation to ATR when multiple exceptions are layered on the loan.

Seller Comment (2025-01-08): (Rate Lock) CFS provided

Reviewer Comment (2024-12-12): Compensating factors are not compelling enough to waive: 1 asset item, 2 employment/income items, and 1 DTI/eligibility item. Provide additional supporting Compensating Factors for multiple exceptions required.

Seller Comment (2024-11-27): (Rate Lock) Exception provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.62775% exceeds Guideline total debt ratio of XXXX000%.	DTI exceeds maximum allowable for FTHB of 45%.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112166	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for lack of tradelines with recent history for the most recent 12 or 24 months.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112167	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Closing Disclosure is marked as incomplete due to missing Issue Date.	Reviewer Comment (2024-12-06): XXXX received LOA to removed CDs with missing issue date.

Seller Comment (2024-12-05): (Rate Lock) Cert provided confirming these are escrow CDS and not lender CDs that were only used to balance.

Reviewer Comment (2024-11-17): XXXX received LOX for rebuttal response, but it does not give specific information identifying “which” CDs were never issued & disclosed to borrower.  XXXX cannot assume which CD’s that were included in loan package were not issued without complete identification.  Lender attestation can include the Doc ID for further identification information. XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-11-14): (Rate Lock) LOE provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112167	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Closing Disclosure is marked as incomplete due to missing Issue Date.	Reviewer Comment (2024-12-06): XXXX received LOA to removed CDs with missing issue date.

Seller Comment (2024-12-05): (Rate Lock) Cert provided confirming these are escrow CDS and not lender CDs that were only used to balance.

Reviewer Comment (2024-11-17): XXXX received LOX for rebuttal response, but it does not give specific information identifying “which” CDs were never issued & disclosed to borrower.  XXXX cannot assume which CD’s that were included in loan package were not issued without complete identification.  Lender attestation can include the Doc ID for further identification information. XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-11-14): (Rate Lock) LOE provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112167	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/XXXX)	Closing Disclosure is marked as incomplete due to missing Issue Date.	Reviewer Comment (2024-12-06): XXXX received LOA to removed CDs with missing issue date.

Seller Comment (2024-12-05): (Rate Lock) Cert provided confirming these are escrow CDS and not lender CDs that were only used to balance.

Reviewer Comment (2024-11-17): XXXX received LOX for rebuttal response, but it does not give specific information identifying “which” CDs were never issued & disclosed to borrower.  XXXX cannot assume which CD’s that were included in loan package were not issued without complete identification.  Lender attestation can include the Doc ID for further identification information. XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-11-14): (Rate Lock) LOE provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112167	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XXXX did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/XXXX)	Closing Disclosure is marked as incomplete due to missing Issue Date.	Reviewer Comment (2024-12-06): XXXX received LOA to removed CDs with missing issue date.

Seller Comment (2024-12-05): (Rate Lock) Cert provided confirming these are escrow CDS and not lender CDs that were only used to balance.

Reviewer Comment (2024-11-17): XXXX received LOX for rebuttal response, but it does not give specific information identifying “which” CDs were never issued & disclosed to borrower.  XXXX cannot assume which CD’s that were included in loan package were not issued without complete identification.  Lender attestation can include the Doc ID for further identification information. XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2024-11-14): (Rate Lock) LOE provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112167	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Locked loan as 24 months bank statement product. Final approval dated post close date of XXXX (closed XXXX) states file is 12 months bank statement product.				Reviewer Comment (2024-12-20): Rate lock provided reflecting 12 mon. Data Tape still reflects 24 mon. Seller Comment (2024-12-16): (Rate Lock) Rate lock provided shows 12 month bank statement Reviewer Comment (2024-12-10): Rate lock matching file docs required, or file docs to match Rate lock. Provide Rate Lock reflecting 12 months doc type or provide additional 12 months statements so Rate Lock System and File Review match for pricing inconsistencies. Seller Comment (2024-11-26): (Rate Lock) approved exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112167	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 714 is less than Guideline representative FICO score of 720.	Lender Approved Exception for Credit Score. Escrow waiver requires a FICO of 720, the Borrower has a FICO of 714.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 714 FICO	XXXX	Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112167	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender Approved Exception for Credit Score. Escrow waiver requires a FICO of 720, the Borrower has a FICO of 714.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 714 FICO	XXXX	Reviewer Comment (2024-10-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112168	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing document to verify that the withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations for Business Bank Statement XXXX - XXXX LLC. A signed letter from a CPA/licensed tax preparer or A satisfactory Cash Flow Analysis (CFA) completed by the underwriter or Other Underwriter justification documented in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-19): (Rate Lock) Exception for no CFA of business funds provided Reviewer Comment (2024-11-18): Evidence of access to funds is required for XXXX Inc. Exception remains. Seller Comment (2024-11-14): (Rate Lock) CPA provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112168	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	XXXX due to asset requirements not met for Business Account XXXX.				Reviewer Comment (2025-01-09): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2024-12-19): (Rate Lock) Exception for no CFA of business funds provided Reviewer Comment (2024-11-25): CPA letter does not include XXXX from which funds are coming from reflecting no negative impact to the business and/or no cash flow analysis in file. Seller Comment (2024-11-14): (Rate Lock) CPA provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112168	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	XXXX due to asset requirements not met for Business Account XXXX.				Reviewer Comment (2025-01-09): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2024-12-19): (Rate Lock) Exception for no CFA of business funds provided Reviewer Comment (2024-11-25): CPA letter does not include XXXX from which funds are coming from reflecting no negative impact to the business and/or no cash flow analysis in file. Seller Comment (2024-11-14): (Rate Lock) CPA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112168	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	XXXX due to asset requirements not met for Business Account XXXX.				Reviewer Comment (2025-01-09): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2024-12-19): (Rate Lock) Exception for no CFA of business funds provided Reviewer Comment (2024-12-17): CPA letter provided reflecting ownership percentage for XXXX but does not state no negative impact to the business in using business funds. Reviewer Comment (2024-11-25): CPA letter does not include XXXX from which funds are coming from reflecting no negative impact to the business and/or no cash flow analysis in file. Seller Comment (2024-11-14): (Rate Lock) CPA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112168	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence the use of Business funds without impact on business is missing from the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-19): (Rate Lock) Exception for no CFA of business funds provided Reviewer Comment (2024-11-18): Evidence of access to funds is required for XXXX Inc. Exception remains. Seller Comment (2024-11-14): (Rate Lock) CPA provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112169	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2024-12-10): Exception Cleared - Received Operating Agreement for XXXX LLC business associated the same.

Seller Comment (2024-12-06): (Rate Lock) The borrower's required $XXXX for closing costs and had sufficient funds in personal accounts to cover closing. The business accounts would be needed for reserves only. Based on a review of theXXXX business account XXXX we can see the deposits each month are over XXXXk greater than the withdraws each month. The XXXXaccount XXXX has minimal activity with no withdraws being shown and maintaining a balance over $XXXX. In addition, the attached P&L and Balance Sheet reflect a company which is thriving and has maintained their assets vs. liabilities appropriately. Based on this information and the fact the business accounts would be needed for reserves only, we can attest there is no negative impact to the business should funds be needed.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX024	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112169	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of is greater than Guideline total cash-out of XXXX.					Reviewer Comment (2024-12-02): Cash from borrower $XXXX as per final CD. Exception Cleared. Seller Comment (2024-11-26): (Rate Lock) Invalid, the borrower brought $XXXX in funds to close.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX024	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112169	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2024-11-27): Fraud report provided, Exception cleared Seller Comment (2024-11-26): (Rate Lock) Fraud provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX024	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112169	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The borrower did not sign the P&L in file as required by guidelines.				Reviewer Comment (2025-01-07): Borrower signed P&L provided, exception cleared. Seller Comment (2025-01-06): (Rate Lock) Borrower signed PanL provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX024	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112169	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Error: County was not provided		The county listed on the Security Instrument was incorrect, it was listed as XXXX however it should have been XXXX.				Reviewer Comment (2025-01-24): SI corrected. Provided. Seller Comment (2025-01-22): (Rate Lock) Corrected DOT and intent to re-record provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	11/XXXX024	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112169	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final 1003 lists county as XXXX and should be listed as XXXX.				Reviewer Comment (2025-01-24): 1003 corrected and provided. Cleared. Seller Comment (2025-01-22): (Rate Lock) 1003 provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	11/XXXX024	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112171	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		File is missing the most recent quarterly statement for the State of XXXX 401(K) and 457 Plan savings account.				Reviewer Comment (2025-01-13): Last quarterly statement received XXXX. No print out provided with most recent balance. Seller Comment (2025-01-10): (Rate Lock) The XXXX 401k statement in file is not expired. The statement is issues quarterly so the most recent statement would have been from XXXX through XXXX. As we closed on XXXX the borrower would not have received the updated statement by then.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112171	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower does not meet tradelines requirement of 2 active tradelines with at least 24 months review period. Borrower has a revolving line with 99 months and an installment with 17 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112171	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.22146% exceeds Guideline total debt ratio of 43.00000%.	Max DTI for a non warrantable condo is 43%. Subject loan DTI is 44.22%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors. Seller Comment (2025-01-10): (Rate Lock) Exception for DTI provided Reviewer Comment (2024-12-05): The exception in file reflects DTI exceeds due to living rent free however, DTI exceeds for a non warrantable condo. Please provide updated exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112171	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.22146% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors. Seller Comment (2025-01-10): (Rate Lock) Exception for DTI provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112170	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-11-20): Client elects to Waive. Seller Comment (2024-11-14): (Rate Lock) Lender accepts the EV2 and wishes to proceed Reviewer Comment (2024-10-15): Report is dated XXXX which is not dated three business days prior to closing.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2024	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112170	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrower's ownership percentage in XXXX XXXX.	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors, system cleared.

Seller Comment (2024-12-19): (Rate Lock) exception provided

Reviewer Comment (2024-12-17): Lender exception does not reflect what alternate documentation was relied upon for being comfortable with using post close CPA letter reflecting the Borrower's ownership %.

Seller Comment (2024-12-12): (Rate Lock) cpa letter exception provided

Reviewer Comment (2024-11-20): The Sole Member of XXXX, LLC is XXXX XXXX, Inc., for which the Statement of Organizer is not dated. Operating Agreement for XXXX XXXX, Inc is required to determine the borrower's percentage of ownership, as it is sole owner of XXXX, LLC. There is no documentation in file to show Borrower's percentage of ownership for XXXX XXXX, Inc.  If there is more than a "sole owner", the percentage must be provided by a third party document, percentage cannot be assumed.

Seller Comment (2024-11-19): (Rate Lock) Both being sole members indicates they have the same ownership. Please clear.

Seller Comment (2024-11-14): (Rate Lock) Per bank statements DBA XXXX, in which cert of org shows 2 sole members and borrower is one. He owns 50%
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX/2024	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112170	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrower's ownership percentage in XXXX XXXX.	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors, system cleared.

Seller Comment (2024-12-19): (Rate Lock) exception provided

Reviewer Comment (2024-12-17): Lender exception does not reflect what alternate documentation was relied upon for being comfortable with using post close CPA letter reflecting the Borrower's ownership %.

Seller Comment (2024-12-12): (Rate Lock) cpa letter exception provided

Seller Comment (2024-12-09): (Rate Lock) CPA letter showing ownership provided

Reviewer Comment (2024-11-20): The Sole Member of XXXX, LLC is XXXX XXXX, Inc., for which the Statement of Organizer is not dated. Operating Agreement for XXXX XXXX, Inc is required to determine the borrower's percentage of ownership, as it is sole owner of XXXX, LLC. There is no documentation in file to show Borrower's percentage of ownership for XXXX XXXX, Inc.  If there is more than a "sole owner", the percentage must be provided by a third party document, percentage cannot be assumed.

Seller Comment (2024-11-19): (Rate Lock) Both being sole members indicates they have the same ownership. Please clear.

Seller Comment (2024-11-14): (Rate Lock) Per bank statements DBA XXXX, in which cert of org shows 2 sole members and borrower is one. He owns 50%
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2024	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112170	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrower's ownership percentage in XXXX XXXX.	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors, system cleared.

Seller Comment (2024-12-19): (Rate Lock) exception provided

Reviewer Comment (2024-12-17): Lender exception does not reflect what alternate documentation was relied upon for being comfortable with using post close CPA letter reflecting the Borrower's ownership %.

Seller Comment (2024-12-12): (Rate Lock) cpa letter exception provided

Seller Comment (2024-12-09): (Rate Lock) CPA letter showing ownership provided

Reviewer Comment (2024-11-20): The Sole Member of XXXX, LLC is XXXX XXXX, Inc., for which the Statement of Organizer is not dated. Operating Agreement for XXXX XXXX, Inc is required to determine the borrower's percentage of ownership, as it is sole owner of XXXX, LLC. There is no documentation in file to show Borrower's percentage of ownership for XXXX XXXX, Inc.  If there is more than a "sole owner", the percentage must be provided by a third party document, percentage cannot be assumed.

Seller Comment (2024-11-19): (Rate Lock) Both being sole members indicates they have the same ownership. Please clear.

Seller Comment (2024-11-14): (Rate Lock) Per bank statements DBA XXXX, in which cert of org shows 2 sole members and borrower is one. He owns 50%
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2024	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112170	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document the Borrower's ownership percentage in XXXX XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors.

Seller Comment (2024-12-19): (Rate Lock) exception provided

Reviewer Comment (2024-12-17): Lender exception does not reflect what alternate documentation was relied upon for being comfortable with using post close CPA letter reflecting the Borrower's ownership %.

Seller Comment (2024-12-12): (Rate Lock) cpa letter exception provided

Reviewer Comment (2024-12-10): CPA letter document received but Document is postdated. Exception Remains.

Seller Comment (2024-12-09): (Rate Lock) CPA letter showing ownership provided

Reviewer Comment (2024-11-20): The Sole Member of XXXX, LLC is XXXX XXXX, Inc., for which the Statement of Organizer is not dated. Operating Agreement for XXXX XXXX, Inc is required to determine the borrower's percentage of ownership, as it is sole owner of XXXX, LLC. There is no documentation in file to show Borrower's percentage of ownership for XXXX XXXX, Inc.  If there is more than a "sole owner", the percentage must be provided by a third party document, percentage cannot be assumed.

Seller Comment (2024-11-19): (Rate Lock) Both being sole members indicates they have the same ownership. Please clear.

Reviewer Comment (2024-11-15): Provided document verifies there are 2 sole members but unable to verify the ownership percentage. Exception remains.

Seller Comment (2024-11-14): (Rate Lock) Per bank statements DBA XXXX, in which cert of org shows 2 sole members and borrower is one. He owns 50%
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX/2024	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112173	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not contain a CPA letter or cash flow analysis for the use of business funds to demonstrate no negative impact to the business as required by guidelines.	Reviewer Comment (2024-12-19): Funds provided.

Seller Comment (2024-12-13): (Rate Lock) The cash back on the con-current file of  $XXXX is sufficient for reserves on this file. Please clear.

Reviewer Comment (2024-12-04): Exception remains - If we consider only Net proceeds from cash out of other property than we do not meets the reserve requirements. Required Evidence of Access to Funds to consider business funds.

Seller Comment (2024-12-03): (Rate Lock) Invalid, the cash to close and reserves coming from cash out transaction on XXXX Prop XXXX,000+ expected.  Transactions are closing concurrently XXXX. Please clear

Reviewer Comment (2024-11-27): Exception Remains - Business funds are used for reserves purposes required letter from CPA which stating business does not get negative impact for use of business funds.

Seller Comment (2024-11-25): (Rate Lock) Please review the CD. There is a payoff reflected, that is the cash due for this file. This is sufficient.

Reviewer Comment (2024-11-25): Required Cash from borrower is $XXXX which is higher than the cash-out from con-current refinance of XXXX XXXX Rd property cash to borrower is $XXXX. Exception remains.

Seller Comment (2024-11-22): (Rate Lock) Con-current loan CD provided

Reviewer Comment (2024-11-11): Unable to locate any closing disclosure or statement in file for the concurrent loan that funds are being used towards the subject transaction. Exception remains .

Seller Comment (2024-11-07): (Rate Lock) CFA is not needed as funds due from closing is coming from con-current file XXXX and borrower is getting cash back. No business assets are being utilized.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112172	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2025-01-17): 442 provided stating subject has been completed. Seller Comment (2025-01-15): (Rate Lock) 1004D provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	10/09/2024	XXXX	Investment	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112174	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence of when the Borrower received the appraisal was not provided.				Reviewer Comment (2024-12-16): Waived per client request. Seller Comment (2024-12-04): (Rate Lock) EV2 - accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	11/XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112174	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines only allow for two accounts for two qualified businesses to be used for bank statement income qualification. The subject loan is using four accounts for one business for income.				Reviewer Comment (2025-01-06): Corrected income to two months bank statements used to qualify.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112174	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	The loan file does not document the Borrower's ownership in percentage in the business used for income qualification.				Reviewer Comment (2024-12-27): Corporate Resolution provided reflecting ownership for borrower. Exception cleared Reviewer Comment (2024-12-12): Required CPA Letter showing borrower Ownership % in the business. Exception Remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112174	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-06): XXXX: 881. All REO accounted for. Mtg in bus name. Ref to personal.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112174	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX Account Statements	The loan file does not document the payment for the borrower's primary residence includes taxes and insurance.				Reviewer Comment (2025-01-06): Mortgage statement provided verifying PITI payment included.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112175	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds for the Initial Purchase not provided		Subject transaction is delayed financing and source of funds from initial purchase are not documented in the loan file as required by guidelines.				Reviewer Comment (2025-01-06): Proof of sole member provided Seller Comment (2024-12-18): (Rate Lock) Proof borrower is sole owner provided Reviewer Comment (2024-12-03): Upload did not include ownership documentation for 1 XXXX reflecting Borrower's ownership. Please provide. Seller Comment (2024-11-22): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/08/2024	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112176	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to DTI being greater than 50%.				Reviewer Comment (2025-01-06): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112176	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.46393% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds the guideline maximum of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Residual income is >XXXX. FICO exceeds guidelines by at least 40 points. 0x30x25 month housing history.	XXXX	Reviewer Comment (2025-01-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112176	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.46393% exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds the guideline maximum of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Residual income is >XXXX. FICO exceeds guidelines by at least 40 points. 0x30x25 month housing history.	XXXX	Reviewer Comment (2025-01-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112176	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		DTI exceeds guideline maximum of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Residual income is >XXXX. FICO exceeds guidelines by at least 40 points. 0x30x25 month housing history.	XXXX	Reviewer Comment (2025-01-06): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112177	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for multiple overdraft fees/negative balances. Borrower has 8 NSF/OD fees within last 12 months and 12 within last 24 (last NSF/OD on XXXX). Borrower has 10 negative balances reflected within last 12 months, 16 within last 24 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-XXXX): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	10/09/2024	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112177	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).					Reviewer Comment (2024-12-17): Updated 1003 and 1008 provided with correct qualification payment amount. System Cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	10/09/2024	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112177	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 32.06% moderately exceeds the guideline maximum of 30.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Loan qualified based on Interest Only payment which does not meet ATR requirements. Loan Qualified based on repayment after the I/O period would result in e DTI > 30%.				Reviewer Comment (2024-12-17): Updated 1003 and 1008 provided with correct qualification payment amount. System Cleared. Seller Comment (2024-12-10): (Rate Lock) Max DTI should not be 30%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	10/09/2024	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112178	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				Reviewer Comment (2024-11-18): Document provided and updated Exception cleared Seller Comment (2024-11-14): (Rate Lock) Checklist of coverage provided as no RCE in the state of XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	B	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112178	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	442 is not found in file and is required by guidelines.				Reviewer Comment (2024-12-20): Updated appraisal provided. Reviewer Comment (2024-12-20): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Valuation Type: Appraisal / Valuation Report Date: XXXX Seller Comment (2024-12-16): (Rate Lock) Appraisal marked 'as is' provided Reviewer Comment (2024-11-20): This is a property exception on a securitization loan, the exception cannot be downgraded to a B Seller Comment (2024-11-14): (Rate Lock) Exception to proceed with appraisal as is due to climate.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	B	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112178	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.				Reviewer Comment (2024-11-20): Client elects to Waive. Seller Comment (2024-11-14): (Rate Lock) Lender accepts the EV2 and wishes to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	B	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112178	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal reflects subject to repairs for a heating unit to be installed, property located in FL.				Reviewer Comment (2024-12-20): Updated appraisal provided. Seller Comment (2024-12-16): (Rate Lock) Appraisal marked 'as is' provided Reviewer Comment (2024-11-20): This is a property exception on a securitization loan, the exception cannot be downgraded to a B Seller Comment (2024-11-14): (Rate Lock) Exception to proceed with appraisal as is due to climate.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	B	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112178	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 1XXXX	XXXX	Reviewer Comment (2024-11-05): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	B	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112179	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain documentation regarding the large deposits into their personal account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-10-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	10/04/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112179	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain documentation reflecting the Borrower's ownership percentage for the business that was used for income verification.	Reviewer Comment (2025-01-17): Lender Exception with Compensating Factors and alternate documentation relied upon provided.

Seller Comment (2025-01-13): (Rate Lock) Approved exception already provided of how we got comfortable with this. Please down grade to EV2 and waive.

Reviewer Comment (2025-01-13): CPA letter provided is post note date, required document which confirms the ownership percentage prior to the note date exception remains.

Seller Comment (2025-01-08): (Rate Lock) Docs provided

Reviewer Comment (2024-11-18): CPA document required which reflect borrower's ownership percentage in business. Exception Remains.

Seller Comment (2024-11-15): (Rate Lock) License issued to just XXXX XXXX and no one else. He is the sole owner

Reviewer Comment (2024-10-28): At the top of page 14 of the guidelines states "Verification borrower is minimum 25% owner of business" is required for both personal and business bank statement loans.

Seller Comment (2024-10-24): (Rate Lock) Report from SOS website confirms borrower as registered agent. Personal bank statements, not business, used in the file. Ownership has been verified and percentage of ownership not needed as personal bank statements were used.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	10/04/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112179	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.96289% exceeds Guideline total debt ratio of XXXX000%.	A maximum DTI of 45% for a First Time Home Buyer. The loan file does not contain evidence the Borrower had owned property in the past three years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors. Seller Comment (2024-12-05): (Rate Lock) DTI exception provided Reviewer Comment (2024-10-24): Please provide updated lender exception reflecting exception for the DTI with compensating factors. Seller Comment (2024-10-22): (Rate Lock) Waive DTI exception based on FICO more than 20 points above minimum required per guidelines and over 5 years with same employment.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	10/04/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112179	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	A maximum DTI of 45% for a First Time Home Buyer. The loan file does not contain evidence the Borrower had owned property in the past three years. The loan file does not contain documentation reflecting the Borrower's ownership percentage for the business that was used for income verification. The loan file does not contain documentation regarding the large deposits into their personal account. The Borrower does not meet the tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account. Borrower has 3 tradelines 1 active for 9 months, 1 for 61 months and 1 for 1 month.	Reviewer Comment (2025-01-17): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2025-01-13): (Rate Lock) Approved exception already provided of how we got comfortable with this. Please down grade to EV2 and waive.

Reviewer Comment (2025-01-13): CPA letter provided is post note date. Please provide documentation that confirms the borrower's ownership percentage prior to the note date exception remains.

Seller Comment (2025-01-08): (Rate Lock) Docs provided

Reviewer Comment (2024-12-16): DTI lender exception received. Missing verification of ownership % in the business used for income and borrower not meeting the tradeline requirements.

Seller Comment (2024-12-05): (Rate Lock) DTI exception provided

Reviewer Comment (2024-10-28): Lender DTI exception not located in file. (exception remains open)  At the top of page 14 of the guidelines state "Verification borrower is minimum 25% owner of business" is required for both personal and business bank statement loans.(exception remains open)  Lender exception verified to allow large deposits into personal account to not be sourced (exception cleared).  I have verified the 3 tradelines reporting for a minimum of 12 months, with activity in the last 12 months (St XXXX XXXX 61 months, XXXX XXXX credit 9 months on credit report and 3 months on bank statement and subject property rent verification 12 months bank statements)  (exception cleared).

Seller Comment (2024-10-24): (Rate Lock) DTI exception has been submitted. Borrower is a first time homebuyer who rents. Lease agreement and rent payments are shown on assets. There will be no evidence of previous property ownership as there was no ownership.
Report from SOS website confirms borrower as registered agent. Personal bank statements, not business, used in the file. Ownership has been verified and percentage of ownership not needed as personal bank statements were used.
																		Borrower's St XXXX XXXX account has 61 months ; XXXX and has 25 months ; XXXX XXXX Credit shows 9 months on credit and borrower bank statements from XXXX to XXXX show a full 12 month history of on time payments. Also have a lease agreement and 12 months of lease payments shown on assets.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	10/04/2024	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112179	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	A maximum DTI of 45% for a First Time Home Buyer. The loan file does not contain evidence the Borrower had owned property in the past three years. The loan file does not contain documentation reflecting the Borrower's ownership percentage for the business that was used for income verification. The loan file does not contain documentation regarding the large deposits into their personal account. The Borrower does not meet the tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account. Borrower has 3 tradelines 1 active for 9 months, 1 for 61 months and 1 for 1 month.	Reviewer Comment (2025-01-17): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2025-01-13): (Rate Lock) Approved exception already provided of how we got comfortable with this. Please down grade to EV2 and waive.

Reviewer Comment (2025-01-13): CPA letter provided is post note date. Please provide documentation that confirms the borrower's ownership percentage prior to the note date exception remains.

Seller Comment (2025-01-08): (Rate Lock) Docs provided

Reviewer Comment (2024-12-16): DTI lender exception received. Missing verification of ownership % in the business used for income and borrower not meeting the tradeline requirements.

Seller Comment (2024-12-05): (Rate Lock) DTI exception provided

Reviewer Comment (2024-10-28): Lender DTI exception not located in file. (exception remains open)  At the top of page 14 of the guidelines state "Verification borrower is minimum 25% owner of business" is required for both personal and business bank statement loans.(exception remains open)  Lender exception verified to allow large deposits into personal account to not be sourced (exception cleared).  I have verified the 3 tradelines reporting for a minimum of 12 months, with activity in the last 12 months (St XXXX XXXX 61 months, XXXX XXXX credit 9 months on credit report and 3 months on bank statement and subject property rent verification 12 months bank statements)  (exception cleared).

Seller Comment (2024-10-24): (Rate Lock) DTI exception has been submitted. Borrower is a first time homebuyer who rents. Lease agreement and rent payments are shown on assets. There will be no evidence of previous property ownership as there was no ownership.
Report from SOS website confirms borrower as registered agent. Personal bank statements, not business, used in the file. Ownership has been verified and percentage of ownership not needed as personal bank statements were used.
Borrower's St XXXX XXXX account has 61 months ; XXXX account XXXX XXXX and has 25 months ; XXXX XXXX Credit shows 9 months on credit and borrower bank statements from XXXX to XXXX show a full 12 month history of on time payments. Also have a lease agreement and 12 months of lease payments shown on assets.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	10/04/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112179	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.96289% moderately exceeds the guideline maximum of XXXX%. (DTI Exception is eligible to be regraded with compensating factors.)	A maximum DTI of 45% for a First Time Home Buyer. The loan file does not contain evidence the Borrower had owned property in the past three years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors. Seller Comment (2024-12-05): (Rate Lock) DTI exception provided Reviewer Comment (2024-10-28): Lender DTI exception not located in file. (exception remains open) Seller Comment (2024-10-24): (Rate Lock) DTI exception has been submitted. Borrower is a first time homebuyer who rents. Lease agreement and rent payments are shown on assets. There will be no evidence of previous property ownership as there was no ownership.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	10/04/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112179	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	A maximum DTI of 45% for a First Time Home Buyer. The loan file does not contain evidence the Borrower had owned property in the past three years. The loan file does not contain documentation reflecting the Borrower's ownership percentage for the business that was used for income verification. The loan file does not contain documentation regarding the large deposits into their personal account. The Borrower does not meet the tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account. Borrower has 3 tradelines 1 active for 9 months, 1 for 61 months and 1 for 1 month.	Reviewer Comment (2025-01-17): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2025-01-13): (Rate Lock) Approved exception already provided of how we got comfortable with this. Please down grade to EV2 and waive.

Reviewer Comment (2025-01-13): CPA letter provided is post note date. Please provide documentation that confirms the borrower's ownership percentage prior to the note date exception remains.

Seller Comment (2025-01-08): (Rate Lock) Docs provided

Reviewer Comment (2024-12-16): DTI lender exception received. Missing verification of ownership % in the business used for income and borrower not meeting the tradeline requirements.

Seller Comment (2024-12-05): (Rate Lock) DTI exception provided

Reviewer Comment (2024-10-28): Lender DTI exception not located in file. (exception remains open)  At the top of page 14 of the guidelines state "Verification borrower is minimum 25% owner of business" is required for both personal and business bank statement loans.(exception remains open)  Lender exception verified to allow large deposits into personal account to not be sourced (exception cleared).  I have verified the 3 tradelines reporting for a minimum of 12 months, with activity in the last 12 months (St XXXX XXXX 61 months, XXXX XXXX credit 9 months on credit report and 3 months on bank statement and subject property rent verification 12 months bank statements)  (exception cleared).

Seller Comment (2024-10-24): (Rate Lock) DTI exception has been submitted. Borrower is a first time homebuyer who rents. Lease agreement and rent payments are shown on assets. There will be no evidence of previous property ownership as there was no ownership.
Report from SOS website confirms borrower as registered agent. Personal bank statements, not business, used in the file. Ownership has been verified and percentage of ownership not needed as personal bank statements were used.
Borrower's St XXXX XXXX account has 61 months ; XXXX account XXXX XXXX and has 25 months ; XXXX XXXX Credit shows 9 months on credit and borrower bank statements from XXXX to XXXX show a full 12 month history of on time payments. Also have a lease agreement and 12 months of lease payments shown on assets.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	10/04/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112179	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	A maximum DTI of 45% for a First Time Home Buyer. The Borrower does not meet the tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account. Borrower has 3 tradelines 1 active for 9 months, 1 for 61 months and 1 for 1 month.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors.

Seller Comment (2024-12-05): (Rate Lock) DTI exception provided

Reviewer Comment (2024-10-28): Lender DTI exception not located in file. (exception remains open)    I have verified the 3 tradelines reporting for a minimum of 12 months, with activity in the last 12 months (St XXXX XXXX 61 months, XXXX XXXX credit 9 months on credit report and 3 months on bank statement and subject property rent verification 12 months bank statements)  (exception cleared).

Reviewer Comment (2024-10-28): Lender DTI exception not located in file (exception remains open).  I have verified the 3 tradelines reporting for a minimum of 12 months, with activity in the last 12 months (St XXXX XXXX 61 months, XXXX XXXX credit 9 months on credit report and 3 months on bank statement and subject property rent verification 12 months bank statements)  (exception cleared).

Seller Comment (2024-10-24): (Rate Lock) Borrower's St XXXX XXXX account has 61 months ; XXXX account XXXX XXXX and has 25 months ; XXXX XXXX Credit shows 9 months on credit and borrowe bank statements from XXXX to XXXX show a full 12 month history of on time payments. Also have a lease agreement and 12 months of lease payments shown on assets.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	10/04/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112179	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines	The Borrower does not meet the tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account. Borrower has 3 tradelines 1 active for 9 months, 1 for 61 months and 1 for 1 month.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors.

Seller Comment (2025-01-08): (Rate Lock) Docs provided

Reviewer Comment (2024-12-12): Exception Remain - There are 2 acceptable trades, but rent cannot be used as the amount varies and the landlord is not listed, lease is not present and there is no VOR. 3 Trades for 12 months not met. Provide evidence monthly withdraw is for rent.

Seller Comment (2024-12-09): (Rate Lock) Please clear

Reviewer Comment (2024-10-28): I have verified the 3 tradelines reporting for a minimum of 12 months, with activity in the last 12 months (St XXXX XXXX 61 months, XXXX XXXX credit 9 months on credit report and 3 months on bank statement and subject property rent verification 12 months bank statements)

Seller Comment (2024-10-24): (Rate Lock) Borrower's St XXXX XXXX account has 61 months ; XXXX account XXXX XXXX and has 25 months ; XXXX XXXX Credit shows 9 months on credit and borrowe bank statements from XXXX to XXXX show a full 12 month history of on time payments. Also have a lease agreement and 12 months of lease payments shown on assets.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	10/04/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112180	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX,XXXX					Reviewer Comment (2025-01-07): Alerts addressed, exception cleared. Seller Comment (2025-01-06): (Rate Lock) Provided Reviewer Comment (2024-12-05): Received copy of the fraud report, do not see that red flags were addressed. Seller Comment (2024-11-26): (Rate Lock) Docs uploaded	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX3/2024	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112180	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX,XXXX Account Statements - Business	The loan file does not contain documentation reflecting the borrower's ownership percentage in the business used for qualification. The loan file is missing a third party verification of the business within 120 days prior to the Note date. The rate lock in file reflects the loan is a 24 month bank statement and the loan file only contains 12 months statements.	Reviewer Comment (2024-12-23): Exception cleared - The VVOE and K-1 received which states 100% ownership in business.

Seller Comment (2024-12-19): (Rate Lock) SE VOE form provided

Reviewer Comment (2024-12-17): Ownership documentation provided. Still outstanding: third party verification within 120 days prior to the Note date business listing in file does not include source of information and name/title of person who obtained the information.

Seller Comment (2024-12-09): (Rate Lock) THeXXXX KI is sufficient as it states the borrower owns 100%, CPA letter is not needed.

Reviewer Comment (2024-12-06): Exception Remains - Required CPA letter to verify ownership percentage of borrower in business XXXX XXXX Inc. And Rate Lock reflecting 24 months bank statement loan however underwriting worksheet reflects 12 month bank statement income and document is also provided for 12 months bank statement.

Seller Comment (2024-12-04): (Rate Lock) VOE and K1 doc showing 100% proof ownership

Reviewer Comment (2024-11-27): Document not provided Exception remains

Seller Comment (2024-11-26): (Rate Lock) Docs uploaded
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX3/2024	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112180	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain documentation reflecting the borrower's ownership percentage in the business used for qualification. The loan file is missing a third party verification of the business within 120 days prior to the Note date. The rate lock in file reflects the loan is a 24 month bank statement and the loan file only contains 12 months statements.	Reviewer Comment (2024-12-23): Exception cleared - The VVOE and K-1 received which states 100% ownership in business.

Seller Comment (2024-12-19): (Rate Lock) SE VOE form provided

Reviewer Comment (2024-12-17): Ownership documentation provided. Still outstanding: third party verification within 120 days prior to the Note date business listing in file does not include source of information and name/title of person who obtained the information.

Seller Comment (2024-12-09): (Rate Lock) THeXXXX KI is sufficient as it states the borrower owns 100%, CPA letter is not needed.

Reviewer Comment (2024-12-06): Exception Remains - Required CPA letter to verify ownership percentage of borrower in business XXXX XXXX Inc. And Rate Lock reflecting 24 months bank statement loan however underwriting worksheet reflects 12 month bank statement income and document is also provided for 12 months bank statement.

Seller Comment (2024-12-04): (Rate Lock) VOE and K1 doc showing 100% proof ownership

Reviewer Comment (2024-11-27): Document not provided Exception remains

Seller Comment (2024-11-26): (Rate Lock) Docs uploaded
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX3/2024	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112180	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided	The rate lock in file reflects the loan is a 24 month bank statement and the loan file only contains 12 months statements.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on the same job for 10 years. LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-17): Lender exception with compensating factors. Seller Comment (2024-12-09): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX3/2024	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112181	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title does not reflect the coverage amount.				Reviewer Comment (2024-12-10): Title Final document received, and information updated. Exception Cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112181	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-12-10): Title Final document received, and information updated. Exception Cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112181	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	The Initial Closing Disclosure issued on XXXX does not contain evidence of receipt by Borrower.	Reviewer Comment (2025-01-08): XXXX received XXXX Initial CD, 3 business days prior to the consummation.

Reviewer Comment (2024-12-19): XXXX File Contains disclosure tracking for the XXXX CD. Please provide the XXXX CD as it is not located in file.

Reviewer Comment (2024-12-09): XXXX received rebuttal.However, the file contains disclosure summary on page (D0493) which states CD dated XXXX were also sent to the borrower. Kindly provide the CD as per summary if available or provide evidence that the borrower received initial CD three days prior to closing date.

Seller Comment (2024-12-09): (Rate Lock) The CD froXXXX was swapped out for the CD from XXXX due to cash due at closing increasing - this was received by the borrower.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112181	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower. XXXX	The XXXX Tolerance Cure was listed on the Post Close Closing Disclosure.				Reviewer Comment (2024-12-04): Sufficient Cure Provided within 60 Days of Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over XXXX)	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112182	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Changed Circumstance increasing the Loan Discount Point Fee was dated XXXX. The loan file did not contain a Closing Disclosure issued within three business days from this fee change, the next Closing Disclosure located within the loan file was issued on XXXX. The final signed and dated Closing Disclosure issued on XXXX, did not contain evidence of a tolerance cure.				Reviewer Comment (2024-12-05): XXXX receive a valid COC.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112182	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a CPA Letter or evidence of the Borrower's ownership % in the business used for income qualification.	Reviewer Comment (2025-01-23): Documents received, system cleared.

Seller Comment (2025-01-13): (Rate Lock) Please see the updated exception to include this

Reviewer Comment (2025-01-10): Exception Remains - The borrower business ownership percentage is not provided. Provide CPA Letter/Operating agreement reflecting the borrower ownership percentage.

Seller Comment (2025-01-08): (Rate Lock) Bwr has been SE for over 20+ years, not purchasing a new property but using the Cash out to put into the business. Business is in good standing

Reviewer Comment (2025-01-07): The exception does not reflect what alternate documentation was relied upon to be comfortable with making the exception.

Seller Comment (2025-01-07): (Rate Lock) Exception updated to include this, please review
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112182	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a CPA Letter or evidence of the Borrower's ownership % in the business used for income qualification.	Reviewer Comment (2025-01-23): Documents received, system cleared.

Seller Comment (2025-01-13): (Rate Lock) Please see the updated exception to include this

Reviewer Comment (2025-01-10): Exception Remains - The borrower business ownership percentage is not provided. Provide CPA Letter/Operating agreement reflecting the borrower ownership percentage.

Seller Comment (2025-01-08): (Rate Lock) Bwr has been SE for over 20+ years, not purchasing a new property but using the Cash out to put into the business. Business is in good standing

Reviewer Comment (2025-01-07): The exception does not reflect what alternate documentation was relied upon to be comfortable with making the exception.

Seller Comment (2025-01-07): (Rate Lock) Exception updated to include this, please review

Reviewer Comment (2024-12-05): Exception Remains - Require document is not received. Provide the CPA letter (Within 120 days of the note date) or Operation agreement to identify the business ownership.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112182	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a CPA Letter or evidence of the Borrower's ownership % in the business used for income qualification,	Reviewer Comment (2025-01-23): Documents received, system cleared.

Seller Comment (2025-01-13): (Rate Lock) Please see the updated exception to include this

Reviewer Comment (2025-01-10): Exception Remains - The borrower business ownership percentage is not provided. Provide CPA Letter/Operating agreement reflecting the borrower ownership percentage.

Seller Comment (2025-01-08): (Rate Lock) Bwr has been SE for over 20+ years, not purchasing a new property but using the Cash out to put into the business. Business is in good standing

Reviewer Comment (2025-01-07): The exception does not reflect what alternate documentation was relied upon to be comfortable with making the exception.

Seller Comment (2025-01-07): (Rate Lock) Exception updated to include this, please review

Reviewer Comment (2024-12-05): Exception Remains - Require document is not received. Provide the CPA letter (Within 120 days of the note date) or Operation agreement to identify the business ownership.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112182	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a copy of the Trust agreement as Borrower took title in a Trust.				Reviewer Comment (2024-12-12): Trust Agreement provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112182	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing a CPA Letter or evidence of the Borrower's ownership % in the business used for income qualification.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Borrower has been self employed with same business for 20 + years. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors 0 x 30 x 24	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors

Seller Comment (2025-01-13): (Rate Lock) Please see the updated exception to include this

Reviewer Comment (2025-01-10): Exception Remains - The borrower business ownership percentage is not provided. Provide CPA Letter/Operating agreement reflecting the borrower ownership percentage.

Seller Comment (2025-01-08): (Rate Lock) Bwr has been SE for over 20+ years, not purchasing a new property but using the Cash out to put into the business. Business is in good standing

Reviewer Comment (2025-01-07): The exception does not reflect what alternate documentation was relied upon to be comfortable with making the exception.

Seller Comment (2025-01-07): (Rate Lock) Exception updated to include this, please review

Reviewer Comment (2024-12-05): Exception Remains - Require document is not received. Provide the CPA letter (Within 120 days of the note date) or Operation agreement to identify the business ownership.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112183	XXXX	XXXX	XXXX	XXXX	Credit	Title	Lien	Title	Missing evidence of lien position on Other Financing.	Lien Position: 2	Subordination Agreement for Solar Lien is missing.				Reviewer Comment (2024-12-19): Subordination Agreement provided and associated. Exception cleared Seller Comment (2024-12-17): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112183	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Recording Fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-18): XXXX Received Corrected PCCD, LOE, Refund Check and proof of Mailing. Seller Comment (2024-12-17): (Rate Lock) PCCD and Check provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112183	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 83.65793% exceeds Guideline combined loan to value percentage of 80.00000%.	Calculated combined loan to value percentage of 83.65793% exceeds Guideline combined loan to value percentage of 80.00000%.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceed guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112183	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2024-12-06): Received appraisal delivery document, Exception cleared. Seller Comment (2024-12-05): (Rate Lock) Cert provided	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112183	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.67714% or Final Disclosure APR of 7.68000% is equal to or greater than the threshold of APOR 6.10% + 1.5%, or 7.60000%. Non-Compliant Higher Priced Mortgage Loan.	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-12-10): Document Provided and updated Exception cleared Seller Comment (2024-12-05): (Rate Lock) Cert provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112183	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-12-10): Document Provided and updated Exception cleared Seller Comment (2024-12-05): (Rate Lock) Cert provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112183	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Calculated combined loan to value percentage of 83.65793% exceeds Guideline combined loan to value percentage of 80.00000%.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceed guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-11-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112184	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XXXX)	Reviewer Comment (2025-01-07): Loan cancellation provided, system cleared.

Seller Comment (2025-01-07): (Rate Lock) Proof of denial and withdrawn provided. Please clear.

Reviewer Comment (2025-01-06): Provide proof of denial or termination of previous credit application with other lender.

Seller Comment (2025-01-06): (Rate Lock) The loan was moved from another lender. As per the 1003 from XXXX the loan number is not the same as ours; our application date was XXXX and LE was also sent XXXX. Please clear.

Reviewer Comment (2024-12-10): The timing for the LE under § 1026.19(e)(1)(iii) is three business days from application.  Initial LE issued XXXX. On this loan, the LE should have been issued within 3 business days of the broker application date of XXXX/XXXX.

Seller Comment (2024-12-09): (Rate Lock) Invalid. LE sent and viewed XXXX per E-consent
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112184	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-05): (Rate Lock) Accept the EV2 and wish to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112184	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.				Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-05): (Rate Lock) Accept the EV2 and wish to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112184	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements used for income reflect multiple overdrafts and NSF's in the previous 12 months that exceeds guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on job 5+ years. Residual income > XXXX. DTI below max by at least 10% or less than the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112184	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a business narrative required by guidelines and multiple NSFs reflected on bank statements used for income.				Reviewer Comment (2025-01-06): Documents received, system cleared. Reviewer Comment (2024-12-09): Exception Remains - Received Lender exception for NSF and business narrative is still missing. Require business narrative document. Seller Comment (2024-12-05): (Rate Lock) Exception for NSfs provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112184	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a business narrative required by guidelines and multiple NSFs reflected on bank statements used for income.				Reviewer Comment (2025-01-06): Documents received, system cleared. Reviewer Comment (2024-12-09): Exception Remains - Received Lender exception for NSF and business narrative is still missing. Require business narrative document. Seller Comment (2024-12-05): (Rate Lock) Exception for NSfs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112184	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a business narrative required by guidelines and multiple NSFs reflected on bank statements used for income.				Reviewer Comment (2025-01-06): Documents received, system cleared. Reviewer Comment (2024-12-09): Exception Remains - Received Lender exception for NSF and business narrative is still missing. Require business narrative document. Seller Comment (2024-12-05): (Rate Lock) Exception for NSfs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112184	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a business narrative required by guidelines and multiple NSFs reflected on bank statements used for income.				Reviewer Comment (2025-01-06): Business narrative provided Reviewer Comment (2024-12-09): Exception Remains - Received Lender exception for NSF and business narrative is still missing. Require business narrative document. Seller Comment (2024-12-05): (Rate Lock) Exception for NSfs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112188	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Business Narrative	Business Narrative missing in file				Reviewer Comment (2024-12-29): Exception not cleared. New exception was set. Reviewer Comment (2024-12-24): Required signed and dated Business Narrative to clear the exception. Exception remains. Reviewer Comment (2024-12-09): Bank statement is a self employment income and business narrative form is required . Exception remains Seller Comment (2024-12-06): (Rate Lock) The borrower is being qualified off assets. While we are using business assets to qualify, this is not a self-employment calculation, and a business narrative should not be needed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112188	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Business Narrative missing in file	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

Miscellaneous	Lender Exception with Compensating Factors. Clear credit and no mortgage lates in the history 4 years. SE cash out for reserves (30.53 months)	XXXX	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors.

Reviewer Comment (2025-01-06): Section 205 (Bank Statement), page 15 states "Business narrative form (located on the XXXX broker portal)" is a required document.  UW  letter of explanation does not meet guideline requirements.

Seller Comment (2025-01-03): (Rate Lock) Please see updated exception to include this

Reviewer Comment (2024-12-24): Required signed and dated Business Narrative to clear the exception. Exception remains.

Reviewer Comment (2024-12-09): Bank statement is a self employment income and business narrative form is required . Exception remains

Seller Comment (2024-12-06): (Rate Lock) The borrower is being qualified off assets. While we are using business assets to qualify, this is not a self-employment calculation, and a business narrative should not be needed.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112188	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Business Narrative missing in file	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors, system cleared.

Reviewer Comment (2025-01-06): Section 205 (Bank Statement), page 15 states "Business narrative form (located on the XXXX broker portal)" is a required document.  UW  letter of explanation does not meet guideline requirements.

Seller Comment (2025-01-03): (Rate Lock) Please see updated exception to include this

Reviewer Comment (2024-12-29): Missing signed and date business narrative form (located on the XXXX broker portal) per guidelines.

Reviewer Comment (2024-12-09): Bank statement is a self employment income and business narrative form is required . Exception remains

Seller Comment (2024-12-06): (Rate Lock) The borrower is being qualified off assets. While we are using business assets to qualify, this is not a self-employment calculation, and a business narrative should not be needed.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	11/1XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112188	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Business Narrative missing in file	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors, system cleared.

Reviewer Comment (2025-01-06): Section 205 (Bank Statement), page 15 states "Business narrative form (located on the XXXX broker portal)" is a required document.  UW  letter of explanation does not meet guideline requirements.

Seller Comment (2025-01-03): (Rate Lock) Please see updated exception to include this

Reviewer Comment (2024-12-29): Missing signed and date business narrative form (located on the XXXX broker portal) per guidelines.

Reviewer Comment (2024-12-09): Bank statement is a self employment income and business narrative form is required . Exception remains

Seller Comment (2024-12-06): (Rate Lock) The borrower is being qualified off assets. While we are using business assets to qualify, this is not a self-employment calculation, and a business narrative should not be needed.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112188	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Credit Report Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-22): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	11/1XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112188	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Business Narrative missing in file	Reviewer Comment (2025-01-31): Other exceptions downgraded and waived. System Cleared.

Reviewer Comment (2025-01-31): .

Reviewer Comment (2024-12-29): Missing signed and date business narrative form (located on the XXXX broker portal) per guidelines.

Reviewer Comment (2024-12-09): Bank statement is a self employment income and business narrative form is required . Exception remains

Seller Comment (2024-12-06): (Rate Lock) The borrower is being qualified off assets. While we are using business assets to qualify, this is not a self-employment calculation, and a business narrative should not be needed.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112188	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Business Narrative	Missing signed and date business narrative form (located on the XXXX broker portal) per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

															Miscellaneous	Lender Exception with Compensating Factors. Clear credit and no mortgage lates in the history 4 years. SE cash out for reserves (30.53 months)	XXXX	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors. Reviewer Comment (2025-01-06): Section 205 (Bank Statement), page 15 states "Business narrative form (located on the XXXX broker portal)" is a required document. UW letter of explanation does not meet guideline requirements. Seller Comment (2025-01-03): (Rate Lock) Please see updated exception to include this	XXXX	XXXX	XXXX	2		B		B		B		B		B	11/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112188	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Business Narrative	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

															Miscellaneous	Lender Exception with Compensating Factors. Clear credit and no mortgage lates in the history 4 years. SE cash out for reserves (30.53 months)	XXXX	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	11/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112190	XXXX	XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX Housing history reflects a total of 3 reported late payments.	Borrower has a 30 day late on a paid off mortgage froXXXX and 2 60 day lates froXXXX and XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-19): (Rate Lock) Exception provided Reviewer Comment (2024-11-05): Please provide additional compensating factors for consideration of downgrading/waiving exception as credit score listed is only 1 point higher than guidelines as borrower waived escrows which requires a 720 FICO.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX3/2024	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112190	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Mortgage reflects 1 30 day late in the last 12 months. The loan file is missing a 12 month VOM/pay history for the mortgage attached to REO XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-19): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX3/2024	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112190	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a 12 month VOM/pay history for the mortgage attached to REO XXXX.				Reviewer Comment (2025-01-17): VOM provided. Cleared. Seller Comment (2025-01-14): (Rate Lock) VOM provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX3/2024	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112186	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX,XXXX Statement	Statement for Address: XXXX, XXXX,XXXX is not provided.	Reviewer Comment (2025-01-13): Closing CD provided, exception cleared.

Seller Comment (2025-01-09): (Rate Lock) Doc provided

Reviewer Comment (2025-01-06): Please provide Closing Statement, CD, HUD, or First Payment Coupon for the XXXX Rd. Approval expired XXXX.

Seller Comment (2025-01-02): (Rate Lock) This cleared the same condition for XXXX please clear this as well.

Reviewer Comment (2024-12-31): Exception Remains - The receive document is Loan Estimate. Require Mortgage statement or Final Closing Disclosure to consider the PITI amount.

Seller Comment (2024-12-18): (Rate Lock) 234 provided, this was used to clear XXXX

Reviewer Comment (2024-12-13): Exception Remains - The receive document is Loan Estimate. Require Mortgage statement or Final Closing Disclosure to consider the PITI amount.

Seller Comment (2024-12-12): (Rate Lock) The PITIA is lower than what the UW used on the subject loan. This would result in the DTI actually lowering on the subject loan.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112186	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three business days of application or determination of first lien status.				Reviewer Comment (2024-12-03): Client elects to waive. Seller Comment (2024-11-24): (Rate Lock) Accept the EV2 and wish to proceed as is with waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112186	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property does not have cooling system which does not appear to be common for the market.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 months housing history.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112187	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-05): (Rate Lock) Accept the EV2 and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXXXXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112187	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 85% exceeded max allowable LTV of 80% for a first time investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Residual income >XXXX. Lender Exception with Comp Factors. 729 FICO score. 0x30x39 mortgage pay history.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors. Seller Comment (2025-01-09): (Rate Lock) excption with CFs provided Reviewer Comment (2025-01-06): Borrower's DTI is higher than 20%, Secondary employment not documented in file. Provide compelling, valid Compensating Factors to support five lender exceptions. Seller Comment (2024-12-19): (Rate Lock) Exception with comp factors provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXXXXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112187	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 85% exceeded max allowable LTV of 80% for a first time investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Residual income >XXXX. Lender Exception with Comp Factors. 729 FICO score. 0x30x39 mortgage pay history.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors. Seller Comment (2025-01-09): (Rate Lock) excption with CFs provided Reviewer Comment (2025-01-06): Borrower's DTI is higher than 20%, Secondary employment not documented in file. Provide compelling, valid Compensating Factors to support five lender exceptions. Seller Comment (2024-12-19): (Rate Lock) Exception with comp factors provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXXXXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112187	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property over 2 acres and an investment property which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Residual income >XXXX. Lender Exception with Comp Factors. 729 FICO score. 0x30x39 mortgage pay history.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors. Seller Comment (2025-01-09): (Rate Lock) excption with CFs provided Reviewer Comment (2025-01-06): Borrower's DTI is higher than 20%, Secondary employment not documented in file. Provide compelling, valid Compensating Factors to support five lender exceptions. Seller Comment (2024-12-19): (Rate Lock) Exception with comp factors provided Reviewer Comment (2024-11-07): Please provide additional valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXXXXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112187	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject transaction is a non-arms length transaction and an investment property which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Residual income >XXXX. Lender Exception with Comp Factors. 729 FICO score. 0x30x39 mortgage pay history.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors. Seller Comment (2025-01-09): (Rate Lock) excption with CFs provided Reviewer Comment (2025-01-06): Borrower's DTI is higher than 20%, Secondary employment not documented in file. Provide compelling, valid Compensating Factors to support five lender exceptions. Seller Comment (2024-12-19): (Rate Lock) Exception with comp factors provided Reviewer Comment (2024-11-07): Please provide additional valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXXXXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112187	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Borrower has been self employed >12 months but <24 months as required by guidelines. The loan file is missing a business narrative as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Residual income >XXXX. Lender Exception with Comp Factors. 729 FICO score. 0x30x39 mortgage pay history.	XXXX	Reviewer Comment (2025-01-24): Lender Exception with Compensating Factors provided. Seller Comment (2025-01-15): (Rate Lock) Narrative provided Reviewer Comment (2025-01-13): Business narrative was not provided. Seller Comment (2025-01-09): (Rate Lock) excption with CFs provided Reviewer Comment (2025-01-06): Borrower's DTI is higher than 20%, Secondary employment not documented in file. Provide compelling, valid Compensating Factors to support five lender exceptions. Seller Comment (2024-12-19): (Rate Lock) Exception with comp factors provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXXXXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-11-25): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not reflect the reason why loan does not have an escrow account.				Reviewer Comment (2024-12-11): XXXX received PCCD and LOE.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business. CPA did not prepare borrower's most recent tax returns as required by guidelines.				Reviewer Comment (2025-01-02): Received letter regarding business funds and received a lender exception regarding tax returns prepared by another party. Seller Comment (2024-12-17): (Rate Lock) Please see other condition for this, it was reviewed and cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business. CPA did not prepare borrower's most recent tax returns as required by guidelines.				Reviewer Comment (2025-01-02): Received Seller Comment (2024-12-17): (Rate Lock) Please see other condition for this, it was reviewed and cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2025-01-02): Received Seller Comment (2024-12-17): (Rate Lock) Please see other condition for this, it was reviewed and cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business. CPA did not prepare borrower's most recent tax returns as required by guidelines.				Reviewer Comment (2025-01-02): Received letter regarding business funds and received a lender exception regarding tax returns prepared by another party. Seller Comment (2024-12-17): (Rate Lock) Comp factors updated please review for consideration Reviewer Comment (2024-12-16): CPA letter provided reflecting use of business funds no impact to business. Missing additional comps factors for lender exception to clear CPA did not prepare borrower's most recent tax returns.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX without evidence of valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-06): Sufficient cure provided at closing Seller Comment (2024-12-05): (Rate Lock) Cure provided at closing	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX without evidence of valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-06): XXXX received valid COC document.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-12-16): CPA letter provided reflecting use of business funds no impact to business, exception cleared. Reviewer Comment (2024-12-09): Exception Remains - Required Evidence of access fund document stating "use of these funds will not have a negative impact to the Business" or operating agreement for the business.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	CPA did not prepare borrower's most recent tax returns as required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Borrower in the same position for 3+ years. FICO score above minimum by 20 points or greater.	XXXX	Reviewer Comment (2025-01-02): Lender exception provided.

Seller Comment (2024-12-17): (Rate Lock) Corrected comp factors - FICO is 754 and due to using gift funds reserves are over 12 after funds for closing and gift funds applied.

Reviewer Comment (2024-12-16): Comp factors of reserves not valid as escrow waiver requires 12 months reserves and Borrower's credit score is 754.

Seller Comment (2024-12-06): (Rate Lock) Added more compensating factors to exception, please review.

Reviewer Comment (2024-11-27): Please provide additional compensating factors for consideration of downgrading/waiving exception as reserves are not a  valid comp factor as borrower waived escrows with a required 12 months in reserves.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112191	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2024-12-16): Alerts addressed on 1008 in file.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112189	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment XXXX					Reviewer Comment (2024-11-14): Title final document received and updated .Exception cleared Seller Comment (2024-11-12): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112189	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment					Reviewer Comment (2024-11-14): Title final document received and updated .Exception cleared	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112189	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Recreation room used as a bedroom was considered a bedroom on the Appraisal. Property is being valued as a 3 bedroom, but it should be a 2 bedroom. Room designated as Recreation Room on Plat Map, not bedroom and has no closet.	Reviewer Comment (2025-01-31): Field Review Provided.

Seller Comment (2025-01-29): (Rate Lock) Field review provided

Reviewer Comment (2024-12-12): There are inconsistencies in the Appraisal; room count, room count not bracketed, differing room count vs public records, number of rooms on sketch. Guidelines state a field review is required for inconsistencies. Or, provide updated/corrected appraisal.

Seller Comment (2024-11-27): (Rate Lock) Exception provided

Reviewer Comment (2024-11-19): Building sketch reflects property as 2 bedroom, exception remains.

Seller Comment (2024-11-18): (Rate Lock) They appraiser has provided commentary about the bedroom sketch and that is acceptable, and purchase price is lower so no effect on value. UW uses this a validation to proceed as is and sufficient. Please clear
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112189	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		There are inconsistencies in the Appraisal; room count, room count not bracketed, differing room count vs public records, number of rooms on sketch. Guidelines state a field review is required for inconsistencies.				Reviewer Comment (2025-01-31): Field Review provided. Seller Comment (2025-01-29): (Rate Lock) Field review provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112189	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-01-31): Inspection after declaration but prior to end date.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Flood Insurance Policy expires within 90 days of the Note Date.	Flood Insurance Policy Expiration Date XXXX; Note Date XXXX					Reviewer Comment (2024-12-09): Exception cleared - Flood Insurance Policy is expiring after the note date which is acceptable. Seller Comment (2024-12-05): (Rate Lock) Accept the EV2 and wish to proceed	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Statement	Statement for REO XXXX property is missing from the loan file.				Reviewer Comment (2024-12-11): Document Provided and update Exception Cleared Seller Comment (2024-12-10): (Rate Lock) REO provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.					Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-05): (Rate Lock) Accept the EV2 and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Lender credit of $-XXXX decreased from previously disclosed credit of $-XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-11): XXXX received valid COC dated XXXX. Seller Comment (2024-12-10): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-12-29): CPA letter provided Reviewer Comment (2024-12-19): Exception remains as the CPA document is not dated. Seller Comment (2024-12-17): (Rate Lock) CFA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing the statement reflecting property charges for REO XXXX Rd. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-12-29): Documents received and system cleared. Seller Comment (2024-12-17): (Rate Lock) CFA provided Reviewer Comment (2024-12-11): Closing Disclosure & First Payment letter provided for REO missing CPA/Cashflow Analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business - Exception Remains Seller Comment (2024-12-10): (Rate Lock) REO provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing the statement reflecting property charges for REO XXXX Rd. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-12-29): Documents received and system cleared. Seller Comment (2024-12-17): (Rate Lock) CFA provided Reviewer Comment (2024-12-11): Closing Disclosure & First Payment letter provided for REO missing CPA/Cashflow Analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business - Exception Remains Seller Comment (2024-12-10): (Rate Lock) REO provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing the statement reflecting property charges for REO XXXX Rd. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-12-29): Documents received and system cleared. Seller Comment (2024-12-17): (Rate Lock) CFA provided Reviewer Comment (2024-12-11): Closing Disclosure & First Payment letter provided for REO missing CPA/Cashflow Analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business - Exception Remains Seller Comment (2024-12-10): (Rate Lock) REO provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business				Reviewer Comment (2024-12-29): CPA letter provided Reviewer Comment (2024-12-19): Exception remains as the CPA document is not dated. Seller Comment (2024-12-17): (Rate Lock) CFA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112158	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing the statement reflecting property charges for REO XXXX Rd.				Reviewer Comment (2024-12-11): Document Provided and updated Exception cleared Seller Comment (2024-12-10): (Rate Lock) REO provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112192	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Title is vested in LLC, file is missing a copy of the filed articles of organization to evidence the existence of the LLC.				Reviewer Comment (2025-01-06): Articles provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112192	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Title is vested in LLC, file is missing a copy of the fully executed operating agreement.	Reviewer Comment (2025-02-02): W9 reflects sole ownership.

Seller Comment (2025-02-02): (Rate Lock) Please refer to the W9, it states XXXX LLC is a sole proprietorship and therefore no OA is needed.

Reviewer Comment (2025-01-24): Required fully executed Operating Agreement to clear the exception. Exception remains.

Seller Comment (2025-01-22): (Rate Lock) The W9 confirms this is a sole proprietorship, no OA is needed. Please review and clear.

Reviewer Comment (2025-01-17): The Articles of Organization and Business Registration list the borrower as a Manager, not a Member. Operating Agreement required.

Seller Comment (2025-01-15): (Rate Lock) No OA as the borrower is a sole proprietor. Please clear.

Reviewer Comment (2025-01-14): Article of Organization provided and also require fully executed operating agreement document. Exception remains

Seller Comment (2025-01-09): (Rate Lock) Docs provided showing sole proprietorship, please clear.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112192	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Title is vestee in an LLC, file is missing a copy of the EIN/W-9 for vested LLC.				Reviewer Comment (2025-01-14): W-9 document provided and associated. Exception cleared Seller Comment (2025-01-09): (Rate Lock) Docs provided showing sole proprietorship, please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112192	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	File is missing Closing Disclosure of New Loan Store loan for borrower's primary residence.				Reviewer Comment (2024-12-10): Closing Disclosure received and associated. Exception cleared. Seller Comment (2024-12-09): (Rate Lock) CD provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112192	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX St, XXXX, XXXX Insurance Verification	File is missing Hazard insurance for REO - XXXX St.	Reviewer Comment (2025-02-10): Dec page and premium provided.

Seller Comment (2025-02-09): (Rate Lock) premium amount provided

Reviewer Comment (2025-02-07): Insurance Coverages provided for XXXX St, however hazard premium not present on the 1 page document.

Seller Comment (2025-02-03): (Rate Lock) New document provided shows balance forward of XXXX please clear.

Reviewer Comment (2025-02-02): HOA verification  provided for unit 10 is dated two years ago.

Seller Comment (2025-01-30): (Rate Lock) HOI provided

Reviewer Comment (2025-01-06): Insurance provided is for XXXX and XXXX. Insurance for XXXX St required.

Seller Comment (2025-01-05): (Rate Lock) This was already provided; please review previous documents uploaded.

Reviewer Comment (2024-12-23): Hazard Insurance required for XXXX St. to clear the exception. Exception Remains.

Seller Comment (2024-12-19): (Rate Lock) Docs provided

Reviewer Comment (2024-12-10): Hazard Insurance required for XXXX St. to clear the exception. Exception Remains.

Seller Comment (2024-12-09): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112192	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX,XXXXHOA Verification	File is missing HOA verification for REO - XXXX XXXX.	Reviewer Comment (2025-02-07): HOA documents provided. Cleared.

Seller Comment (2025-02-03): (Rate Lock) (Rate Lock) New document provided shows balance forward of XXXX please clear.

Reviewer Comment (2025-02-02): HOA verification  provided for unit 10 is dated two years ago.

Seller Comment (2025-01-30): (Rate Lock) HOI provided

Reviewer Comment (2025-01-17): Conflicting information in file. Doc 642 states there are no HOAs on XXXX and 10, but HOA statement provided for unit 10. Bill for XXXX required as well.

Reviewer Comment (2025-01-07): XXXX provided for XXXX however, unit 10 at same address dues are significantly higher from statement of account ($420.00) that was provided than what is reflected on the web print out. Please provide HOA bill to confirm dues for XXXX.

Seller Comment (2025-01-07): (Rate Lock) HOA printout provided was not for unit 10. It was for XXXX.

Reviewer Comment (2025-01-06): Statement of Account/monthly bill required. Website printout not verified by Association. (Web Search for unit 10 payment showed less per month for the HOAs than shown on statement provided. Possible inaccurate amounts on web search.)

Seller Comment (2025-01-05): (Rate Lock) Sufficient proof of HOA froXXXX provided

Reviewer Comment (2024-12-23): HOA verification required for XXXX XXXX to clear the exception. Exception Remains.

Seller Comment (2024-12-19): (Rate Lock) Docs provided

Reviewer Comment (2024-12-10): HOA verification required for XXXX XXXX to clear the exception. Exception Remains.

Seller Comment (2024-12-09): (Rate Lock) HOA provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112192	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing the REO Statement for HOA verification for XXXX XXXX, Insurance verification for XXXX Street and mortgage statement for XXXX XXXX. ***XXXX UPDATE - Only missing Insurance premium for XXXX Street. Other REO docs provided.	Reviewer Comment (2025-02-10): Dec page and premium provided.

Seller Comment (2025-02-09): (Rate Lock) premium amount provided

Reviewer Comment (2025-02-07): Insurance Coverages provided for XXXX St, however hazard premium not present on the 1 page document.

Seller Comment (2025-02-03): (Rate Lock) New document provided shows balance forward of 12/24 please clear.

Reviewer Comment (2025-02-02): HOA verification  provided for unit 10 is dated two years ago.

Seller Comment (2025-01-30): (Rate Lock) HOI provided

Reviewer Comment (2025-01-30): Exception remains insurance verification for XXXX Street and mortgage statement for XXXX XXXX, also the HOA invoice provided for XXXX XXXX is dated 2 years prior to note date, requested to provide the latest HOA invoice with updated payment.

Seller Comment (2025-01-28): (Rate Lock) HOA provided

Reviewer Comment (2025-01-07): XXXX provided for XXXX however, unit 10 at same address dues are significantly higher from statement of account ($XXXX) that was provided than what is reflected on the web print out. Please provide HOA bill to confirm dues for XXXX.

Seller Comment (2025-01-07): (Rate Lock) HOA printout provided was not for unit 10. It was for XXXX.

Reviewer Comment (2025-01-06): Statement of Account/monthly bill required. Website printout not verified by Association. (Web Search for unit 10 payment showed less per month for the HOAs than shown on statement provided. Possible inaccurate amounts on web search.)

Seller Comment (2025-01-05): (Rate Lock) All docs provided

Reviewer Comment (2024-12-23): Hazard Insurance required for XXXX St. and HOA verification required for XXXX XXXX to clear the exception. Exception Remains.

Seller Comment (2024-12-19): (Rate Lock) Docs provided

Reviewer Comment (2024-12-10): Hazard Insurance required for XXXX St. and HOA verification required for XXXX XXXX to clear the exception. Exception Remains.

Seller Comment (2024-12-09): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112192	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Security Instrument and Note not signed by the LLC, just the borrower twice.				Reviewer Comment (2025-02-07): Corrected documents provided. Cleared. Seller Comment (2025-02-05): (Rate Lock) Provided Reviewer Comment (2025-01-17): Missing company signature and loan vested in Business name. Seller Comment (2025-01-09): (Rate Lock) Approved exception already provided to proceed as is, without new documents. Please clear Reviewer Comment (2025-01-06): Note and Security Instrument not in upload. Please provide. Seller Comment (2024-12-19): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112192	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide correct Note and Security Instrument signed by the LLC. Both documents currently signed by borrower only.				Reviewer Comment (2025-02-07): Corrected documents provided. Cleared. Seller Comment (2025-02-05): (Rate Lock) Provided Reviewer Comment (2025-01-17): Missing company signature and loan vested in Business name. Seller Comment (2025-01-09): (Rate Lock) Approved exception already provided to proceed as is, without new documents. Please clear	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	The Recording Fee was increased on XXXX. The Changed Circumstance within the loan file does not reflect an explanation for the increase of the fee, it states DTI increase, which is invalid for fee increase. The final signed and dated Closing Disclosure does not reflect a tolerance cure.				Reviewer Comment (2024-12-20): XXXX Received Corrected PCCD, loe and True and Certified final SS. Reviewer Comment (2024-12-19): XXXX Received Corrected PCCD reducing the recording fee; however, LOE not provided. Also, require true and Certified final SS in order to verify the loan is closed as per provided PCCD. Provide True and certified final SS and LOE in order to clear this exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Transfer Tax Fee was increased on XXXX. The Changed Circumstance within the loan file does not reflect an explanation for the increase of the fee, it states DTI increase, which is invalid for fee increase. The final signed and dated Closing Disclosure does not reflect a tolerance cure.				Reviewer Comment (2024-12-17): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for tradelines requirements not met as the Borrower has 1 tradeline reporting in 80 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	5+ years on job. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-11-26): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.74441% exceeds Guideline total debt ratio of XXXX000%.	The maximum DTI for a first time homebuyer is 45%, subject loan DTI is 50.74%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	5+ years on job. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided.

Reviewer Comment (2024-12-23): Required Lender exception request form and approval. Exception remains.

Seller Comment (2024-12-19): (Rate Lock) Exception corrected and approved, please review

Reviewer Comment (2024-12-16): Lender exception states DTI of 51% - over 50% threshold but maximum DTI is 45% due to FTHB.

Seller Comment (2024-12-04): (Rate Lock) 806 FICO, SE for past 7 years, 43.69 LTV, Primary, over 12 months reserves

Reviewer Comment (2024-11-26): Please provide additional compensating factors for consideration of downgrading/waiving exception as DTI significantly exceeds guidelines.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The maximum DTI for a first time homebuyer is 45%, subject loan DTI is 50.74% and borrower does not meet the residual income requirements.				Reviewer Comment (2024-12-26): Non-QM loan based on DTI exception waived with compensating factors. Seller Comment (2024-12-19): (Rate Lock) Exception corrected and approved, please review Reviewer Comment (2024-12-16): Lender exception states DTI of 51% - over 50% threshold but maximum DTI is 45% due to FTHB. Seller Comment (2024-12-12): (Rate Lock) Part of approved exception for this loan, please review	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The maximum DTI for a first time homebuyer is 45%, subject loan DTI is 50.74% and borrower does not meet the residual income requirements.				Reviewer Comment (2024-12-26): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2024-12-19): (Rate Lock) Exception corrected and approved, please review Reviewer Comment (2024-12-16): Lender exception states DTI of 51% - over 50% threshold but maximum DTI is 45% due to FTHB. Seller Comment (2024-12-12): (Rate Lock) Part of approved exception for this loan, please review	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.74441% significantly exceeds the guideline maximum of XXXX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The maximum DTI for a first time homebuyer is 45%, subject loan DTI is 50.74%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-12-26): DTI exception approved with compensating factors of reserves and FICO. Seller Comment (2024-12-19): (Rate Lock) Exception corrected and approved, please review Reviewer Comment (2024-12-16): Lender exception states DTI of 51% - over 50% threshold but maximum DTI is 45% due to FTHB. Seller Comment (2024-12-12): (Rate Lock) Part of approved exception for this loan, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	The Borrower does not meet residual income requirements, the minimum residual income is XXXX and the calculated residual income for Borrower is XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	5+ years on job. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-18): (Rate Lock) Exception updated please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The maximum DTI for a first time homebuyer is 45%, subject loan DTI is 50.74% and borrower does not meet the residual income requirements. The borrower does not meet the minimum tradeline requirements.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	5+ years on job. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-12-23): Required Lender exception request form and approval. Exception remains. Seller Comment (2024-12-19): (Rate Lock) Exception corrected and approved, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. The Loan Discount Points increased froXXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-17): XXXX received a valid COC.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112193	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-12-20): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112194	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-13): 1008 provided reflected red flags have been addressed. Seller Comment (2025-01-06): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/02/2024	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112196	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower is living rent free per the final 1003 in file and the loan file does not contain a letter from the owner of the current residence reflecting their living rent free.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Clean credit history.	XXXX	Reviewer Comment (2025-01-05): Lender Exception with Compensating Factors Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/08/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112196	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The maximum DTI for a Borrower living rent free is 43%. Subject loan DTI is 44.13%.				Reviewer Comment (2025-01-05): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	11/08/2024	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112196	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.13706% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The maximum DTI for a Borrower living rent free is 43%. Subject loan DTI is 44.13%.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Clean credit history.	XXXX	Reviewer Comment (2025-01-05): Lender Exception with Compensating Factors Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/08/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112196	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The maximum DTI for a Borrower living rent free is 43%. Subject loan DTI is 44.13%.				Reviewer Comment (2025-01-05): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/08/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112196	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The maximum DTI for a Borrower living rent free is 43%. Subject loan DTI is 44.13%.				Reviewer Comment (2025-01-05): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/08/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112196	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.13706% exceeds Guideline total debt ratio of 43.00000%.	The maximum DTI for a Borrower living rent free is 43%. Subject loan DTI is 44.13%.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Clean credit history.	XXXX	Reviewer Comment (2025-01-05): Lender Exception with Compensating Factors Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/08/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112196	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The maximum DTI for a Borrower living rent free is 43%. Subject loan DTI is 44.13%.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Clean credit history.	XXXX	Reviewer Comment (2025-01-05): Lender Exception with Compensating Factors Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/08/2024	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112195	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Borrower has verified disposable income of at least XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-04): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX Seller Comment (2024-11-25): (Rate Lock) app dated XXXX after initial declaration date. please downgrade this to an EV2 and waive	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112195	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2024-12-04): Watchlist against borrower, real estate agent and seller - no direct hit. Appraisal effective date is date after disaster declaration date with no damages stated from storm. Seller Comment (2024-11-25): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112195	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains conflicting information on how the loan was approved. The 1008 and income worksheet reflect asset utilization however, 1008 reflects a DTI. Clarification required if asset utilization or asset depletion was used for income qualification.				Reviewer Comment (2025-01-06): Updated documents received. Seller Comment (2024-12-19): (Rate Lock) 1008 provided Reviewer Comment (2024-12-16): Please provide 1008 for asset utilization as no DTI is calculated. Seller Comment (2024-12-04): (Rate Lock) The URLA had "Other Income" listed which is why the 1008 has a DTI. This is an asset utilization loan, please confirm if we just need to provide the 1008 without DTI	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112197	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not reflect the reason why loan does not have an escrow account.				Reviewer Comment (2025-01-07): XXXX received corrected PCCD and LOE. Seller Comment (2025-01-06): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112197	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX without a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-07): XXXX received corrected PCCD and LOE. Seller Comment (2025-01-06): (Rate Lock) Provided PCCD and LOE Reviewer Comment (2025-01-05): XXXX received Final SS. However, we would also require Post CD XXXXg with LOX to the borrower as per Final SS in order to verify the fee has been reduced. Seller Comment (2025-01-05): (Rate Lock) Final SS reflects final recording fee of $XXXX as fees can decrease in a dry state after funding	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112197	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-08): Evidence of access to funds received and updated. Exception cleared. Seller Comment (2025-01-05): (Rate Lock) This is not needed as proceeds are being used for assets and reserves. Please clear.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112197	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-08): Evidence of access to funds received and updated. Exception cleared Seller Comment (2025-01-05): (Rate Lock) This is not needed as proceeds are being used for assets and reserves. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112197	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-08): Evidence of access to funds received and updated. Exception cleared. Seller Comment (2025-01-05): (Rate Lock) This is not needed as proceeds are being used for assets and reserves. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112197	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-08): Evidence of access to funds received and updated. Exception cleared. Seller Comment (2025-01-05): (Rate Lock) This is not needed as proceeds are being used for assets and reserves. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112197	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-02-03): Documents received, system cleared Seller Comment (2025-01-27): (Rate Lock) SSN not on 1008 as it was verified Reviewer Comment (2025-01-13): Alerts for appraiser not addressed nor SSN for Borrower. Seller Comment (2025-01-05): (Rate Lock) LOE provided to confirm the borrower is living at the property mentioned on XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112198	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Rd., XXXX Insurance Verification	Insurance Verification, Statement				Reviewer Comment (2024-12-13): Received Loan statement and Insurance verification document for XXXX Rd, Exception cleared. Seller Comment (2024-12-12): (Rate Lock) Mortgage provided, HOI previously provided Reviewer Comment (2024-12-11): Please provide Insurance and Mortgage statement for XXXX Rd, Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112198	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	Subject loan transaction disbursed on XXXX, prior to three business days from transaction date of XXXX				Reviewer Comment (2024-12-16): Closing statement reflecting disbursement date provided, system cleared. Seller Comment (2024-12-09): (Rate Lock) Provided Seller Comment (2024-12-04): (Rate Lock) Proof file disbursed XXXX provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112198	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Salary used for income qualification has only been received since XXXXXXXX. Borrower sold company and is now the managing director and receives a guaranteed salary.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history. DTI below maximum by 5%.	XXXX	Reviewer Comment (2025-01-31): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112198	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide updated lender exception, rate lock and approval. Approval and exception reflect loan as a 12 month bank statement. Rate lock reflects as a 24 month bank statement. Salaried income was used to qualify borrower.	Reviewer Comment (2025-01-31): Borrower was self employed, now contract employee for prior client.

Reviewer Comment (2025-01-31): Email sent to XXXX. Clarification needed as UW worksheet, lock, Lender exception, and Approval do not match.

Seller Comment (2025-01-30): (Rate Lock) Corrected exception

Reviewer Comment (2025-01-24): Lender exception in file still reflects 24 month bank statement loan, yet UW worksheet shows wage income.

Seller Comment (2025-01-14): (Rate Lock) all supporting docs provided

Reviewer Comment (2025-01-06): Provide income worksheet and as well as Final Rate Lock and Approval (or 1008 reflecting program and # months). Loan file does not contain an income worksheet and Lender Exception states the loan is to use Salary received since XXXX. WVOE reflecting salary income in file.

Seller Comment (2025-01-06): (Rate Lock) Loan is not 12 months, it is 24 months, per Ratelock, exception, and lender lock.

Reviewer Comment (2025-01-04): Salaried (Full Doc) income was used to qualify and not bank statement income.  Approval, rate lock and lender exception has to have correct Doc Type to match Doc Type used to approve the loan.

Seller Comment (2024-12-18): (Rate Lock) Both our lock and investor lock reflect 12 months, as well as the exception submitted.

Reviewer Comment (2024-12-16): No documents provided for exception. Exception remains.

Seller Comment (2024-12-04): (Rate Lock) CIC provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112199	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-12-09): XXXX received a valid COC. Seller Comment (2024-12-09): (Rate Lock) CD showing change in points to file being locked	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112199	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2024-12-22): XXXX received LOX from Lender that LE dated 0XXXX was not send to the borrower and removed from testing.

Seller Comment (2024-12-19): (Rate Lock) LOE provided

Reviewer Comment (2024-12-18): XXXX received comment. However, we would require LOX stating, "LE dated XXXX was not provided to the borrower"  in order to clear the exception.

Seller Comment (2024-12-17): (Rate Lock) This is not our LE and we did not send to the borrower. The disclosure tracking provided is proof our ILE was sent XXXX and the correct baseline of the credit report fee was set at XXXX. No cure is needed, please clear.

Reviewer Comment (2024-12-17): XXXX received rebuttal. However, the file contains initial LE dated XXXX (Doc ID 0392) which cannot be ignored. Kindly provide a valid COC for the fee added on LE dated XXXX or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2024-12-16): (Rate Lock) The ILE was sent XXXX and the credit report fee was disclosed at XXXX. This set the baseline and the fee of XXXX is within tolerance.

Reviewer Comment (2024-12-09): XXXX received rebuttal. However, the credit fee added on LE dated 0XXXX/2024.Kindly provide a valid COC for the fee added or provide cure Docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2024-12-09): (Rate Lock) No cure needed as ILE disclosed credit report fee of XXXX
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112199	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA letter or a cash flow analysis for the use of business assets as required by guidelines.				Reviewer Comment (2024-12-10): CPA letter received and associated which states use of business assets will not have negative impact on income .Exception cleared Seller Comment (2024-12-09): (Rate Lock) CPA letter provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112199	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The loan file is missing a verification of rent as required by guidelines to complete a 12 month housing history.				Reviewer Comment (2024-12-12): Exception Cleared - Received 12 months bank statement for housing history associated the same and data updated as per provided documents. Seller Comment (2024-12-09): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112199	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA letter or a cash flow analysis for the use of business assets as required by guidelines. The loan file is missing a verification of rent as required by guidelines to complete a 12 month housing history.				Reviewer Comment (2024-12-12): Exception Cleared - Received CPA letter and Received 12 months bank statement for housing history associated the same and data updated as per provided documents. Seller Comment (2024-12-09): (Rate Lock) CPA letter provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112199	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA letter or a cash flow analysis for the use of business assets as required by guidelines. The loan file is missing a verification of rent as required by guidelines to complete a 12 month housing history.				Reviewer Comment (2024-12-12): Exception Cleared - Received CPA letter and Received 12 months bank statement for housing history associated the same and data updated as per provided documents. Seller Comment (2024-12-09): (Rate Lock) CPA letter provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112199	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA letter or a cash flow analysis for the use of business assets as required by guidelines. The loan file is missing a verification of rent as required by guidelines to complete a 12 month housing history.				Reviewer Comment (2024-12-12): Exception Cleared - Received CPA letter and Received 12 months bank statement for housing history associated the same and data updated as per provided documents. Seller Comment (2024-12-09): (Rate Lock) CPA letter provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112199	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA letter or a cash flow analysis for the use of business assets as required by guidelines.				Reviewer Comment (2024-12-10): CPA letter received and associated which states use of business assets will not have negative impact on income .Exception cleared Seller Comment (2024-12-09): (Rate Lock) CPA letter provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112199	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file is missing a verification of rent as required by guidelines to complete a 12 month housing history.				Reviewer Comment (2024-12-12): Exception Cleared - Received 12 months bank statement for housing history associated the same and data updated as per provided documents. Seller Comment (2024-12-09): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112200	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Hazard Insurance policy does not list successors and assigns.				Reviewer Comment (2024-12-17): HOI provided with lender and ISAOA reflected. Seller Comment (2024-12-12): (Rate Lock) HOi provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112200	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing wage and income transcripts to validate 1099 as required by guidelines.				Reviewer Comment (2025-01-13): Bank statement income, 1099 not required. Seller Comment (2025-01-10): (Rate Lock) The borrowers were qualified using bank statement income and tax returns were not provided. We should not need to provide tax transcripts for a business which we did not obtain the tax returns. Reviewer Comment (2024-12-13): Provided document is not acceptable. Require 1099 transcript with income details. Exception remains Seller Comment (2024-12-12): (Rate Lock) Transcripts provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112200	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Runsong Ma W-2 Transcript	File is missing wage and income transcripts to validate 1099 as required by guidelines.				Reviewer Comment (2025-01-13): Bank statement income, 1099 not required. Seller Comment (2025-01-10): (Rate Lock) The borrowers were qualified using bank statement income and tax returns were not provided. We should not need to provide tax transcripts for a business which we did not obtain the tax returns. Reviewer Comment (2024-12-13): Provided document is not acceptable. Require 1099 transcript with income details. Exception remains Seller Comment (2024-12-12): (Rate Lock) Transcripts provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112200	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing wage and income transcript required by guidelines.				Reviewer Comment (2025-01-13): Bank statement income, 1099 not required. Seller Comment (2025-01-10): (Rate Lock) The borrowers were qualified using bank statement income and tax returns were not provided. We should not need to provide tax transcripts for a business which we did not obtain the tax returns. Reviewer Comment (2024-12-17): Processed transcripts for sole proprietor income required. Seller Comment (2024-12-12): (Rate Lock) Transcripts provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	1XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112200	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing wage and income transcript required by guidelines.				Reviewer Comment (2025-01-13): Bank statement income, 1099 not required. Seller Comment (2025-01-10): (Rate Lock) The borrowers were qualified using bank statement income and tax returns were not provided. We should not need to provide tax transcripts for a business which we did not obtain the tax returns. Reviewer Comment (2024-12-17): Processed transcripts for sole proprietor income required. Seller Comment (2024-12-12): (Rate Lock) Transcripts provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112200	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing wage and income transcript required by guidelines.				Reviewer Comment (2025-01-13): Bank statement income, 1099 not required. Seller Comment (2025-01-10): (Rate Lock) The borrowers were qualified using bank statement income and tax returns were not provided. We should not need to provide tax transcripts for a business which we did not obtain the tax returns. Reviewer Comment (2024-12-17): Processed transcripts for sole proprietor income required. Seller Comment (2024-12-12): (Rate Lock) Transcripts provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112201	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Lender approved exception for the amount of NSF fees listed within the 12 month Bank statements provided.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Residual income > XXXX. Reserves exceed guidelines by at least 4 months. 70% LTV	XXXX	Reviewer Comment (2025-01-17): Lender exception with compensating factors. Seller Comment (2025-01-06): (Rate Lock) Provided Reviewer Comment (2024-12-05): Please provide additional valid compensating factors as DTI < 5% is not a valid compensating factor.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112201	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	There are NSF fees listed within the 12 month Bank Statements provided that exceed guidelines. Max DTI for a condo located in XXXX per guidelines is 38%. Subject DTI is 49.51%.				Reviewer Comment (2025-01-17): Lender exception for NSFs, system cleared. Seller Comment (2025-01-05): (Rate Lock) XXXX County Condo Cap o 80% LTV Primary and Secondary Purchase o 75% LTV Investment Purchase o 70% LTV (All Refinance, RT or CO) There is no mention of DTI regarding condo cap for XXXX.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112201	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	There are NSF fees listed within the 12 month Bank Statements provided that exceed guidelines. Max DTI for a condo located in XXXX per guidelines is 38%. Subject DTI is 49.51%.				Reviewer Comment (2025-01-17): Lender exception for NSFs, system cleared. Seller Comment (2025-01-05): (Rate Lock) XXXX County Condo Cap o 80% LTV Primary and Secondary Purchase o 75% LTV Investment Purchase o 70% LTV (All Refinance, RT or CO) There is no mention of DTI regarding condo cap for XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112201	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	There are NSF fees listed within the 12 month Bank Statements provided that exceed guidelines. Max DTI for a condo located in XXXX per guidelines is 38%. Subject DTI is 49.51%.				Reviewer Comment (2025-01-17): Lender exception for NSFs, system cleared. Seller Comment (2025-01-05): (Rate Lock) XXXX County Condo Cap o 80% LTV Primary and Secondary Purchase o 75% LTV Investment Purchase o 70% LTV (All Refinance, RT or CO) There is no mention of DTI regarding condo cap for XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112201	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased froXXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-16): XXXX received PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2025-01-15): (Rate Lock) Check and PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112203	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $109.61 exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-12-03): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112203	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.09 is less than Guideline PITIA months reserves of 6.00.	EMD was not sourced, resulting in insufficient reserves.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceed guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-02): Lender exception with compensating factors. Seller Comment (2025-01-27): (Rate Lock) Updated exception showing 4 strong CFs so 1 exception provided. Please clear Reviewer Comment (2025-01-23): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-21): (Rate Lock) Exception provvided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112203	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to insufficient reserves.				Reviewer Comment (2025-02-02): Lender exception with compensating factors, system cleared. Seller Comment (2025-01-27): (Rate Lock) Updated exception showing 4 strong CFs so 1 exception provided. Please clear Reviewer Comment (2025-01-23): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-21): (Rate Lock) Exception provvided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112203	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	EMD was not sourced, resulting in insufficient reserves.				Reviewer Comment (2025-02-02): Lender exception with compensating factors, system cleared. Seller Comment (2025-01-27): (Rate Lock) Updated exception showing 4 strong CFs so 1 exception provided. Please clear Reviewer Comment (2025-01-23): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-21): (Rate Lock) Exception provvided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112203	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		EMD was not sourced, resulting in insufficient reserves.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceed guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-02): Lender exception with compensating factors. Seller Comment (2025-01-27): (Rate Lock) Updated exception showing 4 strong CFs so 1 exception provided. Please clear Reviewer Comment (2025-01-23): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-21): (Rate Lock) Exception provvided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112203	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	EMD was not sourced, resulting in insufficient reserves.				Reviewer Comment (2025-02-02): Lender exception with compensating factors, system cleared. Seller Comment (2025-01-27): (Rate Lock) Updated exception showing 4 strong CFs so 1 exception provided. Please clear Reviewer Comment (2025-01-23): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-21): (Rate Lock) Exception provvided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112202	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 659 is less than Guideline representative FICO score of 660.		Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112202	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation					Reviewer Comment (2025-01-08): XXXX received proof of receipt. Reviewer Comment (2024-12-19): Provided XXXX CD is slao unsigned and would be subject to mailbox rule indicating it was not received by the borrower 3 or more days prior to consummation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112202	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-08): XXXX received valid COC dated XXXX. Seller Comment (2025-01-07): (Rate Lock) CIC attached showing increase in points is due to a lock extension at cost Reviewer Comment (2024-12-19): XXXX VCC doesn't indicate a reason for the increase in LDP. Please provide cure of VCC.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112204	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX CMPA Home Loan Toolkit Status	XXXX Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.					Reviewer Comment (2024-12-04): Waived per client request. Seller Comment (2024-11-25): (Rate Lock) Accept the EV2 and wish to proceed with waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112204	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold. (Final/XXXX)	The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold in Final Closing Disclosure dated XXXX.	Reviewer Comment (2025-01-10): XXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-01-07): Provided RTC is insufficient.  RTC expiration is dated XXXX, however RTC will not arrive until XXXX.  Borrower will not have required three day waiting period.  Please reissue RTC and proof of delivery with acceptable time period allowing the borrower three day waiting period from receipt of RTC to complete cure.

Seller Comment (2025-01-06): (Rate Lock) Proof of re-opening recission provided

Reviewer Comment (2025-01-03): XXXX received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required.  Please provide proof rescission reopened to all consumers. Exception discovery period expires and must cure within 8 days.

Seller Comment (2025-01-02): (Rate Lock) CD and check provided

Reviewer Comment (2024-12-10): XXXX received rebuttal that the Escrow CD from XXXX provided is prior to the Final CD from XXXX and that escrow did not provide a settlement statement but the CD.  However, the consummation date is XXXX, notary date and the CD issued on or before is tested as the Final CD, which is the XXXX CD, see doc ID 0314.  Unable to use the XXXX "escrow" CD as proof that lender was aware of the title-lender title ins fee was only quoted at the XXXX amount which was used on that XXXX Final CD to borrower.  As noted, XXXX must be provided documentation that supports lender title-lender title ins fee amount disclosed on the XXXX, was the figure the escrow company provided to be used for the final CD and the documentation would need to be after XXXX, which disclosed the title-lender title ins at XXXX5, and then lowered to XXXX on the XXXX Final CD.  Closing instructions or Escrow Company CD that was provided quoting this lower XXXX to be disclosed on the final CD is required or cure is due to borrower for underdisclosure at closing.

Seller Comment (2024-12-09): (Rate Lock) Escrow did not provide an SS but the CD, per the CD provided with the effective dates missing.

Seller Comment (2024-12-09): (Rate Lock) Escrow CD from 1XXXX 12:00 PM provided which is prior to the Final CD from 1XXXX at 12:40PM. Per condition, this confirms the fee was actually increased to XXXX PER TITLE (the lender does not determine this fee) and the lender did in fact prior the best information at the time the Final CD was sent.

Reviewer Comment (2024-12-09): XXXX received rebuttal that XXXX CD reflects title ins of XXXX as reflected on Settlement Statement and that fee then increased on title settlement statement on XXXX and the file CD.  IF the title-lender title insurance fee DID increase, as per the XXXX-24 PCCD to XXXX, then the exception is valid as the title fees increased over tolerance and the TOP was underdisclosed to borrower on the XXXX Final CD, which disclosed the fee at XXXX.  The rebuttal is confirming that the fee did increase from XXXX on the final XXXX CD to XXXX on the XXXX PCCD and states there is a settlement statement, that was not provided, showing that increase to XXXX.  IF the FINAL Title-lender title was only XXXX, as per the final CD which would make the XXXX-24 PCCD incorrectly disclosing the fee as XXXX, then a Corrected CD and LOE to borrower should be provided at the XXXX which matches to the only Settlement Statement provided to XXXX.  HOWEVER, it the fee actually was increased to XXXX as per the XXXX-24 Corrected CD reflects, but lender disclosed the best information provided at the time the Final CD was prepared, then XXXX must be provided with documentation that supports the lender’s best available information that was used to prepare the Final CD fee amount, such as an Estimate Settlement Statement from the settlement agent dated prior to and close to the Final CD preparation date that reflects lender was given information that the fee was only going to be XXXX.  Providing a copy of an issued CD is not proof of the figures provided to the lender by the title company/Settlement agent of the fee to be disclosed on the final CD.

Seller Comment (2024-12-06): (Rate Lock) Invalid. The Final ALTA reflects XXXX per screenshots. This is valid and no cure is needed.

Reviewer Comment (2024-12-05): Final ALTA Settlement Statement indicates Title - Title Insurance was charged to borrower at XXXX, which matches the closing CD on XXXX.  The 1XXXX PCCD shows an increase in the same fee that was not charged to borrower making the 1XXXX PCCD inaccurate.  While a refund is not required as the borrower was not charge the higher amount, the cure does require PCCD showing accurate Title insurance charge, LOE, re-opening of RTC and proof of delivery to correct the inaccurate 1XXXX CD that was sent to the borrower.

Seller Comment (2024-12-04): (Rate Lock) escrow CD provided

Reviewer Comment (2024-12-04): XXXX received rebuttal that the XXXX Escrow CD (post close dated) was the best information possible. However, this is post closed fee information.  XXXX is looking for the documentation that supported the fee disclosed on the Final CD lender title insurance amount of XXXX.  As noted, there must be documentation in file to support that disclosures at consummation were: 1. made based on best information reasonably available; 2. that creditor acted in good faith and exercised diligence in obtaining the information; and 3. the inaccuracies in disclosures are attributable to events occurring after the disclosures are made (not information the lender was aware of or should have been aware of at the time of disclosure) For the subject transaction, we are missing supporting documentation from lender that reflects best information available for closing disclosure fees.  An example would be an estimated settlement statement from the settlement agent dated close to the consummation date listing the fees disclosed on the Final CD.  Unable to locate documentation that supports the creditor's best available information for the final CD fees.  please provide to support.

Seller Comment (2024-12-03): (Rate Lock) Escrow CD provided from 1XXXX when best information possible was provided to balance with at the given time.

Reviewer Comment (2024-12-03): XXXX received rebuttal that borrower shopped for fees & that lender had to best possible information at time of Final CD issued.  The TOP disclosed to the consumer at consummation is accurate will be based on whether the creditor disclosed based on the best information reasonably available at the time of disclosure.  Note that the “reasonably available” standard requires that the creditor, acting in good faith, exercise due diligence in obtaining information. If there is sufficient documentation in the loan file to support that disclosures were made based on best information reasonably available and creditor acted in good faith and exercised diligence in obtaining the information and the inaccuracies in disclosures are attributable to events occurring after the disclosures are made (not information the lender was aware of or should have been aware of at the time of disclosure), a violation would not be cited for inaccurate disclosures (APR, Finance Charge, Amount Financed, TOP).  As noted, there must be documentation in file to support that disclosures at consummation were: 1. made based on best information reasonably available; 2. that creditor acted in good faith and exercised diligence in obtaining the information; and 3. the inaccuracies in disclosures are attributable to events occurring after the disclosures are made (not information the lender was aware of or should have been aware of at the time of disclosure) For the subject transaction, we are missing supporting documentation from lender that reflects best information available for closing disclosure fees.  An example would be an estimated settlement statement from the settlement agent dated close to the consummation date listing the fees disclosed on the Final CD.  Unable to locate documentation that supports the creditor's best available information for the final CD fees.  please provide to support.

Seller Comment (2024-12-02): (Rate Lock) Borrower shopped for fees; as the LOE previously provided states we had the best possible information at the time. The change to TOP of $v was due to the increase in lender's title insurance; this is within the 10% of the previous amount of XXXX and no cure is needed.

Reviewer Comment (2024-11-29): XXXX received XXXX CD and rebuttal on interim CD.  However, this does not address the underdisclosure of the TOP violation.  Corrected CD issued XXXX-24 increased Section D fee total s on page 2 over the final CD over tolerance.  Cure with Corrected CD, LOE to borrower, copy of cure refund for full underdisclosure of $54, proof of mailing and proof of reopening of rescission to all consumers on this rescindable transaction.

Seller Comment (2024-11-27): (Rate Lock) LOE and escrow CD provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	1XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112206	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide correct approval as 1008 is marked as investor but comments state Borrower is purchasing a primary residence.				Reviewer Comment (2024-12-13): Updated 1008 provided and updated Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112206	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability to Repay – Bank Statement Guidelines Require 12 or more Months	Ability to Repay (Dodd-Frank 2014): Guidelines require 12 or more consecutive months bank statements. (XXXX,XXXX XXXX XXXX/Bank Statements)					Reviewer Comment (2024-12-20): File documentation updated.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112206	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. The Loan Discount Points increased froXXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-20): XXXX received a valid COC.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	N/A	N/A	Yes
XXXX	XXXX	XXXX	4350112206	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. The Credit report increased froXXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-11): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	N/A	N/A	Yes
XXXX	XXXX	XXXX	4350112206	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	Borrower: XXXX Brian XXXX					Reviewer Comment (2024-12-13): Updated 1008 provided and occupancy type updated to Investment Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112205	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is not provided				Reviewer Comment (2024-12-04): Client elects to Waive. Seller Comment (2024-11-25): (Rate Lock) Accept the EV2 and wish to proceed as is	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1XXXX/2024	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112205	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date				Reviewer Comment (2024-12-31): Exception cleared - Received letter from insurance company there is no 0 claims.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX/2024	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112205	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX0.00. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-11-12): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	1XXXX/2024	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112209	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Project Approval missing in file.				Reviewer Comment (2024-12-10): Project eligible under Non-Warrantable Guidelines. Reviewer Comment (2024-12-06): Exception remains project approval is required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112209	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX payments to qualify as more than 630 of the 680 deposits in the last 12 months are via XXXX. Per LOE XXXX is the preferential payment option as other services.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-24): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112209	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2024-12-10): Information on 1008.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112209	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide updated rate lock as the income type reflects 12/24 mo P&L. The income worksheet and approvals in file reflect a 12 month bank statement loan.				Reviewer Comment (2024-12-29): Rate lock doc type is correct per client. Seller Comment (2024-12-16): (Rate Lock) This is correct as is.? We have to lock it in that way with XXXX to get the proper adjustments.? With them, the loan program is consumer premium and the doc type for the flex income is CPA P&L.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112208	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.	Reviewer Comment (2025-01-14): Reg C approach used for rate set date. Exception cleared. Seller Comment (2025-01-10): (Rate Lock) LOE confirming the file is not HPML provided Reviewer Comment (2025-01-07): HPML required escrows to be set up. Depending on HPML rate exception will determine if this exception will be cleared or remains a grade 3. Seller Comment (2024-12-18): (Rate Lock) LOE and lock confirmation provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	If escrow was established before consummation for one impound item but not the other (e.g. taxes but not insurance), cure available by escrowing item that was not previously included. Proof of new escrow setup required.
																																					If no escrow account was established at or before consummation, no cure available.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112208	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.90199% or Final Disclosure APR of 7.94800% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2025-01-14): Reg C approach used for rate set date. Exception cleared.

Seller Comment (2025-01-10): (Rate Lock) LOE confirming the file is not HPML provided

Reviewer Comment (2025-01-07): Reg Z (TILA) states to use the last date the rate is set before consummation only if the creditor “resets it [interest rate] at a different level” after initial rate lock.  Your initial Rate lock of 7.75% and the subsequent rate lock of 7.75% are the same, indicating there was not a rate reset at a different level. Since the situation is the re-lock or rate lock extension where the rate hasn't changed, we are to use the original rate lock date as the Rate Set Date which is XXXX. As a result, we are using a XXXX1/24 Index Date. Per Reg C, if we receive a rebuttal referencing you exercised discretion in setting the rate for the final time before final action is taken and that the same rule applies when a rate-lock agreement is extended and the rate is reset at the same rate, regardless of whether market rates have increased, decreased, or remained the same since the initial rate was set., we can consider moving the “rate set date” at that time.

Seller Comment (2024-12-18): (Rate Lock) LOE and lock confirmation provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112208	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	XXXX Higher-Priced Loan: APR on subject loan of 7.90199% or Final Disclosure APR of 7.94800% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Compliant Higher Priced Loan.	Reviewer Comment (2025-01-14): Reg C approach used for rate set date. Exception cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	The cure available on aXXXXHPML loan is dependent upon which prohibited practice is violated. For any loan with an HPML prepayment penalty violation, the loan CANNOT be cured. For any loan without an HPML prepayment penalty violation, the loan can be cured as follows:

Within 90 days of closing: (1) notify borrower; (2) at borrower's option: offer to make the loan compliant with HPML provisions or change terms in a manner beneficial to the borrower so the loan is no longer HPML; and (3) take appropriate action based on borrower's choice.

																																					(Limited Use Bona Fide Errors - Compliance and Client Approval Required) Within 120 days of discovery or receipt of complaint, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-higher-priced loan or (b) keep loan as higher-priced and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure XXXX not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112208	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2025-01-07): XXXX received corrected PCCD and LOE. Seller Comment (2025-01-06): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112208	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-19): XXXX received rate lock confirmation to validate the reason for change on COC dated XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112208	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. The Loan Discount Points increased froXXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-19): XXXX received rate lock confirmation to validate the reason for change on COC dated XXXX. Seller Comment (2024-12-18): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112211	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for not being able to verify ifXXXX taxes were paid in full per 1040 in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income >XXXX. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112211	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide final title reflecting no lien on title from IRS debt.				Reviewer Comment (2025-01-09): Final title provided reflecting no lien, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112211	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide extension of the Note dated XXXX for the XXXX property as the maturity date on the Note provided is XXXX XXXX.				Reviewer Comment (2025-01-09): Extension provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112210	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The Disaster Inspection Report within the loan file was reflected as being completed on XXXX, this is the same day as the appraisal inspection.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2025-01-21): Property inspected post disaster but pre-FEMA declaration of disaster end date. Seller Comment (2025-01-08): (Rate Lock) provided with inspection date of XXXX5 after initial declaration date. Please downgrade to EV2 and waive	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112210	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan approved exception for hazard insurance escrow waiver with a credit score less than the required 720.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	DTI is at least 10% < the guideline maximum. FICO is above guideline minimum by 20 points or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112210	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 709 is less than Guideline representative FICO score of 720.	Minimum credit score for an escrow waiver is 720.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	DTI is at least 10% < the guideline maximum. FICO is above guideline minimum by 20 points or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112210	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Disaster Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Initial Loan Estimate issued on XXXX does not reflect a Disaster Inspection Fee. The Loan Estimate issued on XXXX added the Disaster Inspection Fee of XXXX. The loan file does not contain a Changed Circumstance regarding this fee.				Reviewer Comment (2025-01-09): XXXX received a valid COC. Seller Comment (2025-01-08): (Rate Lock) LE provided reflecting disaster feed added. lender became aware of this XXXX4 and CIC was completed XXXX4, no cure is needed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112210	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Minimum credit score for an escrow waiver is 720.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	DTI is at least 10% < the guideline maximum. FICO is above guideline minimum by 20 points or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112210	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements in file used for income qualification reflect NSFs that exceed guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	DTI is at least 10% < the guideline maximum. FICO is above guideline minimum by 20 points or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-05): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112210	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-02-03): Documents received, system cleared Seller Comment (2025-01-27): (Rate Lock) corrected 1008 Reviewer Comment (2025-01-21): 1008 does not address all alerts on report: third party watchlist for flood insurance. Seller Comment (2025-01-08): (Rate Lock) doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112213	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for minimum tradelines not met. The Borrower has 1 revolving tradeline with 44 month history but a late payment on XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-11-12): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112213	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third Party evidence of Borrowers percentage owned and start date of self-employment dated within 120 days from Note date is missing from the loan file.	Reviewer Comment (2025-01-07): Documents received, system cleared.

Seller Comment (2025-01-03): (Rate Lock) Proof provided borrower is sole member, as no one listed under organizer.

Reviewer Comment (2024-12-18): Exception Remains - Received cash flow analysis for access of fund.
Provide CPA letter (within 120 calendar days prior to the note date) or Operating Agreement showing the ownership percentage of the borrower.

Seller Comment (2024-12-16): (Rate Lock) Proof borrower is 100% owner and only member

Reviewer Comment (2024-12-16): Documentation provided does not reflect the Borrower's ownership percentage. Provided start of business provided.

Seller Comment (2024-12-05): (Rate Lock) Proof of 120 days and start date provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112213	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Third Party evidence of Borrowers percentage owned and start date of self-employment dated within 120 days from Note date is missing from the loan file.	Reviewer Comment (2025-01-07): Documents received, system cleared.

Seller Comment (2025-01-03): (Rate Lock) Proof provided borrower is sole member, as no one listed under organizer.

Reviewer Comment (2024-12-18): Exception Remains - Received cash flow analysis for access of fund.
Provide CPA letter (within 120 calendar days prior to the note date) or Operating Agreement showing the ownership percentage of the borrower.

Seller Comment (2024-12-16): (Rate Lock) Proof borrower is 100% owner and only member

Seller Comment (2024-12-16): (Rate Lock) CFA provided

Reviewer Comment (2024-12-16): Documentation provided does not reflect the Borrower's ownership percentage. Provided start of business provided.

Seller Comment (2024-12-05): (Rate Lock) Proof of 120 days and start date provided
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	1XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112213	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Third Party evidence of Borrowers percentage owned and start date of self-employment dated within 120 days from Note date is missing from the loan file.	Reviewer Comment (2025-01-07): Documents received, system cleared.

Seller Comment (2025-01-03): (Rate Lock) Proof provided borrower is sole member, as no one listed under organizer.

Reviewer Comment (2024-12-18): Exception Remains - Received cash flow analysis for access of fund.
Provide CPA letter (within 120 calendar days prior to the note date) or Operating Agreement showing the ownership percentage of the borrower.

Seller Comment (2024-12-16): (Rate Lock) Proof borrower is 100% owner and only member

Seller Comment (2024-12-16): (Rate Lock) CFA provided

Reviewer Comment (2024-12-16): Documentation provided does not reflect the Borrower's ownership percentage. Provided start of business provided.

Seller Comment (2024-12-05): (Rate Lock) Proof of 120 days and start date provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112213	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Evidence the Borrower is allowed to use Business funds without impact on Business is missing from the loan file.				Reviewer Comment (2024-12-18): Exception cleared - Cash flow Analysis received and associated in clarity. Seller Comment (2024-12-16): (Rate Lock) Proof borrower is 100% owner and only member Seller Comment (2024-12-16): (Rate Lock) CFA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112213	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Evidence the Borrower is allowed to use Business funds without impact on Business is missing from the loan file.				Reviewer Comment (2025-01-07): Documents received, system cleared. Seller Comment (2025-01-03): (Rate Lock) Proof provided borrower is sole member, as no one listed under organizer. Reviewer Comment (2024-12-18): Exception Remains - Received cash flow analysis for access of fund. Provide CPA letter (within 120 calendar days prior to the note date) or Operating Agreement showing the ownership percentage of the borrower. Seller Comment (2024-12-16): (Rate Lock) Proof borrower is 100% owner and only member Seller Comment (2024-12-16): (Rate Lock) CFA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112213	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence the Borrower is allowed to use Business funds without impact on Business is missing from the loan file.				Reviewer Comment (2024-12-18): Exception cleared - Cash flow Analysis received and associated in clarity. Seller Comment (2024-12-16): (Rate Lock) Proof borrower is 100% owner and only member Seller Comment (2024-12-16): (Rate Lock) CFA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112150	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-12-18): Final Title Policy document received, and Information updated. Exception Cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112150	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2024-11-27): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112150	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary Title does not contain the coverage amount.				Reviewer Comment (2024-12-18): Final Title Policy document received, and Information updated. Exception Cleared. Seller Comment (2024-12-16): document provided please review	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112214	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for non-arms-length transaction. Borrower is purchasing a property that they have been renting (not as their primary residence).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-30): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112214	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for layered entities for employment.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-30): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112214	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		24 months of cancelled checks to prove timely payments on the subject are required.				Reviewer Comment (2025-01-25): 24 month payment history provided. Seller Comment (2025-01-16): (Rate Lock) 24 month showing payments provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112215	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The Condo HOA Master Insurance Policy is missing from the loan file.				Reviewer Comment (2025-01-13): Exception cleared - Received HO6 master policy from condominium Red Hawk Townhomes. Seller Comment (2025-01-08): (Rate Lock) The policy confirms the HOA is insured at 150% extended replacement cost. The coverage is for the entire association so we wouldn't require our property address to be on the policy. Reviewer Comment (2024-12-18): Exception Remains - Provided HOA Master Insurance policy does not reflects subject property address.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112215	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Non warrantable condo, property is ineligible due to significant underfunded maintenance.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/05/2024	XXXX	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112485	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX Bank, N.A // Account Type: Checking / Account NumberXXXX	XXXX Bank, N.A // Account Type: Checking / Account NumberXXXX: Account Months Verified is less than 2 months as required by guidelines.				Reviewer Comment (2024-12-17): Additional months bank statements provided. Seller Comment (2024-12-09): (Rate Lock) Please see attached account statements and online activity covering XXXX - XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112485	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit report in file reflects an outstanding charge off of XXXX that the loan file does not document was paid at or prior to closing.				Reviewer Comment (2024-12-17): LOX provided by USBank verifying debt paid in full. Seller Comment (2024-12-09): (Rate Lock) Please see attached letter from XXXX confirming the charge-off account has been paid	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112483	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	/To clear exception the PDI report must be complete on or after disaster end date of XXXX. Since there is a PDI report dated XXXX and is dated after the disaster date of XXXX but before disaster end date of XXXX I can only waive and downgrade to EV2.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	/Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-10): Client elects to Waive. Seller Comment (2024-12-03): (Rate Lock) Please waive and downgrade to EV 2 Seller Comment (2024-11-27): (Rate Lock) Appraiser added a statement to the addendum (pdf pg 11) on XXXX, confirming the property "was not affected by recent natural disasters".	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112483	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided		Guidelines require a cash-out purpose letter.				Reviewer Comment (2024-12-10): Information provided. Seller Comment (2024-11-27): (Rate Lock) Cash-out purpose is included in the loan application attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112498	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is a cash out refinance with less than 6 months seasoning which requires to used the lower of the original purchase price or appraised value. The appraised value was used for the LTV calculation.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x48 mortgage pay history. FICO 698 when minimum is 680.	XXXX	Reviewer Comment (2025-01-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112436	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-21): Delivery provided, system cleared. Reviewer Comment (2025-01-14): Delivery provided is dated XXXX, however the report is dated XXXX. Please provide evidence of XXXX report.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112437	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-12): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	1XXXX/2024	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112212	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX,000.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	757 FICO 75% LTV	XXXX	Reviewer Comment (2025-01-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/22/2025	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112212	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	757 FICO 75% LTV	XXXX	Reviewer Comment (2025-01-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/22/2025	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112212	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	757 FICO 75% LTV	XXXX	Reviewer Comment (2025-01-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/22/2025	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112151	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-12-13): Exception cleared. Received document and updated correctly. Seller Comment (2024-12-12): Fraud Guard Report prior to note date has been provided. Reviewer Comment (2024-12-11): Exception remains fraud report is required to be prior to the note date. Seller Comment (2024-12-10): Fraud Guard Report has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112151	XXXX	XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-12-13): Exception cleared. Received document and updated correctly. Seller Comment (2024-12-12): E-sign Consent has been provided. Please review document attached. Reviewer Comment (2024-12-11): E-Sign Consent Agreement is required exception remains. Seller Comment (2024-12-10): E-sign was processed electronically. Please review Loan Summary Report attached.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations are incomplete: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? reflects neither Yes nor No. Unable to determine qualification without this information.	Borrower: XXXX XXXX	Co-borrower did not complete declaration fields in final 1003.				Reviewer Comment (2025-01-24): Updated Note without co borrower provided. Seller Comment (2025-01-22): (Rate Lock) Note re-executed with only borrower's signature	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations are incomplete: D. 2. Have you or will you be applying for any new credit (e.g., installment loan, credit card, etc.) on or before closing this loan that is not disclosed on this application? reflects neither Yes nor No. Unable to determine qualification without this information.	Borrower: XXXX XXXX	Co-borrower did not complete declaration fields in final 1003.				Reviewer Comment (2025-01-24): Updated Note without co borrower provided. Seller Comment (2025-01-22): (Rate Lock) Note re-executed with only borrower's signature	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations are incomplete: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects neither Yes nor No. Unable to determine qualification without this information.	Borrower: XXXX XXXX	Co-borrower did not complete declaration fields in final 1003.				Reviewer Comment (2025-01-24): Updated Note without co borrower provided. Seller Comment (2025-01-22): (Rate Lock) Note re-executed with only borrower's signature	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-20): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster:	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit Report is missing for 2nd borrower.				Reviewer Comment (2025-01-24): Updated Note without co borrower provided. Seller Comment (2025-01-22): (Rate Lock) Note re-executed with only borrower's signature	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Loan Application is missing for 2nd borrower.				Reviewer Comment (2025-01-24): Updated Note without co borrower provided. Seller Comment (2025-01-22): (Rate Lock) Note re-executed with only borrower's signature	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	Credit Report Error: Credit report is missing FICO scores.	Credit Report: Original // Borrower: XXXX XXXX	Credit report is missing.				Reviewer Comment (2025-01-24): Updated Note without co borrower provided. Seller Comment (2025-01-22): (Rate Lock) Note re-executed with only borrower's signature	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: XXXX XXXX	1003 loan application is missing for XXXX, unable to update the information due to missing 1003.				Reviewer Comment (2025-01-24): Updated Note without co borrower provided. Seller Comment (2025-01-22): (Rate Lock) Note re-executed with only borrower's signature	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing 1003, Credit Report for 2nd borrower.				Reviewer Comment (2025-01-24): Updated Note without co borrower provided. Seller Comment (2025-01-22): (Rate Lock) Note re-executed with only borrower's signature	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		1003 loan application is missing for XXXX.				Reviewer Comment (2025-01-24): Updated Note without co borrower provided. Seller Comment (2025-01-22): (Rate Lock) Note re-executed with only borrower's signature Reviewer Comment (2025-01-08): Confirmed, re-executed Note. Seller Comment (2024-12-18): (Rate Lock) Please confirm a re-executed note without the NBS will suffice to clear this condition.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability to Repay – Bank Statement Guidelines Require Less than 12 Months	Ability to Repay (Dodd-Frank 2014): Guidelines require less than 12 consecutive months bank statements. (XXXX,XXXX LLC/Bank Statements)					Reviewer Comment (2024-12-18): Lender acknowledges and elects to waive. Seller Comment (2024-12-11): (Rate Lock) Accept the EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower's 2nd business was opened less than 1 year ago and the income was used to qualify. Guidelines require a business to be in existence for two years. The CPA letter in file verifying the Borrower's ownership percentage in the businesses used for income is not dated.				Reviewer Comment (2025-01-24): Not ATR RIsk Seller Comment (2025-01-16): (Rate Lock) Dated CPA letters provided, other has approved exception. Please clear	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower's 2nd business was opened less than 1 year ago and the income was used to qualify. Guidelines require a business to be in existence for two years.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO 36 points higher than required.	XXXX	Reviewer Comment (2025-01-24): CF Update. Reviewer Comment (2024-11-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower's 2nd business was opened less than 1 year ago and the income was used to qualify. Guidelines require a business to be in existence for two years. The CPA letter in file verifying the Borrower's ownership percentage in the businesses used for income is not dated.				Reviewer Comment (2025-01-22): Dated CPA letter received and updated. Exception cleared Seller Comment (2025-01-16): (Rate Lock) Dated CPA letters provided, other has approved exception. Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower's 2nd business was opened less than 1 year ago and the income was used to qualify. Guidelines require a business to be in existence for two years. The CPA letter in file verifying the Borrower's ownership percentage in the businesses used for income is not dated.				Reviewer Comment (2025-01-22): Dated CPA letter received and updated. Exception cleared Seller Comment (2025-01-16): (Rate Lock) Dated CPA letters provided, other has approved exception. Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower's 2nd business was opened less than 1 year ago and the income was used to qualify. Guidelines require a business to be in existence for two years. The CPA letter in file verifying the Borrower's ownership percentage in the businesses used for income is not dated.				Reviewer Comment (2025-01-22): Dated CPA letter received and updated. Exception cleared Seller Comment (2025-01-16): (Rate Lock) Dated CPA letters provided, other has approved exception. Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Guidelines require 12 months, 10 months provided.				Reviewer Comment (2025-01-24): Pre-consummation lender exception. Non QM.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112223	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (XXXX,XXXX LLC/Bank Statements)	Guidelines require 12 months, 10 months provided.				Reviewer Comment (2025-01-24): Lender Exception provided. Seller Comment (2025-01-24): (Rate Lock) Lender accepts the EV2 and wishes to waive. Reviewer Comment (2025-01-24): Pre consummation lender exception for only 10 months of business bank statements for AC XXXX while guidelines require 12, as the business was opened in XXXX.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of XXXX exceeds tolerance of XXXX without a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-18): Sufficient cure provided at closing. Reviewer Comment (2024-12-15): XXXX received LOE and snip to show cure of XXXX provided at closing for under-disclosing HOA Questionnaire fee but the fee was first disclosed on CD dated XXXX with the name HOA Questionnaire. The fee was not disclosed on previous CD and LEs with the same name. A valid COC for adding the fee or cure will be required.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-12-16): Title Final received and policy amount updated. Exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX,XXXXStatement	File is missing verification of PITIA for XXXX.				Reviewer Comment (2024-12-12): Documentation provided. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing verification of PITIA for XXXX.				Reviewer Comment (2024-12-12): Documentation provided. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		File is missing evidence of secured loan used as a qualifying asset.				Reviewer Comment (2024-12-12): Documentation provided. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing evidence of secured loan used as a qualifying asset.				Reviewer Comment (2024-12-12): Documentation provided. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing evidence of secured loan used as a qualifying asset and, verification of PITIA for XXXX.				Reviewer Comment (2024-12-12): Documentation provided. Exception cleared by system.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-01-05): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-01-01): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. However, we also required Certified copy of the Final Settlement Statement to verify the recording fee applied to the same in PCCD dated XXXX and to complete remediation.

Reviewer Comment (2024-12-19): XXXX received Post CD by reducing recording fee as $XXXX. Therefore, we would require additional cure of $XXXX  as per the calculation (XXXX Also, we would require below documents in order to cure the exception:
1. True and certified Final SS in order to verify the fee as per Post CD.
2. Detailed LOX for the Post CD received.
3. Cure document for $XXXX consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2024-12-18): (Rate Lock) PCCD ATTACHED for review

Reviewer Comment (2024-12-15): XXXX received LOE that title fees are borrower chosen and are not under 10% tolerance which is correct but recording fee will always falls under 10% tolerance and cure is required because the recording fee was increased froXXXX to $XXXX without providing any valid COC. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-12-10): XXXX received LOX stating borrower shopped for title fees. However, the fee increased from LE dated XXXX XXXX to $XXXX on CD dated XXXX. Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing evidence of secured loan used as a qualifying asset and, verification of PITIA for XXXX.				Reviewer Comment (2024-12-12): Documentation provided. System Cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112224	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	XXXX due to missing evidence of secured loan used as a qualifying asset and, verification of PITIA for XXXX.				Reviewer Comment (2024-12-12): Documentation provided. System Cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112222	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	A combination of personal and business bank statements was used to qualify, which is prohibited by guidelines. (Bottom of page 14 of XXXX guidelines)	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-24): Lender Exception with Compensating Factors provided.

Seller Comment (2025-01-15): (Rate Lock) Updated exception provided

Reviewer Comment (2025-01-14): Please provide additional compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-01-06): (Rate Lock) Docs provided

Reviewer Comment (2024-12-12): Updated Income Calculation worksheet reviewed require updated 1003 & 1008 to consider qualifying income as per UW sheet - Exception remains

Seller Comment (2024-12-06): (Rate Lock) Docs provided

Reviewer Comment (2024-12-05): Updated documents not received. Exception remains.

Seller Comment (2024-12-04): (Rate Lock) Updated documents attached to clear condition
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112488	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: TROPICAL STORXXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-03): Client elects to Waive.

Seller Comment (2024-11-22): (Rate Lock) Please downgrade and waive the exception to EV2

Reviewer Comment (2024-11-22): We can down-grade and waive the exception to an EV2 since the inspection was completed after the declaration date, but prior to the end date (no stated end date for this one). Please advise how you would like to proceed.

Seller Comment (2024-11-08): (Rate Lock) Appraisal completed XXXX after disaster declaration date of XXXX. The appraiser commented on page 39 of the PDF (Revisions section) that the property was not impacted and has no effect on marketability or value - see attached highlighted in green for ease of reference.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112217	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The subject property is a Non-warrantable Condo due to the Insurance policy for Association having portions of actual cash value, buildings in common areas and full replacement costs is for common areas only.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Same line of work 5 years. Lender Exception with Compensating Factors. 737 FICO	XXXX	Reviewer Comment (2024-11-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112217	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Lender approved exception for a Non-warrantable condo LTV/CLTV up to 90% when the maximum is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Same line of work 5 years. Lender Exception with Compensating Factors. 737 FICO	XXXX	Reviewer Comment (2024-11-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112217	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Lender approved exception for a Non-warrantable condo LTV/CLTV up to 90% when the maximum is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Same line of work 5 years. Lender Exception with Compensating Factors. 737 FICO	XXXX	Reviewer Comment (2024-11-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112217	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided	The Source and evidence of wire or receipt is missing from the loan file.	Reviewer Comment (2025-01-24): Gift wire and letter provided. Cleared.

Seller Comment (2025-01-16): (Rate Lock) Proof $XXXX gift recevied by escrow

Reviewer Comment (2025-01-14): Exception does not include not providing receipt of gift funds.

Seller Comment (2025-01-13): (Rate Lock) Approved exception was already provided to fulfill "Provided asset cover 4.82 months reserve and the reserve requirement is for 6 months. Require additional asset to meet 6 months reserves requirement. Exception remains" Please clear this.

Reviewer Comment (2025-01-10): The total assets listed as a deposit on the CD was $XXXX however there was also a gift of $XXXX listed that has not been documented.

Seller Comment (2025-01-02): (Rate Lock) Exception provided

Reviewer Comment (2024-12-24): Provided asset cover 4.82 months reserve and the reserve requirement is for 6 months. Require additional asset to meet 6 months reserves requirement. Exception remains

Seller Comment (2024-12-20): (Rate Lock) No gift of $XXXX was used. The total gift reflected on CD was $XXXX, as sourced by a wire of $XXXX and 2 checks equaling $XXXX per the upload.

Reviewer Comment (2024-12-13): Wire confirmation received for gift funds $XXXX. Require Source of funds/deposit for gift funds $XXXX. Exception remains

Seller Comment (2024-12-12): (Rate Lock) Proof gift was received by escrow
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112217	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.33 is less than Guideline PITIA months reserves of 6.00.	The Gift Funds did not contain evidence of receipt.	Reviewer Comment (2025-01-24): Gift wire and letter provided. Cleared.

Reviewer Comment (2025-01-24): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 4.82 is less than Guideline PITIA months reserves of 6.00.

Seller Comment (2025-01-16): (Rate Lock) Proof $XXXX gift recevied by escrow

Reviewer Comment (2025-01-14): Exception does not include not providing receipt of gift funds.

Seller Comment (2025-01-13): (Rate Lock) Approved exception was already provided to fulfill "Provided asset cover 4.82 months reserve and the reserve requirement is for 6 months. Require additional asset to meet 6 months reserves requirement. Exception remains" Please clear this.

Reviewer Comment (2025-01-10): The total assets listed as a deposit on the CD was $XXXX however there was also a gift of $XXXX listed that has not been documented.

Seller Comment (2025-01-02): (Rate Lock) Exception provided

Reviewer Comment (2024-12-24): Provided asset cover 4.82 months reserve and the reserve requirement is for 6 months. Require additional asset to meet 6 months reserves requirement. Exception remains

Seller Comment (2024-12-20): (Rate Lock) No gift of $XXXX was used. The total gift reflected on CD was $XXXX, as sourced by a wire of $XXXX and 2 checks equaling $XXXX per the upload.

Reviewer Comment (2024-12-17): Exception Remains - The gift of $XXXX has been sent to escrow directly. Required wire confirmation of $XXXX sent to escrow. Also required additional assets to meet the reserve requirement.

Reviewer Comment (2024-12-13): Wire confirmation received for gift funds $XXXX. Require Source of funds/deposit for gift funds $XXXX. Exception remains

Seller Comment (2024-12-12): (Rate Lock) Proof gift was received by escrow
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112217	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The Gift Funds did not contain evidence of receipt.	Reviewer Comment (2025-01-24): Gift wire and letter provided. Cleared.

Seller Comment (2025-01-16): (Rate Lock) Proof XXXX gift recevied by escrow

Reviewer Comment (2025-01-14): Exception does not include not providing receipt of gift funds.

Seller Comment (2025-01-13): (Rate Lock) Approved exception was already provided to fulfill "Provided asset cover 4.82 months reserve and the reserve requirement is for 6 months. Require additional asset to meet 6 months reserves requirement. Exception remains" Please clear this.

Reviewer Comment (2025-01-10): The Final CD reflects a gift of XXXX that has not been documented.

Seller Comment (2025-01-02): (Rate Lock) Exception provided

Reviewer Comment (2024-12-24): Provided asset cover 4.82 months reserve and the reserve requirement is for 6 months. Require additional asset to meet 6 months reserves requirement. Exception remains

Seller Comment (2024-12-20): (Rate Lock) No gift of XXXX was used. The total gift reflected on CD was XXXX, as sourced by a wire of XXXX and 2 checks equaling XXXX per the upload.

Reviewer Comment (2024-12-13): Wire confirmation received for gift funds XXXX. Require Source of funds/deposit for gift funds XXXX. Exception remains

Seller Comment (2024-12-12): (Rate Lock) Proof gift was received by escrow
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112217	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Gift Funds did not contain evidence of receipt.	Reviewer Comment (2025-01-24): Gift wire and letter provided. Cleared.

Seller Comment (2025-01-16): (Rate Lock) Proof XXXX gift recevied by escrow

Reviewer Comment (2025-01-14): Exception does not include not providing receipt of gift funds.

Seller Comment (2025-01-13): (Rate Lock) Approved exception was already provided to fulfill "Provided asset cover 4.82 months reserve and the reserve requirement is for 6 months. Require additional asset to meet 6 months reserves requirement. Exception remains" Please clear this.

Reviewer Comment (2025-01-10): The total assets listed as a deposit on the CD was XXXX however there was also a gift of XXXX listed that has not been documented.

Seller Comment (2025-01-02): (Rate Lock) Exception provided

Seller Comment (2024-12-20): (Rate Lock) No gift of XXXX was used. The total gift reflected on CD was XXXX, as sourced by a wire of XXXX and 2 checks equaling XXXX per the upload.

Reviewer Comment (2024-12-17): Exception Remains - The gift of XXXX has been sent to escrow directly. Required wire confirmation of XXXX sent to escrow. Also required additional assets to meet the reserve requirement.

Seller Comment (2024-12-12): (Rate Lock) Proof gift was received by escrow
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112217	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Gift Funds did not contain evidence of receipt.	Reviewer Comment (2025-01-24): Gift wire and letter provided. Cleared.

Seller Comment (2025-01-16): (Rate Lock) Proof XXXX gift recevied by escrow

Reviewer Comment (2025-01-14): Exception does not include not providing receipt of gift funds.

Seller Comment (2025-01-13): (Rate Lock) Approved exception was already provided to fulfill "Provided asset cover 4.82 months reserve and the reserve requirement is for 6 months. Require additional asset to meet 6 months reserves requirement. Exception remains" Please clear this.

Reviewer Comment (2025-01-10): The total assets listed as a deposit on the CD was XXXX however there was also a gift of XXXX listed that has not been documented.

Seller Comment (2025-01-02): (Rate Lock) Exception provided

Seller Comment (2024-12-20): (Rate Lock) No gift of XXXX was used. The total gift reflected on CD was XXXX, as sourced by a wire of XXXX and 2 checks equaling XXXX per the upload.

Reviewer Comment (2024-12-17): Exception Remains - The gift of XXXX has been sent to escrow directly. Required wire confirmation of XXXX sent to escrow. Also required additional assets to meet the reserve requirement.

Seller Comment (2024-12-12): (Rate Lock) Proof gift was received by escrow
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112217	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Gift Funds did not contain evidence of receipt.	Reviewer Comment (2025-01-24): Gift wire and letter provided. Cleared.

Seller Comment (2025-01-16): (Rate Lock) Proof XXXX gift recevied by escrow

Reviewer Comment (2025-01-14): Exception does not include not providing receipt of gift funds.

Seller Comment (2025-01-13): (Rate Lock) Approved exception was already provided to fulfill "Provided asset cover 4.82 months reserve and the reserve requirement is for 6 months. Require additional asset to meet 6 months reserves requirement. Exception remains" Please clear this.

Reviewer Comment (2025-01-10): The total assets listed as a deposit on the CD was XXXX however there was also a gift of XXXX listed that has not been documented.

Seller Comment (2025-01-02): (Rate Lock) Exception provided

Seller Comment (2024-12-20): (Rate Lock) No gift of XXXX was used. The total gift reflected on CD was XXXX, as sourced by a wire of XXXX and 2 checks equaling XXXX per the upload.

Reviewer Comment (2024-12-17): Exception Remains - The gift of XXXX has been sent to escrow directly. Required wire confirmation of XXXX sent to escrow. Also required additional assets to meet the reserve requirement.

Seller Comment (2024-12-12): (Rate Lock) Proof gift was received by escrow
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112486	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is provided in file	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-27): Inspected after Declaration date, but prior to end date.

Seller Comment (2024-11-22): (Rate Lock) Please downgrade and waive the exception to EV2

Reviewer Comment (2024-11-22): We can down-grade and waive the exception to an EV2 since the inspection was completed after the declaration date, but prior to the end date, or you can provide another inspection after the end date for an EV1 grade. Please let me know which option you decide upon.

Seller Comment (2024-11-08): (Rate Lock) Please see attached PDI showing the property is free and clear of disaster-related damage
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112486	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Appraisal initially came back with an illegal layout and zoning; however the deal team was able to provide a zoning letter to the appraiser and is now legal non-conforming. The zoning letter also states that the structure XXXX be reconstructed to 100% of its nonconformities if the building official determines the building was destroyed by fire, termites, explosionXXXXsualty or other act of god.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Seasoned investor with > 10 projects completed.	XXXX	Reviewer Comment (2024-11-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112185	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: 11/0XXXX; Lien Position: 1	Secondary valuation is not provided.				Reviewer Comment (2024-12-19): Exception cleared. Received CDA and updated correctly. Seller Comment (2024-12-17): (Rate Lock) CDA uploaded Reviewer Comment (2024-12-12): Exception Remains - CDA not provided in file. Seller Comment (2024-12-11): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	1XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	B	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112185	XXXX	XXXX	XXXX	XXXX	Credit	Title	Lien	Title	Missing evidence of lien position on Other Financing.	Lien Position: 2	Missing subordination agreement.	Reviewer Comment (2025-01-14): Provided. Cleared.

Reviewer Comment (2024-12-31): Subordination agreement does not reflect a loan amount of XXXX per the approval in file.

Seller Comment (2024-12-17): (Rate Lock) the Sub Agreement references the UCD Filing, which references the loan agreement. Together these docs provide all terms and conditions. Please accept these documents and waive any further requirements.

Reviewer Comment (2024-11-27): Subordinate Financing amount XXXX and interest rate information are not given on received Subordinate Agreement document. Exception Remains.

Seller Comment (2024-11-26): (Rate Lock) Corrected sub agreement provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	B	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-12-02): Appraisal Acknowledgement provided for a copy of the appraisal at least three (3) business days prior to closing. Exception cleared Seller Comment (2024-11-26): (Rate Lock) Lender accepts the EV2 and wishes to proceed as is	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	1XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	B	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112185	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX/XXXX)	Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2024-12-02): Appraisal Acknowledgement provided for a copy of the appraisal at least three (3) business days prior to closing. Exception cleared Seller Comment (2024-11-26): (Rate Lock) Lender accepts the EV2 and wishes to proceed as is	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	1XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	B	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112185	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 659 is less than Guideline representative FICO score of 660.	Borrower's FICO of 659 is less than the guideline minimum of 660.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-11-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	B	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112225	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file has an additional business using 12 months personal bank statements for income that exceeds guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Borrower has been on job 5+ years. Lender Exception with Compensating Factors. 0X12X12 housing history Credit utilization 10% per credit report	XXXX	Reviewer Comment (2024-12-18): Lender Exception with Compensating Factors. Seller Comment (2024-12-11): (Rate Lock) Added to exception Reviewer Comment (2024-12-09): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112225	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	The subject property is a purchase with an 85% LTV/CLTV for a rural property with XXXX. The guidelines have a maximum of 80% LTV/CLTV with XXXX on a purchase transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Borrower has been on job 5+ years. Lender Exception with Compensating Factors. 0X12X12 housing history Credit utilization 10% per credit report	XXXX	Reviewer Comment (2024-12-18): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) Compensating factors updated on exception, please review Reviewer Comment (2024-12-13): LTV/CLTV is 85% which is exceeding the limit please provide updated document, Exception remains. Seller Comment (2024-12-11): (Rate Lock) Added to exception Reviewer Comment (2024-12-09): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112225	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	The subject property is a purchase with an 85% LTV/CLTV for a rural property with XXXX. The guidelines have a maximum of 80% LTV/CLTV with XXXX on a purchase transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Borrower has been on job 5+ years. Lender Exception with Compensating Factors. 0X12X12 housing history Credit utilization 10% per credit report	XXXX	Reviewer Comment (2024-12-18): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) Compensating factors updated on exception, please review Reviewer Comment (2024-12-13): LTV/CLTV is 85% which is exceeding the limit please provide updated document, Exception remains. Seller Comment (2024-12-11): (Rate Lock) Added to exception Reviewer Comment (2024-12-09): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112225	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the borrower's ownership % in the business used for income qualification XXXX LLC as required by guidelines.				Reviewer Comment (2024-12-18): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-12-17): (Rate Lock) Please see exhibit A - last page to evidence ownership Reviewer Comment (2024-12-12): Required CPA Letter showing borrower's Ownership % in the business. Exception Remains.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112225	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the borrower's ownership % in the business used for income qualification XXXX LLC as required by guidelines.				Reviewer Comment (2024-12-18): Operating agreement provided and last page states ownership percentage. Seller Comment (2024-12-17): (Rate Lock) Please see exhibit A - last page to evidence ownership	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112225	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. The Loan Discount Points increased froXXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-23): XXXX Received Valid COC dated XXXX. Reviewer Comment (2024-12-12): XXXX received Changed Circumstance dated XXXX, but the reason mentioned is not a valid reason for the loan discount point fee to be increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112225	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the borrower's ownership % in the business used for income qualification XXXX LLC as required by guidelines.				Reviewer Comment (2024-12-18): Lender Exception with Compensating Factors, system cleared. Seller Comment (2024-12-17): (Rate Lock) Please see exhibit A - last page to evidence ownership Reviewer Comment (2024-12-12): Required CPA Letter showing borrower's Ownership % in the business. Exception Remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112225	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document the borrower's ownership % in the business used for income qualification XXXX LLC as required by guidelines.				Reviewer Comment (2024-12-18): Operating agreement states ownership percentage on last page. Seller Comment (2024-12-17): (Rate Lock) Please see exhibit A - last page to evidence ownership Reviewer Comment (2024-12-12): Required CPA Letter showing borrower Ownership % in the business. Exception Remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112227	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The borrower's mortgage payment history reflects 2x30x12 which exceeds guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower's Experience/Track Record. The borrower has: 13 Years of Experience. Currently holds 3 Properties Borrower has owned Primary for 10years. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-24): Lender Exception with Compensating Factors provided.

Seller Comment (2025-01-21): (Rate Lock) Comp Factors updated on exception please review

Reviewer Comment (2025-01-08): Borrower had to get credit exception to use cash out as reserves since the score requirement was not met. Reserves are not a valid CF. There are 3 Lender Exceptions, compelling CF are required to justify multiple exceptions.

Seller Comment (2024-12-24): (Rate Lock) Please see updated exception: 62 LTV
Cash out as reserves
Has owned primary home 10+ years

Seller Comment (2024-12-18): (Rate Lock) Comp factors updated please review

Reviewer Comment (2024-12-18): CF not accurate. FICO is exceptionXXXXnt use as CF. Clear Credit history including mortgages, yet exception for 30 day lates present. Please correct Lender Exception and CF.

Seller Comment (2024-12-13): (Rate Lock) Exception updated please review for consideration

Reviewer Comment (2024-12-02): Please provide valid compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112227	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 726 is less than Guideline representative FICO score of 740.	Guidelines require a credit score of 740 for a cash out refinance with LTV of 65% and DSCR <1.	Reviewer Comment (2025-01-24): Lender exception for DSCR < 1.0

Seller Comment (2025-01-21): (Rate Lock) Comp Factors updated on exception please review

Reviewer Comment (2025-01-08): Borrower had to get credit exception to use cash out as reserves since the score requirement was not met. Reserves are not a valid CF. There are 3 Lender Exceptions, compelling CF are required to justify multiple exceptions.

Seller Comment (2024-12-24): (Rate Lock) Please see updated exception: 62 LTV
Cash out as reserves
Has owned primary home 10+ years

Reviewer Comment (2024-12-23): Compensating factors not received. Exception remains.

Seller Comment (2024-12-18): (Rate Lock) Comp factors updated please review

Reviewer Comment (2024-12-18): CF not accurate. FICO is exceptionXXXXnt use as CF. Clear Credit history including mortgages, yet exception for 30 day lates present. Please correct

Reviewer Comment (2024-12-16): Exception approval not provided . Provide document which shows exception approved . Exception remains

Seller Comment (2024-12-13): (Rate Lock) Exception updated please review for consideration
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112227	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Loan does not meet DSCR requirement of 1.0.	Borrower's Experience/Track Record Miscellaneous The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Borrower's Experience/Track Record. The borrower has: 13 Years of Experience. Currently holds 3 Properties Borrower has owned Primary for 10years. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112232	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.58 is less than Guideline PITIA months reserves of 12.00.	Lender approved exception to proceed with less than 12 months reserves for escrow waiver loan.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. Borrower's have a history of managing rental properties. 0X30X24 credit payment history	XXXX	Reviewer Comment (2024-12-29): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) Exception updated please review Reviewer Comment (2024-12-16): Updated exception with comp factors not provided in upload. Seller Comment (2024-12-13): (Rate Lock) Comps updated on exception Reviewer Comment (2024-11-29): Additional Comp Factors required. Three exceptions and 1 valid CF.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112232	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for rent free.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. Borrower's have a history of managing rental properties. 0X30X24 credit payment history	XXXX	Reviewer Comment (2024-12-29): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) Exception updated please review Reviewer Comment (2024-12-16): Updated exception with comp factors not provided in upload. Seller Comment (2024-12-04): (Rate Lock) 764 FICO, No lates, 12 months reserves, 65% LTV Reviewer Comment (2024-11-29): Additional Comp Factors required. Three exceptions and 1 valid CF.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112232	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide corrected 1003. Page 1 reflects the borrower owning property, however there is no REO listed in Section 3.				Reviewer Comment (2024-12-29): Corrected page one provided showing no primary housing expense box has been checked. Seller Comment (2024-12-17): (Rate Lock) Please review - page 1 was corrected Reviewer Comment (2024-12-16): 1003 provided, documentation regarding properties provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112232	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Co borrower not meeting required tradeline requirement.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. Borrower's have a history of managing rental properties. 0X30X24 credit payment history	XXXX	Reviewer Comment (2024-12-29): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) Exception updated please review Reviewer Comment (2024-12-16): Updated exception with comp factors not provided in upload. Seller Comment (2024-12-04): (Rate Lock) This was part of the exception for this loan	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112232	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence the borrowers have a history of managing rental properties. Credit reflects 0 mortgages and 1003 reflects 0 properties. More documentation XXXX be required pending evidence, or lack of, landlord history.				Reviewer Comment (2024-12-16): Documentation provided for experience, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112229	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.					Reviewer Comment (2025-01-17): Waived per client request Seller Comment (2025-01-06): (Rate Lock) Lender accepts the EV2 and wishes to proceed with waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112229	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX without a valid COC. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-01-16): XXXX received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-01-15): (Rate Lock) LOE and PCCD provided

Reviewer Comment (2025-01-10): XXXX Yes, Kindly provide Cure docs for $XXXX. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing.

Seller Comment (2025-01-09): (Rate Lock) Please confirm correct cure amount is $XXXX due to 2nd sequence increase

Reviewer Comment (2025-01-07): XXXX received COC dated XXXX for increase in loan amount which was already in file. However, the fee was increased again on CD dated XXXX (Sequence#2) from $XXXX for which no COC was provided also loan amount was not increased on final CD.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-01-06): (Rate Lock) CIC provided showing increase in loan amount caused increase in TT
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112229	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan file missing third party evidence of the start date of the borrower's company.				Reviewer Comment (2025-01-07): Exception Cleared - Received business entity which confirms start date of borrower's company The XXXX Group. Seller Comment (2025-01-06): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112229	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file missing third party evidence of the start date of the borrower's company.				Reviewer Comment (2025-01-07): Exception Cleared - Received business entity which confirms start date of borrower's company The XXXX Group. Seller Comment (2025-01-06): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112229	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan file missing third party evidence of the start date of the borrower's company.				Reviewer Comment (2025-01-07): Exception Cleared - Received business entity which confirms start date of borrower's company The XXXX Group. Seller Comment (2025-01-06): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112229	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file missing third party evidence of the start date of the borrower's company.				Reviewer Comment (2025-01-07): Exception Cleared - Received business entity which confirms start date of borrower's company The XXXX Group. Seller Comment (2025-01-06): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112229	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan file missing third party evidence of the start date of the borrower's company.				Reviewer Comment (2025-01-07): Exception Cleared - Received business entity which confirms start date of borrower's company The XXXX Group. Seller Comment (2025-01-06): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112230	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide the correct prepayment penalty addendum as there are two executed in file reflecting different terms.				Reviewer Comment (2024-12-29): 3 year prepayment addendum provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112231	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use the appraised value instead of the purchase price.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	0 x 30 x 24 The DSCR of 1.45 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (2024-12-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112231	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 73.72263% exceeds Guideline loan to value percentage of 70.00000%.	LTV exceeds the max of 70% due to the loan amount being under XXXX.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	0 x 30 x 24 The DSCR of 1.45 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (2024-12-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112231	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 73.72263% exceeds Guideline combined loan to value percentage of 70.00000%.	LTV exceeds the max of 70% due to the loan amount being under XXXX.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	0 x 30 x 24 The DSCR of 1.45 is greater than the minimum required DSCR of 1.0.	XXXX	Reviewer Comment (2024-12-21): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112228	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-11-27): Exception cleared. Received Final Title Policy and updated correctly.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	1XXXX/2024	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112228	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-11-27): Exception cleared. Received Final Title Policy and updated correctly.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	1XXXX/2024	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112228	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee was last disclosed as XXXX on Loan Estimate but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Insufficient or no cure was provided to the borrower	Reviewer Comment (2025-01-07): XXXX received corrected PCCD and LOE reconciled with the final SS.

Reviewer Comment (2024-12-24): XXXX received closing statement showing recording fee as XXXX, however we also require corrected PCCD and LOE with correct recording fee amount charged at closing.

Reviewer Comment (2024-12-16): XXXX received LOE stating the title fees are borrower shopped and should not consider under 10% tolerance which is correct but, recording fee is always fall under 10% tolerance and increase in recording fee over 10% is a cure. The initial recording fee on LE dated XXXX was XXXX and charged to XXXX on LE dated XXXX and on final CD it is charged as XXXX without providing any valid COC. Hence, the baseline for 10% fees is XXXX after 10% tolerance $XXXX - XXXX = $XXXX (Required Cure). A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-12-05): XXXX Baseline for recording fee is XXXX and not XXXX. Recording fee increased on LE dated XXXX to XXXX without valid COC. COC states rate locked is not a valid reason to baseline recording fee to XXXX.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-11-27): XXXX received COC dated XXXX however the reason mentioned is not valid. Kindly provide a valid reason as to why the recording fee increased on LE dated 1XXXX for XXXX and also it increased on CD dated XXXX for XXXX or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2024-11-25): Recording fee increased on XXXX and reason for increase is not covered under VCC in loan file.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	1XXXX/2024	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112228	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception to allow less than a 2 year history as an LLC.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-11-22): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1XXXX/2024	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112226	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00 for a foreign national.	Miscellaneous Miscellaneous Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Owned primary 5+ years. 0x30x24 Reserves 3 months over requirement. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-11): Lender Exception with Compensating Factors provided.

Seller Comment (2025-02-10): (Rate Lock) Additional assets added to 1003 - documents were already in loan file - please review for comp factor

Reviewer Comment (2025-01-24): No new comp factor located.  Exception remains.

Seller Comment (2025-01-15): (Rate Lock) Updated comps added to exception, please review

Reviewer Comment (2025-01-13): Comp factors insufficient to clear exception.  Exception remains.

Seller Comment (2024-12-24): (Rate Lock) Exception updated please review

Reviewer Comment (2024-12-22): Please provide valid compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112226	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Foreign assets were used for the transaction - EMD was paid back in XXXX from a XXXX account.	Miscellaneous Miscellaneous Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Owned primary 5+ years. 0x30x24 Reserves 3 months over requirement. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-11): Lender Exception with Compensating Factors provided.

Seller Comment (2025-02-10): (Rate Lock) Additional assets added to 1003 - documents were already in loan file - please review for comp factor

Reviewer Comment (2025-02-03): CF Update.

Reviewer Comment (2025-01-31): CF Update.

Reviewer Comment (2025-01-24): No new comp factor located.  Exception remains.

Seller Comment (2025-01-15): (Rate Lock) Updated comps added to exception, please review

Reviewer Comment (2025-01-13): Comp factors insufficient to clear exception.  Exception remains.

Seller Comment (2024-12-24): (Rate Lock) Exception updated please review

Reviewer Comment (2024-12-22): Please provide valid compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.06119% or Final Disclosure APR of 11.17300% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2024-12-11): Appraisal Notice provided and updated Exception cleared Seller Comment (2024-12-10): (Rate Lock) log provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Fee Amount of XXXX exceeds tolerance of XXXX.				Reviewer Comment (2024-12-11): XXXX received a valid COC . Seller Comment (2024-12-10): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use private party VOR in conjunction with bank statements to evidence 12 months housing history.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	5+ years on job. Clean payment history on credit report. Clean payment history for rent payments on current residence.	XXXX	Reviewer Comment (2024-12-30): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) exception provided Reviewer Comment (2024-11-15): Please provide additional valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to allow Borrower to use newly established business assets for 5% of own funds and 6 months reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	5+ years on job. Clean payment history on credit report. Clean payment history for rent payments on current residence.	XXXX	Reviewer Comment (2024-12-30): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) exception provided Reviewer Comment (2024-11-15): Please provide additional valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-10): (Rate Lock) log provided Seller Comment (2024-12-06): (Rate Lock) Accept the EV2 and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-11): Appraisal Notice provided and updated Exception cleared Seller Comment (2024-12-10): (Rate Lock) log provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The borrower does not meet the reserve requirement of 12 months for an escrow waiver and borrower does not meet the credit score requirement for an escrow waiver.				Reviewer Comment (2024-12-30): Documents received, system cleared. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	11/XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The borrower does not meet the reserve requirement of 12 months for an escrow waiver and borrower does not meet the credit score requirement for an escrow waiver.				Reviewer Comment (2024-12-30): Documents received, system cleared. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The borrower does not meet the reserve requirement of 12 months for an escrow waiver and borrower does not meet the credit score requirement for an escrow waiver.				Reviewer Comment (2024-12-30): Documents received, system cleared. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The borrower does not meet the reserve requirement of 12 months for an escrow waiver.				Reviewer Comment (2024-12-30): Documents received, system cleared. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.63 is less than Guideline PITIA months reserves of 12.00.	The borrower does not meet the reserve requirement of 12 months for an escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	5+ years on job. Clean payment history on credit report. Clean payment history for rent payments on current residence.	XXXX	Reviewer Comment (2024-12-30): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 717 is less than Guideline representative FICO score of 720.	The borrower does not meet the credit score requirement for an escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	5+ years on job. Clean payment history on credit report. Clean payment history for rent payments on current residence.	XXXX	Reviewer Comment (2024-12-30): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The borrower does not meet the credit score requirement for an escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	5+ years on job. Clean payment history on credit report. Clean payment history for rent payments on current residence.	XXXX	Reviewer Comment (2024-12-30): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112207	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal Acknowledgement required 3 days prior to closing Valuation Report date is 1 day prior to closing				Reviewer Comment (2024-12-16): Lender acknowledges and elects to waive. Seller Comment (2024-12-12): (Rate Lock) Accept the EV2 and want to waive	XXXX	XXXX	XXXX	2		B		B		B		B		B	11/XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112220	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a private party VOR without support of cancelled checks or bank statements from the Borrower. The Borrower pays rent in cash and is unable to document the rental payment history.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Time on job for Borrower 5+ years. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-12-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112220	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Closing Disclosure initially issued on XXXX reflects the Loan Discount Point fee of XXXX and the revised Closing Disclosure reissued later that same date XXXX, reflects the Loan Discount Point fee of XXXX. The loan file does not contain a valid Changed Circumstance or cure for the increase in the fee.				Reviewer Comment (2024-12-22): XXXX Received Valid COC dated XXXXXXXXg with supporting comment on the exception. Seller Comment (2024-12-19): (Rate Lock) Both CDs have points at XXXX due to the lock extension requested per the CIC	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112219	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.					Reviewer Comment (2025-01-26): Waived per client request. Seller Comment (2025-01-16): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112219	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	The desk review reflects a different value than the appraisal and the loan file does not document delivery to the Borrower three business days prior to closing.				Reviewer Comment (2025-01-26): Waived per client request. Seller Comment (2025-01-16): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112219	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Rental income from 1007 was used for qualification on a new construction loan that is currently vacant.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has been on same job 5+years. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-05): Lender Exception with Compensating Factors. Seller Comment (2025-01-29): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-01-15): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112219	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note does not reflect an attached prepayment penalty addendum however, a signed prepayment addendum is in file. Provide corrected Note reflecting prepayment.				Reviewer Comment (2025-01-28): Exception cleared - Note prepayment addendum available in file. No additional corrected note is required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112219	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Business Narrative in file is not for the business used for income qualification.				Reviewer Comment (2025-01-30): Internet Search pages received for business name and same document has been associated. Exception Cleared. Reviewer Comment (2025-01-28): Exception Remains - On the received Business Narrative company name is not matching with the company which we have considered for income calculation. Provide the Business Narrative for the business name XXXX XXXX, LLC Reviewer Comment (2025-01-22): Exception remains business narrative is required.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112221	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: XXXX XXXX					Reviewer Comment (2025-01-13): Received corrected declaration page, Exception cleared. Seller Comment (2025-01-08): (Rate Lock) The 1003 Dec Section F was a typo. In the broker uploaded documents in our e folder was a corrected version stating "No" to this question. The page showing "yes" was an error and has been corrected.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112221	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.46 is less than Guideline PITIA months reserves of 6.00.	Loan file reflects 3.46 in reserves when 6 months are required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on same job for 5+ years. Residual income is at least XXXX. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112221	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, evidence of when the Borrower received the appraisal is missing from the loan file.				Reviewer Comment (2025-01-15): Waived per client request. Seller Comment (2025-01-02): (Rate Lock) Accept the EV2 and wish to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112221	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan file reflects 3.46 in reserves when 6 months are required per guidelines.				Reviewer Comment (2024-12-18): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112221	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan file reflects 3.46 in reserves when 6 months are required per guidelines.				Reviewer Comment (2024-12-18): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112221	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		100% of business funds were used for the subject loan when Borrower only owns 40% of the business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on same job for 5+ years. Residual income is at least XXXX. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112218	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2025-01-15): Waived per client request Seller Comment (2025-01-05): (Rate Lock) This is an EV2 and we wish to proceed with waiving this condition Reviewer Comment (2024-12-30): Exception remains. Missing proof of delivery of appraisal report to borrower on or before closing.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112218	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow for use of personal bank statements instead of business bank statements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112218	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to allow use of a power of attorney. Guidelines state that one borrower must physically sign loan documentation, but only borrower will be out of country, so wants non-borrowing spouse to sign.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112490	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for subject property is XXXX sq ft and guidelines require XXXX sq ft.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Miscellaneous Borrower's Experience/Track Record	Lender Exception with Compensating Factors. 765 FICO Borrower's Experience/Track Record. The borrower has: "15" Years of Experience. Currently holds "5" Properties and has Completed "5" Properties.	XXXX	Reviewer Comment (2024-11-29): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112491	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Missing final closing statement/HUD.				Reviewer Comment (2025-01-23): Document provided. Cleared. Seller Comment (2025-01-15): (Rate Lock) Please see attached final settlement statement Reviewer Comment (2025-01-14): The document provided states it is Estimated. Please provide Final. Seller Comment (2025-01-07): (Rate Lock) Please see attached final settlement statement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112489	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: ACH Verification not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Experienced guarantor, 30 years of experience and 35 REO in their loan application. Strong DSCR: 2.51.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors. Seller Comment (2024-12-06): (Rate Lock) The loan buyer approved an exception request for the ACH form - please see the attached Seller Comment (2024-12-04): (Rate Lock) The borrower refused to sign the ACH form at closing so the loan is being processed without ACH setup	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/08/2024	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112499	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Attorney LOX in file to satisfy self-employment documentation requirements. When guidelines require 3rd party tax professional, business license, LLC or Partnership agreements or incorporation records.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2024-12-12): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/05/2024	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112499	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003	Reviewer Comment (2024-12-27): Waived per client request.

Seller Comment (2024-12-24): Elect to Waive as grade 2 and close out

Seller Comment (2024-12-19): This is an business purpose loan on an investment property, title is vested with an LLC. Signatures are not required on initial 1003, Final 1003 was signed by both, LO and borrower.

Reviewer Comment (2024-12-18): Please provide copy signed by the LO or the borrower. One signature needed.

Seller Comment (2024-12-13): i-1003

Seller Comment (2024-12-13): Providing XXXX Disclosure Tracking details report confirming the initial 1003 was emailed to borrower, including copy of this initial 1003.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/05/2024	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112499	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Right to Receive Copy of Appraisal Disclosure missing in file.				Reviewer Comment (2024-12-18): Received Seller Comment (2024-12-13): Unified Business Purpose Disclosure Seller Comment (2024-12-13): Providing XXXX Disclosure Tracking Details report confirming the Unified Business Purpose Disclosure, that includes ECOA -Right to receive copy of appraisal within 3 days of application. Including a copy of this disclosure.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	12/05/2024	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112236	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-13): Waived per client request. Seller Comment (2024-12-26): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112237	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX St, XXXX, Address: XXXX St, XXXX Insurance Verification Insurance Verification	The evidence of the Hazard Insurance for the REO Properties located at XXXX and XXXX are missing from the loan file.				Reviewer Comment (2025-01-07): XXXX St, XXXX, and XXXX St, XXXX land only properties hazard insurance document not required. Exception cleared. Seller Comment (2025-01-05): (Rate Lock) These are plots of land, no HOI.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/02/2024	XXXX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112237	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	A Secondary Valuation is missing from the loan file for Securitization.				Reviewer Comment (2025-01-07): CDA provided. Exception cleared. Seller Comment (2025-01-05): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	12/02/2024	XXXX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112237	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for tradeline requirements not being met. The Borrower has 1 revolving tradeline with the date last active on XXXX in a 60 month period.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	Borrower has been SE with same job for 30+ years. FICO exceeds guidelines by at least 40 points. 0X30X24 housing history Limit use of credit Multiple free and clear properties.	XXXX	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-09): (Rate Lock) updatec CFs provided Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-08): (Rate Lock) exception provided Reviewer Comment (2024-12-13): Please provide compelling Compensating Factors for the Lender Exceptions.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	12/02/2024	XXXX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112237	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.19928% exceeds Guideline total debt ratio of 43.00000%.	Lender approved exception for DTI over 43% on a Borrower who is living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	Borrower has been SE with same job for 30+ years. FICO exceeds guidelines by at least 40 points. 0X30X24 housing history Limit use of credit Multiple free and clear properties.	XXXX	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-09): (Rate Lock) updatec CFs provided Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-10): (Rate Lock) updated CFS provided Reviewer Comment (2024-12-13): Please provide compelling Compensating Factors for the Lender Exceptions.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	12/02/2024	XXXX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112237	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Lender approved exception for DTI over 43% on a Borrower who is living rent free. The Comparable Rent Schedule on the Subject Property is missing from the loan file. Residual Income requirements not met.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	Borrower has been SE with same job for 30+ years. FICO exceeds guidelines by at least 40 points. 0X30X24 housing history Limit use of credit Multiple free and clear properties.	XXXX	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-09): (Rate Lock) updatec CFs provided Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-08): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	12/02/2024	XXXX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112237	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		Rental income was used for the subject property. The Comparable Rent Schedule was not located within the loan file.				Reviewer Comment (2025-01-07): Initial package had Comparable rent schedule document. Exception cleared. Seller Comment (2025-01-05): (Rate Lock) Comparable rent on page 2 of appraisal	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/02/2024	XXXX	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Drive, XXXX Tax Verification	File is missing tax verification certificate for XXXX Drive.				Reviewer Comment (2024-12-13): Tax certificate received and updated .Exception cleared Seller Comment (2024-12-12): (Rate Lock) Proof REO taxes provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) XXXX Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation)	XXXX Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation					Reviewer Comment (2024-12-19): Form provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		File is missing tax verification certificate for XXXX Drive.				Reviewer Comment (2024-12-13): Tax certificate received and updated .Exception cleared Seller Comment (2024-12-12): (Rate Lock) Proof REO taxes provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing tax verification certificate for XXXX Drive.				Reviewer Comment (2024-12-13): Tax certificate received and updated .Exception cleared Seller Comment (2024-12-12): (Rate Lock) Proof REO taxes provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing tax verification certificate for XXXX Drive.				Reviewer Comment (2024-12-13): Tax certificate received and updated .Exception cleared Seller Comment (2024-12-12): (Rate Lock) Proof REO taxes provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing tax verification certificate for XXXX Drive.				Reviewer Comment (2024-12-13): Tax certificate received and updated .Exception cleared Seller Comment (2024-12-12): (Rate Lock) Proof REO taxes provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) XXXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing)	XXXX Constitution Section 50(a)(6): XXXX Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	No evidence that borrower(s) received copies of all documents at least 1 business day prior to closing.				Reviewer Comment (2024-12-19): Form provided. Seller Comment (2024-12-12): (Rate Lock) Executed doc by borrower confirms they received docs 1 day prior to consummation.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Either Deliver the required documents to the borrower or refund or credit the borrower XXXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)	Loan Estimate was not delivered to Borrower(s) within three (3) business days of loan application.				Reviewer Comment (2024-12-13): XXXX received rebuttal and tracking suffice. Seller Comment (2024-12-12): (Rate Lock) Loan was sent via mail to the borrower, this is acceptable	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing tax verification certificate for XXXX Drive.				Reviewer Comment (2024-12-13): Tax certificate received and updated .Exception cleared Seller Comment (2024-12-12): (Rate Lock) Proof REO taxes provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112235	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX XXXX					Reviewer Comment (2025-01-26): Documents received, system cleared. Reviewer Comment (2025-01-14): 1008 does not address alert for escrow officer. Seller Comment (2025-01-06): (Rate Lock) 1008 with XXXX notes Reviewer Comment (2024-12-19): No notes present on 1008.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112238	XXXX	XXXX	XXXX	XXXX	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX Drive, XXXX XXXX	Per the appraisal provide, the subject property is currently leased; however, a copy of the lease agreement was not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors. Seller Comment (2024-12-24): (Rate Lock) Please review the approved exception on this loan	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112238	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Original As-Is LTV exceeds the maximum allowed per guidelines.	Calculated Original As-Is LTV of 70.00000% exceeds the maximum allowed per guidelines. Guideline Original As-Is LTV 60.00000%.	Subject LTV 70% which is over the max of 60% as a 5% reduction required for loan amount <XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors. Seller Comment (2024-12-24): (Rate Lock) Please review the approved exception on this loan	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112238	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Original As-Is CLTV exceeds the maximum allowed per guidelines.	Calculated Original As-Is CLTV of 70.00000% exceeds the maximum allowed per guidelines. Guideline Original As-Is CLTV 60.00000%.	Subject LTV 70% which is over the max of 60% as a 5% reduction required for loan amount <XXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors. Seller Comment (2024-12-24): (Rate Lock) Please review the approved exception on this loan	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112238	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors. Seller Comment (2024-12-24): (Rate Lock) Please review the approved exception on this loan	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112234	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrected closing documents required, per client.				Reviewer Comment (2025-01-06): Updated closing package in correct LLC name provided. Seller Comment (2025-01-03): (Rate Lock) Documents uploaded please review Reviewer Comment (2024-12-18): Please please re upload as no trailing documents have been provided. Seller Comment (2024-12-12): (Rate Lock) Corrected documents sent XXXX - please review.	XXXX	XXXX	XXXX	1		A		A		A		A		A	11/2XXXX	XXXX	Investment	Refinance - Cash-out - Other		A	A	A	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112234	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The business documents provided are for a different LLC than what signed the Note and other closing documents.				Reviewer Comment (2025-01-06): Updated closing package in correct LLC name provided. Seller Comment (2025-01-03): (Rate Lock) Documents uploaded please review Reviewer Comment (2024-12-18): Please please re upload as no trailing documents have been provided. Seller Comment (2024-12-12): (Rate Lock) Corrected documents sent XXXX - please review.	XXXX	XXXX	XXXX	1		A		A		A		A		A	11/2XXXX	XXXX	Investment	Refinance - Cash-out - Other		A	A	A	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112240	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The contract is an assigned contract which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Residual income of at least XXXX. Reserves exceed guidelines by at least 4 months. DTI below max by at least 10%. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112239	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing in file for borrowing entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-17): Lender Exception with Compensating Factors Seller Comment (2025-01-06): (Rate Lock) Exception updated to include this, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	12/09/2024	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112239	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing for borrowing entity	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-17): Lender Exception with Compensating Factors Seller Comment (2025-01-06): (Rate Lock) Exception updated to include this, please review Reviewer Comment (2024-12-18): Provided documents are operating agreement and Articles of Organization. Require Corporate Resolution. Exception remains.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	12/09/2024	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112239	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for property recently listed for sale and the removed after the application date. The listing termination and the Letter of Explanation are within the loan file.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/09/2024	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112239	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject property being vacant per the XXXX rental listing on a Refinance.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/09/2024	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112239	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use 1007 market rent on a Refinance as the property is currently vacant.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/09/2024	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112241	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower $XXXX	The Approval describes portion of Cash to Close comes from the Non-Borrowing Title Holder who is also listed on Contract. The loan file does not contain evidence of a Lender Exception allowing account to be used for qualification.				Reviewer Comment (2024-12-23): Exception cleared - Additional assets received to satisfy the cash to close requirement.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112241	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The Approval describes portion of Cash to Close comes from the Non-Borrowing Title Holder who is also listed on Contract. The loan file does not contain evidence of a Lender Exception allowing account to be used for qualification. *** Update XXXX*** Source acceptable, however insufficient funds remains.				Reviewer Comment (2024-12-23): Exception cleared - Additional assets received to satisfy the cash to close requirement. Reviewer Comment (2024-12-18): *** Update XXXX*** Source acceptable, however insufficient funds remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112241	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	The Approval describes portion of Cash to Close comes from the Non-Borrowing Title Holder who is also listed on Contract. The loan file does not contain evidence of a Lender Exception allowing account to be used for qualification.				Reviewer Comment (2024-12-23): Exception cleared - Additional assets received to satisfy the cash to close requirement. Reviewer Comment (2024-12-18): *** Update XXXX*** Source acceptable, however insufficient funds remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112241	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are NSF Checks listed on the Bank Statement used for income qualification. A letter of explanation on these checks is missing from the loan file. The Lender Exception regarding the NSF checks was not located within the loan file.				Reviewer Comment (2024-12-18): LOE provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112439	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		File is missing HUD/Closing Disclosure/Closing Statement.				Reviewer Comment (2024-12-17): Final CD provided, exception cleared. Seller Comment (2024-12-12): (Rate Lock) UW: Final CD attached which supports sufficient cash out proceeds to cover reserves.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112439	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 3.00.	Cash-out was not used for reserves as file is missing HUD/CD/Closing Statement to verify amount. Bank statements were also not provided.				Reviewer Comment (2024-12-17): Final CD provided, exception cleared. Seller Comment (2024-12-12): (Rate Lock) UW: Final CD attached which supports sufficient cash out proceeds to cover reserves.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112439	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of is greater than Guideline total cash-out of XXXX.	Cash-out was not used for reserves as file is missing HUD/CD/Closing Statement to verify amount.				Reviewer Comment (2024-12-17): Final CD provided, exception cleared. Seller Comment (2024-12-12): (Rate Lock) UW: Final CD attached which supports sufficient cash out proceeds to cover reserves.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112440	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-12): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112438	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.				Reviewer Comment (2024-12-17): Lender acknowledges and elects to waive. Seller Comment (2024-12-16): (Rate Lock) Please waive this condition. Seller Comment (2024-12-11): (Rate Lock) The original appraisal report dated XXXX2 Seller Comment (2024-12-11): (Rate Lock) The appraisal report was completed on XXXX.? Reviewer Comment (2024-12-10): Delivery provided for prior report, XXXX3. Delivery for XXXX5 report required.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112438	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2024-12-17): Disclosure provided, system cleared. Reviewer Comment (2024-12-10): Disclosure provided dated XXXX and XXXX9, however a disclosure must be provided on or prior to XXXX5.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112242	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Approval reflects a 24 month Bank Statement program. 12 months were located within the loan file and a 12 month average was used for qualified income. The loan is missing a business narrative as required by guidelines.				Reviewer Comment (2024-12-23): Updated 1008 provided exception cleared. Seller Comment (2024-12-20): (Rate Lock) This is a 12-month bank statement program	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/09/2024	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112242	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Approval reflects a 24 month Bank Statement program. 12 months were located within the loan file and a 12 month average was used for qualified income. The loan is missing a business narrative as required by guidelines.				Reviewer Comment (2024-12-23): Updated 1008 provided exception clear. Seller Comment (2024-12-20): (Rate Lock) This is a 12-month bank statement program	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	12/09/2024	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112242	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Approval reflects a 24 month Bank Statement program. 12 months were located within the loan file and a 12 month average was used for qualified income. The loan is missing a business narrative as required by guidelines.				Reviewer Comment (2024-12-23): Updated 1008 provided exception clear. Seller Comment (2024-12-20): (Rate Lock) This is a 12-month bank statement program	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/09/2024	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112242	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Approval reflects a 24 month Bank Statement program. 12 months were located within the loan file and a 12 month average was used for qualified income. The loan is missing a business narrative as required by guidelines.				Reviewer Comment (2024-12-23): Updated 1008 provided exception clear. Seller Comment (2024-12-20): (Rate Lock) This is a 12-month bank statement program	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/09/2024	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112233	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Business accounts XXXX, XXXX and XXXX.				Reviewer Comment (2025-01-14): Provided business entity listing for XXXX reflects XXXX Inc as entity owner and XXXX is owner of entity XXXX Inc. for the account- XXXX. Exception cleared. Seller Comment (2025-01-09): (Rate Lock) Access letter not need as borrower is sole owner of XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112233	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Business accounts XXXX, XXXX and XXXX.				Reviewer Comment (2025-01-14): Provided business entity listing for XXXX reflects XXXX Inc as entity owner and XXXX is owner of entity XXXX Inc. Exception cleared. Seller Comment (2025-01-09): (Rate Lock) Access letter not need as borrower is sole owner of XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112233	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Business accounts XXXX, XXXX and XXXX.				Reviewer Comment (2025-01-14): Provided business entity listing for XXXX reflects XXXX Inc as entity owner and XXXX is owner of entity XXXX Inc. Exception cleared. Seller Comment (2025-01-09): (Rate Lock) Access letter not need as borrower is sole owner of XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112233	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2025-01-14): Certificate of Good Standing is provided for XXXX LLC. Exception cleared. Seller Comment (2025-01-09): (Rate Lock) Cert provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112233	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for gift funds exceeding the 10% max allowed.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history Experienced investor.	XXXX	Reviewer Comment (2025-01-25): Lender Exception with Compensating Factors. Seller Comment (2025-01-16): (Rate Lock) Please clear, or waive as EV2 Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112441	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Available for Closing is insufficient to cover Cash From Borrower.	Reviewer Comment (2024-12-19): Documentation provided.

Reviewer Comment (2024-12-19): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  XXXX is less than Cash From Borrower XXXX.

Reviewer Comment (2024-12-11): Funds required from the borrower for the transaction Totals: XXXX. Borrower documented funds: XXXX. Short : XXXX. In order to use POC receipt, the statement of the account that paid the item, showing the charge, needs to be provided.

Seller Comment (2024-12-05): (Rate Lock) According to our CD, funds required to close are XXXX.

CD & final funds receipt for your reference.

Reviewer Comment (2024-12-03): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  XXXX is less than Cash From Borrower XXXX.

Reviewer Comment (2024-12-03): Funds required to close are XXXX, however borrower funds are only XXXX. Short XXXX.

Seller Comment (2024-11-22): (Rate Lock) UW: XXXX program follows AUS for reserves requirements. ?No reserves required for this file per AUS, see attached.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112441	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Source document for Gift letter of XXXX not provided in file.				Reviewer Comment (2024-12-03): Per lender XXXX gift not used. System Cleared exception. Seller Comment (2024-11-22): (Rate Lock) UW: XXXX was not used for the final funds, please disregard the gift letter.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	1XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112441	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Source document for Gift letter of XXXX not provided in file.				Reviewer Comment (2024-12-03): Per lender XXXX gift not used. System Cleared. Seller Comment (2024-11-22): (Rate Lock) UW: XXXX was not used for the final funds, please disregard the gift letter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112441	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Source documents for Gift amount XXXX not provided in file.				Reviewer Comment (2024-12-03): Per lender XXXX gift not used. System Cleared exception. Seller Comment (2024-11-22): (Rate Lock) UW: XXXX was not used for the final funds, please disregard the gift letter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112441	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Source of XXXX gift funds not provided.				Reviewer Comment (2024-12-03): Per lender XXXX gift not used. Seller Comment (2024-11-22): (Rate Lock) UW: XXXX was not used for the final funds, please disregard the gift letter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112441	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Missing receipt and source of funds for XXXX gift.				Reviewer Comment (2024-12-03): Per lender XXXX gift not used. Seller Comment (2024-11-22): (Rate Lock) UW: XXXX was not used for the final funds, please disregard the gift letter.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112244	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 712 is less than Guideline representative FICO score of 720.	An escrow waiver requires a 720 credit score per guidelines. Borrower's score is 712.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Revolving credit utilization is less than 10%.	XXXX	Reviewer Comment (2025-01-07): Unable to used reserves as a Comp Factor as the funds come from the subject's cash out. Reviewer Comment (2024-12-27): Please provide lender exception approval, Exception Remains. Seller Comment (2024-12-24): (Rate Lock) Additional comp factors added to exception, please review Reviewer Comment (2024-12-19): Please provide additional compensating factors for consideration of downgrading/waiving exception as there is an exception for the credit score not meeting requirements.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112244	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower just started a new food market 1 year ago when two years of SE and business existence required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors provided. Reserves exceed guidelines by at least 4 months. Lender Exception with Compensating Factors provided. Revolving credit utilization is less than 10%.	XXXX	Reviewer Comment (2025-01-07): Unable to used reserves as a Comp Factor as the funds come from the subject's cash out. Reviewer Comment (2025-01-07): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-24): (Rate Lock) Additional comp factors added to exception, please review Reviewer Comment (2024-12-19): Please provide additional compensating factors for consideration of downgrading/waiving exception as there is an exception for the credit score not meeting requirements.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112244	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has no housing history. Primary residence is owned by his spouse.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Revolving credit utilization is less than 10%.	XXXX	Reviewer Comment (2025-01-07): Unable to used reserves as a Comp Factor as the funds come from the subject's cash out. Reviewer Comment (2025-01-07): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-24): (Rate Lock) Additional comp factors added to exception, please review Reviewer Comment (2024-12-19): Please provide additional compensating factors for consideration of downgrading/waiving exception as there is an exception for the credit score not meeting requirements.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112244	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is an SFR with 2 ADUS.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Revolving credit utilization is less than 10%.	XXXX	Reviewer Comment (2025-01-07): Unable to used reserves as a Comp Factor as the funds come from the subject's cash out. Reviewer Comment (2025-01-07): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-24): (Rate Lock) Additional comp factors added to exception, please review Reviewer Comment (2024-12-19): Please provide additional compensating factors for consideration of downgrading/waiving exception as there is an exception for the credit score not meeting requirements.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112243	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing the final executed closing statement for the property (XXXX Ave) that funds were used for closing/reserves for the subject transaction.				Reviewer Comment (2025-01-21): Final closing statement for other REO provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/1XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112248	XXXX	XXXX	XXXX	XXXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: 0XXXX; Lien Position: 1	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.				Reviewer Comment (2025-02-08): Client elects to Waive. Seller Comment (2025-02-04): (Rate Lock) Lender accepts the EV2 and wish to waive	XXXX	XXXX	XXXX	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112248	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file reflects declining income for XXXX at 61%, XXXX at 41% and the other XXXX at 51% decline with the most recent statements.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO is > 40 points of the guideline minimum. DTI is 5% < the guideline maximum.	XXXX	Reviewer Comment (2025-02-08): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-07): (Rate Lock) Provided Reviewer Comment (2025-01-20): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112248	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property os on a land contract until XXXXXXXX and all payments were made on time. There was a Balloon payment due in XXXXXXXX, however, a XXXX was filed that diverted that process and was recent removed from the subject title. The Borrower has been occupying the property with no housing payments since XXXX. A Modification of the Balloon Note was approved for XXXX XXXX and the Borrowers payments were mutually agreed to stop until he XXXX was removed and gave time for the Borrower to pay the Note and taxes and an amount to cover the payments that had to stop during the XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO is > 40 points of the guideline minimum. DTI is 5% < the guideline maximum.	XXXX	Reviewer Comment (2025-02-08): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-07): (Rate Lock) Provided Reviewer Comment (2025-01-20): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112248	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The initial Notice of Special Flood Hazard Disclosure was not signed or dated by the Borrower. The loan file does not contain evidence of when the Borrower received the disclosure.				Reviewer Comment (2025-02-08): Client elects to Waive. Seller Comment (2025-02-04): (Rate Lock) Lender accepts the EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112248	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing the operating agreement to reflect ownership by the Borrower in the LLC that the subject property was vested in at the time of origination.				Reviewer Comment (2025-02-08): Articles of Organization reflect the borrower was a member of the LLC. Seller Comment (2025-02-04): (Rate Lock) Proof both are members and therefore would be 50/50	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112245	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Appraisal is made subject to the property class being a single family residence and having a current certificate of occupancy. Exception states a permit was requested for the subject property's class but does not state it was granted. Certificate of Occupancy required per appraisal.				Reviewer Comment (2024-11-22): Appraisal document received and associated. Exception Cleared. Seller Comment (2024-11-22): (Rate Lock) Appraisal marked as is provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/1XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112245	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a 12 month VOM/payment history for REO XXXX Ave as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% or less than the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	11/1XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112245	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Ave, XXXX,XXXX Statement	The loan file is missing statements reflecting payment amounts (PITIA) for REO properties: XXXX Ave and XXXX.	Reviewer Comment (2025-01-24): Note provided for P&I.

Seller Comment (2025-01-20): (Rate Lock) Insurance and documents to support payment provided. There is no taxes

Reviewer Comment (2025-01-20): Final CD and first payment letter was received for property located at XXXX Rd.  Still missing proof of mortgage payment for property located at XXXX Ave.

Reviewer Comment (2025-01-20): EXCEPTION HISTORY - Exception Detail was updated on 0XXXX PRIOR Exception Detail: Address: XXXX Ave, XXXX,XXXX, Address: XXXX Rd, XXXX,XXXX
EXCEPTION HISTORY - Exception Explanation was updated on 0XXXX PRIOR Exception Explanation: Statement
Statement

Seller Comment (2025-01-07): (Rate Lock) No statement yet as loan funded XXXX. Final CD and first payment provided please clear.

Reviewer Comment (2025-01-06): Exception remains. Received Final CD for REO property at XXXX. Still require Mortgage Statement for REO property at  XXXX Ave to verify monthly PITI amount.

Seller Comment (2025-01-02): (Rate Lock) Final CD provided

Reviewer Comment (2024-12-11): Exception Remains - Required Mortgage Statement for REO property XXXX Ave XXXXXXXX in the received document P&I amount is not mentioned.

Reviewer Comment (2024-11-27): Exception Remains - Required Mortgage Statement for REO property XXXX Ave XXXXXXXX provided document hazard insurance binder.

Seller Comment (2024-11-25): (Rate Lock) REO docs provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/1XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112245	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide corrected 1008 and 1003. Green P&I - SBA Note reflects a payment higher than what is on the 1003 and used for 1008 DTI. Corrected documents required.				Reviewer Comment (2025-01-31): 1003 and 1008 provided. Seller Comment (2025-01-31): (Rate Lock) added payment to 1003 and uploaded 1008 and 1003 Reviewer Comment (2025-01-31): Please provide evidence the Interest Reserves is solely collected to make the borrower's payments. The Note states the borrower must make payments on the 5th of each month, not that they will be made through a reserve account. Seller Comment (2025-01-27): (Rate Lock) UW notes on 1008: XXXX Ave: Mortgage paid by reserves.	XXXX	XXXX	XXXX	1		A		A		A		A		A	11/1XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112246	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	Hazard Insurance Policy Effective Date is after the later of the note or transaction date.				Reviewer Comment (2024-12-24): Exception cleared - The Effective Date is of fund date which is acceptable . Seller Comment (2024-12-19): (Rate Lock) This is invalid, the HOI is effective the date the loan funded which is acceptable. Please clear. Reviewer Comment (2024-12-18): Exception remains. Note date is XXXX and Security Instrument Notary date is XXXX.Still require Hazard Insurance Policy effective on Note or Transaction date. Seller Comment (2024-12-16): (Rate Lock) Loan disbursed XXXX and HOI effective XXXX. This is sufficient	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112247	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower	Reviewer Comment (2025-01-03): XXXX received Post CD and LOX. Also, Final Alta statement for the fee reduced.

Reviewer Comment (2024-12-23): XXXX received Final SS by reducing the recording fee however we would also require Post CD XXXXg with LOX as per the FInal SS present in the file.

Seller Comment (2024-12-23): (Rate Lock) Attached is the settlement statement

Reviewer Comment (2024-12-20): XXXX upon review the recording fee increased on CD dated XXXX for XXXX from XXXX.Kindly provide a valid COC for the fee increased on CD dated XXXX or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof mailing.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/09/2024	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112443	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Reviewer Comment (2024-12-18): Lender acknowledges and elects to waive.

Seller Comment (2024-12-16): (Rate Lock) Please waive this condition.

Seller Comment (2024-12-11): (Rate Lock) The appraisal report was completed on XXXX

Reviewer Comment (2024-12-10): Provide evidence the XXXX appraisal was sent to the borrower at least 3 days prior to closing, between XXXX1 and XXXX4. Delivery provided is dated XXXX which is prior to the XXXX1 report date.

Seller Comment (2024-12-09): (Rate Lock) Uploaded the proof of appraisal.

Reviewer Comment (2024-12-04): This can be waived, remaining an EVXXXX. Please email if you'd like to proceed this way.

Seller Comment (2024-12-03): (Rate Lock) Can we waive this condition?

Per broker: not sure if my loa sent it , he is in training.
What happens if we can't locate the email??

Reviewer Comment (2024-12-02): Documentation reflecting delivery of appraisal not in upload.

Seller Comment (2024-12-02): (Rate Lock) Broker:  not sure if my loa sent it , he is in training..

What happens if we cant locate the email??
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	D	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112443	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan Underwriting and Transmittal Summary indicates loan was underwritten to XXXX guidelines. The most recent guidelines available are dated XXXX.				Reviewer Comment (2024-12-04): 10/4/2024 Guidelines provided. Seller Comment (2024-12-04): (Rate Lock) Email Sent Reviewer Comment (2024-12-02): Please email most recent guidelines to XXXX or XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112443	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Sales Contract Addendum amending sales price to XXXX0,000 as shown on Final CD not provided in file.				Reviewer Comment (2024-12-02): Contract addendum provided, exception cleared.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	D	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112443	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	Borrower: XXXX XXXX	Guidelines are silent regarding non-occupant borrowers.				Reviewer Comment (2024-12-02): Exception cleared. Seller Comment (2024-11-22): (Rate Lock) Regarding non-occupant borrowers, where our guides are silent, we defer to XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112443	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Title vesting is in the name of Borrower 2 as married man, as his sole and separate property. Security Instrument shows vesting as Borrowers 1 and 2, tenants in common. Final Title Policy not provided in file to verify if vesting was corrected.				Reviewer Comment (2024-12-02): Purchase security deed reflects both borrowers.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112442	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-11): Property inspected post disaster but pre-FEMA declaration of disaster end date. Seller Comment (2024-12-02): (Rate Lock) Please waive this. Thank you! Reviewer Comment (2024-11-29): Appraisal effective date is after the disaster declaration date but prior to end date. I am able to downgrade and waive exception to a EV2 and final grade would be a "B" at your request. The only way to clear exception is have a PDI report dated on or after end date of XXXX with no damages.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112442	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-12-11): Appraisal delivery provided, exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112500	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-12-18): Received Seller Comment (2024-12-16): Title supplement with correct loan amount/purposed insurance	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	12/05/2024	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112500	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Loan missing verification of start date for borrower's business.				Reviewer Comment (2024-12-18): Received Seller Comment (2024-12-16): State of XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112500	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan missing verification of start date for borrower's business.				Reviewer Comment (2024-12-18): Received Seller Comment (2024-12-16): State of XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112249	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.				Reviewer Comment (2025-01-04): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112250	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2024-12-27): Title commitment provided exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112250	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Co-Borrower does not meet tradeline requirements. The Co-Borrower has 1 revolving account for 33 months. There are 2 additional tradelines that have had activity over 12 months ago. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2024-12-11): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112250	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. An appraisal re inspection was added in the amount of XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-17): XXXX received a valid COC. Seller Comment (2024-12-16): (Rate Lock) CIC from XXXX shows app inspection fee disclosed of XXXX. Appraisal was marked subject to on effective app XXXX8. This is a valid CIC and no cure needed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112250	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	Policy amount as per the title commitment is lesser then the loan amount.				Reviewer Comment (2025-01-15): Waived per client request. Seller Comment (2025-01-02): (Rate Lock) Lender accepts the EV2 and wishes to proceed waiving	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112444	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/0XXXX)					Reviewer Comment (2024-12-17): Lender acknowledges and elects to waive. Seller Comment (2024-12-16): (Rate Lock) Please waive this condition. Reviewer Comment (2024-12-10): Provide evidence the XXXX report was received by the borrowers on or before XXXX.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1XXXX/2024	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112444	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Reviewer Comment (2024-12-10): Documentation provided. Cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	1XXXX/2024	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112494	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The Subject property is located in a FEMA Disaster area . A post-Disaster inspection verifying there was no damage to the subject property required	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-12-04): Client elects to Waive.

Seller Comment (2024-12-04): (Rate Lock) Please waive and downgrade to EV2

Reviewer Comment (2024-12-03): The inspection is dated after the disaster, but prior to the end date. This can be downgraded and Waive to an EV2, or a post-end date report is needed.

Reviewer Comment (2024-12-03): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XXXX
Disaster End Date: XXXX
Disaster Name: HURRICANE XXXX
Disaster Declaration Date: XXXX

Seller Comment (2024-11-22): (Rate Lock) Please see attached PDI showing property is free and clear of any disaster-related damage
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112494	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Closing Statement in file reflects "estimated". Please provide the Final closing statement.				Reviewer Comment (2024-12-03): Final Provided. Cleared. Seller Comment (2024-11-22): (Rate Lock) Please see attached final settlement statement	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112495	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Background Check is missing in the file.				Reviewer Comment (2024-12-03): Background report provided, exception cleared. Seller Comment (2024-11-21): (Rate Lock) Please see attached CLEAR report (background/fraud report)	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/08/2024	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112495	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in the file.				Reviewer Comment (2024-12-03): Background report provided, exception cleared. Seller Comment (2024-11-21): (Rate Lock) Please see attached CLEAR report (background/fraud report)	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/08/2024	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112495	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX XXXX	Fraud report not in file.				Reviewer Comment (2024-12-03): Background report provided, exception cleared. Seller Comment (2024-11-21): (Rate Lock) Please see attached CLEAR report (background/fraud report)	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/08/2024	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112251	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX	There are several high risk issues listed on the Fraud report that have not been cleared.				Reviewer Comment (2025-01-13): Reviewed fraud alert/results - all checked and cleared. Seller Comment (2025-01-02): (Rate Lock) Updated 1008 provided Reviewer Comment (2024-12-16): 1008 just reflects as reviewed alerts/results does not state cleared or action taken. Seller Comment (2024-12-09): (Rate Lock) 1008 provided XXXX alerts were reviewed	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112253	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2025-01-16): XXXX received a valid COC.

Reviewer Comment (2025-01-14): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-XXXX exceeds tolerance of $-1XXXX. Insufficient or no cure was provided to the borrower. XXXX

Reviewer Comment (2025-01-10): XXXX received CD and COC dated XXXX for increase in loan amount which is already in file. But the lender credit was not decreased proportionate to decrease in loan amount. There should be another reason for change in pricing that resulted in decrease in lender credit. Also, rate lock provided in file is till XXXX. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Reviewer Comment (2025-01-08): XXXX received rate lock for XXXX, however lender credit again decreased on XXXX. Please provide additional sufficient information on why the lender credit decreased again or cure would be required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-01-07): (Rate Lock) page 2 has the lock confirmation and pricing adjustments that correlate with the changes

Reviewer Comment (2024-12-25): XXXX received COC for loan amount change, however the change was not proportionate to the loan amount change.  Though an LTV XXXX change, the information did not state that there was a pricing/product/program change. Please provide additional sufficient information or cure would be required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/1XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112253	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		VOR is not from a professional management company, borrower’s canceled checks or bank statements required. VOR shows borrower paid in cash.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income is >XXXX. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/1XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112254	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline maximum of 80% for a borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Borrower has been on job 5+ years. DTI is at least 5% below the guideline maximum. Spouse on purchase contract but income is not being used. Additional income source in family. 0x30x24	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-12-24): Please provide Lender exception approval, Exception remains. Seller Comment (2024-12-20): (Rate Lock) Exception updated with more comps: Primary Purchase SE over 5 years No lates in the past 24 months Rev credit utilization 12% Reviewer Comment (2024-12-19): Please update compensating factors as credit score is not 20 point > than the guideline minimum and reserves do not exceed by 6 months.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112254	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline maximum of 80% for a borrower living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Borrower has been on job 5+ years. DTI is at least 5% below the guideline maximum. Spouse on purchase contract but income is not being used. Additional income source in family. 0x30x24	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-12-24): Please provide Lender exception approval, Exception remains. Seller Comment (2024-12-20): (Rate Lock) Exception updated with more comps: Primary Purchase SE over 5 years No lates in the past 24 months Rev credit utilization 12% Reviewer Comment (2024-12-19): Please update compensating factors as credit score is not 20 point > than the guideline minimum and reserves do not exceed by 6 months.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112255	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing Mortgage statement for REO - XXXX, Credit supplement does not confirm if taxes and insurance are escrowed. The CPA letter in file is not dated to know that information was confirmed prior to closing.				Reviewer Comment (2025-01-17): CPA letter received and updated. Exception cleared Seller Comment (2025-01-15): (Rate Lock) CPA letter provided Reviewer Comment (2024-12-23): Mortgage statement received and updated .However CPA letter with date prior to closing is required . exception remains Seller Comment (2024-12-18): (Rate Lock) Mortgage statement provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112255	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX Statement	File is missing Mortgage statement for REO - XXXX, Credit supplement does not confirm if taxes and insurance are escrowed.				Reviewer Comment (2024-12-23): Mortgage statement received and updated .Exception cleared Seller Comment (2024-12-18): (Rate Lock) Mortgage statement provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112256	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower has 8 overdraft/NSF occurrences within most recent 12 months which exceeds guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

Miscellaneous

															Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Time on job is 5+ years. Residual income is at least XXXX. FICO exceeds guidelines by at least 40 points. DTI is at least 5% below the guideline maximum. 0x30x24 month housing history. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-11): (Rate Lock) Please clear as reserves are sufficient CFs per above conditions. Reviewer Comment (2024-12-19): Please update compensating factors for consideration of downgrading/waiving exception as reserves were used as a comp factor and the loan is short reserves.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112256	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification of appraisal was delivered to borrower not provided in file.				Reviewer Comment (2025-01-25): Client elects to Waive. Seller Comment (2025-01-16): (Rate Lock) Lender accepts the ev2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112256	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Co-borrower is a realtor using his XXXX commission towards funds to close.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

Miscellaneous

															Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Time on job is 5+ years. Residual income is at least XXXX. FICO exceeds guidelines by at least 40 points. DTI is at least 5% below the guideline maximum. 0x30x24 month housing history. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-11): (Rate Lock) Please clear as reserves are sufficient CFs per above conditions. Reviewer Comment (2024-12-19): Please update compensating factors for consideration of downgrading/waiving exception as reserves were used as a comp factor and the loan is short reserves.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112256	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.39 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 3.39 is less than Guideline PITIA months reserves of 6.00.	Reviewer Comment (2025-01-17): Borrower needed $XXXX to close and had $XXXX in assets. This leaves $XXXX in reserves. The subject PITIA is $XXXX. Based on these figures the borrower has 12.38 months of reserves is sufficient. Exception cleared

Seller Comment (2025-01-15): (Rate Lock) Please provide calculation as that is not correct.

Reviewer Comment (2025-01-13): Exception Remains - Required sufficient assets to cover cash from borrower, As PITIA months reserves is 3.39 which less than guideline PITIA months reserve of 6.

Seller Comment (2025-01-08): (Rate Lock) Borrower needed $XXXX to close and had $XXXX in assets. This leaves $XXXX in reserves. The subject PITIA is $XXXX. Based on these figures the borrower has 15.8 months of reserves is sufficient.

Reviewer Comment (2025-01-06): No document received for reserve discrepancy. Exception Remains.

Seller Comment (2025-01-03): (Rate Lock) CPA letter not needed:
* no business assets used for qualifying
* personal IRA's and bank statements used for reserves and funds to close
* EMD not validated
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112256	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated reserves of 3.39 months is less than guideline PITIA months reserves of 6.00. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2025-01-17): Borrower needed $XXXX to close and had $XXXX in assets. This leaves $XXXX in reserves. The subject PITIA is $XXXX. Based on these figures the borrower has 12.38 months of reserves is sufficient. Exception cleared

Seller Comment (2025-01-15): (Rate Lock) Please provide calculation as that is not correct.

Reviewer Comment (2025-01-13): Exception Remains - Required sufficient assets to cover cash from borrower, As PITIA months reserves is 3.39 which less than guideline PITIA months reserve of 6.

Seller Comment (2025-01-08): (Rate Lock) Borrower needed $XXXX to close and had $XXXX in assets. This leaves $XXXX in reserves. The subject PITIA is $XXXX. Based on these figures the borrower has 15.8 months of reserves is sufficient.

Seller Comment (2025-01-03): (Rate Lock) CPA letter not needed:
* no business assets used for qualifying
* personal IRA's and bank statements used for reserves and funds to close
* EMD not validated
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112256	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated reserves of 3.39 months is less than guideline PITIA months reserves of 6.00. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2025-01-17): Borrower needed $XXXX to close and had $XXXX in assets. This leaves $v in reserves. The subject PITIA is $XXXX. Based on these figures the borrower has 12.38 months of reserves is sufficient. Exception cleared

Seller Comment (2025-01-15): (Rate Lock) Please provide calculation as that is not correct.

Reviewer Comment (2025-01-13): Exception Remains - Required sufficient assets to cover cash from borrower, As PITIA months reserves is 3.39 which less than guideline PITIA months reserve of 6.

Seller Comment (2025-01-08): (Rate Lock) Borrower needed $XXXX to close and had $XXXX in assets. This leaves $XXXX in reserves. The subject PITIA is $XXXX. Based on these figures the borrower has 15.8 months of reserves is sufficient.

Seller Comment (2025-01-03): (Rate Lock) CPA letter not needed:
* no business assets used for qualifying
* personal IRA's and bank statements used for reserves and funds to close
* EMD not validated
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112256	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Calculated reserves of 3.39 months is less than guideline PITIA months reserves of 6.00. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2025-01-17): Borrower needed $XXXX to close and had $XXXX in assets. This leaves $XXXX in reserves. The subject PITIA is $XXXX Based on these figures the borrower has 12.38 months of reserves is sufficient. Exception cleared

Seller Comment (2025-01-15): (Rate Lock) Please provide calculation as that is not correct.

Reviewer Comment (2025-01-13): Exception Remains - Required sufficient assets to cover cash from borrower, As PITIA months reserves is 3.39 which less than guideline PITIA months reserve of 6.

Seller Comment (2025-01-08): (Rate Lock) Borrower needed $XXXX to close and had $XXXX in assets. This leaves $XXXX in reserves. The subject PITIA is $XXXX Based on these figures the borrower has 15.8 months of reserves is sufficient.

Reviewer Comment (2025-01-06): No document received for reserve discrepancy. Exception Remains.

Seller Comment (2025-01-03): (Rate Lock) CPA letter not needed:
* no business assets used for qualifying
* personal IRA's and bank statements used for reserves and funds to close
* EMD not validated
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112256	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated reserves of 3.39 months is less than guideline PITIA months reserves of 6.00. The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.	Reviewer Comment (2025-01-17): Borrower needed XXXX to close and had $XXXX in assets. This leaves $XXXX in reserves. The subject PITIA is $XXXX Based on these figures the borrower has 12.38 months of reserves is sufficient. Exception cleared

Seller Comment (2025-01-15): (Rate Lock) Please provide calculation as that is not correct.

Reviewer Comment (2025-01-13): Exception Remains - Required sufficient assets to cover cash from borrower, As PITIA months reserves is 3.39 which less than guideline PITIA months reserve of 6.

Seller Comment (2025-01-08): (Rate Lock) Borrower needed $XXXX to close and had $XXXX in assets. This leaves $XXXX in reserves. The subject PITIA is $XXXX Based on these figures the borrower has 15.8 months of reserves is sufficient.

Seller Comment (2025-01-03): (Rate Lock) CPA letter not needed:
* no business assets used for qualifying
* personal IRA's and bank statements used for reserves and funds to close
* EMD not validated
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112256	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. Source document required to validate EMD	Reviewer Comment (2025-02-15): Sourced EMD

Reviewer Comment (2025-02-12): Required Deposit receipts or related documents for all the Earnest money deposits. Exception remains.

Seller Comment (2025-02-11): (Rate Lock) The borrower used the HELOC for the EMD and you can see the XXXX increase in XXXX which corresponds to the EMD.

Seller Comment (2025-02-11): (Rate Lock) Please clear as reserves are sufficient CFs per above conditions.

Reviewer Comment (2025-01-23): Please provide bank statement which confirm Earnest money transfer, Exception remains.

Seller Comment (2025-01-21): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112257	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approving use of Asset Depletion on a Cash Out Refinance.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112258	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXXXXXX	Credit Report date is more than 90 days prior to the note date or notary date.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Borrower has been in the same industry 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors. Seller Comment (2025-01-12): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112262	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX				Reviewer Comment (2025-02-06): Additional one month bank statement received for Account# XXXX. Exception cleared. Seller Comment (2025-02-05): (Rate Lock) Additional statement provided Reviewer Comment (2025-01-24): Additional one month bank statement is required for XXXX by XXXX #XXXX to meet the reserve requirement exception remains. Seller Comment (2025-01-22): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112262	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to Borrower's assets are insufficient to cover 6 months PITI reserves per guidelines. The loan file is missing a mortgage statement for XXXX street to verify property charges are included in the payment (taxes, insurance).	Reviewer Comment (2025-02-06): Additional one month bank statement received for AccountXXXX. Exception cleared.

Seller Comment (2025-02-05): (Rate Lock) Additional statement provided

Seller Comment (2025-02-02): (Rate Lock) Mortgage statement provided is sufficient as the payment amount was reported on the credit report and utilized at the time of UW.

Reviewer Comment (2025-01-24): Additional one month bank statement is required for XXXX by XXXX XXXX to meet the reserve requirement and mortgage statement is required for XXXX street exception remains.

Seller Comment (2025-01-22): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112262	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Borrower's assets are insufficient to cover 6 months PITI reserves per guidelines.				Reviewer Comment (2025-02-06): Additional one month bank statement received for AccountXXXX. Exception cleared. Seller Comment (2025-02-05): (Rate Lock) Additional statement provided Reviewer Comment (2025-01-24): Additional one month bank statement is required for XXXX by XXXX XXXX to meet the reserve requirement and mortgage statement is required for XXXX street exception remains. Seller Comment (2025-01-22): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112262	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower's assets are insufficient to cover 6 months PITI reserves per guidelines. The loan file is missing a mortgage XXXX street to verify property charges are included in the payment (taxes, insurance).	Reviewer Comment (2025-02-06): Additional one month bank statement received for AccountXXXX. Exception cleared.

Seller Comment (2025-02-05): (Rate Lock) Additional statement provided

Seller Comment (2025-02-02): (Rate Lock) Mortgage statement provided is sufficient as the payment amount was reported on the credit report and utilized at the time of UW.

Reviewer Comment (2025-01-24): Additional one month bank statement is required for XXXX by XXXX XXXX to meet the reserve requirement and mortgage statement is required for XXXX Street exception remains.

Seller Comment (2025-01-22): (Rate Lock) Docs provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112262	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		The loan file is missing the final executed closing statement for sold property XXXX Drive.				Reviewer Comment (2025-01-24): Closing statement provided exception cleared. Seller Comment (2025-01-22): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112262	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a mortgage statement for XXXX street to verify property charges are included in the payment (taxes, insurance).				Reviewer Comment (2025-02-04): Mortgage statement received and associated .Exception cleared Seller Comment (2025-02-02): (Rate Lock) Mortgage statement provided is sufficient as the payment amount was reported on the credit report and utilized at the time of UW. Reviewer Comment (2025-01-24): Mortgage statement provided is after the note date, require mortgage statement dated prior to note date exception remains. Seller Comment (2025-01-22): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112262	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a mortgage statement for XXXX street to verify property charges are included in the payment (taxes, insurance).				Reviewer Comment (2025-02-04): Mortgage statement received and associated .Exception cleared Seller Comment (2025-02-02): (Rate Lock) Mortgage statement provided is sufficient as the payment amount was reported on the credit report and utilized at the time of UW. Reviewer Comment (2025-01-24): Mortgage statement provided is after the note date, require mortgage statement dated prior to note date exception remains. Seller Comment (2025-01-22): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112262	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Street, XXXX Statement	The loan file is missing a mortgage statement for XXXX street to verify property charges are included in the payment (taxes, insurance).				Reviewer Comment (2025-02-04): Mortgage statement received and associated .Exception cleared Seller Comment (2025-02-02): (Rate Lock) Mortgage statement provided is sufficient as the payment amount was reported on the credit report and utilized at the time of UW. Reviewer Comment (2025-01-24): Mortgage statement provided is after the note date, require mortgage statement dated prior to note date exception remains. Seller Comment (2025-01-22): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112445	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report is missing evidence of receipt.				Reviewer Comment (2025-01-02): Received Reviewer Comment (2024-12-18): Delivery provided was on XXXX which is prior to the report date in file of XXXX. Please provide delivery of XXXX report. \	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112445	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-12-05): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112261	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The Appraisal Acknowledgement signed by Borrower at closing states he did not receive the Appraisal at least three days prior to closing. Evidence of when the Borrower received the Appraisal report is missing from the loan file.				Reviewer Comment (2025-01-15): Waived per client request Seller Comment (2025-01-03): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/02/2024	XXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112261	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	The Appraisal Acknowledgement signed by Borrower at closing states he did not receive the Appraisal at least three days prior to closing. Evidence of when the Borrower received the Appraisal report is missing from the loan file.				Reviewer Comment (2025-01-15): Waived per client request Seller Comment (2025-01-03): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/02/2024	XXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112261	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX	The Red-Flagged issues listed on the Fraud Report were not cleared.				Reviewer Comment (2025-01-15): Documents received, system cleared. Seller Comment (2025-01-03): (Rate Lock) SSN verification provided for red flag	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/02/2024	XXXX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-27): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are overdisclosed. (Final/XXXX)					Reviewer Comment (2024-12-18): Exception cured prior to discovery. Seller Comment (2024-12-17): (Rate Lock) We already provided PCCD dated XXXX/24. Please revisit the closing package and refer to page 1-5. Thank you!	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)					Reviewer Comment (2024-12-18): Exception cured prior to discovery. Seller Comment (2024-12-17): (Rate Lock) We already provided PCCD dated XXXX/24. Please revisit the closing package and refer to page 1-5. Thank you!	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX incorrectly disclosed whether property taxes are included in escrow. (Final/XXXX)	Page 1 of the CD shows property taxes are being escrowed but the projected payment section shows 0 for escrow.				Reviewer Comment (2024-12-18): Exception cured prior to discovery. Seller Comment (2024-12-17): (Rate Lock) We already provided PCCD dated XXXX/24. Please revisit the closing package and refer to page 1-5. Thank you!	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 1 of the final CD reflects property taxes are being escrowed but page 4 does not show any escrows.				Reviewer Comment (2024-12-18): Exception cured prior to discovery. Seller Comment (2024-12-17): (Rate Lock) We already provided PCCD dated XXXX/24. Please revisit the closing package and refer to page 1-5. Thank you!	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112446	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 1 of the final CD reflects property taxes are being escrowed but page 4 does not show any escrows.				Reviewer Comment (2024-12-18): Exception cured prior to discovery. Seller Comment (2024-12-17): (Rate Lock) We already provided PCCD dated XXXX/24. Please revisit the closing package and refer to page 1-5. Thank you!	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112446	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2024-12-27): Final Title provided.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112446	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-12-27): Final Title provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112259	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation discrepancy due to missing fully executed settlement statement for proceeds from sale of property.				Reviewer Comment (2024-12-24): Final Seller Closing Disclosure received and associated for XXXX Drive. Exception Cleared. Seller Comment (2024-12-20): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112259	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Net Proceeds from Sale of Real Estate/Equity On Pending Sale)	XXXX due to missing fully executed settlement statement for proceeds from sale of property.				Reviewer Comment (2024-12-24): Final Seller Closing Disclosure received and associated for XXXX Drive. Exception Cleared. Seller Comment (2024-12-20): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112259	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	XXXX due to missing fully executed settlement statement for proceeds from sale of property.				Reviewer Comment (2024-12-24): Final Seller Closing Disclosure received and associated for XXXX Drive. Exception Cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112259	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Guidelines require proceeds from sale of property to be supported by a fully executed settlement statement which was not provided in file.				Reviewer Comment (2024-12-24): Final Seller Closing Disclosure received and associated for XXXX Drive. Exception Cleared. Seller Comment (2024-12-20): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112259	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Guidelines require proceeds from sale of property to be supported by a fully executed settlement statement which was not provided in file.				Reviewer Comment (2024-12-24): Final Seller Closing Disclosure received and associated for XXXX Drive. Exception Cleared. Seller Comment (2024-12-20): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112259	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	XXXX due to missing fully executed settlement statement for proceeds from sale of property.				Reviewer Comment (2024-12-24): Final Seller Closing Disclosure received and associated for XXXX Drive. Exception Cleared. Seller Comment (2024-12-20): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112259	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	XXXX due to missing fully executed settlement statement for proceeds from sale of property.				Reviewer Comment (2024-12-24): Final Seller Closing Disclosure received and associated for XXXX Drive. Exception Cleared. Seller Comment (2024-12-20): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112259	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to not require modification documents as property was sold 2+ years ago, guidelines require a 4 year look back.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The subject is a non-warrantable condo.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Business	The XXXX statement for XXXX acct XXXX is missing from the file.				Reviewer Comment (2025-01-27): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: XXXX XXXX					Reviewer Comment (2025-01-24): Corrected 1003 declaration F provided and associated. Exception cleared Seller Comment (2025-01-22): (Rate Lock) The 1003 Dec Section F was a typo. In the broker uploaded documents in our e folder was a corrected version stating "No" to this question. The page showing "yes" was an error and has been corrected.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		0XXXX statement for XXXX acct XXXX is missing from the file.				Reviewer Comment (2025-01-27): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are overdisclosed. (Final/XXXX)	Reviewer Comment (2025-02-13): XXXX received PCCD and LOE.

Seller Comment (2025-02-13): (Rate Lock) Correct CD was provided please review

Reviewer Comment (2025-02-12): XXXX received LOE to borrower dated XXXX that states attached is Corrected CD.  However, no Corrected CD was attached related to this LOE to borrower.  Please provide the Corrected CD with corrections.

Seller Comment (2025-02-11): (Rate Lock) Please review the new CD that was provided XXXX, that shows the correct amount in the correct area with the LOE.

Reviewer Comment (2025-02-10): XXXX PCCD shows non-escrow amounts in the incorrect section on page 4. non-escrow amounts should be noted in lower portion of page 4 and include dollar amount.

Seller Comment (2025-02-07): (Rate Lock) Corrected PCCD provided

Reviewer Comment (2025-02-05): PCCD Provided corrected the checkmarks on page 4 to remove the checkmark from the will have escrow box and checks the will not have escrow box XXXXg with the reason box checked.  However, the non escrowed property costs in year one on the will have escrow box was not removed and the estimated property costs over year 1 on the will not have escrow box was not completed.  Please provide LOE and corrected PCCD removing the XXXX non-escrowed property costs in the Will Have Escrow box and disclosing this amount as Estimated Property Costs over Year 1 under the applicable Will NOT have Escrow section of the escrow table on page 4.

Seller Comment (2025-02-04): (Rate Lock) PCCD provided

Reviewer Comment (2025-01-23): Final CD reflects on page 1 that $0 escrow and XXXX property costs not being escrowed and confirmed no property costs being escrowed on page 2.  However, page 4 reflects Non-escrowed costs in the Escrow Account section, which would be utilized if there was Escrowed and Non-Escrowed costs.  If all property costs are Non-escrowed, then the following section of "Will not have an escrow Account" section should be completed.  Corrected CD and LOE to borrower to correct.

Seller Comment (2025-01-22): (Rate Lock) The over-disclosed escrow payment was already cleared at close. Please waive under-disclosed, as it was determined we over-disclosed but rectified.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)	Reviewer Comment (2025-02-13): XXXX received PCCD and LOE.

Seller Comment (2025-02-13): (Rate Lock) Correct CD was provided please review

Reviewer Comment (2025-02-12): XXXX received LOE to borrower dated XXXX that states attached is Corrected CD.  However, no Corrected CD was attached related to this LOE to borrower.  Please provide the Corrected CD with corrections.

Seller Comment (2025-02-11): (Rate Lock) Please review the new CD that was provided XXXX, that shows the correct amount in the correct area with the LOE.

Reviewer Comment (2025-02-10): XXXX PCCD shows non-escrow amounts in the incorrect section on page 4. non-escrow amounts should be noted in lower portion of page 4 and include dollar amount.

Seller Comment (2025-02-07): (Rate Lock) Corrected PCCD provided

Reviewer Comment (2025-02-05): PCCD Provided corrected the checkmarks on page 4 to remove the checkmark from the will have escrow box and checks the will not have escrow box XXXXg with the reason box checked.  However, the non escrowed property costs in year one on the will have escrow box was not removed and the estimated property costs over year 1 on the will not have escrow box was not completed.  Please provide LOE and corrected PCCD removing the XXXX non-escrowed property costs in the Will Have Escrow box and disclosing this amount as Estimated Property Costs over Year 1 under the applicable Will NOT have Escrow section of the escrow table on page 4.

Seller Comment (2025-02-04): (Rate Lock) PCCD provided

Reviewer Comment (2025-01-23): Final CD reflects on page 1 that $0 escrow and XXXX property costs not being escrowed and confirmed no property costs being escrowed on page 2.  However, page 4 reflects Non-escrowed costs in the Escrow Account section, which would be utilized if there was Escrowed and Non-Escrowed costs.  If all property costs are Non-escrowed, then the following section of "Will not have an escrow Account" section should be completed.  Corrected CD and LOE to borrower to correct.

Seller Comment (2025-01-22): (Rate Lock) The over-disclosed escrow payment was already cleared at close. Please waive under-disclosed, as it was determined we over-disclosed but rectified.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX did not disclose the Monthly Escrow Payment. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose the Monthly Escrow Payment.				Reviewer Comment (2025-01-08): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account.	Reviewer Comment (2025-02-13): XXXX received PCCD and LOE.

Seller Comment (2025-02-13): (Rate Lock) Correct CD was provided please review

Reviewer Comment (2025-02-10): XXXX PCCD shows non-escrow amounts in the incorrect section on page 4. non-escrow amounts should be noted in lower portion of page 4 and include dollar amount.

Seller Comment (2025-02-07): (Rate Lock) Corrected PCCD provided

Reviewer Comment (2025-02-05): PCCD Provided corrected the checkmarks on page 4 to remove the checkmark from the will have escrow box and checks the will not have escrow box XXXXg with the reason box checked.  However, the non escrowed property costs in year one on the will have escrow box was not removed and the estimated property costs over year 1 on the will not have escrow box was not completed.  Please provide LOE and corrected PCCD removing the XXXX non-escrowed property costs in the Will Have Escrow box and disclosing this amount as Estimated Property Costs over Year 1 under the applicable Will NOT have Escrow section of the escrow table on page 4.

Seller Comment (2025-02-04): (Rate Lock) PCCD provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account	Reviewer Comment (2025-02-13): XXXX received PCCD and LOE.

Seller Comment (2025-02-13): (Rate Lock) Correct CD was provided please review

Reviewer Comment (2025-02-12): XXXX received LOE to borrower dated XXXX that states attached is Corrected CD.  However, no Corrected CD was attached related to this LOE to borrower.  Please provide the Corrected CD with corrections.

Seller Comment (2025-02-11): (Rate Lock) Please review the new CD that was provided XXXX, that shows the correct amount in the correct area with the LOE.

Reviewer Comment (2025-02-10): XXXX PCCD shows non-escrow amounts in the incorrect section on page 4. non-escrow amounts should be noted in lower portion of page 4 and include dollar amount.

Seller Comment (2025-02-07): (Rate Lock) Corrected PCCD provided

Reviewer Comment (2025-02-05): PCCD Provided corrected the checkmarks on page 4 to remove the checkmark from the will have escrow box and checks the will not have escrow box XXXXg with the reason box checked.  However, the non escrowed property costs in year one on the will have escrow box was not removed and the estimated property costs over year 1 on the will not have escrow box was not completed.  Please provide LOE and corrected PCCD removing the XXXX non-escrowed property costs in the Will Have Escrow box and disclosing this amount as Estimated Property Costs over Year 1 under the applicable Will NOT have Escrow section of the escrow table on page 4.

Seller Comment (2025-02-04): (Rate Lock) PCCD provided
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan program is a 24 month bank statement program and the file only contains 23 statements. The XXXX statement for XXXX acct XXXX is missing from the file.				Reviewer Comment (2025-01-27): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy is due to the XXXX statement for XXXX acct XXXX is missing from the file.				Reviewer Comment (2025-01-27): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan program is a 24 month bank statement program and the file only contains 23 statements. The XXXX statement for XXXX acct XXXX is missing from the file..				Reviewer Comment (2025-01-27): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112260	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan program is a 24 month bank statement program and the file only contains 23 statements. The XXXX statement for XXXX acct XXXX is missing from the file.				Reviewer Comment (2025-01-27): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112264	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2025-01-21): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX Seller Comment (2025-01-07): (Rate Lock) App date is after initial disaster declaration. Please downgrade to EV2 and waive.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/2XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112264	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX, Address: XXXX Pl, XXXXXXXX Insurance Verification Statement	The evidence of the Insurance coverage and premium is missing from the loan file.				Reviewer Comment (2025-01-24): Mortgage Statement received for XXXX Pl, XXXXXXXX and Insurance Verification received for XXXX, XXXXXXXX. Exception cleared. Seller Comment (2025-01-22): (Rate Lock) Docs provided Reviewer Comment (2025-01-21): Missing mortgage statement verifying PITI included in payment. Only have payment listed on credit report and bank statement but unable to verify if that payment is PITI. Seller Comment (2025-01-10): (Rate Lock) Taxes and insurance are escrowed, the HOI statement is not needed.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/2XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112264	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Evidence of the Business start date completed within 10 business days prior to Note is missing from the loan file.				Reviewer Comment (2025-01-21): Third part verification provided Seller Comment (2025-01-14): (Rate Lock) The provided is a 3rd party VOE showing open with address for business. Reviewer Comment (2025-01-10): Exception Remains - Provide the verification of business existence of self-employed from a third party, such as a CPA letter, regulatory agency, or the applicable licensing bureau is required with ownership of the business, within 120 days of the note date. Seller Comment (2025-01-07): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/2XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112264	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-10): Exception cleared - For the Business XXXX ins DBA we have operating agreement already associated in clarity. Seller Comment (2025-01-07): (Rate Lock) Not needed as statements are personal accounts	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/2XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112263	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence of when the Borrower received a copy of the appraisal is missing from the loan file.				Reviewer Comment (2024-12-31): Delivery provided, exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112263	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Evidence of when the Borrower received a copy of the appraisal is missing from the loan file.				Reviewer Comment (2024-12-31): Delivery provided, exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112263	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	Evidence of when the Borrower received a copy of the appraisal is missing from the loan file.				Reviewer Comment (2024-12-31): Waiver provided, exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112263	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for Borrower owning 22% of the Business when 25% is required per the Guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	5+ years on job. Residual income is > XXXX. DTI is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2024-11-27): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document that the Borrower is 100% owner of the business (XXXX) that funds were used for closing/reserves.	Reviewer Comment (2025-02-03): Documents received, system cleared

Seller Comment (2025-01-27): (Rate Lock) Proof provided borrower is only incorporator and owns 100% of business. No access to funds needed

Reviewer Comment (2025-01-23): Please provide evidence that borrower have access in XXXX's funds. Exception remains.

Seller Comment (2025-01-21): (Rate Lock) Proof borrower is incorporator of XXXX

Reviewer Comment (2025-01-17): The loan file does not document that the Borrower is 100% owner of the business (XXXX) that funds were used for closing/reserves. Exception remains

Seller Comment (2025-01-15): (Rate Lock) Proof borrower is 100% owner
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document that the Borrower is 100% owner of the business (XXXX) that funds were used for closing/reserves.	Reviewer Comment (2025-02-03): Documents received, system cleared

Seller Comment (2025-01-27): (Rate Lock) Proof provided borrower is only incorporator and owns 100% of business. No access to funds needed

Reviewer Comment (2025-01-23): Please provide evidence that borrower have access in XXXX's funds. Exception remains.

Seller Comment (2025-01-21): (Rate Lock) Proof borrower is incorporator of XXXX

Reviewer Comment (2025-01-17): The loan file does not document that the Borrower is 100% owner of the business (XXXX) that funds were used for closing/reserves. Exception remains

Seller Comment (2025-01-15): (Rate Lock) Proof borrower is 100% owner
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112265	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document that the Borrower is 100% owner of the business (XXXX) that funds were used for closing/reserves.	Reviewer Comment (2025-02-03): Documents received, system cleared

Seller Comment (2025-01-27): (Rate Lock) Proof provided borrower is only incorporator and owns 100% of business. No access to funds needed

Reviewer Comment (2025-01-23): Please provide evidence that borrower have access in XXXX's funds. Exception remains.

Seller Comment (2025-01-21): (Rate Lock) Proof borrower is incorporator of XXXX

Reviewer Comment (2025-01-17): The loan file does not document that the Borrower is 100% owner of the business (XXXX) that funds were used for closing/reserves. Exception remains

Seller Comment (2025-01-15): (Rate Lock) Proof borrower is 100% owner
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112265	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	The loan file does not document that the Borrower is 100% owner of the business (XXXX) that funds were used for closing/reserves.	Reviewer Comment (2025-02-03): Documents received, system cleared

Seller Comment (2025-01-27): (Rate Lock) Proof provided borrower is only incorporator and owns 100% of business. No access to funds needed

Reviewer Comment (2025-01-23): Please provide evidence that borrower have access in XXXX's funds. Exception remains.

Seller Comment (2025-01-21): (Rate Lock) Proof borrower is incorporator of XXXX

Reviewer Comment (2025-01-17): The loan file does not document that the Borrower is 100% owner of the business (XXXX) that funds were used for closing/reserves. Exception remains

Seller Comment (2025-01-15): (Rate Lock) Proof borrower is 100% owner
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112268	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statement Guidelines Number of Bank Statements Requirement not met	Ability to Repay (Dodd-Frank 2014): The number of bank statements provided for borrower's bank statement income was less than the number required by guidelines. (XXXX,XXXX XXXXs/Bank Statements)					Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors provided. Reviewer Comment (2024-12-24): Regraded to EV2-B based on lender exception with sufficient compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112268	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. A valid COC or sufficient cure was not provided.				Reviewer Comment (2025-01-16): XXXX received PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2025-01-15): (Rate Lock) Check and PCCD	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112268	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Less than 24 months of self-employment. However, borrower has a history of working in current line of work.				Reviewer Comment (2024-12-24): Loan is NonQM.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112268	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		An account used to qualify does not have 12 months of statements provided.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112268	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower not self employed for 2 years.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112268	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower not self employed for 2 years.				Reviewer Comment (2024-12-24): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112266	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is an agent and waiving her commission, so seller is crediting 2.5% of the purchase price to the buyers. Credit was applied to the down payment and the total credit exceeded the closing costs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points. Owned current residence for 13 years. 0x30x12 housing history Conservative use of credit or minimal use of revolving credit.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-20): (Rate Lock) Exception updated to reflect additional comp factors: Purchase of primary Owned current residence for the past 13 years SE 16 years Rev credit utilization is under 30% Clear credit history, no derogatory Reviewer Comment (2024-12-19): Please provide additional compensating factors for consideration of downgrading/waiving exception as DTI is not at least 5% below guideline minimum and loan file only contains a 12 month housing history (comp factor 0x30x24).	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112266	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML) XXXX Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	XXXX Higher-Priced Mortgage Loan: APR on subject loan of 8.20749% or Final Disclosure APR of 8.51300% is equal to or greater than the threshold of APOR 6.78% + 1.5%, or 8.28000%. Compliant Higher Priced Loan.					Reviewer Comment (2025-01-24): Client elects to waive. Seller Comment (2025-01-14): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112266	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max LTV for a rural property with 10.00 acres is 80%. LTV for subject is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points. Owned current residence for 13 years. 0x30x12 housing history Conservative use of credit or minimal use of revolving credit.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors provided.

Reviewer Comment (2024-12-26): Lender Exception approval document is not received for LTV discrepancy. Exception Remains.

Seller Comment (2024-12-20): (Rate Lock) Exception updated to reflect additional comp factors: Purchase of primary
Owned current residence for the past 13 years
SE 16 years
Rev credit utilization is under 30%
Clear credit history, no derogatory

Reviewer Comment (2024-12-19): Please provide additional compensating factors for consideration of downgrading/waiving exception as DTI is not at least 5% below guideline minimum and loan file only contains a 12 month housing history (comp factor 0x30x24).
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112266	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Max LTV for a rural property with 10.00 acres is 80%. LTV for subject is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points. Owned current residence for 13 years. 0x30x12 housing history Conservative use of credit or minimal use of revolving credit.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors provided.

Reviewer Comment (2024-12-26): Lender Exception approval document is not received for CLTV discrepancy. Exception Remains.

Seller Comment (2024-12-20): (Rate Lock) Exception updated to reflect additional comp factors: Purchase of primary
Owned current residence for the past 13 years
SE 16 years
Rev credit utilization is under 30%
Clear credit history, no derogatory

Reviewer Comment (2024-12-19): Please provide additional compensating factors for consideration of downgrading/waiving exception as DTI is not at least 5% below guideline minimum and loan file only contains a 12 month housing history (comp factor 0x30x24).
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112266	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-09): Documents provided. Exception cleared by system. Reviewer Comment (2025-01-09): Underwriter summary provided for verification. Cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112266	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-09): Documents provided. Exception cleared by system.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112266	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-09): Documents provided. Exception cleared by system.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112266	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-09): Underwriter summary provided for verification. Cleared. Reviewer Comment (2024-12-27): Exception remains. Received letter of explanation, however need the letter from CPA.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112447	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)	Final CD populated fees in the Escrowed table, yet the loan did not have escrows.				Reviewer Comment (2024-12-26): Cured prior to discovery.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112447	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are overdisclosed. (Final/XXXX)	Final CD populated fees in the Escrowed table, yet the loan did not have escrows.				Reviewer Comment (2024-12-26): Cured prior to discovery.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112447	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final CD the Escrowed table with amounts, yet the loan did not have escrows.				Reviewer Comment (2024-12-26): Cured prior to discovery.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112447	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final CD the Escrowed table with amounts, yet the loan did not have escrows.				Reviewer Comment (2024-12-26): Cured prior to discovery.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112267	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the subject property being identified as an agricultural property. The appraisal reflects no zoning and can be rebuilt as is, the appraisal confirms the subject property is not a working farm, there is no income producing agricultural use. The Title reflects agriculture exemption for taxes.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112501	XXXX	XXXX	XXXX	XXXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2024-12-18): Received Seller Comment (2024-12-12): e-consent	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112269	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Properties that are not reporting on the borrowers personal credit report have not been included in the total obligation as they are under an LLC as borrower is not personally liable.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-01-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2025	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112269	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Articles of Organization for the state of XXXX is missing from the loan file.				Reviewer Comment (2025-02-06): Documents received, system cleared. Seller Comment (2025-02-04): (Rate Lock) Provided Reviewer Comment (2025-02-04): Articles of Organization for the state of XXXX is not received in file. Exception Remains. Seller Comment (2025-02-03): (Rate Lock) Proof sole member provided Reviewer Comment (2025-01-31): Document provided is for XXXX, Inc. we require for XXXX LLC exception remains. Seller Comment (2025-01-30): (Rate Lock) articles of incorporation provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX/2025	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112269	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-06): Waived per client request Seller Comment (2025-01-30): (Rate Lock) Lender accepts the eV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2025	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112270	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-01-17): Waived per client request. Seller Comment (2025-01-05): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/09/2024	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112270	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XXXX)	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.				Reviewer Comment (2025-01-22): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-01-20): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	12/09/2024	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112270	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX					Reviewer Comment (2025-01-17): Documents received, system cleared. Seller Comment (2025-01-05): (Rate Lock) 1008 with XXXX comments provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/09/2024	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112271	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-01-15): Waived per clients request. Seller Comment (2025-01-02): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112272	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance reflects House number as XXXX, Note reflect house number as only XXXX.				Reviewer Comment (2025-01-06): Hazard insurance with corrected address received and updated. Exception cleared Seller Comment (2025-01-02): (Rate Lock) doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112272	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.					Reviewer Comment (2024-12-29): Waived per client request. Seller Comment (2024-12-16): (Rate Lock) Accept the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/05/2024	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112273	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Notice Of Default reflected in file on XXXX last reported days late and 26x150 days and 1x120 days and 28x90 days late and 4x30 days and 2x60 days late. Per the Guidelines there is a 4 year wait period since last date brought current.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income is at least XXXX. DTI is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2024-12-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112273	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Notice Of Default reflected in file on XXXX last reported days late and 26x150 days and 1x120 days and 28x90 days late and 4x30 days and 2x60 days late. Per the Guidelines there is a 4 year wait period since last date brought current.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income is at least XXXX. DTI is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2024-12-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112273	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX					Reviewer Comment (2024-12-20): 1008 with comments provided. Seller Comment (2024-12-16): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112274	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM				Reviewer Comment (2025-01-28): Closing Statement with disbursement date provided. Seller Comment (2025-01-27): (Rate Lock) Final SS showing loan disbursed XXXX and is compliant with signing XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112274	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX incorrectly disclosed the reason for the escrow waiver on page 4.				Reviewer Comment (2025-01-28): XXXX Received Corrected PCCD and LOE. Seller Comment (2025-01-27): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112274	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	The Initial LE reflects a Lender Credit of $XXXX and the Loan Estimate issued on XXXX reflects a decrease of the Lender Credit to $XXXX, due to an escrow waiver repricing.				Reviewer Comment (2025-01-28): XXXX received valid changed circumstance. Seller Comment (2025-01-27): (Rate Lock) CIC provided showing change due to waiving impounds	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112274	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception to waive the Letter of Explanation from the other Business owners as the Borrower owns 96% and not 100%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112279	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Consumer Credit Code (First Lien Refinance Notice Not Provided)	XXXX Consumer Credit Code: Borrower not provided First Lien Refinance Notice.	Borrower not provided First Lien Refinance Notice.				Reviewer Comment (2025-01-15): Waived per client request Seller Comment (2025-01-02): (Rate Lock) Accept the EV2 and wish to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112279	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)					Reviewer Comment (2025-01-02): XXXX received disclosure tracking suffice. Seller Comment (2025-01-02): (Rate Lock) LE was sent via fulfillment to the borrower in the mail.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112279	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-12-30): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-18): Delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.					Reviewer Comment (2024-12-18): Disclosure provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 4 of the CD reflects there are No Escrows as the borrower declined them, yet the loan is escrowing for Flood Insurance as indicated on Page 1 and 2. Corrected CD required.				Reviewer Comment (2024-12-16): XXXX received Letter of Explanation & Corrected Closing Disclosure.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 4 of the CD reflects there are No Escrows as the borrower declined them, yet the loan is escrowing for Flood Insurance as indicated on Page 1. Corrected CD required.				Reviewer Comment (2024-12-16): XXXX received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-12-13): XXXX received XXXX Corrected CD. Missing copy of LOE to borrower which accompanied to finalize cure	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final/XXXX)	Page 1 and 2 of the CD reflected Flood Insurance was escrowed, however page 4 of the CD states there were No Escrows due to borrower declining them. Corrected CD required.				Reviewer Comment (2024-12-30): Client elects to Waive. Reviewer Comment (2024-12-24): Corrected CD reflects the Flood Ins in "Other" on page 1 Estimated Taxes, Insurance & Assessments and should have been disclosed in the Homeowner's Insurance section as "Some". As such, exceptions has been graded as EV2.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112450	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Flood Disclosure required to be provided at least 10 days prior to closing, or XXXX. Disclosure not sent to borrower until XXXX. Provide XXXXier copy and evidence of it being provided to the borrower.				Reviewer Comment (2024-12-30): Client elects to Waive. Reviewer Comment (2024-12-18): Flood Disclosure required to be provided at least 10 days prior to closing, or XXXX. Disclosure not sent to borrower until XXXX. Provide XXXXier copy and evidence of it being provided to the borrower.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112449	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower not provided in file.				Reviewer Comment (2024-12-10): Documentation provided. Cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112449	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	Verification appraisal was delivered to borrower not provided in file.				Reviewer Comment (2024-12-10): Documentation provided. Cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112276	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide page 1 of the XXXX tax transcripts in file. Year for reporting and date pulled missing from the file.				Reviewer Comment (2024-12-29):XXXX transcript provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112276	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Loan file missingXXXX tax transcripts.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112276	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	XXXX - Loan file missing XXXX tax transcripts.				Reviewer Comment (2024-12-13): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112276	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	XXXX - Loan file missing XXXX tax transcripts.				Reviewer Comment (2024-12-13): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112276	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	XXXX - Loan file missing XXXX tax transcripts.				Reviewer Comment (2024-12-13): System cleared after Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112276	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX 1099 Transcript (XXXX)	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-13): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112277	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-12-19): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	12/02/2024	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112277	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The final 1003 reflects Borrower has resided at current residence for 5 years however, VOR in file only reflects Borrower renting since XXXXXXXX.				Reviewer Comment (2025-01-23): Corrected VOR provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/02/2024	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112448	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/0XXXX)	Appraisal report dated 11/0XXXX missing evidence of receipt.				Reviewer Comment (2025-01-02): Received	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	11/23/2024	XXXX	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112448	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Final Lender Credit Fee increased from -XXXX to $-XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-12-30): XXXX received a valid COC.

Reviewer Comment (2024-12-25): XXXX reviewed COC dated XXXX for Loan amount changed, however in case when loan amount changes the lender credit change should be proportionate to the loan amount change, and if change is not proportionate there should be additional information that explains change in borrower eligibility change such as did not qualify for current product, or DTI increased, or FICO score decreased. Though an LTV XXXX change, the information did not state that there was a pricing/product/program change.  Please provide additional information to support a valid changed circumstance reason for the pricing decrease

Seller Comment (2024-12-23): (Rate Lock) We already provided COC, please revisit the closing package and refer to page 613.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/23/2024	XXXX	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112278	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX without a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-09): XXXX Received Corrected PCCD, LOE and True and certified final statement reducing the recording fees. Reviewer Comment (2025-01-06): XXXX received Final SS by reducing the recording fee. However, we would also require Post CD XXXXg with LOX as per the Final SS in order to clear the exception. Seller Comment (2025-01-03): (Rate Lock) Final SS provided showing recording fees reduced to XXXX. Borrower would have been reimbursed the money back for the decrease, as this is a dry state and fees can change.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112278	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender requested exception for Purchase of Primary residence with a non-occupying borrower. Requesting exception to allow an occupying borrower DTI exceeds 60%(115%). Occupying borrower currently lives rent free with Non-occupying borrower.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/05/2024	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112281	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Property is a XXXX. All comps are similar XXXX type of properties and value is supported.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112283	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX,XXXXTax Verification	Tax Verification missing for address XXXX, XXXXXXXX				Reviewer Comment (2024-12-23): Tax certificate provided exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112283	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Tax Verification missing for address XXXX, XXXXXXXX-Exception already raised for same				Reviewer Comment (2024-12-23): Tax certificate provided exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112152	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2025-01-10): Provided. Cleared. Seller Comment (2024-12-30): The secondary valuation has been provided.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	C	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112152	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2025-01-10): Cleared. Seller Comment (2024-12-30): Disagree. Each appraisal was emailed to the borrower within the 3 day requirement. A screen shot of XXXX's loan operating system showing the received dates of the appraisals and the dates they were emailed to the borrower XXXXg with a copy of each dated cover letter has been provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	C	A	A	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112502	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2025-01-07): Provided. Cleared. Seller Comment (2024-12-30): XXXX has never asked for a Final title policy, since FTP usually take up to 30 days post closing to be completed. We would not be able to complete this trade on time. XXXX has always accepted Title Commitment and supplement, schedule A. Providing this to clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112502	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.					Reviewer Comment (2025-01-07): Provided. Cleared. Seller Comment (2024-12-30): XXXX disclosure Seller Comment (2024-12-30): Providing XXXX Disclosure tracking details report that confirms the Unified Business Purpose Disclosure, that includes ECOA - Right to Rec copy of Appraisal was emailed to the borrower within 3 days of application. Uploading this disclosure as well.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112282	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain an explanation on the previous rent free property located on XXXX to determine if the additional requriements needed to be applied due to Borrower not having 12 month Housing History.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-29): Lender Exception with Compensating Factors. Seller Comment (2024-12-17): (Rate Lock) Exception added, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112286	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 705 FICO Paying off existing mortgage and five privately held mortgages.	XXXX	Reviewer Comment (2025-01-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/04/2025	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112286	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 705 FICO Paying off existing mortgage and five privately held mortgages.	XXXX	Reviewer Comment (2025-01-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/04/2025	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112286	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.46 is less than Guideline PITIA months reserves of 6.00.	Provided reserves to cover insufficient cash from borrower.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 705 FICO Paying off existing mortgage and five privately held mortgages.	XXXX	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-07): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/04/2025	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112286	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 2.46 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-02-07): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/04/2025	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112286	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use all 4 business bank statements when guideline max is 2.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 705 FICO Paying off existing mortgage and five privately held mortgages.	XXXX	Reviewer Comment (2025-01-21): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/04/2025	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112286	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated PITIA months reserves of 2.46 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-02-07): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/04/2025	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112286	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated PITIA months reserves of 2.46 is less than Guideline PITIA months reserves of 6.00.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 705 FICO Paying off existing mortgage and five privately held mortgages.	XXXX	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-07): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/04/2025	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112285	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy did not reflect any coverage amount.				Reviewer Comment (2025-01-15): Waived per client request. Seller Comment (2025-01-03): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112285	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure did not reflect reason for not having an escrow account.				Reviewer Comment (2025-01-09): XXXX Received Corrected PCCD and LOE. Seller Comment (2025-01-08): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112285	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.57 is less than Guideline PITIA months reserves of 12.00.	Assets insufficient to satisfy the minimum reserve requirement of 12 months.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has been employed in the same industry for more than 5 years. Miscellaneous	Lender Exception with Compensating Factors. FICO exceeds guidelines by at least 40 points. Lender Exception with Compensating Factors. DTI under 43%	XXXX	Reviewer Comment (2025-01-15): Lender Exception with Compensating Factors. Seller Comment (2025-01-10): (Rate Lock) Updated CFs provided Reviewer Comment (2024-12-11): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112285	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to borrower having insufficient assets to satisfy 12 months reserve requirement.				Reviewer Comment (2025-01-15): Lender Exception with Compensating Factors, system cleared Seller Comment (2025-01-10): (Rate Lock) Updated CFs provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112285	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower has insufficient assets to satisfy 12 months reserve requirement.				Reviewer Comment (2025-01-15): Lender Exception with Compensating Factors, system cleared Seller Comment (2025-01-10): (Rate Lock) Updated CFs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112287	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-21): 1008 reflects alerts addressed, exception cleared. Seller Comment (2025-01-08): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112284	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.				Reviewer Comment (2025-01-04): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112290	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	The CPA has written a letter stating the Borrower cannot use more than XXXX,000.00 of Buisness funds. Taking this into consideration, the reserves are short the requried 12 months.				Reviewer Comment (2025-01-07): Exception cleared - Sufficient assets available in file. Seller Comment (2025-01-03): (Rate Lock) Reserves are coming from the XXXX, which the CPA states use of funds has no impact. The CPA letter referencing the XXXX,000 is a different business.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112290	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The CPA has written a letter stating the Borrower cannot use more than XXXX,000.00 of Buisness funds. Taking this into consideration, the reserves are short the requried 12 months.				Reviewer Comment (2025-01-07): Exception cleared - Sufficient assets available in file. Seller Comment (2025-01-03): (Rate Lock) Reserves are coming from the XXXX, which the CPA states use of funds has no impact. The CPA letter referencing the XXXX,000 is a different business.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112290	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The CPA has written a letter stating the Borrower cannot use more than XXXX,000.00 of Buisness funds. Taking this into consideration, the reserves are short the requried 12 months.				Reviewer Comment (2025-01-07): Exception cleared - Sufficient assets available in file. Seller Comment (2025-01-03): (Rate Lock) Reserves are coming from the XXXX, which the CPA states use of funds has no impact. The CPA letter referencing the XXXX,000 is a different business.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112290	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2025-01-15): Waived per client request Seller Comment (2025-01-03): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112289	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence of XXXXier receipt missing from file.				Reviewer Comment (2025-01-16): Waived per client request. Seller Comment (2025-01-03): (Rate Lock) Lender accepts and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112289	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/XXXX)	Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.				Reviewer Comment (2025-01-10): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-01-09): (Rate Lock) PCCD and loe provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112289	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file only documents 1 month of rental income receipt for REO when 3 months is required.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112289	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Down payment came from borrowers real estate commission.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112289	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrower's business has been reinstated or the Borrower's ownership percentage. The loan file only documents 1 month of rental income receipt for REO when 3 months is required.	Reviewer Comment (2025-01-23): Exception cleared - Received CPA letter for ownership and business entity showing active business & reinstatement is approved.

Seller Comment (2025-01-21): (Rate Lock) 1. Proof borrower is 100% owner provided, as per cert of organization where it has all members listed.
2. The filing history shows reinstated filed and effective date as of XXXX and approved. This is sufficient that the borrower was actively re-instated prior to closing.

Reviewer Comment (2025-01-16): Only proof borrower paid XXXX fee for application fee for business reinstatement .  CPA letter (page 435/D0643) states borrower has been unsuccessful at reinstating business XXXXg with business entity (page 436 / D0385) showing business is inactive and letter dated XXXX from borrower stating the state of XXXX is two months behind reviewing paperwork.  Still need proof XXXX LLC has been reinstated XXXXg with CPA letter stating borrowers percentage of ownership as there is no documents providing stating borrowers percentage of ownership in XXXX LLC.

Seller Comment (2025-01-15): (Rate Lock) Please advise where the name discrepancy is and what it should be.

Reviewer Comment (2025-01-13): Exception Remains - Required CPA letter to confirm ownership percentage of borrower for business XXXX LLC. Provided Article of associated does not verify borrower name accurately. Reinstatement document is not acceptable.

Seller Comment (2025-01-08): (Rate Lock) Reinstatement document shows borrower as the owner. Please clear

Reviewer Comment (2025-01-07): Exception Remains - Required CPA letter to confirm ownership percentage of borrower for business XXXX LLC. Provided Article of associated does not verify borrower name accurately.

Seller Comment (2025-01-03): (Rate Lock) Proof borrower owns 100% as no other managers listed; and receipt of re-instatement from XXXX
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112289	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrower's business has been reinstated or the Borrower's ownership percentage. The loan file only documents 1 month of rental income receipt for REO when 3 months is required.	Reviewer Comment (2025-01-23): Exception cleared - Received CPA letter for ownership and business entity showing active business & reinstatement is approved.

Reviewer Comment (2025-01-16): Only proof borrower paid XXXX fee for application fee for business reinstatement .  CPA letter (page 435/D0643) states borrower has been unsuccessful at reinstating business XXXXg with business entity (page 436 / D0385) showing business is inactive and letter dated XXXX from borrower stating the state of XXXX is two months behind reviewing paperwork.  Still need proof XXXX LLC has been reinstated XXXXg with CPA letter stating borrowers percentage of ownership as there is no documents providing stating borrowers percentage of ownership in XXXX LLC.

Seller Comment (2025-01-15): (Rate Lock) Please advise where the name discrepancy is and what it should be.

Reviewer Comment (2025-01-13): Exception Remains - Required CPA letter to confirm ownership percentage of borrower for business XXXX LLC. Provided Article of associated does not verify borrower name accurately. Reinstatement document is not acceptable.

Seller Comment (2025-01-08): (Rate Lock) Reinstatement document shows borrower as the owner. Please clear

Reviewer Comment (2025-01-07): Exception Remains - Required CPA letter to confirm ownership percentage of borrower for business XXXX LLC. Provided Article of associated does not verify borrower name accurately.

Seller Comment (2025-01-03): (Rate Lock) Proof borrower owns 100% as no other managers listed; and receipt of re-instatement from XXXX
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112289	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrower's business has been reinstated or the Borrower's ownership percentage. The loan file only documents 1 month of rental income receipt for REO when 3 months is required.	Reviewer Comment (2025-01-23): Exception cleared - Received CPA letter for ownership and business entity showing active business & reinstatement is approved.

Seller Comment (2025-01-21): (Rate Lock) 1. Proof borrower is 100% owner provided, as per cert of organization where it has all members listed.
2. The filing history shows reinstated filed and effective date as of XXXX and approved. This is sufficient that the borrower was actively re-instated prior to closing.

Reviewer Comment (2025-01-16): Only proof borrower paid XXXX fee for application fee for business reinstatement .  CPA letter (page 435/D0643) states borrower has been unsuccessful at reinstating business XXXXg with business entity (page 436 / D0385) showing business is inactive and letter dated XXXX from borrower stating the state of XXXX is two months behind reviewing paperwork.  Still need proof XXXX LLC has been reinstated XXXXg with CPA letter stating borrowers percentage of ownership as there is no documents providing stating borrowers percentage of ownership in XXXX LLC.

Seller Comment (2025-01-15): (Rate Lock) Please advise where the name discrepancy is and what it should be.

Reviewer Comment (2025-01-13): Exception Remains - Required CPA letter to confirm ownership percentage of borrower for business XXXX LLC. Provided Article of associated does not verify borrower name accurately. Reinstatement document is not acceptable.

Seller Comment (2025-01-08): (Rate Lock) Reinstatement document shows borrower as the owner. Please clear

Reviewer Comment (2025-01-07): Exception Remains - Required CPA letter to confirm ownership percentage of borrower for business XXXX LLC. Provided Article of associated does not verify borrower name accurately.

Seller Comment (2025-01-03): (Rate Lock) Proof borrower owns 100% as no other managers listed; and receipt of re-instatement from XXXX
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112289	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document the Borrower's business has been reinstated or the Borrower's ownership percentage. The loan file only documents 1 month of rental income receipt for REO when 3 months is required.	Reviewer Comment (2025-01-23): Exception cleared - Received CPA letter for ownership and business entity showing active business & reinstatement is approved.

Seller Comment (2025-01-21): (Rate Lock) 1. Proof borrower is 100% owner provided, as per cert of organization where it has all members listed.
2. The filing history shows reinstated filed and effective date as of XXXX and approved. This is sufficient that the borrower was actively re-instated prior to closing.

Reviewer Comment (2025-01-16): Only proof borrower paid XXXX fee for application fee for business reinstatement .  CPA letter (page 435/D0643) states borrower has been unsuccessful at reinstating business XXXXg with business entity (page 436 / D0385) showing business is inactive and letter dated XXXX from borrower stating the state of XXXX is two months behind reviewing paperwork.  Still need proof XXXX LLC has been reinstated XXXXg with CPA letter stating borrowers percentage of ownership as there is no documents providing stating borrowers percentage of ownership in XXXX LLC.

Seller Comment (2025-01-15): (Rate Lock) Please advise where the name discrepancy is and what it should be.

Reviewer Comment (2025-01-13): Exception Remains - Required CPA letter to confirm ownership percentage of borrower for business XXXX LLC. Provided Article of associated does not verify borrower name accurately. Reinstatement document is not acceptable.

Seller Comment (2025-01-08): (Rate Lock) Reinstatement document shows borrower as the owner. Please clear

Reviewer Comment (2025-01-07): Exception Remains - Required CPA letter to confirm ownership percentage of borrower for business XXXX LLC. Provided Article of associated does not verify borrower name accurately.

Seller Comment (2025-01-03): (Rate Lock) Proof borrower owns 100% as no other managers listed; and receipt of re-instatement from XXXX
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112289	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX,XXXX					Reviewer Comment (2025-01-16): Documents received, system cleared. Seller Comment (2025-01-08): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112291	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2024-12-19): 1008 provide addressing issues.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/2XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112288	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report date is XXXX, which is not 3 business days prior to consummation, and report could not have been received 3 business days prior. Exception is an EV2 and can be elected to waive.				Reviewer Comment (2025-01-15): Waived per client request. Seller Comment (2025-01-02): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112288	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-15): Account was not used to qualify. Seller Comment (2025-01-02): (Rate Lock) Not needed as the cash back on the con-current file of $XXXX is sufficient for reserves on this file and cash to close. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112294	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-15): PDI report provided dated after disaster declaration date with no damages reported from disaster. Seller Comment (2025-02-11): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/22/2025	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-28): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	01/22/2025	XXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112294	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Credit Report Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2025-01-28): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	01/22/2025	XXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112296	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose the reason for no escrow account.				Reviewer Comment (2025-01-14): XXXX Received Corrected PCCD and LOE. Seller Comment (2025-01-13): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112296	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX,XXXX					Reviewer Comment (2025-01-23): Documents received, system cleared. Seller Comment (2025-01-13): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112293	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Vesting is in Borrowers name as Trustee of XXXX, dated XXXX XXXX. Trust Agreement and/or Certification is missing from file.				Reviewer Comment (2025-01-06): Exception Cleared - Received Trust Agreement for XXXX associated the same.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112295	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		YTD income for 1099 income was verified via bank statements instead of XXXX due to change in income platform, guidelines require XXXX income to be used.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112295	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The subject DTI of 47.72% exceeds guidelines for a first time homebuyer of 45%.				Reviewer Comment (2025-01-08): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112295	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.72795% moderately exceeds the guideline maximum of XXXX%. (DTI Exception is eligible to be regraded with compensating factors.)	The subject DTI of 47.72% exceeds guidelines for a first time homebuyer of 45%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112295	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The subject DTI of 47.72% exceeds guidelines for a first time homebuyer of 45%.				Reviewer Comment (2025-01-08): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112295	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The subject DTI of 47.72% exceeds guidelines for a first time homebuyer of 45%.				Reviewer Comment (2025-01-08): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112295	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.72795% exceeds Guideline total debt ratio of XXXX000%.	The subject DTI of 47.72% exceeds guidelines for a first time homebuyer of 45%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112295	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The subject DTI of 47.72% exceeds guidelines for a first time homebuyer of 45%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112292	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2024-12-19): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	A	A	B	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112292	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2025-01-06): Secondary valuation received and associated. Exception Cleared.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	A	A	B	A	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112298	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Borrower does not meet maximum LTV of 80% as required by guidelines for living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/03/2025	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112298	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Borrower does not meet maximum CLTV of 80% as required by guidelines for living rent free.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/03/2025	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112298	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 5.82% is less than Guideline required borrower's own funds of 10.00%.	Borrower does not meet required borrower minimum contribution of 10%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/03/2025	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112503	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 Initial - Lender's is not provided.				Reviewer Comment (2025-01-21): 1003 provided, exception cleared. Seller Comment (2025-01-14): Initial 1003s signed	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/06/2025	XXXX	Investment	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112503	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.				Reviewer Comment (2025-01-21): Lender acknowledges and elects to waive. Reviewer Comment (2025-01-21): Regraded to EV2-B as loan is exempt from federal state and local high cost testing. Seller Comment (2025-01-17): When you down grade this to a grade 2, we will elect to waive and close out the EV2 Seller Comment (2025-01-14): Final settlement statement signed at closing.	XXXX	XXXX	XXXX	2	D	B	D	B	D	B	D	B	D	B	01/06/2025	XXXX	Investment	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112503	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is marked rural which is ineligible per guidelines for an investment property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. Mortgage history 4+ years 0x30.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors. Seller Comment (2025-01-14): Credit exception Reviewer Comment (2025-01-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/06/2025	XXXX	Investment	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112299	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2025-01-15): Documents received, system cleared Seller Comment (2025-01-15): (Rate Lock) Exception approved for this, please review Reviewer Comment (2025-01-10): CDA provided is post the note date exception remains.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112299	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-15): HOI is not a match on XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112299	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Closing Disclosure in file does not reflect the additional $XXXX in gift funds.				Reviewer Comment (2025-01-24): Verified only two gifts provided Reviewer Comment (2025-01-15): Final CD is still not showing additional $XXXX gift. There are a total of three gift letters in file. $XXXX and only two gift funds stated on final CD.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112299	XXXX	XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal						Reviewer Comment (2025-01-15): Appraisal and CDA effective dates are both XXXX.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112299	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.99 is less than Guideline PITIA months reserves of 6.00.		Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 80% LTV	XXXX	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-13): (Rate Lock) Added to exception please review Reviewer Comment (2025-02-03): All the figures on the processor certification provide are the same figures we have except you are not including the XXXX appraisal fee POC and the $XXXX hazard premium POC which is causing the reserve shortage.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112299	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated PITIA months reserves of 4.99 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-13): (Rate Lock) Added to exception please review Reviewer Comment (2025-02-03): All the figures on the processor certification provide are the same figures we have except you are not including the XXXX appraisal fee POC and the $XXXX hazard premium POC which is causing the reserve shortage.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	A	A	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112299	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 4.99 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors. Seller Comment (2025-02-13): (Rate Lock) Added to exception please review Reviewer Comment (2025-02-03): All the figures on the processor certification provide are the same figures we have except you are not including the XXXX appraisal fee POC and the XXXX hazard premium POC which is causing the reserve shortage.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112299	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated PITIA months reserves of 4.99 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-02-13): (Rate Lock) Added to exception please review Reviewer Comment (2025-02-03): All the figures on the processor certification provide are the same figures we have except you are not including the XXXX appraisal fee POC and the XXXX hazard premium POC which is causing the reserve shortage.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112300	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX,XXXXStatement	The Mortgage statement reflecting the account is escrowed is missing from the loan file.				Reviewer Comment (2025-01-24): Exception cleared - REO document received and updated in clarity. Seller Comment (2025-01-21): (Rate Lock) REO provided Reviewer Comment (2025-01-02): Exception remains. Still need the mortgage Statement reflecting the Tax & Insurance are escrowed, for REO property at XXXX. St.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112300	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXrive, XXXX,XXXXStatement	The Mortgage statement reflecting the account is escrowed is missing from the loan file.	Reviewer Comment (2025-01-24): Exception cleared - REO document received and updated in clarity.

Seller Comment (2025-01-21): (Rate Lock) Final CD provided

Reviewer Comment (2025-01-02): As per final 1003, the monthly mortgage payment reflects as $XXXX which is the PI amount.  The provided approval document reflects the Proposed PITIA as $XXXX which is not matching with final 1003. Additionally, we have been provided with the tax and insurance document. Exception Remains.

Seller Comment (2024-12-30): (Rate Lock) This loan has not closed yet - attached the conditional approval to evidence the estimated PITIA
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112300	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence of when the Borrower received the Appraisal report is missing from the loan file.				Reviewer Comment (2025-01-26): Waived per client request. Seller Comment (2025-01-21): (Rate Lock) These are EV2 and we wish to have them waived. Reviewer Comment (2025-01-14): The final appraisal report was provided to borrower after consummation date and there is a copy of the initial appraisal report dated XXXX in file but there is no proof initial appraisal provided to borrower.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112300	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	Evidence of when the Borrower received the Appraisal report is missing from the loan file.				Reviewer Comment (2025-01-26): Waiver per client request Seller Comment (2025-01-21): (Rate Lock) These are EV2 and we wish to have them waived. Reviewer Comment (2025-01-14): The final appraisal report was provided to borrower after consummation date and there is a copy of the initial appraisal report dated XXXX in file but there is no proof initial appraisal provided to borrower.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112300	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-15): PDI reported provided that was dated after disaster declaration date with no damages report by disaster. Seller Comment (2025-02-11): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112451	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXXs					Reviewer Comment (2024-12-27): Fraud Report item Cleared by UW.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	11/2XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112452	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-12-27): Client elects to Waive.

Seller Comment (2024-12-18): (Rate Lock) Please waive this condition. thank you

Reviewer Comment (2024-12-17): Delivery provided of XXXX is dated prior to the most recent report in file dated XXXX. Please provide delivery of the XXXX appraisal. The exception is an EV2 which can be elected to waive.

Reviewer Comment (2024-12-17): Proof of appraisal delivery is dated XXXX which is for the initial appraisal which is not located in file and still missing proof of final appraisal report dated XXXX was delivered to borrower.  Exception remains EV2.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112452	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing document to evidence borrower ownership percentage of business.				Reviewer Comment (2024-12-17): Stock certificate and articles of incorp reflect Borrower as owner of all stock shares, exception cleared. Reviewer Comment (2024-12-17): Documents received, system cleared. Seller Comment (2024-12-09): (Rate Lock) UW: The documentation in the file supports 100% ownership. Borrower is incorporator of business which Articles of Inc states XXXX. The stock cert supports borrower is the owner of the XXXX. SOI states borrower is the CEO and only director of business.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112452	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to file missing document to evidence borrower ownership percentage of business.				Reviewer Comment (2024-12-17): Documents received, system cleared. Seller Comment (2024-12-09): (Rate Lock) UW: The documentation in the file supports 100% ownership. Borrower is incorporator of business which Articles of Inc states XXXX. The stock cert supports borrower is the owner of the XXXX. SOI states borrower is the CEO and only director of business.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112452	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	XXXX due to file missing document to evidence borrower ownership percentage of business.				Reviewer Comment (2024-12-17): Documents received, system cleared. Seller Comment (2024-12-09): (Rate Lock) UW: The documentation in the file supports 100% ownership. Borrower is incorporator of business which Articles of Inc states XXXX. The stock cert supports borrower is the owner of the XXXX. SOI states borrower is the CEO and only director of business.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112452	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Operating agreement	File is missing document to evidence borrower ownership percentage of business.				Reviewer Comment (2024-12-17): Documents received, system cleared. Seller Comment (2024-12-09): (Rate Lock) UW: The documentation in the file supports 100% ownership. Borrower is incorporator of business which Articles of Inc states XXXX. The stock cert supports borrower is the owner of the XXXX. SOI states borrower is the CEO and only director of business.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112452	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing document to evidence borrower ownership percentage of business.				Reviewer Comment (2024-12-17): Documents received, system cleared. Seller Comment (2024-12-09): (Rate Lock) UW: The documentation in the file supports 100% ownership. Borrower is incorporator of business which Articles of Inc states XXXX. The stock cert supports borrower is the owner of the XXXX. SOI states borrower is the CEO and only director of business.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112302	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file contains a phone listing an address for the borrower's business but does not list the title and lender's employee who obtained the information as required by guidelines.	Reviewer Comment (2025-01-14): Document provided reflecting confirmation of person who completed the business search, exception cleared.

Seller Comment (2025-01-06): (Rate Lock) Docs provided. No phone call was made, as this is not a guideline requirement. Sufficient VOE confirming business is open and operating within 10 business days of closing provided. Please clear.

Reviewer Comment (2025-01-06): Exception remains - As the document provided does not confirms telephone listing service member and title who confirmed the employment, date of the call and source of the phone number.

Seller Comment (2025-01-02): (Rate Lock) It was not a phone call, therefore no number used. The source was XXXX (mentioned on the form) completed by the UW XXXX (also mentioned on the form). This is a sufficient SE VOE.

Reviewer Comment (2024-12-18): Exception remains as the document provided does not confirms telephone listing service member and title who confirmed the employment, date of the call and source of the phone number.

Seller Comment (2024-12-16): (Rate Lock) VOE form provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112304	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)	Loan Estimate not delivered to Borrower within three business days of application.				Reviewer Comment (2024-12-23): XXXX received LOX for rebuttal response and initial disclosures sent via by mailed to borrower.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112304	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file only provides 12 months cancelled checks when purchasing from a landlord and 24 months is required per guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% less than the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-19): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112304	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX					Reviewer Comment (2025-01-09): Searches provided. Clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).					Reviewer Comment (2025-01-27): Documents received, system cleared. Seller Comment (2025-01-27): (Rate Lock) All conditions cleared, please clear	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2025-01-24): Waived per client request. Seller Comment (2025-01-15): (Rate Lock) Lender accepts the EV2 and wishes to have it waived	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.95394% exceeds Guideline total debt ratio of XXXX000%.	Lender Exception in file approving LTV exceeding guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk.				Reviewer Comment (2024-12-16): Lender Exception with Compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 55.45% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Lender Exception allowing DTI which exceeds guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. Non-warrantable condo requires a 45% DTI per guidelines.				Reviewer Comment (2025-01-27): Loan is NonQM	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 50.95394% and based on 1026.43(c)(5) of 55.45% significantly exceed the guideline maximum of XXXX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Non-warrantable condo requires a 45% DTI per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors. Reviewer Comment (2025-01-27): Lender exception with sufficient compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing verification of other payment of $XXXX/month per final 1003 application for XXXX.				Reviewer Comment (2025-01-24): HOA verification provided Seller Comment (2025-01-15): (Rate Lock) annual HOA dues $v (doc shows quarterly) supporting the $XXXX a month	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112303	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.44967% significantly exceeds the guideline maximum of XXXX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)					Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors, documents received, system cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112505	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Loan Discount Points Fee increased to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-01-31): XXXX Receuved Valid COC dated XXXX

Seller Comment (2025-01-30): Please see attached COC and the CD XXXX and XXXX

Reviewer Comment (2025-01-22): XXXX received rebuttal that no COC required for decrease in Loan Amount however, COC is required for increase in discount points the points of $XXXX were added on CD dated XXXX and again increased on revised CD dated XXXX to $XXXX without providing any valid COC. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-01-21): If you compare documents - Loan amount was lowered as was the interest rate and the discount points. from XXXX to the final XXXX - No VCOC needed for decrease.

Seller Comment (2025-01-21): So what are you looking for the VCOC from 0 to $XXXX because no VCOC is needed for a decrease.

Reviewer Comment (2025-01-20): Fee changed without a valid CofC. CofC at a minimum should include the original estimate of the cost, the specific reason for the revision and how it impacted the specific fee(s) that increased, revised amount, and the date of the changed circumstance.  Loan Discount Points increased froXXXX to $XXXX without any valid change of circumstances.

Seller Comment (2025-01-17): The Discount points decreased from $XXXX.

Reviewer Comment (2025-01-15): XXXX received email conversation for the disclosures were sent and viewed. but it does not give sufficient information on why the Discount point fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-01-13): Please see attached all CDs and the COC for them.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112505	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HI policy in file shows 100% replacement cost coverage and letter from insurance agent confirming coverage was provided. However, Loan Processor certification as required by guidelines is missing from file.				Reviewer Comment (2025-01-20): Documents received, system cleared. Seller Comment (2025-01-07): XXXX is misinterpreting the GL the processor cert is only necessary if a RCE cert from the Insurer is unavailable. The RCE letter from Insurer is in the file as noted. Please clear.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112505	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of XXXX0,000.00.	Total cash out exceeds maximum allowable.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 6 years ownership in subject property	XXXX	Reviewer Comment (2025-01-20): Lender Exception with Compensating Factors. Seller Comment (2025-01-07): See attached lender exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112505	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Note in file reflects Borrower first name as XXXX however, tape and credit reflect XXXX.				Reviewer Comment (2025-01-20): Name on Note is correct. Validated per name affidavit. Seller Comment (2025-01-07): Note is correct. Credit report having a typo is immaterial	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112505	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to allow XXXX due to mortgage on subject with XXXX/XXXX XXXX reflects XXXX 30 days late.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 6 years ownership in subject property	XXXX	Reviewer Comment (2025-01-20): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112504	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	The only CD provided was the final, it was issued the same day as closing.				Reviewer Comment (2024-12-29): XXXX received XXXX CD 3 business days prior to consummation. Seller Comment (2024-12-26): See attached initial CD and CD Tracking	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/09/2024	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112504	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of XXXX. A valid COC, no sufficient cure was provided				Reviewer Comment (2024-12-29): XXXX Received Valid COC dated XXXX XXXXg with CD. Seller Comment (2024-12-26): See attached VCOC for points for lock extension.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/09/2024	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112308	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower not meeting the minimum tradeline requirements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-20): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112305	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the minimum tradeline requirements as the Borrower has 1 tradeline that is eligible.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income > XXXX. Borrower has been at current job 4+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors. Seller Comment (2025-01-08): (Rate Lock) Updated exception provided with CFs	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112305	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the new condo insurance exception as the master policy has a 39% per unit deductible on building coverage.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income > XXXX. Borrower has been at current job 4+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors. Seller Comment (2025-01-08): (Rate Lock) Updated exception provided with CFs	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112305	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower is a First Time Home Buyer and purchasing an investment property.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income > XXXX. Borrower has been at current job 4+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors. Seller Comment (2025-01-08): (Rate Lock) Updated exception provided with CFs Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112305	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a condo with square footage of XXXX SF when the minimum per Guidelines is XXXX SF.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income > XXXX. Borrower has been at current job 4+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors. Seller Comment (2025-01-08): (Rate Lock) Updated exception provided with CFs Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112305	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file used Gift Funds on the purchase of an investment property which is ineligible per guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income > XXXX. Borrower has been at current job 4+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors. Seller Comment (2025-01-08): (Rate Lock) Updated exception provided with CFs Reviewer Comment (2024-12-12): Please provide additional compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112305	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The Borrower is a First Time Home Buyer and purchasing an Investment property. Gift Funds are being used on a purchase of an investment property. The Borrower does not meet the minimum tradeline requirements.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income > XXXX. Borrower has been at current job 4+ years. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors. Seller Comment (2025-01-08): (Rate Lock) Updated exception provided with CFs	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112306	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $7XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $7XXXX exceeds tolerance of XXXX. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2025-01-27): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2025-01-24): (Rate Lock) check and PCCD/LOE provided

Reviewer Comment (2025-01-09): XXXX received rebuttal. However, we would require additional information as to why the 1007 Report was ordered and also, we would require supporting documents Form 1007 in order to clear the exception or provide cure. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-01-08): (Rate Lock) For the original order for the 1004 the total fee was $XXXX and then a second order was placed for a 1007 report and the fee for that was XXXX. This is a valid CIC and was done within the compliance window. Please clear.

Reviewer Comment (2025-01-06): XXXX received rebuttal, however we require additional detailed information about the vendor exception fee was added of XXXX. Please provide detailed information about the vendor exception.

Seller Comment (2025-01-03): (Rate Lock) The CIC is valid as it states there was an increase in appraisal fee. The fee increased due to the XXXX vendor exception fee (1XXXX) and the lender re-disclosed within the 3 day period. This is all valid and no cure is needed. Please clear or escalate as this is sufficient information.

Reviewer Comment (2025-01-03): XXXX received rebuttal. However, the receipt of invoice is not a valid change circumstance for increase in fee. Additional information is required as to what exception was required and when was the lender has become aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-01-02): (Rate Lock) This is a valid CIC, as it shows there was a change in appraisal fee. The Appraisal invoice reflects a charge of XXXX due to vendor exception fee; this was determined 1XXXX and the CIC was re-disclosed XXXX. This is all compliant and the CD is valid. No cure is needed.

Reviewer Comment (2024-12-23): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2024-12-19): (Rate Lock) Lender became aware of additional fee 1XXXX and re-disclosed XXXX, per CIC. This is compliant and no cure needed.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	12/05/2024	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112306	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Business used for income qualification has not been in existence for two years as required by guidelines.				Reviewer Comment (2024-12-17): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	12/05/2024	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112306	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Business used for income qualification has not been in existence for two years as required by guidelines.				Reviewer Comment (2024-12-17): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112306	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Business used for income qualification has not been in existence for two years as required by guidelines.				Reviewer Comment (2024-12-17): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112306	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Business used for income qualification has not been in existence for two years as required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	Residual income is at least XXXX. Borrower has been in the same field for 4 years. FICO is 20 points higher than the guideline minimum. 0x30x12 month housing history.	XXXX	Reviewer Comment (2024-12-17): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/05/2024	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112309	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception for borrower with less than 50% ownership of company, utilizing business funds for cash to close. Borrowers 49% of company. Business partner has granted access to funds.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-19): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/1XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112310	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.67482% exceeds Guideline total debt ratio of 50.00000%.	Primary rent expense for borrower is $XXXX as per pay history and final 1003. As per 1008 it is $XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Clear credit history revolving credit utilization 1% Self-employed 3 years	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors. Seller Comment (2025-01-09): (Rate Lock) Exception approved for this, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112307	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 716 is less than Guideline representative FICO score of 720.	FICO score of minimum 720 required with escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been on job 20+ years. Residual income > XXXX. DTI below maximum by at least 5%. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-23): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112307	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower owns less than 50% of business required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been on job 20+ years. Residual income > XXXX. DTI below maximum by at least 5%. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-23): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112307	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX					Reviewer Comment (2025-01-15): Documents received, system cleared. Seller Comment (2025-01-08): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112454	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Insurance Verification, Statement	Missing mortgage statement and Insurance Verification for primary residence.				Reviewer Comment (2024-12-17): CD and Note provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112454	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.	Borrower: XXXX	Borrower stated on the application that he has applied for a mortgage loan on another property on or before closing this transaction that is not disclosed on this loan application.				Reviewer Comment (2024-12-17): Note and final CD provided for property located at XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112454	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-17): Document provided	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112311	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower does not meet the continuity of obligation requirement per guidelines. Borrower took ownership of the property in XXXX by assuming the payments for the existing mortgage and agreeing to an additional balloon payment to the prior owners instead of purchasing as a traditional sale.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112311	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower switched business accounts in the past 12 months due to fraud concerns with previous account - 12 monthly statements in file but less than 12 monthly statements for each account used.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112311	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXXs					Reviewer Comment (2025-01-14): Comments on 1008.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112311	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing the EIN for the subject vesting entity.				Reviewer Comment (2025-01-14): Business uses borrower SSN. Seller Comment (2025-01-06): (Rate Lock) EIN is borrowers SS#	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112311	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file is missing a certificate of good standing for the vesting entity.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-25): Lender Exception with Compensating Factors provided. Seller Comment (2025-01-16): (Rate Lock) Exception updated to include this, please reivew Reviewer Comment (2025-01-14): File docs reflect it is a LLC registered with XXXX on XXXX Seller Comment (2025-01-06): (Rate Lock) The company is Sole Proprietorship, so a cert of good standing is not required	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112311	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing a business narrative as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-14): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-01-13): Exception Remains - Business narrative is still missing in file. Seller Comment (2025-01-08): (Rate Lock) Exception updated to include this, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112314	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2024-12-31): Secondary valuation provided and associated. Exception cleared Reviewer Comment (2024-12-23): Provided CDA is for different property not for subject, please provide CDA for XXXX, Exception remains.	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	A	A	A	A	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112455	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-17): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	11/08/2024	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112455	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2024-12-17): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	11/08/2024	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112312	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 4 of final CD does not state reason for waiving escrows.				Reviewer Comment (2025-01-06): XXXX received corrected PCCD and LOE. Seller Comment (2025-01-05): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112312	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 9.48 is less than Guideline PITIA months reserves of 12.00.	12 months PITIA reserves are required to waive escrows. Only 9.48 months were verified.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. DTI is a 8% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-27): Lender exception with compensating factors. Seller Comment (2025-01-21): (Rate Lock) Per exception DTI is well below the rent free max, and is a sufficient CF Reviewer Comment (2025-01-17): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. DTI max is 43% for borrower living rent free. Seller Comment (2025-01-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112312	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2025-01-27): Lender exception with compensating factors, system cleared. Seller Comment (2025-01-21): (Rate Lock) Per exception DTI is well below the rent free max, and is a sufficient CF Reviewer Comment (2025-01-17): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. DTI max is 43% for borrower living rent free. Seller Comment (2025-01-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112312	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	12 months PITIA reserves are required to waive escrows. Only 9.48 months were verified.				Reviewer Comment (2025-01-27): Lender exception with compensating factors, system cleared. Seller Comment (2025-01-21): (Rate Lock) Per exception DTI is well below the rent free max, and is a sufficient CF Reviewer Comment (2025-01-17): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. DTI max is 43% for borrower living rent free. Seller Comment (2025-01-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112312	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		12 months PITIA reserves are required to waive escrows. Only 9.48 months were verified.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. DTI is a 8% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-27): Lender exception with compensating factors. Seller Comment (2025-01-21): (Rate Lock) Per exception DTI is well below the rent free max, and is a sufficient CF Reviewer Comment (2025-01-17): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. DTI max is 43% for borrower living rent free. Seller Comment (2025-01-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112312	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	12 months PITIA reserves are required to waive escrows. Only 9.48 months were verified.				Reviewer Comment (2025-01-27): Lender exception with compensating factors, system cleared. Seller Comment (2025-01-21): (Rate Lock) Per exception DTI is well below the rent free max, and is a sufficient CF Reviewer Comment (2025-01-17): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception. DTI max is 43% for borrower living rent free. Seller Comment (2025-01-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112457	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The XXXX CD is the first CD that shows the increase in LDP to be paid by the borrower. However, the VCC is dated XXXX, which is well outside of the 3 day disclosure requirement. If the loan file is complete, and we have to assume it is, then the increase and subsequent decrease in LDP fees to be paid by borrower are outside of tolerance and the exception is valid. The fee increase to the borrower was not disclosed properly and a refund is required.				Reviewer Comment (2024-12-25): XXXX received valid COC document. Seller Comment (2024-12-23): (Rate Lock) There's a typo error on the COC date for CD dated XXXX. Please present the corrected COC and explain that broker has made a Typo error on their end. It should be dated XXXX instead of XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112456	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2024-12-27): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112313	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements in file reflect 9 NSF/Overdrafts within most recent 12 months when maximum allowable per guidleines is 6.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been in same position just under 5 years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-04): Lender exception with compensating factors. Seller Comment (2025-01-29): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-14): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112313	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		2x30x12 mortgage pay history when 1x30x12 is allowed per guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been in same position just under 5 years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-04): Lender exception with compensating factors. Seller Comment (2025-01-29): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-14): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112313	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Properties held in LLC were excluded from the URLA as income will be covered with deposits and debts for these properties are included in the 50% expense ratio.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been in same position just under 5 years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-04): Lender exception with compensating factors. Seller Comment (2025-01-29): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-14): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112153	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report missing in file.				Reviewer Comment (2025-01-23): Documents received, system cleared. Seller Comment (2025-01-11): Please see attached Fraudguard report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112153	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a cash flow analysis to reflect no negative impact to the business as required by guidelines.				Reviewer Comment (2025-01-23): Documents received, system cleared. Seller Comment (2025-01-11): Please see attached cash flow analyses for both business accounts	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112316	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not specify reason why the loan was not escrowed.				Reviewer Comment (2025-01-07): XXXX Received corrected PCCD and LOE.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112317	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2025-01-02): Exception cleared - Appraisal delivery proof document received in file. Seller Comment (2025-01-02): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112317	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet 10% minimum contribution. Gift funds provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112317	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		B2 non occupying borrower. B1 no income used. B1 is required to have minimum DTI of 60% when there is a non occupying co-borrower and has no DTI.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112320	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	1008 reflects the loan was qualified using an Interest Only payment of $XXXX. ATR requires the use of the payment after the I/O period for qualification. Origination Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).				Reviewer Comment (2025-02-13): Updated 1003 and 1008 provided.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		A	A	A	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112321	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use appraised value to determine LTV as improvements had been completed on a property purchased in XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112321	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower being unable to source EMD used in purchase.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112318	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for non-arms length transaction on an investment property.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0 x 30 x 24	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112323	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXreet # XXXX, XXXX,XXXX HOA Verification					Reviewer Comment (2025-01-02): HOA Verification document received and associated. Exception Cleared. Seller Comment (2024-12-31): (Rate Lock) Per online there are no HOA fees - please see attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112323	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception for 2 accounts being used, in XXXX XXXX XXXX transferred their operating account froXXXX. They transitioned for the months of XXXX to XXXX XXXX we do not have a full 24 month bank statements for either account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112322	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.86409% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds the max of 43% for a borrower living rent free.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-13): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112322	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements in file used for income reflect 9 overdrafts in the most recent 12 months when maximum allowable is 6.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-13): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112322	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		2x30x12 reflected mortgage pay history when maximum per guidelines is 1x30x12.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-13): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112322	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Properties that are held in an LLC by Borrower have been excluded as the bank statements used for income reflect the deposits and the debts are included in the expense ratio with the income calculation.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-13): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112328	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2025-01-07): HOA Questionnaire associated for warrantable condo. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112328	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided						Reviewer Comment (2025-01-30): Exception Cleared - Received consecutive 2 months bank statement for XXXX Bank accountXXXX. Reviewer Comment (2025-01-07): One month bank statement provided. Require Two consecutive bank statement for account number ending withXXXX.Exception Remains Reviewer Comment (2025-01-03): The loan file is missing a statement for account ending XXXX used for closing/reserves.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112328	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing a statement for account ending XXXX used for closing/reserves.				Reviewer Comment (2025-01-30): Exception Cleared - Received consecutive 2 months bank statement for XXXX Bank accountXXXX. Reviewer Comment (2025-01-15): The same bank statement dated XXXX to XXXX was provided again. Still only one month bank statement verified.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112328	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing a statement for account ending in XXXX used for closing/reserves.				Reviewer Comment (2025-01-30): Exception Cleared - Received consecutive 2 months bank statement for XXXX Bank accountXXXX. Reviewer Comment (2025-01-15): The same bank statement dated XXXX to XXXX was provided again. Still only one month bank statement verified.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112328	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing a statement for account ending XXXX used for closing/reserves.				Reviewer Comment (2025-01-30): Exception Cleared - Received consecutive 2 months bank statement for XXXX Bank accountXXXX. Reviewer Comment (2025-01-15): The same bank statement dated XXXX to XXXX was provided again. Still only one month bank statement verified.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112328	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file is missing a statement for account ending XXXX used for closing/reserves.				Reviewer Comment (2025-01-30): Exception Cleared - Received consecutive 2 months bank statement for XXXX Bank accountXXXX. Reviewer Comment (2025-01-15): The same bank statement dated XXXX to XXXX was provided again. Still only one month bank statement verified. Reviewer Comment (2025-01-07): One month bank statement provided. Require Two consecutive bank statement for account number ending withXXXX.Exception Remains	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112325	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to use recertification of value on transferred appraisal that expires XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 42.5% DTI 0X30X24 housing history.	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112325	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $205.00 exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-12-24): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112324	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Third Party Verification	Loan file missing Third Party evidence of percentage of business ownership. Statement by borrower is not from a third party.				Reviewer Comment (2025-01-06): Renewal for Business License shows borrower Ownership 100% in the business. Exception Cleared. Seller Comment (2025-01-03): (Rate Lock) Renewal for business shows under shareholder the borrower owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112324	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file missing Third Party evidence of percentage of business ownership. Statement by borrower is not from a third party.				Reviewer Comment (2025-01-06): Renewal for Business License shows borrower Ownership 100% in the business. Exception Cleared. Seller Comment (2025-01-03): (Rate Lock) Renewal for business shows under shareholder the borrower owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112324	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	XXXX due to : Loan file missing Third Party evidence of percentage of business ownership. Statement by borrower is not from a third party.				Reviewer Comment (2025-01-06): Renewal for Business License shows borrower Ownership 100% in the business. Exception Cleared. Seller Comment (2025-01-03): (Rate Lock) Renewal for business shows under shareholder the borrower owns 100%	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112324	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	XXXX due to : Loan file missing Third Party evidence of percentage of business ownership. Statement by borrower is not from a third party.				Reviewer Comment (2025-01-06): Renewal for Business License shows borrower Ownership 100% in the business. Exception Cleared. Seller Comment (2025-01-03): (Rate Lock) Renewal for business shows under shareholder the borrower owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112324	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	XXXX due to : Loan file missing Third Party evidence of percentage of business ownership. Statement by borrower is not from a third party.				Reviewer Comment (2025-01-06): Renewal for Business License shows borrower Ownership 100% in the business. Exception Cleared. Seller Comment (2025-01-03): (Rate Lock) Renewal for business shows under shareholder the borrower owns 100%	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112331	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non arms length transaction with a gift of equity which requires a 12 month mortgage history. The loan file contains less than 12 months mortgage rating as seller has only owned the property for 10 months.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% less than the guideline maximum. FiCO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-23): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/1XXXX	XXXX	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112331	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-13): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	12/1XXXX	XXXX	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112335	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Co-Borrower's W-2/paystub/WVOE missing in loan file. The loan file does not document the Borrower's ownership percentage in the business entity used for income, missing a CPA letter reflecting the expense ratio that was used for the income calculation and verification of the existence of the business within 120 days prior to the Note date.				Reviewer Comment (2025-01-15): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112335	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE. (XXXX,XXXX XXXXe/Wages)	Co-Borrower's W-2/paystub/WVOE missing in loan file. The loan file does not document the Borrower's ownership percentage in the business entity used for income, missing a CPA letter reflecting the expense ratio that was used for the income calculation and verification of the existence of the business within 120 days prior to the Note date.				Reviewer Comment (2025-01-15): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112335	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Co-Borrower's W-2/paystub/WVOE missing in loan file. The loan file does not document the Borrower's ownership percentage in the business entity used for income, missing a CPA letter reflecting the expense ratio that was used for the income calculation and verification of the existence of the business within 120 days prior to the Note date.				Reviewer Comment (2025-01-15): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112335	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Co-Borrower's W-2/paystub/WVOE missing in loan file. The loan file does not document the Borrower's ownership percentage in the business entity used for income, missing a CPA letter reflecting the expense ratio that was used for the income calculation and verification of the existence of the business within 120 days prior to the Note date.				Reviewer Comment (2025-01-15): Documents received, system cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112335	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Co-Borrower's W-2/paystub/WVOE missing in loan file. The loan file does not document the Borrower's ownership percentage in the business entity used for income, missing a CPA letter reflecting the expense ratio that was used for the income calculation and verification of the existence of the business within 120 days prior to the Note date.				Reviewer Comment (2025-01-15): Documents received, system cleared. Reviewer Comment (2025-01-07): Require third party verification and CPA letter to verify borrower's ownership percentage in the business entity used for income and also, Paystub and W-2's document for co-borrower. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112335	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Co-Borrower's W-2/paystub/WVOE missing in loan file. The loan file does not document the Borrower's ownership percentage in the business entity used for income, missing a CPA letter reflecting the expense ratio that was used for the income calculation and verification of the existence of the business within 120 days prior to the Note date.				Reviewer Comment (2025-01-15): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112335	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2025-01-15): Documents received, system cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112332	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXive, XXXX,XXXX, Address: XXXXoad, XXXX,XXXX, Address: XXXXoad, XXXX,XXXX, Address: XXXX, XXXX,XXXX Insurance Verification Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification	REO property address missing following: REO. XXXXoad, XXXX,XXXX- missing statement or Closing Disclosure, HOI and Tax certificate. XXXX, XXXX,XXXX: Missing Statement or Closing Disclosure, HOI and Tax certificat. XXXXoad, XXXX,XXXX missing Statement or Closing Disclosure, HOI and Tax certificate	Reviewer Comment (2025-01-22): Exception Cleared - Received closing disclosures for required REO properties associated the same and data updated as per provided documents.

Seller Comment (2025-01-16): (Rate Lock) Docs provided

Reviewer Comment (2025-01-14): Exception Remains - Provide the mortgage statement or Closing Disclosure, Hazard Insurance  and Tax certificate for the below properties
XXXXoad, XXXX,XXXX,
XXXXoad, XXXX,XXXX

Reviewer Comment (2025-01-06): Exception Remains - Provide the statement or Closing Disclosure, Hazard Insurance  and Tax certificate for the below properties
XXXXoad, XXXX,XXXX,
XXXXoad, XXXX,XXXX,
XXXX, XXXX,XXXX

Seller Comment (2025-01-02): (Rate Lock) reo provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112332	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property does not have a cooling system installed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112333	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The POA in file was handled by an attorney and not a relative as required by guidelines as the Borrower was out of the country.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. DTI is low at 36.11%.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112329	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX		Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors provided. Seller Comment (2024-12-30): (Rate Lock) Exception was approved for non-warrantable condo	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112329	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $596.95 exceeds tolerance of XXXX0.00. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-12-24): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112329	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Warrantable due to incomplete required repairs.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112336	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.46666% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds guideline maximum for Non- Warrantable condominium Projects.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Owned primary for 9+ years	XXXX	Reviewer Comment (2025-01-20): Lender Exception with Compensating Factors. Seller Comment (2025-01-06): (Rate Lock) Additional comps added to exception, please review Reviewer Comment (2025-01-02): Please provide additional valid compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112337	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	The Hazard Insurance Policy Effective Date is XXXX after the later of the disbursement, note or transaction date.				Reviewer Comment (2025-01-07): Received updated hazard insurance document effective date is same as disbursement date, Exception cleared. Seller Comment (2025-01-06): (Rate Lock) HOI provided showing effective XXXX day of funding	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112337	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2025-01-23): Documents received, system cleared. Seller Comment (2025-01-13): (Rate Lock) CPA provided Reviewer Comment (2025-01-07): Please provide CPA letter or cash flow analysis reflecting no negative impact in using business funds, Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112337	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.28301% exceeds Guideline total debt ratio of 43.00000%.	Maximum DTI for a non warrantable condo is 43.00%. Subject DTI is 44.28%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors. Seller Comment (2025-01-13): (Rate Lock) CFs provided Reviewer Comment (2025-01-02): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2025-01-09): XXXX received tracking for initial CD.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The CPA letter in file does not document the Borrower's ownership % in the business used for income.	Reviewer Comment (2025-02-15): Documents received, system cleared.

Reviewer Comment (2025-02-08): Third party documentation required for percentage of ownership. Borrower provided document cannot be used to determine percentage. Exception remains open.

Seller Comment (2025-02-05): (Rate Lock) The CPA letter in file XXXXg with the business narrative

Reviewer Comment (2025-02-03): Please provide what third party documentation was relied upon prior to closing to support the borrower's ownership %. Business narrative was completed by the borrower.

Seller Comment (2025-01-27): (Rate Lock) Exception updated for post dated document from CPA

Reviewer Comment (2025-01-22): Documentation provided is post close. Evidence of documentation relied upon prior to closing required.

Reviewer Comment (2025-01-22): Third party verification received with borrower's Ownership % in the business.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The CPA letter in file does not document the Borrower's ownership % in the business used for income.	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors, system cleared.

Seller Comment (2025-02-13): (Rate Lock) Email from CPA to confirm 50% ownership provided

Reviewer Comment (2025-02-08): Third party documentation required for percentage of ownership. Borrower provided document cannot be used to determine percentage. Exception remains open.

Seller Comment (2025-02-05): (Rate Lock) The CPA letter in file XXXXg with the business narrative

Reviewer Comment (2025-02-03): Please provide what third party documentation was relied upon prior to closing to support the borrower's ownership %. Business narrative was completed by the borrower.

Seller Comment (2025-01-27): (Rate Lock) Exception updated for post dated document from CPA

Reviewer Comment (2025-01-22): Documentation provided is post close. Evidence of documentation relied upon prior to closing required.

Reviewer Comment (2025-01-22): Third party verification received with borrower's Ownership % in the business.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112330	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The CPA letter in file does not document the Borrower's ownership % in the business used for income.	Reviewer Comment (2025-02-15): Lender Exception with Compensating Factors, system cleared.

Seller Comment (2025-02-13): (Rate Lock) Email from CPA to confirm 50% ownership provided

Reviewer Comment (2025-02-08): Third party documentation required for percentage of ownership. Borrower provided document cannot be used to determine percentage. Exception remains open.

Seller Comment (2025-02-05): (Rate Lock) The CPA letter in file XXXXg with the business narrative

Reviewer Comment (2025-02-03): Please provide what third party documentation was relied upon prior to closing to support the borrower's ownership %. Business narrative was completed by the borrower.

Seller Comment (2025-01-27): (Rate Lock) Exception updated for post dated document from CPA

Reviewer Comment (2025-01-22): Documentation provided is post close. Evidence of documentation relied upon prior to closing required.

Reviewer Comment (2025-01-22): Third party verification received with borrower's Ownership % in the business.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112330	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Pre-closing Third Party verification of percentage of ownership missing from the loan file.	Reviewer Comment (2025-02-15): Documents received, system cleared.

Seller Comment (2025-02-13): (Rate Lock) Email from CPA to confirm 50% ownership provided

Reviewer Comment (2025-02-06): Required CPA Letter showing borrower's Ownership % in the business. Exception Remains.

Seller Comment (2025-02-05): (Rate Lock) The CPA letter in file XXXXg with the business narrative

Reviewer Comment (2025-02-03): Please provide what third party documentation was relied upon prior to closing to support the borrower's ownership %. Business narrative was completed by the borrower.

Seller Comment (2025-01-27): (Rate Lock) Exception updated for post dated document from CPA
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112334	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, no evidence of receipt was provided in file.				Reviewer Comment (2025-01-15): Waived per client request Seller Comment (2025-01-03): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112334	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The appraisal fee increased froXXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-06): XXXX received Letter of Explanation, Pay history and Corrected CD. Seller Comment (2025-01-03): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112334	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-15): SAM hit is no match. Seller Comment (2025-01-13): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112344	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-10): Client elects to Waive. Seller Comment (2025-02-07): (Rate Lock) Lende accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112344	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Home Loan (Ability to Repay not Verified)	XXXX Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.					Reviewer Comment (2025-02-10): Client elects to Waive. Seller Comment (2025-02-07): (Rate Lock) Lende accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112344	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-01-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112344	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Bank statements are not dated within 45 days of application as they are quarterly.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Residual income > XXXX. Reserves exceed guidelines by at least 4 months. DTI is at least 10% > the guideline maximum.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112344	XXXX	XXXX	XXXX	XXXX	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	Credit Report: Original // Borrower: XXXX XXXX Housing history reflects a total of 1 reported late payments.	VOR in file shows 1*30*12 not allowed by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Residual income > XXXX. Reserves exceed guidelines by at least 4 months. DTI is at least 10% > the guideline maximum.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-07): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112344	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Bank statements are not dated within 45 days of application as they are quarterly. VOR in file shows 1*30*12 not allowed by guidelines.				Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-07): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112344	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Bank statements are not dated within 45 days of application as they are quarterly. VOR in file shows 1*30*12 not allowed by guidelines.				Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-07): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112344	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Bank statements are not dated within 45 days of application as they are quarterly. VOR in file shows 1*30*12 not allowed by guidelines.				Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-07): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112338	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for borrower overdraft/NSF: XXXX XXXX - XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112338	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-12-24): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112342	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-20): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112343	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower; has 1x30 housing late from XXXX. It was paid 34 days late.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-01-15): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2025	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112343	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Business search for XXXX XXXX LLC shows LLC is in existence but not in Good Standing.	Reviewer Comment (2025-02-10): Documentation provided. Cleared.

Seller Comment (2025-02-07): (Rate Lock) COGS is only needed if vested in an LLC per guidelines; borrower is vested as an individual, therefore the VOE provided is sufficient and COGS is not needed.

Reviewer Comment (2025-02-06): The reinstatment was inXXXX, the document that states not in good standing is dated 8/XXXX.

Seller Comment (2025-02-05): (Rate Lock) Reinstatement of COGs used XXXXg with active VOE to confirm good standing

Reviewer Comment (2025-02-01): VOE states LLC is active but does not verify LLC is in good standing.  Exception remains.

Seller Comment (2025-01-23): (Rate Lock) SE VOE form provided showing documents provided XXXX

Reviewer Comment (2025-01-22): Required Business Entity Listing document with document date to clear the exception. Exception remains.

Seller Comment (2025-01-17): (Rate Lock) Docs provided showing restoration of good standing on XXXX22
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2025	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.				Reviewer Comment (2025-02-10): Client elects to Waive. Seller Comment (2025-02-04): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112339	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee XXXX Insufficient or no cure was provided to the borrower. XXXX	0% tolerance was exceeded by $XXXX due to Loan Discount Points Fee. No valid COC provided	Reviewer Comment (2025-02-10): XXXX received rate lock document for a valid Changed circumstances.

Seller Comment (2025-02-07): (Rate Lock) lock confirmation showing reason for change in pricing: MANUAL LOCK: Exception approved for FICO 655, Lock Ext 4 days at cost exception approved, pricing updated, Final net 98.080

Reviewer Comment (2025-02-06): XXXX received COC dated XXXX and rebuttal that loan amount changed, however COC provided doesn't provide any information and also loan amount did not changed on CD dated XXXX. A valid Changed Circumstance with sufficient information or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-02-05): (Rate Lock) The CIC clXXXXy states 'Change in Loan Amount' which was chosen by the borrower, and is a valid CIC. This would cause the change in pricing. Please clear.

Reviewer Comment (2025-02-04): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the loan discount fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-02-04): (Rate Lock) Provided
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112339	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 655 is less than Guideline representative FICO score of 660.	FICO is less than the guideline minimum of 660.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Miscellaneous	24 months reserves from cash out	XXXX	Reviewer Comment (2025-01-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112339	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a new business account with less than 12 monthly statements. Borrower closed old account in XXXX and opened new account.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Miscellaneous	24 months reserves from cash out	XXXX	Reviewer Comment (2025-01-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112341	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose a reason for not having an escrow account on page 4.				Reviewer Comment (2025-02-04): XXXX Received Corrected PCCD and LOE. Seller Comment (2025-02-04): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112341	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file reflects the borrowers is using 3 businesses to qualify which exceeds guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been SE for 5+ years. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112341	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements for one of the businesses used for income qualification reflects 20 overdrafts in the past 12 months which exceeds guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been SE for 5+ years. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-08): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112341	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.81 is less than Guideline PITIA months reserves of 12.00.	The loan file is short the 12 months required reserves for an escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been SE for 5+ years. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-13): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112341	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is short the 12 months required reserves for an escrow waiver.				Reviewer Comment (2025-02-13): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112341	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is short the 12 months required reserves for an escrow waiver.				Reviewer Comment (2025-02-13): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112341	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is short the 12 months required reserves for an escrow waiver.				Reviewer Comment (2025-02-13): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112341	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file is short the 12 months required reserves for an escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been SE for 5+ years. Lender Exception with Compensating Factors provided. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-13): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112341	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-15): PDI report provided with an inspection date after the disaster declaration date with no damages reported from the disaster. Seller Comment (2025-02-14): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112340	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use XXXX equity share payment that has slightly less than 3 year continuance remaining.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 72% LTV	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112340	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for use of bank statement self-employment income from XXXX LLC for $XXXX that is less than 30% of total qualifying income at 13.74%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 72% LTV	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112340	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for rural property with XXXX acres that exceeds 30% land to value ratio.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 72% LTV	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112345	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-01-03): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112345	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The income on this file is coming from the non-occupant co-borrower. Guidelines indicate the DTI for the occupant borrower must be less than 60%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing payment history.	XXXX	Reviewer Comment (2025-01-20): Lender Exception with Compensating Factors. Seller Comment (2025-01-07): (Rate Lock) Comp factors updated on exception, please review Reviewer Comment (2025-01-06): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112345	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-20): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112506	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					Reviewer Comment (2024-12-17): Disclosure tracking provided, system cleared. Seller Comment (2024-12-10): Unified Business Purpose Disclosure Seller Comment (2024-12-10): Providing XXXX Disclosure Tracking Details report that confirms the Unified Business Purpose Disclosure that includes ECOA-Right to Receive copy of appraisal was emailed to borrower on XXXX0 within 3 days of application and "fulfillment" hard copy mailed the day after on XXXX1. Including copy of this disclosure sent to borrower.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112506	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided						Reviewer Comment (2025-01-03): 1007 provided, exception cleared. Seller Comment (2025-01-03): Comparison Rent	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112347	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided		The 1008 and closing disclosure in file reflect the loan has mortgage insurance.				Reviewer Comment (2025-02-03): Updated 1008 provided mortgage insurance certified not required. Exception cleared. Seller Comment (2025-01-31): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112347	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: TROPICAL STORXXXX Disaster Declaration Date: XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2025-01-10): Property inspected post disaster but pre-FEMA declaration of disaster end date.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112347	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA letter or cash flow analysis for the use of business funds for the subject transaction.	Borrower has been employed in the same industry for more than 5 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	FICO > 20 points of the guideline minimum.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112347	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA letter or cash flow analysis for the use of business funds for the subject transaction.				Reviewer Comment (2025-01-10): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	01/03/2025	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112347	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA letter or cash flow analysis for the use of business funds for the subject transaction.				Reviewer Comment (2025-01-10): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112347	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA letter or cash flow analysis for the use of business funds for the subject transaction.				Reviewer Comment (2025-01-10): Lender exception with compensating factors, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112347	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 0XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:XXXX)	Mortgage insurance is reflected on the closing disclosure.				Reviewer Comment (2025-01-31): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-01-31): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/03/2025	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112347	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 0XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/XXXX)	Mortgage insurance is reflected on the closing disclosure.				Reviewer Comment (2025-01-31): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-01-31): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/03/2025	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112349	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verification of percentage of entity ownership not in file.				Reviewer Comment (2025-01-06): Exception cleared - CPA letter received with ownership percentage. Seller Comment (2025-01-02): (Rate Lock) CPA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112349	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA letter reflecting use of business funds will not have a negative impact on the business or a cash flow analysis as required by guidelines.				Reviewer Comment (2025-01-06): Exception cleared - CPA letter received reflecting use of business funds will not have a negative impact on the business Seller Comment (2025-01-02): (Rate Lock) CPA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112348	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Neither of the escrow waiver reason checkboxes are marked on the consumer’s final Closing Disclosure.				Reviewer Comment (2025-01-09): XXXX received Letter of Explanation & Corrected Closing Disclosure.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	12/09/2024	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112348	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Evidence of when the Borrower received the appraisal, as it was not provided three business days prior to closing.				Reviewer Comment (2025-01-21): Lender acknowledges and elects to waive. Seller Comment (2025-01-08): (Rate Lock) Lender accepts the eV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/09/2024	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112353	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX does not specify reason why escrows are being waived.				Reviewer Comment (2025-01-02): XXXX Received Corrected PCCD and LOE. Seller Comment (2025-01-02): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112159	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject loan is delayed financing and the funds used to purchase the subject property came from one of borrower's LLCs in which 3 people have ownership in. The money used for the purchase was considered Owners Distribution as borrower is the managing partner of XXXX, LLC in which 2 other people hold ownership. Per guidelines, the borrower who purchased the property through an LLC must have an individual or joint ownership of 100%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 5% < the guideline maximum. FICO exceeds guidelines by at least 20 points.	XXXX	Reviewer Comment (2024-12-18): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112159	XXXX	XXXX	XXXX	XXXX	Credit	Income	Document Error	Income	Bank statement page number is blank.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Account Type: Business / Account Num: XXXX / Statement End Date:XXXX	Business / Account Number: XXXX / Statement End Date:XXXX is missing.				Reviewer Comment (2025-01-15): Documents received, system cleared. Seller Comment (2025-01-02): (Rate Lock) Doc provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112507	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.					Reviewer Comment (2025-01-02): Investment property allowed Seller Comment (2024-12-26): This is loan is on an investment property and for Business Purpose. This is not a consumer/owner occupied property. Title is held by an LLC. This XXXX pre-payment reg does not apply to business purpose loans.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112507	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.					Reviewer Comment (2025-01-02): Document provided and system cleared Seller Comment (2024-12-26): XXXX doc Seller Comment (2024-12-26): Providing XXXX Disclosure Tracking Details report confirming the Unified Business Purpose disclosure that includes ECOA - Right to Receive copy of appraisal was emailed to borrower within 3 days of application. Including copy of this disclosure emailed to borrower.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112507	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to allow only one active tradeline in the past 12 months.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 724 FICO versus minimum 700	XXXX	Reviewer Comment (2024-12-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112507	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.					Reviewer Comment (2025-01-02): Investment property and title held in a LLC.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112458	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required				Reviewer Comment (2025-01-02): Post disaster inspection provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112458	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation	Reviewer Comment (2025-01-22): Lender elects to waive.

Seller Comment (2025-01-17): (Rate Lock) We elect to waive this condition.

Reviewer Comment (2025-01-06): The report was received by the borrower on XXXX and closing was XXXX, which is not 3 days prior to the Note date. Provide evidence the borrower received the appraisal on or before XXXX or a signed 72 hour Waiver.

Seller Comment (2025-01-02): (Rate Lock) Appraisal/Valuation report was sent XXXX, Borrower's consent was XXXX. Is this not acceptable? - see attached.

Reviewer Comment (2025-01-02): Closing date is XXXX, appraisal delivery was XXXX.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112458	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.50460% or Final Disclosure APR of 8.57400% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.50460% or Final Disclosure APR of 8.57400% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%.	Reviewer Comment (2025-01-14): Delivery provided.

Reviewer Comment (2025-01-08): The Appraisal delivery Waiver should mention that they Waive their right to receive the appraisal at least 3 days prior to closing and be dated prior to the appraisal.

Reviewer Comment (2025-01-06): The report was received by the borrower on XXXX and closing was XXXX, which is not 3 days prior to the Note date. Provide evidence the borrower received the appraisal on or before XXXX or a signed 72 hour Waiver.

Seller Comment (2025-01-02): (Rate Lock) Appraisal/Valuation report was sent XXXX, Borrower's consent was XXXX. Is this not acceptable? - see attached.

Reviewer Comment (2025-01-02): Closing date is XXXX, appraisal delivery was XXXX.

Seller Comment (2024-12-18): (Rate Lock) This file has Appraisal and full impounds it is also NONQM file.?
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112458	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2025-01-14): Delivery provided.

Reviewer Comment (2025-01-06): The report was received by the borrower on XXXX and closing was XXXX, which is not 3 days prior to the Note date. Provide evidence the borrower received the appraisal on or before XXXX or a signed 72 hour Waiver.

Seller Comment (2025-01-02): (Rate Lock) Appraisal/Valuation report was sent XXXX, Borrower's consent was XXXX. Is this not acceptable? - see attached.

Reviewer Comment (2025-01-02): Closing date is XXXX, appraisal delivery was XXXX.

Seller Comment (2024-12-18): (Rate Lock) This file has Appraisal and full impounds it is also NONQM file.?
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112458	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)	Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XXXX are underdisclosed.	Reviewer Comment (2024-12-30): XXXX Received Corrected PCCD and LOE.

Reviewer Comment (2024-12-24): XXXX received PCCD with same issue date as final CD date. Please provide corrected PCCD with correct issue date and LOE which accompanied the PCCD to finalize.

Reviewer Comment (2024-12-19): XXXX The appraisal indicates HOA dues of $XXXX. The acceptable amounts are 10,11, or 12 months. The allowable tolerance for the escrow account fields is $1 for underdisclosure and no penalty for overdisclosure however the amount cannot exceed 12 months of calculated costs or less than 9 months. Please provide verification if using an updated amount.  Letter of Explanation and Corrected CD required to cure.

Seller Comment (2024-12-18): (Rate Lock) This file has Appraisal and full impounds it is also NONQM file.?
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112458	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower purchasing a primary residence in XXXX and owning a law firm in XXXX.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2024-12-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112458	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-22): Lender elects to waive. Seller Comment (2025-01-17): (Rate Lock) We elect to waive this condition.	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112356	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA and/or a cashflow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact on the business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors. Seller Comment (2025-01-30): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112356	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file does not contain a CPA and/or a cashflow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact on the business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors. Seller Comment (2025-01-30): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-21): Client elects to waive. Seller Comment (2025-01-21): (Rate Lock) We elect to waive this condition please. Reviewer Comment (2025-01-21): Report was not completed within 3 business days prior to closing. Exception is an EV2 which can be elected to waive. Reviewer Comment (2025-01-10): Report sent 12/XXXX, received (mail rule) XXXX which is not 3 days prior to closing. EV2 exception.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/05/2024	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX)					Reviewer Comment (2025-01-21): Evidence of delivery provided, system cleared. Reviewer Comment (2025-01-10): Report dated XXXX, emails delivery was prior to this date. Need delivery evidence for XXXX or after.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	12/05/2024	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.00951% or Final Disclosure APR of 10.11400% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.	Calculated APR on subject loan exceeds APR threshold of 8.38000%.				Reviewer Comment (2025-01-21): Evidence of delivery provided, system cleared. Seller Comment (2025-01-16): (Rate Lock) Per our secondary marketing manager -?HPML loans should be acceptable as long as the file has both taxes and insurance impounded and has a full appraisal. We have both in this case, so it should not be an issue. Reviewer Comment (2025-01-10): Report dated XXXX, emails delivery was prior to this date. Need delivery evidence for XXXX or after. Seller Comment (2025-01-07): (Rate Lock) This is a non-QM file. We are okay to proceed as long as file is impounded.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-10): Delivery provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX)					Reviewer Comment (2025-01-21): Evidence of delivery provided, system cleared. Reviewer Comment (2025-01-10): Report dated XXXX, emails delivery was prior to this date. Need delivery evidence for XXXX or after.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/05/2024	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112459	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Report sent XXXX which is not 3 days prior to closing.				Reviewer Comment (2025-01-21): Client elects to waive. Seller Comment (2025-01-21): (Rate Lock) We elect to waive this condition please. Reviewer Comment (2025-01-21): Report was not completed within 3 business days prior to closing. Exception is an EV2 which can be elected to waive.	XXXX	XXXX	XXXX	2		B		B		B		B		B	12/05/2024	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112355	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for use of foreign income, income is filed on 1040s but new employer since XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112355	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for borrower not meeting the minimum tradeline requirement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112355	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for first time homebuyer guides do not allow first time investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112462	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception Request: Ineligible Property Type: XXXX	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															Miscellaneous	Lender Exception with Compensating Factors. 0X30X84 housing history	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/02/2024	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112462	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-10): Delivery provided. Cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	12/02/2024	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112462	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.					Reviewer Comment (2025-01-10): Closing statement provided. Seller Comment (2025-01-02): (Rate Lock) The disbursement?was XXXX (Monday).	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/02/2024	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112358	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to allow housing history for rent paid by cash to private owner - private VOR reflects no late rent payments.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2025-01-02): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	B	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112358	XXXX	XXXX	XXXX	XXXX	Property	Appraisal	Appraisal Reconciliation	Appraisal	Missing secondary valuation viaDesk Review, Field Review, or 2nd URAR, as required by client.						Reviewer Comment (2025-01-06): Desk Review provided exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	B	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112358	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Copy of appraisal report is required to be delivered to borrower within 3 business days prior to closing.				Reviewer Comment (2025-01-20): Documents received, system cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	B	B	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112359	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.				Reviewer Comment (2025-01-21): Disbursement date provided, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112359	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan does not contain source documentation or letter to explain deposits over 50% of the monthly income. Documentation XXXX				Reviewer Comment (2025-01-21): LOE and documentation provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112359	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Lender did not qualify the borrower at the fully indexed payment after the I/O period.				Reviewer Comment (2025-01-21): Lender acknowledges and elects to waive. Seller Comment (2025-01-09): (Rate Lock) EV2 - accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112362	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-25): Client elects to Waive. Seller Comment (2025-01-16): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/06/2025	XXXX	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112360	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for the master policy has an ACV endorsement on roofs older than 12 years, and wind and hail are not insured at Replacement Cost. Replacement Cost, they are limited to $XXXX coverage	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 719 FICO 39% DTI	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112360	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for the following: The budget is showing a net loss of $XXXX at the end ofXXXX, the HOA indicated they are taking some money from the Reserve Account to offset the difference	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 719 FICO 39% DTI	XXXX	Reviewer Comment (2024-12-27): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112364	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report is missing evidence of receipt.				Reviewer Comment (2025-01-26): Waived per client request Seller Comment (2025-01-17): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment	Final title policy is required to mitigate this exception.				Reviewer Comment (2025-02-04): Final title policy document provided and associated. Exception cleared	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment XXXX	Final title policy is required to mitigate this exception.				Reviewer Comment (2025-02-04): Final title policy document provided and associated. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)				Reviewer Comment (2025-01-23): XXXX received Letter of explanation and Corrected Closing disclosure.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.69178% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI exceeds guideline maximum of 50% as the fully amortized payment was not used for qualification as required by ATR.				Reviewer Comment (2025-01-24): DTI correctly updated to 55%. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The DTI exceeds guideline maximum of 50% as the fully amortized payment was not used for qualification as required by ATR. The loan file does not document three years continuance of RSU income.				Reviewer Comment (2025-01-24): DTI correctly considered to 55%. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI exceeds guideline maximum of 50% as the fully amortized payment was not used for qualification as required by ATR. The loan file does not document three years continuance of RSU income.				Reviewer Comment (2025-01-24): DTI correctly considered to 55%. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.69178% exceeds Guideline total debt ratio of 50.00000%.	The DTI exceeds guideline maximum of 50% as the fully amortized payment was not used for qualification as required by ATR.				Reviewer Comment (2025-01-24): DTI correctly updated to 55%. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document three years continuance of RSU income.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The DTI exceeds guideline maximum of 50% as the fully amortized payment was not used for qualification as required by ATR.				Reviewer Comment (2025-01-24): DTI correctly updated to 55%. Exception cleared Seller Comment (2025-01-22): (Rate Lock) DTI to 55% is allowed per guidelines	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112363	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The DTI exceeds guideline maximum of 50% as the fully amortized payment was not used for qualification as required by ATR. The loan file does not document three years continuance of RSU income.				Reviewer Comment (2025-01-24): DTI correctly considered to 55%. Exception cleared Seller Comment (2025-01-22): (Rate Lock) Please see exception for RSU	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112366	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI greater than 50%				Reviewer Comment (2024-12-23): Lender Exception with Compensating Factors, system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112366	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.06038% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X12 housing history	XXXX	Reviewer Comment (2024-12-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112366	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.06038% exceeds Guideline total debt ratio of 50.00000%.	DTI greater than 50%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X12 housing history	XXXX	Reviewer Comment (2024-12-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112365	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX // Account Type: Savings / Account NumberXXXX	Guidelines require 2 months of bank statements. Only one month was provided.				Reviewer Comment (2024-12-31): Two consecutive asset statement provided and associated for account number XXXX. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112365	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Guidelines require for assets to be seasoned for 60 days. Only one month of bank statements were provided for the borrower's checking and savings; therefore, the subject loan does not meet 6 month PITIA reserve requirement.				Reviewer Comment (2024-12-31): Two consecutive bank statement provided and reserves requirement meet. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112365	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Per the Guidelines, if the borrower does not hold the deposit account solely, all non-borrower parties on the account (excluding a non-borrowing spouse) must provide an equal access letter that the borrower has full access and use of the funds. Checking and Savings accounts are missing the equal access letters.				Reviewer Comment (2024-12-31): Two consecutive asset statement provided and associated for account XXXX. Exception cleared Seller Comment (2024-12-30): (Rate Lock) XXXX account is only in the borrowers name, there is POD added - this does not require an access letter due to no ownership until death.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112365	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.25 is less than Guideline PITIA months reserves of 6.00.	Guidelines require 2 months of bank statements. Only one month was provided. Therefore, the subject loan is short reserves.				Reviewer Comment (2024-12-31): Two consecutive asset statement provided and associated for account XXXX. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112365	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Equal access letter for Checking and Savings accounts are missing. Subject loan is short 6 months PITIA reserves.				Reviewer Comment (2024-12-31): Reserve requirement meet. Exception cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112463	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraiser indicated that the property is zoned agriculture which is ineligible per guidelines but XXXXbe considered on a case to case basis.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI is at least 10% < the guideline maximum. FICO 724.	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112463	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal at least three business days prior to closing is missing from the loan file.				Reviewer Comment (2025-01-23): Appraisal delivery provided, system cleared Reviewer Comment (2025-01-21): Delivery provided (XXXX) for prior report. Most recent report in file dated XXXX not documented. Exception remains.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112463	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal at least three business days prior to closing is missing from the loan file.				Reviewer Comment (2025-01-23): Appraisal delivery provided, system cleared Reviewer Comment (2025-01-21): Delivery provided (XXXX) for prior report. Most recent report in file dated XXXX delivery not documented. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112463	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.98106% or Final Disclosure APR of 10.04300% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.	Evidence the Borrower received a copy of the appraisal at least three business days prior to closing is missing from the loan file.				Reviewer Comment (2025-01-23): Appraisal delivery provided, system cleared Reviewer Comment (2025-01-21): Delivery provided (XXXX) for prior report. Most recent report in file dated XXXX delivery not documented. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112369	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-12-26): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112368	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	First time investor requires a 5% reduction to the LTV. Max LTV is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Clean mortgage history.	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors. Seller Comment (2025-01-31): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	1/XXXX025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112368	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	First time investor requires a 5% reduction to the LTV. Max LTV is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Clean mortgage history.	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors. Seller Comment (2025-01-31): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	1/XXXX025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112368	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a signed business purpose certification as property is an investment.				Reviewer Comment (2025-01-27): N/A - not required on bank statement loan. Seller Comment (2025-01-21): (Rate Lock) This document is only specific to the DSCR product. This file is a bank statement, and the document is not required on this loan type	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1/XXXX025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112367	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX without a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-06): XXXX received corrected PCCD and LOE.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX,XXXX Insurance Verification, Tax Verification	Tax and hazard insurance verification for address: XXXX,XXXX is not provided.				Reviewer Comment (2025-01-21): Received Seller Comment (2025-01-10): Taxes/Ins for XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. Available for Closing is insufficient to cover Cash From Borrower.				Reviewer Comment (2025-01-21): Received Seller Comment (2025-01-10): The LAS report does not include 2 accounts. Please include these additional assets;XXXX..XXXX with a $XXXX balance and XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.				Reviewer Comment (2025-01-21): Received Seller Comment (2025-01-10): The LAS report does not include 2 accounts. Please include these additional assets;XXXXXXXX with a XXXX balance and XXXX XXXX .XXXX with XXXX balance. If this ATR exception is not related to assets please give clarification.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX XXXXs of XXXX LLC/Bank Statements)	Unable to verify current employment status using reasonably reliable third-party records.				Reviewer Comment (2025-01-21): Received Seller Comment (2025-01-10): Borrower is a 1099 contractor, bank statements are personal account with income froXXXX Docs. Borrower does not own any interest in XXXX XXXX.XXXX .XXXX personal bank statements used for this bank statement loan shows the borrower's 1099 income is active. Let me know if you need anything else.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient cure is required.				Reviewer Comment (2025-01-08): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Third Party Verification or CPA Letter for this income source. due to these missing document of income we are getting ATR fail.				Reviewer Comment (2025-01-21): Received	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.					Reviewer Comment (2025-01-21): Reeived Seller Comment (2025-01-10): The LAS report does not include 2 accounts. Please include these additional assets;XXXXXXXX with a XXXX balance and XXXX XXXX .XXXX with XXXX balance.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower $XXXX. 3 months reserves required and 0 months verified. 3 months business returns not provided.	Reviewer Comment (2025-02-01): Documents received, system cleared.

Seller Comment (2025-01-23): Using only personal accounts is allowed under XXXX guideline XXXX - ..."Business Bank Statements will be defined as the bank statements in which the Borrower deposits the revenue their business generates, including personal bank statements for Borrowers who do not have separate business bank accounts..."

Reviewer Comment (2025-01-21): Received personal accounts, still need business accounts.

Seller Comment (2025-01-10): The LAS report does not include 2 accounts. Please include these additional assets;XXXXXXXX with a XXXX balance and XXXX XXXX .XXXX with XXXX balance.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Personal account used for bank account income, guidelines require 3 month's statements of business bank statements.				Reviewer Comment (2025-02-01): Documents received, system cleared. Seller Comment (2025-01-23): Using only personal accounts is allowed under XXXX guideline XXXX - ..."Business Bank Statements will be defined as the bank statements in which the Borrower deposits the revenue their business generates, including personal bank statements for Borrowers who do not have separate business bank accounts..."	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Guidelines require 3 months of business returns when personal returns are provided.				Reviewer Comment (2025-02-01): Documents received, system cleared. Seller Comment (2025-01-23): Using only personal accounts is allowed under XXXX guideline XXXX - ..."Business Bank Statements will be defined as the bank statements in which the Borrower deposits the revenue their business generates, including personal bank statements for Borrowers who do not have separate business bank accounts..."	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Guidelines require 3 months of business returns when personal returns are provided.				Reviewer Comment (2025-02-01): Documents received, system cleared. Seller Comment (2025-01-23): Using only personal accounts is allowed under XXXX guideline XXXX - ..."Business Bank Statements will be defined as the bank statements in which the Borrower deposits the revenue their business generates, including personal bank statements for Borrowers who do not have separate business bank accounts..."	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112508	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Guidelines require 3 months of business returns when personal returns are provided.				Reviewer Comment (2025-02-01): Documents received, system cleared. Seller Comment (2025-01-23): Using only personal accounts is allowed under XXXX guideline XXXX - ..."Business Bank Statements will be defined as the bank statements in which the Borrower deposits the revenue their business generates, including personal bank statements for Borrowers who do not have separate business bank accounts..."	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112464	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-01-21): Delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Rate/Term		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112465	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-01-21): Delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112465	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The statement for XXXX Way is missing from the file.				Reviewer Comment (2025-01-21): Statement provided, exception cleared. Seller Comment (2025-01-13): (Rate Lock) The prior mtg that was paid off is listed on the credit supplement and the new Note and CD for the new mortgage is attached.?	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112465	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX Statement	The statement for XXXX Way is missing from the file.				Reviewer Comment (2025-01-21): Statement provided, exception cleared. Seller Comment (2025-01-13): (Rate Lock) The prior mtg that was paid off is listed on the credit supplement and the new Note and CD for the new mortgage is attached.?	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112469	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	File does not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2025-01-23): Lender acknowledges and elects to waive. Seller Comment (2025-01-21): (Rate Lock) We elect to waive condition. Reviewer Comment (2025-01-21): Delivery provided howeverXXXXilbox rule would have borrower receiving the report XXXX which is not 3 days prior to closing. Exception is an EV2 and can be elected to waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/09/2024	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112468	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Reviewer Comment (2025-01-28): Lender elects to waive.

Seller Comment (2025-01-27): (Rate Lock) We elect to waive this condition.

Reviewer Comment (2025-01-27): Exception remains an EV2 since we do have proof initial appraisal report was provided the borrower and final appraisal was provided to borrower but not three days prior to consummation date.  Exception can be waived and downgraded per client request.

Reviewer Comment (2025-01-21): Delivery of XXXX report received. Please provide delivery of most recent report dated XXXX. Exception is an EV2 which can be elected to waive.

Seller Comment (2025-01-10): (Rate Lock) Please see initial appraisal report and its receipt of delivery to borrower. We just add the borrower's name on the appraisal report as the initial report only shows the business name as the borrower.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112467	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The loan file did not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2025-01-26): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112466	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-01-14): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	12/1XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112509	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-1XXXX0. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for the Lender Credit. The fee amount of -$XXXX the previously disclosed amount of -$XXXX. A valid COC, nor sufficient cure were provided.	Reviewer Comment (2024-12-27): XXXX received valid COC document dated XXXX

Seller Comment (2024-12-24): see attached revised VCOC

Reviewer Comment (2024-12-24): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information as escrows are waived from initial disclosure only.  In order to determine if the changed circumstance is valid more information is necessary on reason lender credit decreased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2024-12-20): Please see attached VCOC for lender credit
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/02/2024	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112510	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-01-14): Lender acknowledges and elects to waive. Seller Comment (2025-01-09): Please waive XXXX accepts the 2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112510	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $XXXX compared to the calculated total of payments of $XXXX which exceeds the XXXX threshold. (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $XXXX compared to the calculated total of payments of $XXXX which exceeds the XXXX threshold.				Reviewer Comment (2025-01-08): Corrected final CD page two fees	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112510	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Reviewer Comment (2025-01-14): XXXX received LOE suffice.

Seller Comment (2025-01-13): Please see attached Lender Attestation.

Reviewer Comment (2025-01-10): XXXX received copy of XXXX compliance report.  the issue relates to the XXXX and blank page 5 that did not disclose a product or APR and the subsequent XXXX CD would then have a change in product & APR. If a disclosure was not issued to borrower, XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  Please provide a written document general attestation from lender with specific information identifying draft or title balancing CDs that are not provided to consumer to be used for lenders files to exclude non-borrower CDs from testing.  Please provide attestation indicating incomplete CDs with no issue date, 0% or blank interest rate, no payments, and/or blank page 5 loan calculations table are draft or title balancing CDs not disclosed/provided to consumer.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.

Seller Comment (2025-01-09): Please see attached passing XXXX
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112510	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.	Subject loan transaction disbursed on XXXX, prior to three business days from transaction date of XXXX				Reviewer Comment (2025-01-08): Corrected final CD disbursement date per page one.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112372	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds for the Initial Purchase not provided		The subject property was purchased in XXXXXXXX as Delayed Financing. The Guidelines require evidence of purchase funds and these were not located within the loan file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserve exceed guidelines by at least 4 months. 0x30x48 month housing history.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-28): (Rate Lock) CFs provided Reviewer Comment (2025-01-07): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112372	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Delayed financing and value has increased >10%. The field review in file with a lessor value than the appraisal and desk review was not used for the LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserve exceed guidelines by at least 4 months. 0x30x48 month housing history.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-28): (Rate Lock) CFs provided Reviewer Comment (2025-01-07): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112372	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The LTV was determined by using the appraised value vs the lower of the purchase price or appraised value as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserve exceed guidelines by at least 4 months. 0x30x48 month housing history.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-28): (Rate Lock) CFs provided Reviewer Comment (2025-01-07): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112372	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing the operating agreement for the vesting LLC.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserve exceed guidelines by at least 4 months. 0x30x48 month housing history.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-28): (Rate Lock) CFs provided Reviewer Comment (2025-01-07): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.		Details not provided.				Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Balloon term question on page 3 of the final HUD was not provided.		Details not provided.				Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.		Details not provided.				Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided.		Details not provided.				Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your loan balance rise question on page 3 of the final HUD was not provided.		Details not provided.				Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your interest rate rise question on page 3 of the final HUD was not provided.		Details not provided.				Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.		Details not provided.				Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.		Details not provided.				Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.		Details not provided.				Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not Tested As Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.	Initial 1003 shows borrower intends to occupy subject property as primary residence.				Reviewer Comment (2025-01-21): 1003 reflecting not occupying as primary residence provided, exception cleared. Seller Comment (2025-01-08): Providing final 1003 signed by borrower showing borrower will NOT occupy subject property in declarations. Subject property is an investment property.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2025-01-21): Lender acknowledged and elects to waive. Seller Comment (2025-01-08): Providing Settlement Statement with page 3, which is a disclosure acknowledging receipt and acceptance of the settlement statement. Elect to Waive as EV2 and close out.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112511	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The CPA letter in file does not address that the use of business funds will not have a negative impact on the business as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been SE for over 10 years. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors. Seller Comment (2025-01-17): Approved XXXX credit exception for CPA letter.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112374	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2025-01-03): Exception cleared. Received Hazard Policy and updated correctly. Seller Comment (2025-01-02): (Rate Lock) provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112374	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Primary borrower DTI exceeding the maximum of 60% for the Non-occupant borrower guidelines at 100.37%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112373	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting Exception to allow gift funds of XXXX from husband equal about 50% of the funds to close. Borrower is utilizing business funds to cover the remainder. Guidelines state borrower must contribute 50% of down payment. Compensating factors- FICO of 744, Time in job of 5- years or greater. DTI of 25%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-03): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112512	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Survey Fee. Survey Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-18): XXXX received rebuttal stating the survey was required by borrower. Seller Comment (2024-12-17): Borrower shopped for not a lender required service. No tolerance applies	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112154	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2025-02-03): Fraud Report received and associated. Exception cleared. Seller Comment (2025-01-31): Please see attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/14/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112154	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The condo project is ineligible due to a single entity ownership exceeds 2 units for this XXXX project. For condo projects containing 5-XXXXs, no one entity can own more than 2 units.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Current occupation for Borrower 6+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x36 month housing history.	XXXX	Reviewer Comment (2025-01-27): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/14/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112470	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Expiration date of XXXX on Notice of Right to Cancel occurs prior to required expiration date of XXXX				Reviewer Comment (2025-01-20): Documents received, system cleared. Seller Comment (2025-01-07): (Rate Lock) Does revised XXXX with correct dates acceptable? We forgot to replace the shipping docs	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112470	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX without a valid COC. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-02-03): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2025-01-22): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)

Reviewer Comment (2025-01-22): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)

Reviewer Comment (2025-01-17): XXXX: Provided COC dated XXXX only reflects Loan amount changing, borrower requested to change the pricing and additional documents were recorded. But recording fee was not tied with Loan amount and pricing change. Also, provided COC does not give sufficient information on what new information was received that required to recorded the document. If there was an additional reason the fee was added we will need the additional information with supporting documentation of timeline for review otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Reviewer Comment (2025-01-16): XXXX received COC dated XXXX. but it does not give sufficient information on what impacts and why the additional pages need to be recorded deed. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2025-01-08): XXXX received rebuttal, however loan amount changed doesn't affect recording fee to increase. COC dated XXXX available in file, but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-01-07): (Rate Lock) Those are all recording fees, also this is a Refinance Loan. Regarding Tolerance we upload a COC (Page 448 of closing package) for the Increase of the recording fee due to Loan Amount Increase.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112513	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report dated XXXX was delivered on XXXX which is after closing as per XXXX Appraisal delivery status.				Reviewer Comment (2024-12-30): Client elects to Waive. Seller Comment (2024-12-26): Please waive to 2 and clear. XXXX accepts	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112513	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report dated XXXX was delivered on XXXX which is after closing as per XXXX Appraisal delivery status.				Reviewer Comment (2024-12-30): Client elects to Waive. Seller Comment (2024-12-26): Please waive to 2 and clear. XXXX accepts	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112513	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved an exception to allow disputed account to remain in dispute.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 714 FICO versus minimum 700. Loan amount $731K versus maximum $2M.	XXXX	Reviewer Comment (2024-12-23): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112375	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) XXXX Cash-out Loan (T-42 Endorsement Not Obtained)	XXXX Constitution Section 50(a)(6): Acceptable XXXX title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the XXXX T-42 endorsement or the T-42.1 endorsement. (The loan is a XXXX Section 50 (a)(6) home equity loan.)					Reviewer Comment (2025-02-06): Waived per client request Seller Comment (2025-01-31): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112375	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is asset utilization and is a cash out refinance which is ineligible per guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X12 housing history 720 FICO	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors. Seller Comment (2025-01-31): (Rate Lock) UPdated CFs provided Reviewer Comment (2025-01-27): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112378	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-01-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112378	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-01-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112378	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a VVOE within 20 days of the Note date for the CoBorrower for current employer.				Reviewer Comment (2025-01-07): Lender exception with compensating factors system cleared.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112378	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a VVOE within 20 days of the Note date for the CoBorrower for current employer.				Reviewer Comment (2025-01-07): Lender exception with compensating factors system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112378	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a VVOE within 20 days of the Note date for the CoBorrower for current employer.				Reviewer Comment (2025-01-07): Lender exception with compensating factors system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112378	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a VVOE within 20 days of the Note date for the CoBorrower for current employer.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 10+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-07): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112378	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-17): Received PDI, exception cleared prior to end date. Seller Comment (2025-02-15): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112377	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.54712% exceeds Guideline total debt ratio of XXXX000%.	DTI exceeds maximum of 45% without lender exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112377	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	A Non warrantable condo new construction requires a 10% LTV reduction per guidelines max LTV 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112377	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	A Non warrantable condo new construction requires a 10% LTV reduction per guidelines max LTV 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-09): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112377	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a verification of the existence of the business used for income qualification within 120 days prior to the Note date.				Reviewer Comment (2025-01-23): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112379	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Right to Receive a copy appraisal disclosure not provided within 3 days of application.				Reviewer Comment (2025-02-05): Waived per client request Seller Comment (2025-01-29): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112379	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a signed business purpose certification as subject property is an investment.				Reviewer Comment (2025-02-05): N/A - only required on DSCR loans. Seller Comment (2025-01-31): (Rate Lock) This is a bank statement loan and document is not applicable to loan program; only applicable to DSCR.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112379	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document that the business used for income qualification has been in existence for 2 years as required by guidelines.				Reviewer Comment (2025-02-05): Documents received, system cleared. Seller Comment (2025-01-31): (Rate Lock) License showing active from XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112379	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file does not document a 12 month payment history for the Borrowers' primary residence.				Reviewer Comment (2025-02-04): Exception cleared - The payment history for the Borrowers' primary residence is available in credit report for 40 months in page 6 under Derogatory Account. Seller Comment (2025-02-03): (Rate Lock) This is reporting on page 8 of the credit report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112376	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX HLPP Broker TNB Test	XXXX Home Loan (HB1322): Unable to determine if brokered mortgage loan has a tangible net benefit to the borrower due to missing prior loan information.					Reviewer Comment (2025-01-21): Client elects to accept and waive. Seller Comment (2025-01-15): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112376	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. The lender credit decreased by $-XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-17): XXXX received valid COC and LOE for XXXX. Reviewer Comment (2025-01-16): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the credit was decreased. In order to determine if the changed circumstance is valid more information is necessary on reason lender credit decreased and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112376	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-21): Client elects to accept EV2 and waive. Seller Comment (2025-01-15): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112376	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX00. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Administration Fee. The Administration fee increased to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower. (				Reviewer Comment (2025-01-16): XXXX received valid COC dated XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112376	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-21): Comments on 1008.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112514	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XXXX did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose the required Broker Contact NMLS ID				Reviewer Comment (2025-01-24): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-01-23): PCCD, LOE and delivery tracking Seller Comment (2025-01-23): Please see attached corrected page 5 Reviewer Comment (2025-01-23): XXXX received Final CD. However, the Mortgage Broker contact information on page 5 is missing the Mortgage Broker Contact's NMLS ID #. Corrected CD and LOE to borrower adding the required information. Seller Comment (2025-01-21): See attached Final CD with broker info Seller Comment (2025-01-21): Final CD	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX/2025	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112514	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-27): Fraud Report comments provided. Cleared. Seller Comment (2025-01-21): See attached final report with UW comments.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112380	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the Borrower's ownership percentage in the vesting entity.				Reviewer Comment (2025-01-28): Operating agreement provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112384	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment					Reviewer Comment (2025-01-23): 1008 provided reflecting no match for watch list.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112384	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-23): 1008 provided reflecting alert was cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112383	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Third Party Verification	File is missing evidence of business ownership. CPA letter in file is dated XXXX. Guidelines require third party verification of business ownership and a CPA letter for the use of business funds for closing reflecting the use of these funds will not have a negative impact on the business.				Reviewer Comment (2025-01-28): Business ownership mentioned on CPA letter. Exception cleared Reviewer Comment (2025-01-27): Required Third Party Verification showing borrower's Ownership % in the business. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112383	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing evidence of business ownership. CPA letter in file is dated XXXX. Guidelines require third party verification of business ownership and a CPA letter for the use of business funds for closing reflecting the use of these funds will not have a negative impact on the business.				Reviewer Comment (2025-01-28): Business ownership mentioned on CPA letter. Exception cleared Reviewer Comment (2025-01-27): Required Third Party Verification showing borrower's Ownership % in the business. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112382	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is marked rural on XXXX which exceeds 2 acre max per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112382	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower is in the process of consolidating the business used for qualification under another business that is 100% owned by the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112382	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-01-23): Documents received, system cleared. Seller Comment (2025-01-12): (Rate Lock) CPA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112381	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX.				Reviewer Comment (2025-01-08): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112381	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet 4 year seasoning requirement on derogatory credit event. XXXX satisifed XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-01-26): Lender Exception with Compensating Factors provided. Seller Comment (2025-01-17): (Rate Lock) Comps added to exception Reviewer Comment (2025-01-09): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112385	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-25): Comments made and reviewed on 1008. Seller Comment (2025-01-16): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/02/2025	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112386	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-02-06): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1/XXXX025	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112471	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-14): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112473	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.				Reviewer Comment (2025-01-27): FACTA provided, system cleared. Reviewer Comment (2025-01-21): Facta Disclosure provided at closing on XXXX which is not within a reasonable time of the credit pull on XXXX.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112473	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX					Reviewer Comment (2025-01-21): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112473	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX)					Reviewer Comment (2025-01-21): Delivery provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112473	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.31825% or Final Disclosure APR of 8.31900% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2025-01-21): Delivery provided. Seller Comment (2025-01-17): (Rate Lock) Per our second marketing manager: HPML is permitted with full impounds and appraisal. This should be fine	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112473	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) XXXX)					Reviewer Comment (2025-01-21): Delivery provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112473	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX)					Reviewer Comment (2025-01-21): Delivery provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112515	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Safe Harbor requirements not satisfied.				Reviewer Comment (2025-01-30): Lender elects to waive. Seller Comment (2025-01-27): Please waive EV 2 and clear XXXX accepts.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112515	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX Counseling Agencies Disclosure Not in File	XXXX HB1399 - No evidence of required counseling disclosure language per XXXX HB 1399.	XXXX HB1399 - No evidence of required counseling disclosure language per XXXX HB 1399.				Reviewer Comment (2025-01-30): Lender elects to waive. Seller Comment (2025-01-27): Please waive EV 2 and clear XXXX accepts.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112515	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	XXXX Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.				Reviewer Comment (2025-01-30): Lender elects to waive. Seller Comment (2025-01-27): Please waive EV 2 and clear XXXX accepts.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112515	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX HPML Threshold Test Non-Compliant	XXXX Higher-Priced Mortgage Loan: APR on subject loan of 8.37048% or Final Disclosure APR of 8.39900% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Non-Compliant Higher Priced Loan.	APR on subject loan of 8.39473% or Final Disclosure APR of 8.39900% is equal to or greater than the threshold of APOR 6.63% + 1.5%, or 8.13000%. Non-Compliant Higher Priced Loan.				Reviewer Comment (2025-01-30): Lender elects to waive. Seller Comment (2025-01-27): Please waive EV 2 and clear XXXX accepts.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112515	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State Defect	XXXX Ability to Repay Not Verified	XXXX SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.	File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.				Reviewer Comment (2025-01-30): Lender elects to waive. Seller Comment (2025-01-27): Please waive EV 2 and clear XXXX accepts.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112515	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XXXX)	The only CD provided was the final. It was issued on same day as closing.				Reviewer Comment (2025-01-28): XXXX received XXXX CD 3 business days prior to consummation. Seller Comment (2025-01-27): Please see attached Initial CD and receipt acknowledgement	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112515	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has only one active tradeline in the past twelve months.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least XXXX.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112515	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least XXXX.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-24): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112476	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-01-23): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112476	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file does not document a full 12 month housing history for the Borrower (5 rental payments and 2 mortgage payments verified).				Reviewer Comment (2025-01-23): Rent free letter provided. Primary purchase transaction.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112475	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-01-15): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112477	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.11628% or Final Disclosure APR of 8.19000% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.11628% or Final Disclosure APR of 8.19000% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2025-01-23): Lock provided, system cleared.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	12/09/2024	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112477	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.					Reviewer Comment (2025-01-23): Lock provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	12/09/2024	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112477	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file does not document a full 12 month rental history (0x30x12) as required by guidelines.				Reviewer Comment (2025-01-28): Approval provided, exception cleared. Reviewer Comment (2025-01-23): Please provide approval that reflects loan was approved using express guidelines. Seller Comment (2025-01-17): (Rate Lock) This is XXXX - we follow AUS , VOR isn't required.?	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/09/2024	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112472	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-28): Lender elects to waive. Seller Comment (2025-01-23): (Rate Lock) We elect to waive please. Reviewer Comment (2025-01-23): Received delivery and receipt of report for the XXXX report however, delivery was not within 3 business days of closing. Exception is an EV2 which can be elected to waive.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112387	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXXorth XXXX, XXXX, Address: XXXX N, XXXX HOA Verification Lease Agreement	Lease agreement missing for XXXX and HOA verification for XXXX XXXX Circle.				Reviewer Comment (2025-01-23): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112388	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower failing to meet the minimum tradeline requirements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. B1 Rev credit usage 2%. Borrower 2 rev credit usage 29%.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-27): (Rate Lock) Comp factors updated on exception, please review Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-06): (Rate Lock) Exception updated, please review Reviewer Comment (2024-12-27): Possible DTI change. Will process once hazard is received for XXXX.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112388	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV exceeds the guideline max of 80% for a first-time investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. B1 Rev credit usage 2%. Borrower 2 rev credit usage 29%.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-27): (Rate Lock) Comp factors updated on exception, please review Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-06): (Rate Lock) Exception updated, please review Reviewer Comment (2024-12-27): Possible DTI change. Will process once hazard is received for XXXX.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112388	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV exceeds the guideline max of 80% for a first-time investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. B1 Rev credit usage 2%. Borrower 2 rev credit usage 29%.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-27): (Rate Lock) Comp factors updated on exception, please review Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-06): (Rate Lock) Exception updated, please review Reviewer Comment (2024-12-27): Possible DTI change. Will process once hazard is received for XXXX.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112388	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Ter, XXXXXXXX Insurance Verification	Provide verification froXXXX that they do not require hazard insurance on their 1st liens (XXXX).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. B1 Rev credit usage 2%. Borrower 2 rev credit usage 29%.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-27): (Rate Lock) Comp factors updated on exception, please review Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-06): (Rate Lock) Exception updated, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112388	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Tradeline requirement not met, as well as LTV and CLTV exceed Guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. B1 Rev credit usage 2%. Borrower 2 rev credit usage 29%.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-27): (Rate Lock) Comp factors updated on exception, please review Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-06): (Rate Lock) Exception updated, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112388	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Provide verification froXXXX that they do not require hazard insurance on their 1st liens (XXXX).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. B1 Rev credit usage 2%. Borrower 2 rev credit usage 29%.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-27): (Rate Lock) Comp factors updated on exception, please review Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-01-06): (Rate Lock) Exception updated, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112479	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage Shortfall of $XXXX				Reviewer Comment (2025-01-27): Policy covers loan amount, exception cleared. Seller Comment (2025-01-21): (Rate Lock) The current insurance coverage amount is sufficient, as the dwelling coverage amount exceeds the loan amount. : Loan amount $XXXX vs Dwelling coverage amount XXXX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1/XXXX025	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112479	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-27): Delivery provided, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	1/XXXX025	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112389	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Condo is warrantable document missing in loan file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors. Seller Comment (2025-01-21): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/06/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112389	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-01-31): XXXX received valid COC document.

Seller Comment (2025-01-30): (Rate Lock) CIC provided showing lender fee rolled; this is a sufficient and valid CIC and no cure is needed.

Reviewer Comment (2025-01-22): XXXX received Changed Circumstance dated 0XXXX, but it does not give sufficient information on why the pricing was repriced and rolled lender fees on revised CD. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee decreased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-01-21): (Rate Lock) CIC provided showing change due to rolling lender fee into pricing.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/06/2025	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112389	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for master policy insuring roofs over 12 years at actual cash value instead of replacement cost.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/06/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112389	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for single entity owning 38% or 126 units in the project.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/06/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112389	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception request for garage structural recommended repairs are not yet complete.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/06/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment State: XXXX					Reviewer Comment (2025-01-27): Received title commitment document. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Lender approved exception in file allowing DTI up to 54.5% which exceeds guidelines however, the lender ended statements froXXXX and did not include the declining most recent statement in the calculation which reflects a DTI of 64.94%. The loan file does not document the Borrower's ownership percentage in the business used for income qualification. **** UPDATE XXXX- Ownership percentage provided. Income adjusted for statement of XXXX-XXXX. Excessive DTI waived.	Reviewer Comment (2025-02-18): System cleared after Lender Exception with Compensating Factors to use salary documented in employment contract which switched to quarterly payments provided.

Reviewer Comment (2025-02-14): Income update required. See DTI exception. With income update, DTI exceeds 54%.

Reviewer Comment (2025-02-03): Ownership documentation provided. DTI exceeds as lender's income analysis was based on bank statements from XXXX and provided statements in file are from XXXX

Reviewer Comment (2025-01-27): Provided operating agreement does not reflect the Borrower's ownership % / shares for the business used for income qualification.
																			XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 59.03833% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Lender approved exception in file allowing DTI up to 54.5% which exceeds guidelines however, the lender ended statements XXXX and did not include the declining most recent statement in the calculation which reflects a DTI of 64.94%. **** UPDATE XXXX- Ownership percentage provided. Income adjusted for statement of XXXX. Excessive DTI remains.	Reviewer Comment (2025-02-14): Documentation provided system updated. Cleared.

Reviewer Comment (2025-02-14): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 64.94205% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)

Reviewer Comment (2025-02-03): Ownership documentation provided. DTI exceeds as lender's income analysis was based on bank statements from XXXX and provided statements in file are from 1XXXX.

Seller Comment (2025-02-03): (Rate Lock) This was part of the exception approved due to change in how the borrower gets paid

Reviewer Comment (2025-01-27): DTI exception remains no documentation provided as most recent provided statement was not included in the income calculation.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2025-01-27): XXXX received Letter of explanation and Corrected Closing disclosure.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.12817% exceeds Guideline total debt ratio of 50.00000%.	Lender approved exception in file allowing DTI up to 54.5% which exceeds guidelines however, the lender XXXX and did not include the declining most recent statement in the calculation which reflects a DTI of 64.94%. **** UPDATE XXXX- Ownership percentage provided. Income adjusted for statement of XXXX. Excessive DTI waived.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Borrower has verified disposable income of at least XXXX. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0x30x24 mortgage history Borrower self employed over 10 years.	XXXX	Reviewer Comment (2025-02-14): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-14): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 64.94205% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2025-02-03): Ownership documentation provided. DTI exceeds as lender's income analysis was based on bank statements from XXXX and provided statements in file are from XXXX.

Seller Comment (2025-02-03): (Rate Lock) This was part of the exception approved due to change in how the borrower gets paid

Reviewer Comment (2025-01-27): DTI exception remains no documentation provided as most recent provided statement was not included in the income calculation.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender approved exception in file allowing DTI up to 54.5% which exceeds guidelines however, the lender ended XXXX and did not include the declining most recent statement in the calculation which reflects a DTI of 64.94%. The loan file does not document the Borrower's ownership percentage in the business used for income qualification. **** UPDATE XXXX- Ownership percentage provided. Income adjusted for statement of XXXX. Excessive DTI waived.				Reviewer Comment (2025-02-14): System cleared after Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-03): Ownership documentation provided. DTI exceeds as lender's income analysis was based on bank statements from XXXX and provided statements in file are from XXXX Reviewer Comment (2025-01-27): Provided operating agreement does not reflect the Borrower's ownership % / shares for the business used for income qualification. DTI exception remains no documentation provided.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The mortgage payment on XXXX was not included in the debt calculation. Home was purchased for XXXX is making monthly payments.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0x30x24 mortgage history	XXXX	Reviewer Comment (2025-02-14): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-03): No compelling compensating factors provided for consideration of downgrading waiving exception when layered exceptions are reflected on the loan. Seller Comment (2025-01-27): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-01-17): No compelling compensating factors provided for consideration of downgrading waiving exception when layered exceptions are reflected on the loan.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statement used for income qualification reflect the use of foreign deposits as income.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0x30x24 mortgage history	XXXX	Reviewer Comment (2025-02-14): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-03): No compelling compensating factors provided for consideration of downgrading waiving exception when layered exceptions are reflected on the loan. Seller Comment (2025-01-27): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-01-17): No compelling compensating factors provided for consideration of downgrading waiving exception when layered exceptions are reflected on the loan.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.				Reviewer Comment (2025-02-14): Ownership documentation provided. Reviewer Comment (2025-02-03): Ownership documentation provided. DTI exceeds as lender's income analysis was based on bank statements from XXXX and provided statements in file are from XXXX Reviewer Comment (2025-01-27): Provided operating agreement does not reflect the Borrower's ownership % / shares for the business used for income qualification.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.	Reviewer Comment (2025-02-18): Documentation provided. Cleared.

Reviewer Comment (2025-02-14): Missing XXXX bank statement for XXXX account.

Reviewer Comment (2025-02-14): Ownership documentation provided.

Reviewer Comment (2025-02-03): Ownership documentation provided. DTI exceeds as lender's income analysis was based on bank statements from XXXX and provided statements in file are from XXXX

Reviewer Comment (2025-01-27): Required CPA Letter showing borrower's Ownership % in the business. Exception Remains.

Seller Comment (2025-01-24): (Rate Lock) Borr is in a partnership with XXXX which is owned 33% by XXXX Corp which the borr owns 100% of

Reviewer Comment (2025-01-23): Exception Remains - Required CPA Letter showing borrower's Ownership % in the business.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Credit	Income	Document Error	Income	Bank statement page number is blank.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // XXXX	Loan file missing XXXX XXXX Statement.				Reviewer Comment (2025-02-18): Documentation provided. Cleared.	XXXX	XXXX	XXXX	1		A		A		A		A		A	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112390	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.12817% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Excessive DTI.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Borrower has verified disposable income of at least XXXX. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0x30x24 mortgage history Borrower self employed over 10 years.	XXXX	Reviewer Comment (2025-02-14): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2		B		B		B		B		B	01/08/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112391	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to use CPA letter from CPA that was obtained inXXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-16): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX/2025	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112393	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Credit Report Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-08): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112481	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-01-28): Lender elects to waive. Seller Comment (2025-01-27): (Rate Lock) We elect to waive this condition. Reviewer Comment (2025-01-26): Since final appraisal report was not delivered to borrower three business days prior to consummation date exceptions remains an EV2 since we do have proof of initial appraisal deliver to borrower. Exception can be waive and downgraded to to EV2 upon client request.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112481	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-01-17): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112480	XXXX	XXXX	XXXX	XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is missing				Reviewer Comment (2025-01-23): Supplemental report provided.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112480	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Primary Appraisal Delivery XXXX	Reviewer Comment (2025-01-29): Lender elects to waive.

Reviewer Comment (2025-01-28): The CDA came in at a different value than the appraisal. Under ECOA, the report would need to be sent to the Borrower since there is a value difference.

Seller Comment (2025-01-23): (Rate Lock) we don't send copies of desk review reports to the borrower. We only send copies of appraisal reports.

Seller Comment (2025-01-23): We don't send copies of desk review reports to the borrower. We only send copies of appraisal reports.

Reviewer Comment (2025-01-23): Appraisal delivery received. Exception is for delivery of the desk review as the value is different from the appraisal.
																			XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112392	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	Total amount of $XXXX exceeds tolerance of XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-22): XXXX received Letter of explanation, Final Settlement Statement and Corrected Closing disclosure. Seller Comment (2025-01-21): (Rate Lock) Docs provided showing final recording fee in compliance and LOE	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/06/2025	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112392	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a non-arms length first time homebuyer transaction.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income of at least XXXX. DTI is at least 10% less than the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-28): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-15): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/06/2025	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112392	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	LTV of 90% exceeds guideline max of 80% for a non-arms length first time homebuyer transaction.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Residual income of at least XXXX. DTI is at least 10% less than the guideline maximum. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors. Seller Comment (2025-01-28): (Rate Lock) Updated CFs provided Reviewer Comment (2025-01-15): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/06/2025	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112517	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2025-01-07): Sufficient coverage provided. Seller Comment (2024-12-30): HOI policy	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112517	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.					Reviewer Comment (2025-01-07): Delivery provided. Seller Comment (2024-12-30): Disclosure Seller Comment (2024-12-30): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA - Right to Receive copy of appraisal. Providing XXXX Disclosure Tracking Details report confirming this disclosure was emailed to borrower within 3 days of application and copy of this disclosure.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112517	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.					Reviewer Comment (2025-01-07): Waived per client request. Seller Comment (2025-01-07): Elect to waive EV2 and close out. Reviewer Comment (2025-01-07): Downgraded to EV2-B based on loan being exempt from all federal, state and local high-cost testing. Seller Comment (2024-12-30): Final Settlement Statement	XXXX	XXXX	XXXX	2	D	B	D	B	D	B	D	B	D	B	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112517	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a rural investment property.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2024-12-26): Lender Exception with Compensating Factors provided.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112395	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXXs,XXXX XXXX XXXX LLC Dba XXXX XXXX/Bank Statements)	Third party verification or CPA letter is missing.				Reviewer Comment (2025-01-08): Operating agreement verifying ownership percentage and internet search verifies employment within 120 calendar days of Note date.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112395	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXXs,XXXX XXXX XXXX LLC Dba XXXX XXXX/Bank Statements)	Third party verification or CPA letter is missing.				Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112395	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability to Repay – Bank Statement Guidelines Require 12 or more Months	Ability to Repay (Dodd-Frank 2014): Guidelines require 12 or more consecutive months bank statements. (XXXXs,XXXX XXXX XXXX LLC Dba XXXX XXXX/Bank Statements)					Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112395	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability to Repay – Bank Statement Guidelines Require 12 or more Months	Ability to Repay (Dodd-Frank 2014): Guidelines require 12 or more consecutive months bank statements. (XXXXs,XXXX XXXX XXXX LLC Dba XXXX XXXX/Bank Statements)					Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112395	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Third party verification or CPA letter is missing.				Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112395	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	Policy amount is less than the loan amount.				Reviewer Comment (2025-01-23): Waived per client request. Seller Comment (2025-01-12): (Rate Lock) Lender accepts the EV2 and wishes to proceed waiving	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112395	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for multiple overdraft fees in business account.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112395	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide corrected, executed and recorded Security Instrument showing the correct XXXX for the subject.				Reviewer Comment (2025-02-06): Documents received, system cleared. Seller Comment (2025-01-30): (Rate Lock) re-recorded DOT provided	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112518	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2025-01-21): 1003 signed by LO, exception cleared. Seller Comment (2025-01-17): see attached initial 1003 signed by LO Reviewer Comment (2025-01-15): Document was not signed by either LO or Borrower. Seller Comment (2025-01-10): Please see XXXX initial 1003	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112518	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for property being a PUD but is a resort (condotel like).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-09): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112518	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2025-01-21): Lender acknowledges and elects to waive. Seller Comment (2025-01-16): Please do so. Reviewer Comment (2025-01-15): This is an informational exception that a document other than a CD was used for closing. This can be Waived. Seller Comment (2025-01-10): see attached	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the Appraisal at least three business days prior to closing.				Reviewer Comment (2025-02-10): Client elects to Waive. Seller Comment (2025-02-05): (Rate Lock) We elect to waive as an EV2 Reviewer Comment (2025-02-04): Report was not provided three business days prior to closing. Exception is an EV2 which can be elected to waive. Seller Comment (2025-01-29): (Rate Lock) Provided	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1/XXXX025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	Misc. State Level	XXXX CMPA Home Loan Toolkit Status	XXXX Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	The Home Loan Toolkit not provided to borrower within three days of application.				Reviewer Comment (2025-02-04): Lender elects to waive. Seller Comment (2025-01-29): (Rate Lock) Lender accepts the Ev2 please waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1/XXXX025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	A Third Party Verification on the Borrowers Self-Employment dated within 120 prior to Note.				Reviewer Comment (2025-02-05): Internet search provided with phone listing and address for borrower's business. Exception cleared Seller Comment (2025-02-04): (Rate Lock) Doc provided Reviewer Comment (2025-01-30): Provided Website search is missing with the address for the borrower's business. Exception remains. Seller Comment (2025-01-29): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	1/XXXX025	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX, LLC/Bank Statements)	A Third Party Verification on the Borrowers Self-Employment dated within 120 prior to Note.				Reviewer Comment (2025-02-05): Internet search provided with phone listing and address for borrower's business. Exception cleared Seller Comment (2025-02-04): (Rate Lock) Doc provided Reviewer Comment (2025-01-30): Provided Website search is missing with the address for the borrower's business. Exception remains. Seller Comment (2025-01-29): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1/XXXX025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	A Third Party Verification on the Borrowers Self-Employment dated within 120 prior to Note.				Reviewer Comment (2025-02-05): Internet search provided with phone listing and address for borrower's business. Exception cleared Seller Comment (2025-02-04): (Rate Lock) Doc provided Reviewer Comment (2025-01-30): Provided Website search is missing with the address for the borrower's business. Exception remains. Seller Comment (2025-01-29): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1/XXXX025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	A Third Party Verification on the Borrowers Self-Employment dated within 120 prior to Note.				Reviewer Comment (2025-02-05): Internet search provided with phone listing and address for borrower's business. Exception cleared Reviewer Comment (2025-01-30): Provided Website search is missing with the address for the borrower's business. Exception remains.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	1/XXXX025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX Third Party Verification	A Third Party Verification on the Borrowers Self-Employment dated within 120 prior to Note.				Reviewer Comment (2025-02-05): Internet search provided with phone listing and address for borrower's business. Exception cleared Seller Comment (2025-02-04): (Rate Lock) Doc provided Reviewer Comment (2025-01-30): Provided Website search is missing with the address for the borrower's business. Exception remains. Seller Comment (2025-01-29): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1/XXXX025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		A Third Party Verification on the Borrowers Self-Employment dated within 120 prior to Note.				Reviewer Comment (2025-02-05): Business Internet search provided with phone listing and address. Exception cleared Reviewer Comment (2025-01-30): Provided Website search is missing with the address for the borrower's business. Exception remains. Seller Comment (2025-01-29): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1/XXXX025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	A Third Party Verification on the Borrowers Self-Employment dated within 120 prior to Note.				Reviewer Comment (2025-02-05): Internet search provided with phone listing and address for borrower's business. Exception cleared Seller Comment (2025-02-04): (Rate Lock) Doc provided Reviewer Comment (2025-01-30): Provided Website search is missing with the address for the borrower's business. Exception remains. Seller Comment (2025-01-29): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1/XXXX025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112397	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2025-02-05): Internet search provided with phone listing and address for borrower's business. Exception cleared	XXXX	XXXX	XXXX	1		A		A		A		A		A	1/XXXX025	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112398	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-01-07): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112399	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The project has fractional units, segmented ownership. The HOA is running on a $XXXX dollar deficit, will offset the deficit by using reserve money. The roofs older than 15 years are insured at Actual Cash Value, not Replacement Cost.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-04): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/25/2025	XXXX	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112399	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	File is missing evidence of receipt of Appraisal.				Reviewer Comment (2025-02-18): Lender elects to waive. Seller Comment (2025-02-09): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/25/2025	XXXX	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112399	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX without a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.” Seller Comment (2025-02-09): (Rate Lock) This was applied on the CD and SS at close please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/25/2025	XXXX	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112399	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Sufficient cure provided at closing.				Reviewer Comment (2025-02-10): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	01/25/2025	XXXX	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112400	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a private VOR without cancelled checks as required per guidelines.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/08/2025	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112400	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-02-06): Documents received, system cleared. Seller Comment (2025-01-31): (Rate Lock) 1008 with HOI notes provided Reviewer Comment (2025-01-24): 1008 does not address hazard insurance ofac hit. Exception remains. Seller Comment (2025-01-17): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/08/2025	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112396	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-14): Inspection provided. Seller Comment (2025-02-11): (Rate Lock) PDI provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/03/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112396	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is on 3.78 acres when guideline max is 2.00.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. DTI is at least 5% below max or greater. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-14): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/03/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112396	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-27): Documents received, system cleared. Seller Comment (2025-01-20): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/03/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112519	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment (2025-01-08): Contract provided. Executed. Cleared. Seller Comment (2025-01-02): See attached Purchase contract	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112519	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.					Reviewer Comment (2025-01-08): Client elects to Waive. Seller Comment (2025-01-02): Please waive XXXX accepts the EV 2	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112519	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.					Reviewer Comment (2025-01-09): Client elects to Waive. Reviewer Comment (2025-01-09): Downgraded to EV2-B based on loan being exempt from all federal, state and local high cost testing. Seller Comment (2025-01-06): See attached final HUD	XXXX	XXXX	XXXX	2	D	B	D	B	D	B	D	B	D	B	XXXX	XXXX	Investment	Purchase		D	B	D	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112402	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification of appraisal was delivered to borrower not provided in file.				Reviewer Comment (2025-02-06): Lender acknowledges Seller Comment (2025-02-03): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/22/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112402	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower did not sign the Note and Security Instrument as an individual as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Borrower signed Guaranty Agreement and loan has multiple supporting CF. Seller Comment (2025-02-10): (Rate Lock) Comps factors updated please review Reviewer Comment (2025-02-06): Alternative documentation provided but no compensating factors provided for guideline deficiency. Seller Comment (2025-02-05): (Rate Lock) Exception updated to include this please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/22/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112402	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2025-02-06): Lender acknowledges Seller Comment (2025-02-03): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/22/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112401	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and Security Instrument as an individual as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors	XXXX	Reviewer Comment (2025-02-05): Lender Exception with Compensating Factors Seller Comment (2025-01-24): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/15/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112521	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2025-01-21): UCDP provided, exception cleared. Seller Comment (2025-01-21): attached	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112521	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (2025-01-21): Approval provided. Seller Comment (2025-01-21): attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112521	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.					Reviewer Comment (2025-01-21): Lender acknowledges and elects to waive. Seller Comment (2025-01-21): Lender accepts finding. Please clear.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112521	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.	HUD not provided fees updated from Master Estimated Settlement Statement				Reviewer Comment (2025-01-21): Lender acknowledges and elects to waive. Seller Comment (2025-01-21): Lender accepts finding, please clear.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112521	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-01-31): PDI provided. Seller Comment (2025-01-29): attached	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		D	B	C	A	B	B	D	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112520	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	File is missing Final HUD-1.				Reviewer Comment (2025-01-09): Informational exception. Can be Waived. Reviewer Comment (2025-01-09): Regraded to EV2-B as exempt from all federal state and local high cost testing. Seller Comment (2025-01-08): When this is reduced to a EV 2, elect to waive and close out. Seller Comment (2025-01-02): Final settlement statement signed	XXXX	XXXX	XXXX	2	D	B	D	B	D	B	D	B	D	B	XXXX	XXXX	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112520	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					Reviewer Comment (2025-01-08): Provided. Seller Comment (2025-01-02): Disclosure Seller Comment (2025-01-02): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA Right to Receive copy of appraisal. Providing XXXX Disclosure Tracking Details report that confirms this disclosure was emailed to borrower within 3 days of application. Including a copy of this disclosure.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		D	B	A	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 4 of final CD does not specify reason why escrow is being waived.				Reviewer Comment (2025-02-06): XXXX received Letter of Explanation & Corrected Closing Disclosure. Seller Comment (2025-02-05): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/15/2025	XXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Borrower does not have a 2 year self employment history with only 1 year proof of US history of previous same line of work. The business used for income has not been in existence for two years as required by guidelines (Lender exception in file does not address).				Reviewer Comment (2025-02-06): Exception Cleared - As per provided information if business is less than 2 years existence can be considered with documentation of employment history in the same line of work. Seller Comment (2025-02-05): (Rate Lock) Provided VOE with borrower being in the same line of work in XXXX from XXXX toXXXX which is a 5 yr history. Per guides "Less than 2 years of business existence can be considered with documentation of min of 4 years employment in the same line of work or related profession Please clear	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	01/15/2025	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Borrower does not have a 2 year self employment history with only 1 year proof of US history of previous same line of work. The business used for income has not been in existence for two years as required by guidelines.				Reviewer Comment (2025-02-06): Exception Cleared - As per provided information if business is less than 2 years existence can be considered with documentation of employment history in the same line of work. Seller Comment (2025-02-05): (Rate Lock) Provided VOE with borrower being in the same line of work in XXXX from XXXX toXXXX which is a 5 yr history. Per guides "Less than 2 years of business existence can be considered with documentation of min of 4 years employment in the same line of work or related profession Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/15/2025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112406	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Borrower does not have a 2 year self employment history with only 1 year proof of US history of previous same line of work. The business used for income has not been in existence for two years as required by guidelines.				Reviewer Comment (2025-02-06): Exception Cleared - As per provided information if business is less than 2 years existence can be considered with documentation of employment history in the same line of work. Seller Comment (2025-02-05): (Rate Lock) Provided VOE with borrower being in the same line of work in XXXX from XXXX toXXXX which is a 5 yr history. Per guides "Less than 2 years of business existence can be considered with documentation of min of 4 years employment in the same line of work or related profession Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/15/2025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112406	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The Borrower does not have a 2 year self employment history with only 1 year proof of US history of previous same line of work. The business used for income has not been in existence for two years as required by guidelines.				Reviewer Comment (2025-02-06): Exception Cleared - As per provided information if business is less than 2 years existence can be considered with documentation of employment history in the same line of work. Seller Comment (2025-02-05): (Rate Lock) Provided VOE with borrower being in the same line of work in XXXX from XXXX toXXXX which is a 5 yr history. Per guides "Less than 2 years of business existence can be considered with documentation of min of 4 years employment in the same line of work or related profession Please clear	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/15/2025	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112403	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.59 is less than Guideline PITIA months reserves of 6.00.	Additional asset is required.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0X30X24 housing history Revolving credit utilization 1%	XXXX	Reviewer Comment (2025-01-26): Lender Exception with Compensating Factors. Seller Comment (2025-01-17): (Rate Lock) Updated comps added to exception Reviewer Comment (2025-01-15): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112403	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are NSFs reflected on the bank statements used for income that exceed guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0X30X24 housing history Revolving credit utilization 1%	XXXX	Reviewer Comment (2025-01-26): Lender Exception with Compensating Factors. Seller Comment (2025-01-17): (Rate Lock) Updated comps added to exception Reviewer Comment (2025-01-15): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112407	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report date is XXXX, which is not 3 business days prior to consummation, and report could not have been received 3 business days prior.				Reviewer Comment (2025-02-05): Waiver per client request Seller Comment (2025-01-29): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/08/2025	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112408	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-01-24): Waived per client request. Seller Comment (2025-01-15): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112408	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2025-01-24): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112408	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.				Reviewer Comment (2025-01-24): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112408	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely XXXX result in additional fee tolerance violations. (Initial/XXXX)					Reviewer Comment (2025-01-16): XXXX received e-consent dated XXXX.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112408	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-24): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112409	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for Non-warrantable Condo; the XXXX Bond Coverage is only XXXX which is less than 3 months of assessment dues and theXXXX/25 Budget is showing a net loss of XXXX,XXXX at the end of the fiscal year.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-15): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/03/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112409	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	Borrower: XXXX XXXX	Subject Property is Primary residence, but 1003 shows borrower will not occupy the property as a primary residence.				Reviewer Comment (2025-01-31): Updated 1003 received and associated. Exception Cleared. Seller Comment (2025-01-30): (Rate Lock) 1003 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/03/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112409	XXXX	XXXX	XXXX	XXXX	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: XXXX	Clear Capital CDA shows subject property Unit number as XXXX, whereas Note shows XXXX as as the Unit number.				Reviewer Comment (2025-02-14): Correction provided. Seller Comment (2025-02-11): (Rate Lock) Provided Reviewer Comment (2025-02-06): Same CDA desk review provided showing unit XXXX when the Note shows unit XXXX. Still need CDA desk review showing unit XXXX. Seller Comment (2025-01-30): (Rate Lock) CDA provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/03/2025	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112411	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for investment property with over 2.0 acres.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112411	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	Effective Date XXXX is after the closing date XXXX.				Reviewer Comment (2025-01-08): Received previous hazard insurance verification document, Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112411	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for borrower having 4 NFSs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Lender Exception with Compensating Factors 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-06): Lender Exception with Compensating Factors	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112412	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.					Reviewer Comment (2025-01-23): Supplemental report provided, exception cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112412	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report Date: XXXX	File is missing AIR cert required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112412	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of $XXXX.	Total cash-out exceeds maximum allowable by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112412	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to allow the use of transferred appraisal from UWM on XXXX only get 100D recert which was completed XXXX. Age of appraisal requirement are 120 days, currently over 180 days	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112412	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for no VOM or payment history on REO mortgage. Per mortgage documents, this was a construction loan where 12 months of interest only payments were due initially.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	B	B	N/A	N/A	No
XXXX	XXXX	XXXX	4350112415	XXXX	XXXX	XXXX	XXXX	Credit	Income	Document Error	Income	Bank statement page number is blank.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX // Account Type: Business / Account Num: XXXX	Bank statement used for income qualification is missing for account ending XXXX for XXXXXXXX.				Reviewer Comment (2025-02-03): Bank Statement of AccountXXXX is received and information updated. Exception Cleared. Seller Comment (2025-01-31): (Rate Lock) statement provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/15/2025	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112415	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Bank statement used for income qualification is missing for account ending XXXX for XXXXXXXX.				Reviewer Comment (2025-02-03): Bank Statement of AccountXXXX is received and information updated. Exception Cleared. Seller Comment (2025-01-31): (Rate Lock) statement provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/15/2025	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXXX plus 10% or $XXXX Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-01-06): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX XXXX CPA Letter	File is missing evidence of business ownership.				Reviewer Comment (2025-01-21): Entity documentation provided reflecting borrower as a member.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	DTI exceeds maximum allowable of 45% for a non warrantable condo.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Borrower has been employed in the same industry for more than 5 years.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 20 points. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-28): Lender Exception with Compensating Factors.

Seller Comment (2025-01-22): (Rate Lock) Comps updated on exception please review

Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Comp factor of clean mortgage history is required for loan.

Seller Comment (2025-01-17): (Rate Lock) Comps updated on exception

Reviewer Comment (2025-01-07): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing evidence of business ownership percentage.				Reviewer Comment (2025-01-28): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-01-22): (Rate Lock) Comps updated on exception please review Reviewer Comment (2025-01-21): DTI and business/personal statement exceptions still outstanding.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing evidence of business ownership percentage.				Reviewer Comment (2025-01-28): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-01-22): (Rate Lock) Comps updated on exception please review Reviewer Comment (2025-01-21): DTI and business/personal statement exceptions still outstanding.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing evidence of business ownership percentage.				Reviewer Comment (2025-01-28): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-01-22): (Rate Lock) Comps updated on exception please review Reviewer Comment (2025-01-21): DTI and business/personal statement exceptions still outstanding.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.28346% exceeds Guideline total debt ratio of XXXX000%.	DTI exceeds maximum allowable of 45% for a non warrantable condo.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Borrower has been employed in the same industry for more than 5 years.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 20 points. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-28): Lender Exception with Compensating Factors, system cleared.

Seller Comment (2025-01-22): (Rate Lock) Comps updated on exception please review

Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Comp factor of clean mortgage history is required for loan.

Seller Comment (2025-01-17): (Rate Lock) Comps updated on exception

Reviewer Comment (2025-01-07): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower used personal and business bank statements which is ineligible per guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Borrower has been employed in the same industry for more than 5 years.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 20 points. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-28): Lender Exception with Compensating Factors.

Seller Comment (2025-01-22): (Rate Lock) Comps updated on exception please review

Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Comp factor of clean mortgage history is required for loan.

Seller Comment (2025-01-17): (Rate Lock) Comps updated on exception

Reviewer Comment (2025-01-07): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX					Reviewer Comment (2025-01-21): 1008 provided, exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112413	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.28346% moderately exceeds the guideline maximum of XXXX%. (DTI Exception is eligible to be regraded with compensating factors.)	Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Borrower has been employed in the same industry for more than 5 years.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 20 points. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-28): Lender Exception with Compensating Factors. Seller Comment (2025-01-22): (Rate Lock) Comps updated on exception please review Reviewer Comment (2025-01-21): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Comp factor of clean mortgage history is required for loan. Seller Comment (2025-01-17): (Rate Lock) Comps updated on exception	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112414	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	10% tolerance was exceeded by $XXXX due to Recording Fee. No valid COC provided				Reviewer Comment (2025-01-23): XXXX received corrected PCCD and LOE reconciled with ALTA final SS.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112414	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The REOs in file do not have a lease agreement or 3 months receipt of rent and the 1007 market rent was used for qualification.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	5+ years on job. LTV is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors. Seller Comment (2025-01-22): (Rate Lock) Please see the approved exception for this	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112414	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	An expense ratio was not applied to the income qualification when personal bank statements are used without 2 months business statements being provided as required by guidelines. The DTI of 50.41% exceeds guidelines of 50.00%.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Exception updated to include DTI of 50.41% please review Reviewer Comment (2025-01-27): No additional documents or lender exception provided for DTI of 50.41% and guidelines require 50%. Exception remains.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112414	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.42068% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI of 50.41% exceeds guidelines of 50.00%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

Miscellaneous	5+ years on job. LTV is at least 10% < the guideline maximum. 0x30x24 month housing history. 3% revolving credit usage.	XXXX	Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-10): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.41574% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)

Seller Comment (2025-02-03): (Rate Lock) Exception updated to include DTI of 50.41% please review

Reviewer Comment (2025-01-27): No additional documents or lender exception provided for DTI of 50.41% and guidelines require 50%.  Exception remains.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112414	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	An expense ratio was not applied to the income qualification when personal bank statements are used without 2 months business statements being provided as required by guidelines. The DTI of 50.41% exceeds guidelines of 50.00%.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Exception updated to include DTI of 50.41% please review Reviewer Comment (2025-01-27): No additional documents or lender exception provided for DTI of 50.41% and guidelines require 50%. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112414	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	An expense ratio was not applied to the income qualification when personal bank statements are used without 2 months business statements being provided as required by guidelines. The DTI of 50.41% exceeds guidelines of 50.00%.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Exception updated to include DTI of 50.41% please review Reviewer Comment (2025-01-27): No additional documents or lender exception provided for DTI of 50.41% and guidelines require 50%. Exception remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112414	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.42068% exceeds Guideline total debt ratio of 50.00000%.	The DTI of 50.41% exceeds guidelines of 50.00%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	5+ years on job. LTV is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Exception updated to include DTI of 50.41% please review Reviewer Comment (2025-01-27): No additional documents or lender exception provided for DTI of 50.41% and guidelines require 50%. Exception remains. Reviewer Comment (2025-01-27): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 50.41574% exceeds Guideline total debt ratio of 50.00000%.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112414	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	An expense ratio was not applied to the income qualification when personal bank statements are used without 2 months business statements being provided as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	5+ years on job. LTV is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Exception updated to include DTI of 50.41% please review Reviewer Comment (2025-01-27): No additional documents or lender exception provided for DTI of 50.41% and guidelines require 50%. Exception remains.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112414	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The DTI of 50.41% exceeds guidelines of 50.00%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	5+ years on job. LTV is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Exception updated to include DTI of 50.41% please review Reviewer Comment (2025-01-27): No additional documents or lender exception provided for DTI of 50.41% and guidelines require 50%. Exception remains.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112417	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased to XXXX without a valid reason for the change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-02-14): XXXX received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-02-13): (Rate Lock) It was sent via XXXX and there is no tracking. The email provided XXXX is sufficient as the borrower confirmed via email they received the check within the cure period. Please clear or escalate.

Reviewer Comment (2025-02-13): XXXX no document received in order to cure the exception. The proof of mailing present in the file is reflecting tracking ID as Label created. Kindly provide Proof of mailing required to cure.

Seller Comment (2025-02-12): (Rate Lock) Confirmation the borrower received the docs were provided, this is sufficient. Please clear.

Reviewer Comment (2025-02-11): XXXX received Post CD,LOX,Copy of refund check and proof of mailing. XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Seller Comment (2025-02-11): (Rate Lock) Steele PCCD and check provided. Check was mailed via XXXX, so borrower confirmed they received the check.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/21/2025	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112416	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a unique property, as storage barn is significantly larger than home but XXXX acres and has no agricultural use.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower 10 + years on job. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-27): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/14/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112416	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and the Security Instrument as an individual as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower 10 + years on job. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors and borrowers executed guaranty agreement. Seller Comment (2025-01-31): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/14/2025	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112424	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX Lease Agreement	Missing a Lease agreement for XXXX.				Reviewer Comment (2025-02-04): Comparable Rent Schedule received and associated. Exception cleared. Seller Comment (2025-02-03): (Rate Lock) The appraisal for the property is attached and has a rent schedule that the UW used this to qualify	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112424	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing a Lease agreement for XXXX.				Reviewer Comment (2025-02-04): Comparable Rent Schedule received and associated. Exception cleared. Seller Comment (2025-02-03): (Rate Lock) The appraisal for the property is attached and has a rent schedule that the UW used this to qualify	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112424	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Appraisal report date is XXXX, which is not 3 business days prior to consummation, and report could not have been received 3 business days prior.				Reviewer Comment (2025-01-27): Waiver per client request. Seller Comment (2025-01-21): (Rate Lock) Lender accepts the EV2 and wishes to waive	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112420	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	File is missing receipt of Appraisal.				Reviewer Comment (2025-02-05): Waived per client request Seller Comment (2025-01-29): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/16/2025	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112420	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and the Security Instrument as an individual as required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors Lender Exception with Compensating Factors	XXXX	Reviewer Comment (2025-02-05): Lender Exception with Compensating Factors Seller Comment (2025-02-03): (Rate Lock) Added to exception, please review	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/16/2025	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/0XXXX)	Verification of the borrower's receipt of the appraisal was not in the file.				Reviewer Comment (2025-02-13): Lender acknowledges and elects to waive. Seller Comment (2025-02-03): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/17/2025	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:21847/XXXX)	Verification of the borrower's receipt of the appraisal was not in the file.				Reviewer Comment (2025-02-13): Lender acknowledges and elects to waive. Seller Comment (2025-02-03): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/17/2025	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Survey Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower	Reviewer Comment (2025-02-13): XXXX received LOX stating survey was outsourced by borrower.

Reviewer Comment (2025-02-11): XXXX received rebuttal. However, we are unable to determine from the file whether the lender or title company required the survey.  If the lender required, the survey fee, then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/17/2025	XXXX	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Transfer Tax Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure provided to the borrower				Reviewer Comment (2025-02-11): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/17/2025	XXXX	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112418	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for self employment income being less than 30% of qualifying income.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/17/2025	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112418	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for the use of Asset depletion income on a cash out refinance.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-30): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/17/2025	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112418	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-13): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1		A		A		A		A		A	01/17/2025	XXXX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112422	XXXX	XXXX	XXXX	XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.73 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for calculated DSCR at 0.73 when 1.00 is the minimum required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Borrower's Experience/Track Record	0x30x24 month housing history. Borrower's Experience/Track Record. The borrower has: 3 Years of Experience.	XXXX	Reviewer Comment (2025-01-24): Lender exception with compensating factors. Seller Comment (2025-01-15): (Rate Lock) exception updated to reflect comp factors Reviewer Comment (2025-01-14): Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX/2025	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112423	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file does not document a full 12 month rental history (10 months verified in file) as required by guidelines.				Reviewer Comment (2025-01-27): Document provided for verifying 12-months housing history exception cleared. Seller Comment (2025-01-24): (Rate Lock) VOR - from XXXX and previous lease with rent payment for XXXX provided. This makes full 12 months	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112421	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non borrowing spouse provided funds to meet the reserve requirement.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-10): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112421	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				Reviewer Comment (2025-02-14): Provided. Cleared. Seller Comment (2025-02-11): (Rate Lock) PDI provided Reviewer Comment (2025-02-10): Lender exceptions cannot be used for FEMA exceptions. Seller Comment (2025-02-10): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112421	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 0XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/0XXXX)	Final Closing Disclosure provided on 0XXXX incorrectly disclosed whether the loan will have an escrow account.				Reviewer Comment (2025-01-23): XXXX Received Corrected PCCD and LOE. Seller Comment (2025-01-22): (Rate Lock) PCCD provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/03/2025	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112421	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.59 is less than Guideline PITIA months reserves of 12.00.	12 months reserves required for waiving escrows.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-10): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112421	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	12 months reserves required for waiving escrows and file only reflects 3.59 months.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-10): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112421	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		12 months reserves required for waiving escrows and file only reflects 3.59 months.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-10): (Rate Lock) Exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/03/2025	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112426	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided						Reviewer Comment (2025-01-22): Received Assignment of Leases and Rents Rider. Exception cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1/XXXX025	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112426	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.					Reviewer Comment (2025-01-26): Waived per client request Seller Comment (2025-01-17): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1/XXXX025	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2025-02-04): XXXX received disclosure summary for initial CD. Seller Comment (2025-02-04): (Rate Lock) CD sent and viewed XXXX closing was XXXX. This is 3 business days	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-04): XXXX received a valid COC. Seller Comment (2025-02-04): (Rate Lock) CIC provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112427	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The bank statements in file for income reflect 5 NSFs and 8 overdrafts all but 1 in the months of XXXX per LOE from Borrower, bank started holding deposit checks without advising.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has 5+ years on the job. Lender Exception with Compensating Factors provided. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-24): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Borrower is a non permanent resident alien and per guidelines a 24 month bank statement program is required. Borrower was qualified using 12 month bank statements.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower is a non permanent resident alien and per guidelines a 24 month bank statement program is required. Borrower was qualified using 12 month bank statements.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112427	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower is a non permanent resident alien and per guidelines a 24 month bank statement program is required. Borrower was qualified using 12 month bank statements.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112427	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Borrower is a non permanent resident alien and per guidelines a 24 month bank statement program is required. Borrower was qualified using 12 month bank statements.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has 5+ years on the job. Lender Exception with Compensating Factors provided. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-06): (Rate Lock) exception provided	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112427	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower is a non permanent resident alien with C09 visa classification.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has 5+ years on the job. Lender Exception with Compensating Factors provided. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-24): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112428	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 656 is less than Guideline representative FICO score of 660.	Representative FICO score of 656 is less than Guideline representative FICO score of 660. (Lender exception for FICO in file)	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/17/2025	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112428	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	FICO of 656 does not meet the guideline minimum of 660. Borrower has a COVID modification in the most recent 4 years and 5x60 late payments in the past 24 months.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/17/2025	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112429	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a semi detached town house with a full finished walk out basement with two kitchens, 4 bedrooms and 3 full baths. Per zoning office subject will classified as a SFR town house with a legal basement apartment, appears to be two ADUs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/22/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112429	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA and/or a cash flow analysis for the use of business funds for closing reflecting the use of these funds will not have a negative impact to the Business.				Reviewer Comment (2025-02-07): A satisfactory Cash Flow Analysis (CFA) completed by the underwriter provided Seller Comment (2025-02-05): (Rate Lock) Assets utilized wereXXXX XXXX and these are not business assets; they are personal and the equal access letter provided is sufficient that the borrower has full access. Reviewer Comment (2025-02-04): Require CPA Letter stating business fund will not have a negative impact on the business. Exception remains Seller Comment (2025-02-02): (Rate Lock) Not needed as personal funds used. Equal access letter provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/22/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112482	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-01): Documents received, system cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/06/2025	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112482	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1008 reflects XXXX guidelines were used for approval however, most recent received guidelines are dated v				Reviewer Comment (2025-02-01): Documents received, system cleared.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/06/2025	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112497	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	File is missing letter of explanation for a disputed tradeline shown on Credit Report as last reported XXXX	Reviewer Comment (2025-01-27): N/A - credit report shows a 30 day late but it was not reported in the last two years.

Seller Comment (2025-01-21): (Rate Lock) N/A - The guidelines state that an LOE must be provided for any disputed tradelines with derogatory information reported in the last two years. The tradeline in question showing last report date XXXX shows one 30-day late. The credit report provider Factual Data only shows a date for a late payment if it was made late with the two years prior to the last reported date so this means this tradeline has had no reported late payments within the last two years (guidelines only require the LOE if disputed AND there is derogatory information in the last two years). You can see an example of this for Closed tradeline with XXXX XXXX ending in #XXXX. The last reported date us XXXX and the 90+ category shows all the late dates in the two years prior to the last reported date. Same thing for XXXX Last reported date is XXXX and the 30 day late category lists a date of XXXX because that occurred in the two years prior to the last reported date. When there is no date list under the 30, 60, 90+ categories, that means there have been no late payments during the two years prior to the last reported date on the tradeline.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	01/06/2025	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112431	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrowers used a POA. Guidelines require at least 1 borrower to sign loan docs and borrower is not a service member on active duty.	Borrower has verified disposable income of at least XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/27/2025	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112431	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-01-29): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	01/27/2025	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112431	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-01-29): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	01/27/2025	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112434	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Verification of Non-US Citizen Status is not provided.				Reviewer Comment (2025-01-23): Exception cleared - Permanent resident card received and updated clarity. Seller Comment (2025-01-21): (Rate Lock) Docs provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112434	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-27): Documents received, system cleared. Seller Comment (2025-01-21): (Rate Lock) 1008 provided	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112434	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain a business purpose certification.				Reviewer Comment (2025-01-27): N/A - not a DSCR loan. Seller Comment (2025-01-21): (Rate Lock) File is not DSCR therefore document is not required for bank statement loan type	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112433	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is purchasing 2 investment properties concurrently. Using rental income from both to qualify with market rent from the 1007.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/23/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112433	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note / Security Instrument as an individual as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-06): Lender exception provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/23/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112432	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is purchasing 2 investment homes concurrently. Using rental income from both to qualify with market rent from 1007.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-31): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/23/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112432	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower did not sign the Note and Security Instrument as an individual as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-06): Lender exception provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	01/23/2025	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112522	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of XXXX00.	Total cash-out proceeds to Borrower in the amount of $XXXX exceeds guideline maximum cash-out of XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. 0x30x 19 years of mortgage pay history.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1/XXXX25	XXXX	Second Home	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112522	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Total cash-out proceeds to Borrower in the amount of $XXXX exceeds guideline maximum cash-out of XXXX00.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. 0x30x 19 years of mortgage pay history.	XXXX	Reviewer Comment (2025-01-21): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	1/XXXX25	XXXX	Second Home	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112149	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. The Credit Report fee increased to froXXXX to $XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-01-31): XXXX received Letter of Explanation, Payment History and Corrected PCCD.

Seller Comment (2025-01-30): (Rate Lock) The cure will be found on section L , the adjustments part, also please find attached the LOE. kindly review and clear the condition.

Seller Comment (2025-01-30): (Rate Lock) The cure will be found on section L , the adjustments part. kindly review and clear the condition.

Reviewer Comment (2025-01-30): XXXX received PCCD and payment history, however PCCD provided doesnt reflect principal reduction for cure amount on CD. Please provide corrected PCCD with statement reflecting principal reduction provided for charges exceeding legal limit by XXXXg with LOE which accompanied the PCCD to finalize.

Seller Comment (2025-01-28): (Rate Lock) Please see attached updated PCCDS with the cure of XXXX for the under-disclosed amount , also attached the payment history . Please review and clear the condition.

Reviewer Comment (2025-01-28): XXXX Received COC states credit report fee increased due to additional verification per UW; however, in order to clear this exception, require detailed information about the additional verification per UW. Provide detailed information about the additional verification XXXXg with the system log or approval showing when the request was made by UW.

Seller Comment (2025-01-27): Kindly find the attached COC showing that the fee increased due to additional verification per UW. Kindly review and clear the condition.

Seller Comment (2025-01-24): (Rate Lock) Please see attached
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112149	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The approval in file reflects the loan was approved as XXXX XXXX. Please provide the matrix for this loan program.				Reviewer Comment (2025-01-28): Matrix provided. Seller Comment (2025-01-27): Please see the attached Matrix for the XXXX XXXX Program Seller Comment (2025-01-24): (Rate Lock) Please see attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112149	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	All LTVs > 85% require 12 months reserves. Borrower only has 6.53 months reserves.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-04): Guidelines require 12 months reserves, however borrower only had 6.53 months reserves. Lender Exception with Compensating Factors provided.

Seller Comment (2025-01-31): (Rate Lock) Please see attached exception approval , kindly review and clear the conditions

Seller Comment (2025-01-30): (Rate Lock) Please see attached exception request .

Reviewer Comment (2025-01-29): Loan reviewed to the "XXXX" Matrix provided. Origination Guidelines and Matrix are used for the reviews.

Seller Comment (2025-01-29): (Rate Lock) Please see attached , We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Seller Comment (2025-01-29): (Rate Lock) We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Seller Comment (2025-01-29): (Rate Lock) we would like to request for an exception on this condition.

Reviewer Comment (2025-01-28): Based on the XXXX CD –
Total Funds required for closing are:
POCs =       XXXX
EMD =  $XXXX
Gift =    XXXX
CTC =   $XXXX
   $XXXX
- $XXXX   Funds back to borrower
    $XXXX
Reserves of 12 mon @ $XXXX:
      $XXXX
Total of all assets required:
      XXXX
Loan file only contains assets of:
     $XXXX
Sort reserves :
     $XXXX

Seller Comment (2025-01-28): (Rate Lock) We have more than the required reserves , Total assets $XXXX and the PITI $XXXX and the funds to close $XXXX. that is cover the 12 months . please review and clear the conditions.
																			XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112149	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.53 is less than Guideline PITIA months reserves of 12.00.	All LTVs > 85% require 12 months reserves. Borrower only has 6.53 months reserves.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-04): Guidelines require 12 months reserves, however borrower only had 6.53 months reserves. Lender Exception with Compensating Factors provided.

Seller Comment (2025-01-31): (Rate Lock) Please see attached exception approval , kindly review and clear the conditions

Seller Comment (2025-01-30): (Rate Lock) Please see attached exception request .

Reviewer Comment (2025-01-29): Loan reviewed to the "XXXX" Matrix provided. Origination Guidelines and Matrix are used for the reviews.

Seller Comment (2025-01-29): (Rate Lock) Please see attached , We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Seller Comment (2025-01-29): (Rate Lock) We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Reviewer Comment (2025-01-28): Based on the XXXX CD –
Total Funds required for closing are:
POCs =       XXXX
EMD =  XXXX
Gift =    XXXX
CTC =   XXXX
   XXXX
- XXXX   Funds back to borrower
    XXXX
Reserves of 12 mon @ XXXX:
      XXXX
Total of all assets required:
      XXXX
Loan file only contains assets of:
     XXXX
Sort reserves :
     XXXX

Seller Comment (2025-01-28): (Rate Lock) We have more than the required reserves , Total assets XXXX and the PITI XXXX and the funds to close XXXX. that is cover the 12 months . please review and clear the conditions.
																			XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112149	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	All LTVs > 85% require 12 months reserves. Borrower only has 6.53 months reserves.	Reviewer Comment (2025-02-04): Guidelines require 12 months reserves, however borrower only had 6.53 months reserves. Lender Exception with Compensating Factors provided. System Cleared.

Seller Comment (2025-01-31): (Rate Lock) Please see attached exception approval , kindly review and clear the conditions

Seller Comment (2025-01-30): (Rate Lock) Please see attached exception request .

Reviewer Comment (2025-01-29): Loan reviewed to the "XXXX" Matrix provided. Origination Guidelines and Matrix are used for the reviews.

Seller Comment (2025-01-29): (Rate Lock) Please see attached , We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Seller Comment (2025-01-29): (Rate Lock) We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Reviewer Comment (2025-01-28): Based on the XXXX CD –
Total Funds required for closing are:
POCs =       XXXX
EMD =  XXXX
Gift =    XXXX
CTC =   XXXX
   XXXX
- XXXX   Funds back to borrower
    XXXX
Reserves of 12 mon @ XXXX:
      XXXX
Total of all assets required:
      XXXX
Loan file only contains assets of:
     XXXX
Sort reserves :
     XXXX

Seller Comment (2025-01-28): (Rate Lock) We have more than the required reserves , Total assets XXXX and the PITI XXXX and the funds to close XXXX. that is cover the 12 months . please review and clear the conditions.
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112149	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	All LTVs > 85% require 12 months reserves. Borrower only has 6.53 months reserves.	Reviewer Comment (2025-02-04): Guidelines require 12 months reserves, however borrower only had 6.53 months reserves. Lender Exception with Compensating Factors provided. System Cleared.

Seller Comment (2025-01-31): (Rate Lock) Please see attached exception approval , kindly review and clear the conditions

Seller Comment (2025-01-30): (Rate Lock) Please see attached exception request .

Reviewer Comment (2025-01-29): Loan reviewed to the "XXXX" Matrix provided. Origination Guidelines and Matrix are used for the reviews.

Seller Comment (2025-01-29): (Rate Lock) Please see attached , We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Seller Comment (2025-01-29): (Rate Lock) We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Reviewer Comment (2025-01-28): Based on the XXXX CD –
Total Funds required for closing are:
POCs =       XXXX
EMD =  XXXX
Gift =    XXXX
CTC =   XXXX
   XXXX
- XXXX   Funds back to borrower
    XXXX
Reserves of 12 mon @ XXXX:
      XXXX
Total of all assets required:
      XXXX
Loan file only contains assets of:
     XXXX
Sort reserves :
     XXXX

Seller Comment (2025-01-28): (Rate Lock) We have more than the required reserves , Total assets XXXX and the PITI XXXX and the funds to close XXXX. that is cover the 12 months . please review and clear the conditions.
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112149	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	All LTVs > 85% require 12 months reserves. Borrower only has 6.53 months reserves.	Reviewer Comment (2025-02-04): Guidelines require 12 months reserves, however borrower only had 6.53 months reserves. Lender Exception with Compensating Factors provided. System Cleared.

Seller Comment (2025-01-31): (Rate Lock) Please see attached exception approval , kindly review and clear the conditions

Seller Comment (2025-01-30): (Rate Lock) Please see attached exception request .

Reviewer Comment (2025-01-29): Loan reviewed to the "XXXX" Matrix provided. Origination Guidelines and Matrix are used for the reviews.

Seller Comment (2025-01-29): (Rate Lock) Please see attached , We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Seller Comment (2025-01-29): (Rate Lock) We only need 6 months PITI according to the investor's guidelines. Kindly review and advise,

Reviewer Comment (2025-01-28): Based on the XXXX CD –
Total Funds required for closing are:
POCs =       XXXX
EMD =  XXXX
Gift =    XXXX
CTC =   XXXX
   XXXX
- XXXX   Funds back to borrower
    XXXX
Reserves of 12 mon @ XXXX:
      XXXX
Total of all assets required:
      XXXX
Loan file only contains assets of:
     XXXX
Sort reserves :
     XXXX

Seller Comment (2025-01-28): (Rate Lock) We have more than the required reserves , Total assets XXXX and the PITI XXXX and the funds to close XXXX. that is cover the 12 months . please review and clear the conditions.
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112435	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment (2025-02-04): Exception cleared - Purchase Agreement / Sales Contract received and updated clarity. Seller Comment (2025-02-03): (Rate Lock) Provided	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	01/28/2025	XXXX	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112435	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-13): Lender acknowledges and elects to waive. Seller Comment (2025-02-03): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/28/2025	XXXX	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112435	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2025-02-13): Lender acknowledges and elects to waive. Seller Comment (2025-02-03): (Rate Lock) Lender accepts the EV2 and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/28/2025	XXXX	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112545	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The XXXX DSCR Matrix states Vacant properties are not eligible for refinance. The Appraisal reflects the subject as vacant.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	Borrower's Experience/Track Record. The borrower has: 8 Years of Experience. Currently holds 2 Properties	XXXX	Reviewer Comment (2025-01-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-01-16): (Rate Lock) Exception has been submitted , please see attached	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112543	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file of the borrower's receipt of the appraisal.				Reviewer Comment (2025-01-16): Documentation provided. Seller Comment (2025-01-14): (Rate Lock) Appraisal effective date is XXXX , and the signature date is XXXX which is the same date on the proof of delivery . please see attached , kindly review and clear the condition.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112546	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower did not sign the Note and Mortgage as an individual as required by guidelines.	Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-06): Lender exception provided.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112546	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain theXXXX wage and income transcripts as required by guidelines as verification came back as no record found.	Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-30): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112549	XXXX	XXXX	XXXX	XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable. Project has critical repairs not fully completed, subject unit identified as water infiltration for repairs not a priority and not affecting the wall structure.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-03): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112549	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Trust income started in XXXXXXXX, guidelines require 2 years tax returns and recent 12 months' receipt.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-03): Lender approved exception with comp factors for FTHB and first time investor.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112549	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for FTHB and first time investor.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-03): Lender approved exception with comp factors for FTHB and first time investor.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112549	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception for rent from mother-in-law with no lease agreement.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-03): Lender Exception with Compensating Factors.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112551	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage of $XXXX is less than the loan amount and replacement cost.				Reviewer Comment (2025-02-14): Exception cleared - The replacement cost estimate has been received and updated in clarity. Reviewer Comment (2025-02-10): Replacement Cost Estimator document received in file and information updated but still required as coverage shortfall by $XXXX. Exception Remains.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112551	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		File is missing bank statement from XXXX within 90 days of Note date.				Reviewer Comment (2025-02-14): Exception cleared - The latest 3 month of bank statement has been received and update the clarity.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112551	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		File is missing bank statement from XXXX within 90 days of Note date.				Reviewer Comment (2025-02-14): Exception cleared - The latest 3 month of bank statement has been received and update the clarity.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112551	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No evidence of receipt of Appraisal was found in file.				Reviewer Comment (2025-02-14): Client elects to Waive. Seller Comment (2025-02-06): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112551	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to missing bank statement from XXXX within 90 days of Note date.				Reviewer Comment (2025-02-14): Exception cleared - The latest 3 month of bank statement has been received and update the clarity.	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112551	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing bank statement from XXXX within 90 days of Note date.				Reviewer Comment (2025-02-14): Exception cleared - The latest 3 month of bank statement has been received and update the clarity.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112551	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing bank statement from XXXX within 90 days of Note date.				Reviewer Comment (2025-02-14): Exception cleared - The latest 3 month of bank statement has been received and update the clarity.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112550	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $XXXX.	Loan amount of $XXXX less than Guideline minimum loan amount of $XXXX	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been employed in same industry 5+ years. FICO exceeds guidelines by at least 40 points. 7 months reserves.	XXXX	Reviewer Comment (2025-01-28): Lender exception with compensating factors.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	11/2XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.					Reviewer Comment (2025-02-03): Disclosure provided, system cleared. Seller Comment (2025-01-27): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA-Right to Receive Copy of appraisal. Providing a copy of this disclosure emailed to borrower and XXXX Disclosure Tracking Details report confirming this disclosure was emailed to borrower Day 2 after application date.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.		Missing page 3 of HUD.				Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Balloon term question on page 3 of the final HUD was not provided.		Missing page 3 of HUD.				Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.		Missing page 3 of HUD.				Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided.		Missing page 3 of HUD.				Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your loan balance rise question on page 3 of the final HUD was not provided.		Missing page 3 of HUD.				Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your interest rate rise question on page 3 of the final HUD was not provided.		Missing page 3 of HUD.				Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.		Missing page 3 of HUD.				Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.		Missing page 3 of HUD.				Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.		Missing page 3 of HUD.				Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112552	XXXX	XXXX	XXXX	XXXX	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan amount on page 3 of the final HUD was not provided.						Reviewer Comment (2025-01-24): Not required on investment property.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	01/17/2025	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112524	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX 1084 or income worksheet, Third Party Verification	1084 or income worksheet, Third Party Verification/CPA letter is missing in file for income calculation, required as per guidelines.				Reviewer Comment (2024-12-03): Received 1084 or income worksheet. Exception Cleared Buyer Comment (2024-12-02): Income calc Reviewer Comment (2024-11-05): Received CPA letter with Ownership, additionally Business Verification completed via VOE + Business website demonstrating activity supporting current business operations per Guideline, however still Income calculation worksheet is missing Buyer Comment (2024-11-04): CPA	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112524	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photo and the property must be re-inspected on or after XXXX declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2024-11-04): PDI Inspection date XXXX, no damage. The disaster end date has not been declared. Buyer Comment (2024-11-04): PDI	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112524	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Cash Flow Analysis /CPA letter confirming no impact for use of business funds from XXXX, Used for income qualifying				Reviewer Comment (2024-11-12): Lender confirmed not using Business Funds from XXXX XXXXtherefore excluded from testing. Exception Cleared Buyer Comment (2024-11-08): LOX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112524	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-12): Received CPA letter confirms Ownerships and Employment history. Exception Cleared	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112524	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX, LLC/Bank Statements)	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-12): Received CPA letter confirms Ownerships and Employment history. Exception Cleared Buyer Comment (2024-11-11): CPA letter	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112524	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay requirements not satisfied.				Reviewer Comment (2024-11-12): Received CPA letter confirms Ownerships and Employment history. Exception Cleared	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112524	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Compliance Audit / Quality Control Fee. Fee Amount of $XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing				Reviewer Comment (2024-10-23): Sufficient Cure Provided At Closing	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112524	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Primary Residence XXXX - $XXXX rent 2 months per 1003-Missing payments/VOR				Reviewer Comment (2024-11-12): Received LOX confirms borrower living rent free. Exception Cleared Buyer Comment (2024-11-08): lox	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112524	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing evidence of unfettered access to business funds used for XXXX Inc. Income not used from this source.				Reviewer Comment (2024-11-12): Received CPA Letter Confirm borrower owned 100% ownership for XXXX Inc. No income used for qualification therefore no negative impact verification require from CPA. Exception Cleared Buyer Comment (2024-11-08): LOX	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112523	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate missing for the subject property.				Reviewer Comment (2024-11-21): Received Flood Cert. Exception Cleared Buyer Comment (2024-11-19): Flood Cert	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112523	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report missing.				Reviewer Comment (2024-11-21): Received Fraud Report exception cleared Buyer Comment (2024-11-19): Fraud report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112523	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance missing for the subject property.				Reviewer Comment (2024-11-21): Received Hazard insurance policy for subject Property. Exception cleared. Buyer Comment (2024-11-19): subject	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112523	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Per guidelines, Business funds can be used for down payment and cash reserves if the borrower(s) own 100% of the business and requires a letter from the accountant of the business or an underwriter cash flow analysis of the business balance sheet to confirm that the withdrawal will not negatively impact the business.				Reviewer Comment (2024-12-06): CPA letter received Confirmed NO negative impact for using Business fund from account XXXX. Exception Cleared Buyer Comment (2024-12-06): CPA Letter	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112523	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Primary Residence XXXX-per credit supplement 10 months payment history and 12 months required on subject property. 1003 states 1 year 4 months living here. Previous address XXXX Rd rent $XXXX No verification in file.				Reviewer Comment (2024-12-09): 7 months verified with previous mortgage from XXXX. Total 17 months mortgage verified. Exception Cleared Buyer Comment (2024-12-06): Per lender: Credit report reflects a 12 month VOM history. There are two loans. See attached documentation. Buyer Comment (2024-12-06): Various Documents	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112525	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2024-11-22): Received fraud Report and SSA Verification report. Exception Cleared Buyer Comment (2024-11-21): Fraud Report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112525	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance for the subject property is missing.				Reviewer Comment (2024-11-22): Received hazard insurance policy for subject property. Exception Cleared Buyer Comment (2024-11-21): HOI	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112525	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Per guidelines, a standard verification of rent completed by a professional management company or 12 months bank statements/canceled checks and a lease agreement to document the term and payment is required.				Reviewer Comment (2024-11-22): Received 14 months rent pay history borrower primary Property XXXX XXXX. Exception Cleared Buyer Comment (2024-11-21): 12 Month rent checks	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112525	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.29 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 0.29 is less than Guideline PITIA months reserves of 6.00. Per guidelines, Business assets acct# were omitted due to: 1. Borrower is not 100% owner 2. 2 months statements required when only one statement provided.				Reviewer Comment (2024-12-06): Received asset statement for most recent 2 months. sufficient asset for reserve verified. exception cleared. Buyer Comment (2024-12-05): comment from lender: Please see XXXX exception and two months bank stmts for all accts XXXX for Reserves	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112525	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR XXXX.				Reviewer Comment (2024-12-10): Cleared Buyer Comment (2024-12-07): Please review and clear - all other exceptions have been cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	1XXXX	XXXX	Investment	Purchase		C	A	C	A	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112527	XXXX	XXXX	XXXX	XXXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment	The file was missing a copy of the final title policy.				Reviewer Comment (2025-01-13): Provided.	XXXX	XXXX	XXXX	1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112527	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-12-27): Received Final Title Policy which covers the loan amount. exception cleared Buyer Comment (2024-12-27): ID and Title	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/1XXXX)					Reviewer Comment (2024-12-27): Appraisal delivery email received. exception cleared. Buyer Comment (2024-12-26): Appraisal email to borrower	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	GSE	XXXX 2014 - 3% Points and Fees	XXXX 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.08194% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or .08194%).					Buyer Comment (2024-11-26): Acknowledged non material	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Loan Discount Points were disclosed as $XXXX on Final CD. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-01-13): XXXX Received Valid COC XXXXg with LOE for date issued discrepancy. Buyer Comment (2025-01-10): Attestation Letter - Please re-review the XXXX COC and see the attached attestation. Per lender the date on the final CD was a typo, this was actually issued XXXX at closing. Reviewer Comment (2024-12-29): XXXX received COC dated XXXX which is already in file. However, the fee was increased on final CD dated XXXX XXXXg with the loan amount. Please provide valid COC for change in fees on CD dated XXXX or any missing CDs for review. Buyer Comment (2024-12-26): COC and LE	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Loan Origination fee was disclosed as $XXXX on LE and $XXXX on Final CD. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-01-13): XXXX Received Valid COC XXXXg with LOE for date issued discrepancy. Buyer Comment (2025-01-10): Please re-review the XXXX COC and see the uploaded attestation. Per lender the date on the final CD was a typo, this was actually issued XXXX at closing. Reviewer Comment (2024-12-29): XXXX received COC dated XXXX which is already in file. However, the fee was increased on final CD dated XXXX XXXXg with the loan amount. Please provide valid COC for change in fees on CD dated XXXX or any missing CDs for review. Buyer Comment (2024-12-26): COC	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX00. Insufficient or no cure was provided to the borrower. XXXX	Transfer Tax was disclosed as $XXXX on LE and $XXXX on Final CD. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-01-13): XXXX Received Valid COC XXXXg with LOE for date issued discrepancy. Buyer Comment (2025-01-10): Please re-review the XXXX COC and see the uploaded attestation. Per lender the date on the final CD was a typo, this was actually issued XXXX at closing. Reviewer Comment (2024-12-29): XXXX received COC dated XXXX which is already in file. However, the fee was increased on final CD dated XXXX XXXXg with the loan amount. Please provide valid COC for change in fees on CD dated XXXX or any missing CDs for review. Buyer Comment (2024-12-26): Please see uploaded XXXX COC	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112527	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/1XXXX)	[ New exception arise due to original appraisal delivery email received ] File contains evidence appraisal report provided is an updated report. Delivery confirmations dated XXXXier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2025-01-09): Received Original Appraisal. Exception Cleared Buyer Comment (2025-01-08): Original Appraisal report Reviewer Comment (2025-01-07): Received Prior Appraisal confirms report date XXXX, however delivery date is XXXX. Require original appraisal report. Exception Remains Buyer Comment (2025-01-03): Appraisal report	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112532	XXXX	XXXX	XXXX	XXXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: XXXX / Relative Sequence Num: 1 Issue Date: XXXX; Received Date: XXXX; Signed Date: XXXX	CD (D0180) is signed before issued date, provide corrected signed initial CD.				Reviewer Comment (2024-12-12): XXXX received LOA indicating issue date on initial CD is XXXX. Reviewer Comment (2024-12-12): . Reviewer Comment (2024-12-12): LOX provided. The document was signed on XXXX. Buyer Comment (2024-12-09): LOE	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112532	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or $XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-12-18): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-12-17): LOE

Buyer Comment (2024-12-17): PCCD

Buyer Comment (2024-12-17): Refund check

Buyer Comment (2024-12-17): Tracking details

Reviewer Comment (2024-12-03): XXXX received rebuttal noting the changed circumstance on XXXX change date.  However, the reason of "Change in settlement charges, recording charge increase" does not give the specific information on why these fees were increased or when lender became of aware.  Please provide the additional information to support a valid changed circumstance. To comply with the COC requirements and rebaseline fee amounts, TPRs will look to the COC documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph. The COC documentation, at a minimum, should include: 1) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); 2) specific reason for the revision and how it impacted the specific fee(s) that increased; 3) the revised amount (can be documented through fee amounts disclosed on the revised LE/CD but increase must correspond with actual change resulting from documented COC and only fees related to the specific COC are considered for rebaseline); and 4) the date of the changed circumstance (i.e. the date the creditor received information sufficient to establish that one of the reasons for revision provided under § 1026.19(e)(3)(iv)(A) through (F) has occurred) The COC information can be contained on multiple documents (COC doc, screenshot of notes on an LOS or 1008, rate lock agreement, communication logs, etc.) but ideally centralized in the file for an efficient review. Documentation of borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc.

Buyer Comment (2024-12-03): Please cancel there is a valid COC for the recording fees in the loan file see D0294
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112532	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX0.00 exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Appraisal Fee was disclosed as XXXX on Final LE and XXXX0 on Final CD. File does not contain a valid COC for this fee, evidence of cure in file is XXXX Provide a post-close CD disclosing the tolerance cure to include XXXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (2024-12-20): XXXX Received Corrected PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2024-12-19): Please recheck tracking info for #XXXX - now in transit

Reviewer Comment (2024-12-19): XXXX received PCCD, LOE, Refund Check and Proof of Mailing.   XXXX  tracking indicates package in pre-shipment stage. Proof of mailing required to cure.

Buyer Comment (2024-12-18): shipping label

Buyer Comment (2024-12-18): Refund check

Buyer Comment (2024-12-18): PCCD

Buyer Comment (2024-12-18): LOE

Reviewer Comment (2024-12-13): LOX is noted but the appraisal invoice and report was made to current lender, document this was paid by borrower prior to current loan application and that is was for another lender /loan for further consideration.

Buyer Comment (2024-12-13): Appraisal invoice

Buyer Comment (2024-12-13): PCCD

Buyer Comment (2024-12-13): LOX

Reviewer Comment (2024-12-05): XXXX received updated PCCD and LOE XXXXg with the final SS removed Appraisal fee from the CD. However, as per final SS the appraisal fee was charged to borrower, and borrower has paid the fee outside of closing. The POC fee cannot be removed from the CD if borrower has already paid for the service. Cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-12-04): PCCD with Appraisal fee removed, FSS, LOE.
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112533	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Statement	Mortgage statement is missing in file for REO property XXXX, XXXXXXXX.				Reviewer Comment (2024-12-09): Received Newly Purchase Final CD with PITIA amount. Payment is escrowed. Exception cleared Buyer Comment (2024-12-07): property was sold - CD attached	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112533	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXXX	Fraud report is missing in file.				Reviewer Comment (2024-12-09): Received Fraud Report Exception Cleared Buyer Comment (2024-12-07): fraud	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112533	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	GSE	XXXX 2014 - 3% Points and Fees	XXXX 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.52651% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX or .52651%).	XXXX 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.52651% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX or .52651%).				Buyer Comment (2024-12-05): Acknowledged as non-material.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112526	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: XXXX Occupancy: Investment; Declarations/Will borrower occupy: Yes	Final 1003 section 5a indicates subject is to be a primary residence while 4a indicate it is investment. Need corrected 1003 for co-borrower XXXX.				Reviewer Comment (2024-12-10): Updated 1003 Received. Exception Cleared Buyer Comment (2024-12-07): Updated 1003	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112526	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Second Appraisal Fee was last disclosed as XXXX on LE but disclosed as XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-12-17): XXXX received a valid COC. Buyer Comment (2024-12-16): XXXX1 LE Reviewer Comment (2024-12-10): XXXX received changed circumstance dated XXXX1, but a corresponding LE was not provided. Please provide LE for further analysis. Buyer Comment (2024-12-10): COC	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	N/A	Yes
XXXX	XXXX	XXXX	4350112526	XXXX	XXXX	XXXX	XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area that does not have a declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be inspected.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2025-02-12): PDI Inspection date XXXX, no damage. The disaster end date has not been declared. Buyer Comment (2025-02-11): PDI	XXXX	XXXX	XXXX	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112531	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2				Reviewer Comment (2024-12-12): Received a copy of CDA. Exception Cleared. Buyer Comment (2024-12-12): CDA	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112531	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.88 is less than Guideline PITIA months reserves of 6.00.	Asset balance available is insufficient to cover reserve. Additional Asset Balance required to cover the reserve requirement.	Reviewer Comment (2024-12-13): The appraisal fee of XXXX was paid outside closing. Bank statements in file show paid from checking.

Reviewer Comment (2024-12-12): received a copy of invoices XXXX which reflects payment made by using credit card, but unbale to determine from which credit card payment were made. Exception Remains.

Buyer Comment (2024-12-11): Per lender : Why is XXXX (POC) fees being added to the closing costs.  They were already paid so they shouldn’t be included These fees were paid back in XXXX and XXXX .  The invoices were in the file we uploaded.

Reviewer Comment (2024-12-11): Cash to close Require tested as Cash from borrower ($XXXX= Total asset Require $XXXX whereas provided assets are A/c # XXXX which is short fall of v to meet Reserve requirement. Exception Remains

Buyer Comment (2024-12-10): see attached
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112531	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-13): Cleared	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112531	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan was agency approved with an Originator Loan Designation of (NON-QM) required per Investor Guidelines was not provided causing the loan to XXXX through the QM Testing.				Reviewer Comment (2024-12-13): Cleared	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112531	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX Subprime Home Loan Threshold Fixed Compliant	XXXX Subprime Loan: APR on subject loan of 10.09222% or Final Disclosure APR of 10.10700% is in excess of allowable threshold of Prime Mortgage Market Rate 6.72000 + 1.75%, or 8.47000%. Compliant SubPrime Loan.					Buyer Comment (2024-12-09): Acknowledged as non-material. Loan is compliant. Buyer Comment (2024-12-09): Pleaes re-review interest rate changed XXXX to 9.75 making loanXXXX HPML, XXXX COC (2nd page) for XXXX. Disclosures would not have been required previously. Please cancel. Buyer Comment (2024-12-09): Why is there a condition stating the loan is Compliant?	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure XXXX be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure XXXX not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112531	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	XXXX Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.				Reviewer Comment (2024-12-09): Loan becameXXXX Subprime loan on XXXX when loan was locked at 9.75%. XXXX Counseling Disclosure was provided timely XXXX. Exception cleared. Buyer Comment (2024-12-09): Pleaes re-review interest rate changed XXXX to 9.75 making loanXXXX HPML, XXXX COC (2nd page) for XXXX. Disclosures would not have been required previously. Please cancel.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase	No obvious cure	D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112534	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal Report date is XXXX which is not prior to 3 days of closing, Waiver is missing in the file.				Reviewer Comment (2025-01-02): Received Original appraisal and Delivery already Provided in the file. Exception Cleared Buyer Comment (2024-12-31): original appraisal Reviewer Comment (2024-12-13): Provide the original appraisal. Buyer Comment (2024-12-13): Appraisal acknowledgement	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112537	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX CPA Letter, Narrative	1. Borrowers must have been self-employed for at least two years in the same business verified via a CPA/Tax Preparer, regulatory agency, applicable licensing bureau or equivalent. 2. The borrower’s business ownership percentage must be at least 25%. The ownership percentage must be verified via a CPA/Tax Preparer, Operating Agreement or equivalent 3. Verification that the business is active and operating either no more than 10 business days prior to the Note Date, or after the Note Date but prior to XXXX purchase is required with one of the following:
• Evidence of current work (executed contracts or signed invoices)
• Evidence of current business receipts
														• Business website demonstrating activity supporting current business operations				Reviewer Comment (2024-12-10): Received CPA letter and Business narrative. Exception Cleared Buyer Comment (2024-12-07): CPA letter and bus narrative Reviewer Comment (2024-12-04): Provide a CPA letter and a business narrative. Buyer Comment (2024-12-04): Please confirm what is need to clear this exception.	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112537	XXXX	XXXX	XXXX	XXXX	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date XXXX, Note Date XXXX	Flood Insurance Policy Effective Date XXXX, Note Date XXXX. Purchase transaction. Gap in insurance present is 8 days.				Reviewer Comment (2024-12-11): Received an updated flood insurance policy document with correct effective date. Exception Cleared Buyer Comment (2024-12-11): updated flood ins	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112537	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-12-09): Received Appraisal Acknowledgement. Exception Cleared Buyer Comment (2024-12-06): Appraisal acknowledgment	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112537	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XXXX)	The XXXX LE was e-signed XXXX				Reviewer Comment (2024-12-12): XXXX received proof of XXXX electronic receipt Buyer Comment (2024-12-10): Full tracking details for revised LE Reviewer Comment (2024-12-09): XXXX received a Disclosure Status. However, the eDisclosure tracking does not reflect "which" document was sent and viewed on XXXX Please provide additional documentation that links this tracking to being the XXXX. Buyer Comment (2024-12-06): Tracking showing consent accepted prior to esignature	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112537	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. XXXX	Cure in file for $XXXX, this will be cleared when all other open tolerance issues are resolved.				Reviewer Comment (2024-12-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-12-09): Cured at closing - please see uploaded COC for appraisal re-inspection due to subject to appraisal report	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112537	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Cure was provided for the $XXXX increase that occurred at closing. We are missing the COC from the increase at LE dated XXXX for. XXXX.	Reviewer Comment (2024-12-13): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-12-12): shipping label

Reviewer Comment (2024-12-12): XXXX received PCCD, LOE and copy of refund check. Missing proof of mailing. Please provide proof of mailing to cure the exception.

Buyer Comment (2024-12-11): LOE, PCCD and refund check for addtl cure

Reviewer Comment (2024-12-10): XXXX Received COC dated XXXX; however, Appraisal is dated XXXX and Appraisal re-inspection fee charged on v which is not within 3 days of the Appraisal.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-12-09): Also see "subject to" appraisal in file

Buyer Comment (2024-12-09): COC
																			XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112537	XXXX	XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	XXXX program guidelines require a CDA (Desk Review)		Missing CDA.				Reviewer Comment (2024-12-10): Received CDA. Exception Cleared Buyer Comment (2024-12-09): CDA	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112537	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Business funds can be used for down payment and cash reserves if the borrower(s) own 100% of the business and requires a letter from the accountant of the business or an underwriter cash flow analysis of the business balance sheet to confirm that the withdrawal will not negatively impact the business. Missing CPA letter				Reviewer Comment (2024-12-10): Received CPA Letter confirm No Impact on Business for using funds. Exception Cleared Buyer Comment (2024-12-07): CPA letter	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112537	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing a business narrative is required from the borrower to describe the type of business and number of employees.				Reviewer Comment (2024-12-10): Received Business narrative document. Exception cleared Buyer Comment (2024-12-07): business narrative	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112530	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Compliance to review for designation re-set				Reviewer Comment (2024-12-27): Updated qualifying method. Buyer Comment (2024-12-26): please review. all conditions have been cleared.	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112530	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HELOC Agreement not provided		Require HELOC agreement in the amount of XXXX0,000 taken on REO "XXXX				Reviewer Comment (2024-12-11): Received HELOC Agreement for Property XXXX XXXX. Exception Cleared Buyer Comment (2024-12-10): Please see attached HELOC agreement for XXXX Place	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112530	XXXX	XXXX	XXXX	XXXX	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Verification	Require tax cert for the REO "XXXX				Reviewer Comment (2024-12-12): Received Tax cert for REO property "XXXX Exception Cleared Buyer Comment (2024-12-11): tax	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112530	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Updated 1003 for borrower borrower XXXX required as Declaration section for borrower XXXX (5a-A) incorrectly selected as Yes should be No "Will you occupy the property as your primary residence". Borrower is purchasing the subject property as second home.				Reviewer Comment (2024-12-12): Received updated 1003 for Co-Borrower with correction in Declaration Section will you occupy the property as your primary residence as No. Exception cleared Buyer Comment (2024-12-11): updated 1003	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112530	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide a business narrative that describes the business and number of employees.				Reviewer Comment (2024-12-12): Received Business narrative which shows Business nature about Specialized in Estate, Trust and Probate Law, and have 4 Attorney and 7 paralegals and Legal assistance. Exception Cleared Buyer Comment (2024-12-11): business narrative	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112530	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		New exception per client request. Appraiser reflects water heaters were not double strapped.				Reviewer Comment (2024-12-26): Received 1004D. water heaters were now double strapped. exception cleared. Buyer Comment (2024-12-24): Per Lender: PLEASE SEE UPDATED 1004D REGARDING WATER HEATER DOUBLE STRAPPED AND PLEASE CLEAR CONDITION. Reviewer Comment (2024-12-20): Received 1004D where still do not reflect Heater has double strap however as per guidelines XXXX requires water heaters to be strapped in two places to prevent movement during an earthquake. Upper strap and Lower strap. provide updated 1004D with the same. exception remains. Buyer Comment (2024-12-19): 1004D	XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112536	XXXX	XXXX	XXXX	XXXX	Property	Valuation	Valuation Issue	Valuation	XXXX program guidelines require a CDA (Desk Review)		As per guideline, CDA missing in file.				Reviewer Comment (2024-12-16): Received CDA in file. exception cleared. Buyer Comment (2024-12-16): CDA	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	A	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112536	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing a letter from the accountant of the business or an underwriter cash flow analysis of the business balance sheet to confirm that the withdrawal will not negatively impact the business. XXXX				Reviewer Comment (2024-12-16): Received CPA letter in file. exception cleared. Buyer Comment (2024-12-16): CPA letter	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	A	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112536	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing a letter from the accountant of the business or an underwriter cash flow analysis of the business balance sheet to confirm that the withdrawal will not negatively impact the business. XXXX				Reviewer Comment (2024-12-16): Received CPA letter in file. exception cleared. Buyer Comment (2024-12-16): CPA letter	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Second Home	Purchase		C	A	C	A	A	A	C	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112529	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	Other TILA Violations	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	Individual Loan Originator not in approved license status to conduct loan origination activities.				Reviewer Comment (2024-12-18): Received XXXX document with NMLS details. Exception Cleared Buyer Comment (2024-12-17): Loan Originator is authorized to Conduct Business and represent XXXX since XXXX ofXXXX. See attached XXXX for NMLS search	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112529	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided	Required Source of Funds/Deposit not provided. Please provide account statements documenting $XXXX.	Reviewer Comment (2025-01-22): Received Gift Letter and Donor's Bank statement XXXX shows Check XXXX as source of EMD XXXX. Gift funds excluded from Testing as same fund used for EMD. Additionally Borrower made internal Transfer of same amount of XXXX from saving A/c XXXX to Saving account XXXX on same date as EMD. No further documentation require. Exception Cleared

Buyer Comment (2025-01-21): Gift letter

Buyer Comment (2025-01-21): Donors ability

Reviewer Comment (2025-01-13): Wife is noted as vested on title but is not a borrower. Since spouse is not a borrower her assets, income and credit are not considered. The EMD deposited with closing attorney has since been documented with that check from non-borrowing spouse coming out of her sole checking account. This would be considered gifts funds and should follow guides section XXXX Gift Funds for further consideration. Gift letter and Evidence of the donor’s ability to provide funds, with 60 days’ sourcing and seasoning

Buyer Comment (2025-01-10): Per the lender they provided the statement showing the EMD coming out, they state they  dont need a gift letter as she is on title

Reviewer Comment (2024-12-27): We are in short of funds to close. funds needed to close $XXXX vs available $XXXX. since XXXX have been deposited intoXXXXXXXX on XXXX no source of funds as it is internal transfer in the same account. require additional fund or evidence that XXXX have been deducted from account to meet short fall of funds. exception remains.

Buyer Comment (2024-12-27): Per Lender : Good XXXX Is on the contract of sale and vested on title. There is no gift letter needed. Please review and clear. Thank you

Reviewer Comment (2024-12-18): Borrower was required to bring $XXXX to the closing table and had already tendered $XXXX as EMD. The transfer from savings to checking is noted which was to cover the $XXXX EMD check dated XXXX (check (XXXX) which was never cashed as of the checking account statements dated of XXXX. Documented assets were $XXXX versus XXXX needed to close the overall transaction.

Buyer Comment (2024-12-18): Per Lender : Please see attachedXXXX statements. The borrower moved their down payment from the Savings account to their checking account.
																			XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112529	XXXX	XXXX	XXXX	XXXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX	New exception arise as EMD subtracted from existing asset account ] Documented qualifying Assets for Closing of $1XXXX0 is less than Cash From Borrower $XXXX.	Reviewer Comment (2025-01-23): Received Gift Letter and Donor's Bank statement XXXX shows Check XXXX as source of EMD XXXX. Gift funds excluded from Testing as same fund used for EMD. Additionally Borrower made internal Transfer of same amount of XXXX from saving A/c XXXX to Saving account XXXX on same date as EMD. No further documentation require. Exception Cleared

Buyer Comment (2025-01-22): PRIOR STATEMENT

Reviewer Comment (2025-01-14): Wife is noted as vested on title but is not a borrower. Since spouse is not a borrower her assets, income and credit are not considered. The EMD deposited with closing attorney has since been documented with that check from non-borrowing spouse coming out of her sole checking account. This would be considered gifts funds and should follow guides section XXXX Gift Funds for further consideration. Gift letter and Evidence of the donor’s ability to provide funds, with 60 days’ sourcing and seasoning

Buyer Comment (2025-01-10): Bank statement
																			XXXX	XXXX	XXXX	1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112539	XXXX	XXXX	XXXX	XXXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-12-31): Received CDA. Exception cleared. Buyer Comment (2024-12-30): CDA	XXXX	XXXX	XXXX	1	D	A	D	A	D	A	D	A	D	A	12/1XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112539	XXXX	XXXX	XXXX	XXXX	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXXXXis less than the note amount of $XXXX based on the Commitment in file.	The Title Policy Amount of XXXX is less than the note amount of $XXXX based on the Commitment in file.				Reviewer Comment (2024-12-26): Received an updated Title Commitment with correct policy amount. Exception Cleared Buyer Comment (2024-12-26): Title	XXXX	XXXX	XXXX	1	B	A	B	A	B	A	B	A	B	A	12/1XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112539	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	GSE	XXXX 2014 - 3% Points and Fees	XXXX 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.02707% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of XXXX vs. an investor allowable total of $XXXX (an overage of $137.10 or .02707%).	Informational EV2				Buyer Comment (2024-12-20): Acknowledged non material	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	12/1XXXX	XXXX	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112539	XXXX	XXXX	XXXX	XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.65 is less than Guideline PITIA months reserves of 6.00.	PITIA reserves months updated as per guideline.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	37 vs 50	XXXX	Reviewer Comment (2025-01-03): Investor accepts and agrees to waive with compensating factors. Buyer Comment (2025-01-03): Exception froXXXX for reserves. Reviewer Comment (2024-12-31): Updated. Received final "signed" closing statement from sale of exiting property. Funds received were $XXXX less than previous unsigned copy used to qualify. Note: the XXXX were included in total cash needed. Reserves documented are 5.62 vs 6 required.	XXXX	XXXX	XXXX	2	C	B	C	B	C	B	C	B	C	B	12/1XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112539	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/Cleared.				Reviewer Comment (2025-01-03): Investor approved to waive insufficient reserves That exception regraded to EV2	XXXX	XXXX	XXXX	1	B	A	C	A	B	A	C	A	B	A	12/1XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112539	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan Designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/Cleared.				Reviewer Comment (2025-01-03): Investor approved to waive insufficient reserves That exception regraded to EV2	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/1XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112539	XXXX	XXXX	XXXX	XXXX	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Missing signed final or true and certified copy of the HUD statement from sale of XXXX,				Reviewer Comment (2024-12-31): Provided. Reviewer Comment (2024-12-26): Received a copy of CD and Seller CD for the subject property. Need a copy of signed HUD closing statement for the REO property. XXXX. Exception Remains. Buyer Comment (2024-12-26): CD	XXXX	XXXX	XXXX	1	C	A	C	A	C	A	C	A	C	A	12/1XXXX	XXXX	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112540	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Federal Compliance	GSE	XXXX 2014 - 3% Points and Fees	XXXX 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.41901% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or 1.41901%).	EV2 informational				Buyer Comment (2025-02-11): Acknowledged as non-material.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/14/2025	XXXX	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112540	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	XXXX Subprime Home Loan Threshold Fixed Compliant	XXXX Subprime Loan: APR on subject loan of 10.25146% or Final Disclosure APR of 10.26200% is in excess of allowable threshold of Prime Mortgage Market Rate 6.69000 + 1.75%, or 8.44000%. Compliant SubPrime Loan.	EV2 informational				Buyer Comment (2025-02-11): Acknowledged as non-material.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/14/2025	XXXX	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure XXXX be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure XXXX not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112540	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) XXXX Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	XXXX Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	Disclosure is dated XXXX. No field entry available for date.				Buyer Comment (2025-02-11): Acknowledged as non-material.	XXXX	XXXX	XXXX	2	B	B	B	B	B	B	B	B	B	B	01/14/2025	XXXX	Primary	Purchase	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No